UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Lithium & Battery Tech ETF

Ticker: LIT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lit/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$92	0.75%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 44.60%, while the Secondary Index increased 45.17%. The Fund had a net asset value of $43.42 per share on October 31, 2024 and ended the reporting period with a net asset value of $62.37 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period, supported by improving sentiment across lithium and battery supply chains. In early 2025, China extended its vehicle trade-in subsidy scheme until the end of the year, which boosted demand throughout the EV battery supply chain and helped absorb excess supplies. China also introduced stricter mining regulations focused on environmental protection and resource efficiency, leading to the suspension of several operations, including the Jianxiawo mine. These changes reduced domestic output and, along with other mine curtailments, supported a gradual improvement in market balance. As a result, Chinese spot prices showed intermittent rebounds throughout the year. Together, supportive demand fundamentals and supply disruptions improved sentiment towards lithium miners and battery makers, contributing to the positive result.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Lithium & Battery Tech ETF - $34,823
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Global Lithium Index (USD) (NR)† - $35,724
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Lithium & Battery Tech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Lithium Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$11,676	$10,205	$11,757
Oct/17	$19,437	$12,573	$19,546
Oct/18	$15,547	$12,508	$15,644
Oct/19	$13,275	$14,082	$13,348
Oct/20	$23,076	$14,771	$23,153
Oct/21	$49,127	$20,277	$49,586
Oct/22	$36,307	$16,230	$36,866
Oct/23	$25,907	$17,935	$26,387
Oct/24	$24,082	$23,816	$24,608
Oct/25	$34,823	$29,208	$35,724

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/lit/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Lithium & Battery Tech ETF	44.60%	8.58%	13.29%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Lithium Index (USD) (NR)Footnote Reference†	45.17%	9.06%	13.58%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,384,355,571	49	$7,762,246	51.63%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	5.3%
Brazil	0.2%
France	0.2%
Netherlands	0.4%
Canada	1.1%
Chile	2.9%
Japan	7.9%
United States	11.6%
South Korea	11.8%
Australia	26.8%
China	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Rio Tinto PLC ADR	19.4%
Albemarle	4.8%
Samsung SDI	4.6%
TDK	4.3%
Ganfeng Lithium Group, Cl A	4.2%
Eve Energy, Cl A	4.0%
LG Energy Solution	4.0%
Contemporary Amperex Technology, Cl A	4.0%
Tesla	3.8%
NAURA Technology Group, Cl A	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lit/

Global X Funds

Global X Lithium & Battery Tech ETF: LIT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-LIT-2025

Global X Funds

Global X SuperDividend® ETF

Ticker: SDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$64	0.58%

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Secondary Index ("Index Provider"). The Index Provider applies certain dividend stability filters.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.40%, while the Secondary Index increased 20.96%. The Fund had a net asset value of $21.99 per share on October 31, 2024 and ended the reporting period with a net asset value of $23.81 per share on October 31, 2025.

The Fund posted positive returns during the reporting period, supported by improving interest‑rate dynamics across major markets and favorable currency movements driven by a weaker US dollar. In the U.S., the Federal Reserve reduced its policy rate by 0.25 percentage points in September, signaling room for further easing that typically supports income‑oriented equities by lowering discount rates. Similarly, the European Central Bank cut rates in 2025 as inflation moved closer to target, providing a boost to rate‑sensitive sectors such as utilities, real estate, and financials. Offsetting factors included a sharp mid‑year slide in oil and ongoing oversupply concerns, which weighed on energy performance. In China, May's reductions to loan prime rates and new financing tools sought to stabilize growth, yet housing data showed mixed results, leaving Asia names mixed. In Latin America, Brazil's decision to keep policy rates at multi‑year highs through mid‑to‑late 2025 elevated equity risk premia and tempered returns from domestically focused high‑yield shares.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X SuperDividend® ETF - $9,604
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Global SuperDividend® Index (USD) (NR)† - $9,503
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X SuperDividend® ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global SuperDividend® Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,623	$10,205	$10,500
Oct/17	$11,971	$12,573	$11,919
Oct/18	$11,415	$12,508	$11,377
Oct/19	$11,299	$14,082	$11,251
Oct/20	$7,592	$14,771	$7,568
Oct/21	$10,038	$20,277	$10,037
Oct/22	$6,645	$16,230	$6,443
Oct/23	$6,624	$17,935	$6,475
Oct/24	$7,977	$23,816	$7,857
Oct/25	$9,604	$29,208	$9,503

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sdiv/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® ETF	20.40%	4.81%	-0.40%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global SuperDividend® Index (USD) (NR)Footnote Reference†	20.96%	4.66%	-0.51%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,014,282,604	113	$4,868,529	68.09%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	4.9%
Other Countries	9.6%
Indonesia	2.3%
Singapore	2.5%
Canada	3.0%
Israel	3.8%
South Africa	5.1%
Hong Kong	5.6%
China	8.0%
Norway	8.4%
United Kingdom	9.8%
Brazil	13.3%
United States	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
d'Amico International Shipping	1.6%
SES, Cl A	1.6%
Direcional Engenharia	1.6%
Banco Bradesco	1.5%
Western Union	1.5%
Ithaca Energy PLC	1.5%
Caixa Seguridade Participacoes	1.5%
Aker BP	1.5%
Kenon Holdings	1.4%
Delta Israel Brands	1.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdiv/

Global X Funds

Global X SuperDividend® ETF: SDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-SDIV-2025

Global X Funds

Global X Social Media ETF

Ticker: SOCL

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/socl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$78	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of companies involved in the social media industry, such as those companies that provide social networking, file sharing, and other web-based media applications, and derive significant percentage of their revenues from social media related activities.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 38.63%, while the Secondary Index increased 39.54%. The Fund had a net asset value of $41.94 per share on October 31, 2024 and ended the reporting period with a net asset value of $58.02 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period. Sector fundamentals remained supportive, with industry forecasts projecting continued growth in digital advertising and paid social in 2025, including expectations for social-media ad sales to rise in the U.S. and solid global gains. In the U.S., the Federal Reserve’s September rate cut eased financial conditions and supported valuations for growth-oriented internet platforms that rely on advertising and engagement. Policy developments also bolstered sentiment as Washington advanced a framework for stricter enforcement of the Digital Markets Act. While this introduced some compliance costs and periods of volatility, it also provided greater clarity around operating conditions for large platforms. In China, authorities' retreat from the most punitive proposed gaming restrictions reported in late 2024, alongside a late-September 2025 stimulus worth 500 billion yuan, supported key platform peers with advertising and gaming exposure.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Social Media ETF - $31,028
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Social Media Total Return Index (USD) (NR)† - $32,778
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Social Media ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Social Media Total Return Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$12,199	$10,205	$12,293
Oct/17	$16,968	$12,573	$17,174
Oct/18	$15,336	$12,508	$15,618
Oct/19	$16,822	$14,082	$17,230
Oct/20	$27,379	$14,771	$28,224
Oct/21	$32,285	$20,277	$33,469
Oct/22	$13,159	$16,230	$13,670
Oct/23	$18,475	$17,935	$19,311
Oct/24	$22,383	$23,816	$23,490
Oct/25	$31,028	$29,208	$32,778

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/socl/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Social Media ETF	38.63%	2.53%	11.99%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Social Media Total Return Index (USD) (NR)Footnote Reference†	39.54%	3.04%	12.61%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$149,692,832	57	$843,719	9.79%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	3.2%
Singapore	0.2%
United Arab Emirates	0.2%
United Kingdom	0.3%
Germany	0.8%
Japan	4.8%
South Korea	13.3%
China	37.8%
United States	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	10.2%
Meta Platforms, Cl A	8.9%
NAVER	8.5%
Kuaishou Technology, Cl B	8.2%
Reddit, Cl A	7.6%
Alphabet, Cl A	5.2%
Baidu ADR	4.7%
Kakao	4.7%
Spotify Technology	4.6%
NetEase ADR	4.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/socl/

Global X Funds

Global X Social Media ETF: SOCL

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-SOCL-2025

Global X Funds

Global X Guru® Index ETF

Ticker: GURU

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/guru/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$85	0.75%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index® (“Secondary Index”). The Secondary Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG characterizes as hedge funds. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 27.04%, while the Secondary Index increased 27.52%. The Fund had a net asset value of $48.38 per share on October 31, 2024 and ended the reporting period with a net asset value of $61.35 per share on October 31, 2025.

The Fund delivered positive performance over the reporting period, supported by a friendlier U.S. policy backdrop and improving market breadth. The Federal Reserve restarted easing and lowered its policy rate, which helped lift valuations for growth-oriented holdings. Inflation cooled, reinforcing expectations that monetary conditions would continue to loosen. Momentum in artificial intelligence spending and resilient mega-cap earnings further supported technology and semiconductor exposures that are common in hedge fund portfolios. After the September rate cut, major U.S. indexes notched fresh record highs and small caps rallied, aiding broader equity allocations. However, periodic tariff and trade-policy uncertainty weighed on investor sentiment at times, especially for companies with international exposure, but these headwinds were not enough to derail gains.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Guru® Index ETF - $27,227
S&P 500 Index (USD) (TR)* - $39,196
Solactive Guru Index® (USD) (NR)† - $27,703
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Guru® Index ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive Guru Index® (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$9,703	$10,451	$9,719
Oct/17	$12,061	$12,921	$12,111
Oct/18	$12,713	$13,870	$12,822
Oct/19	$14,480	$15,857	$14,624
Oct/20	$16,049	$17,397	$16,224
Oct/21	$22,055	$24,862	$22,285
Oct/22	$14,715	$21,230	$14,920
Oct/23	$15,095	$23,383	$15,213
Oct/24	$21,432	$32,272	$21,725
Oct/25	$27,227	$39,196	$27,703

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/guru/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Guru® Index ETF	27.04%	11.15%	10.54%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Solactive Guru Index® (USD) (NR)Footnote Reference†	27.52%	11.29%	10.73%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,441,808	79	$367,479	86.33%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.4%
Materials	3.3%
Energy	3.6%
Consumer Staples	5.5%
Communication Services	5.9%
Utilities	6.1%
Financials	9.4%
Consumer Discretionary	11.2%
Industrials	14.2%
Information Technology	18.2%
Health Care	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Warner Bros Discovery	2.2%
Celestica	2.1%
Newamsterdam Pharma	1.8%
Arcutis Biotherapeutics	1.7%
AppLovin, Cl A	1.7%
United Therapeutics	1.7%
Alibaba Group Holding ADR	1.6%
PTC Therapeutics	1.6%
Tesla	1.6%
Snowflake, Cl A	1.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/guru/

Global X Funds

Global X Guru® Index ETF: GURU

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-GURU-2025

Global X Funds

Global X SuperIncome™ Preferred ETF

Ticker: SPFF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X SuperIncome™ Preferred ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/spff/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome™ Preferred ETF	$49	0.48%

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. High Yield Preferred Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of the highest-yielding preferred securities listed in the United States, as determined by Solactive AG, the administrator of the Secondary Index (“Index Administrator”). The Secondary Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Administrator. The Secondary Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund’s investment adviser.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 2.33%, while the Secondary Index increased 2.89%. The Fund had a net asset value of $9.59 per share on October 31, 2024 and ended the reporting period with a net asset value of $9.19 per share on October 31, 2025.

The Fund ended the reporting period slightly positive, supported primarily by steady income despite fluctuations in market yields. Shifting U.S. interest-rate expectations—initially emphasizing higher-for-longer interest rate policy and later leaning toward potential easing—contributed to volatility among rate‑sensitive preferreds, though coupon distributions helped sustain total returns. Credit conditions remained generally favorable, with stable bank funding and improving issuer fundamentals in core sectors such as financials and utilities aiding positive sentiment.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X SuperIncome™ Preferred ETF - $13,006
S&P 500 Index (USD) (TR)* - $39,196
Global X U.S. High Yield Preferred Index^ - $13,653
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X SuperIncome™ Preferred ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. High Yield Preferred IndexFootnote Reference^
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,444	$10,451	$10,489
Oct/17	$10,581	$12,921	$10,698
Oct/18	$10,489	$13,870	$10,643
Oct/19	$11,419	$15,857	$11,643
Oct/20	$11,512	$17,397	$11,793
Oct/21	$13,090	$24,862	$13,510
Oct/22	$11,282	$21,230	$11,696
Oct/23	$10,237	$23,383	$10,642
Oct/24	$12,710	$32,272	$13,270
Oct/25	$13,006	$39,196	$13,653

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/spff/ for current month-end performance.

Footnote	Description
Footnote^	Secondary Index performance reflects the performance of the S&P Enhanced Yield North American Preferred Stock Index through April 2, 2023, and the Global X U.S. High Yield Preferred Index thereafter. The performance above reflects results achieved pursuant to different principal investment strategies than the strategies currently employed by the Fund. If the Fund's current strategies had been in place prior to April 2, 2023, results shown would have been different.
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperIncome™ Preferred ETF	2.33%	2.47%	2.66%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Global X U.S. High Yield Preferred IndexFootnote Reference^	2.89%	2.97%	3.16%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$133,426,556	50	$663,442	73.21%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
United States	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Albemarle	4.8%
Wells Fargo	4.7%
Hewlett Packard Enterprise	4.6%
Microchip Technology	4.3%
PG&E	4.1%
Ares Management	4.0%
KKR	4.0%
Bank of America	3.4%
Apollo Global Management	3.2%
Athene Holding	2.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/spff/

Global X Funds

Global X SuperIncome™ Preferred ETF: SPFF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-SPFF-2025

Global X Funds

Global X SuperDividend® U.S. ETF

Ticker: DIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/div/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$45	0.45%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Secondary Index"). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is maintained by Indxx, LCC (the "Index Provider"). The Secondary Index tracks the performance of 50 equally weighted common stocks, Master Limited Partnerships and real estate investment trusts (“REITs”) that rank among the highest dividend yielding equity securities in the United States, as defined by the Index Provider. The components of the Secondary Index have also paid dividends consistently over the last two years. The Secondary Index is comprised of securities that the Index Provider determines to have lower volatility relative to the market.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund decreased 1.18%, while the Secondary Index decreased 0.66%. The Fund had a net asset value of $18.50 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.10 per share on October 31, 2025.

The Fund finished the reporting period slightly down, with income helping offset uneven equity moves. A 0.25 percentage point policy cut in September eased pressure on rate sensitive groups like utilities and REITs. Inflation progress was uneven towards the end of the reporting period which tempered the boost from lower policy rates and kept real yields relatively firm. However, basic materials and healthcare equities largely remained out of favor within the portfolio over the reporting period, given weakness in the industrial economy and regulatory uncertainties in the healthcare sector. A cooling labor market supported the U.S. Federal Reserve's policy and helped underpin high yield equities via lower discount rates. Softer oil industry fundamentals also created mixed effects across dividend-yielding companies in the energy sector. Optimism surrounding rate cuts further aided income-oriented exposures, though tariff related policy uncertainty remained a headwind to risk appetite.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X SuperDividend® U.S. ETF - $13,318
S&P 500 Index (USD) (TR)* - $39,196
Indxx SuperDividend® U.S. Low Volatility Index (USD) (TR)* - $14,150
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X SuperDividend® U.S. ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx SuperDividend® U.S. Low Volatility Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,213	$10,451	$10,335
Oct/17	$11,402	$12,921	$11,708
Oct/18	$11,819	$13,870	$12,203
Oct/19	$12,127	$15,857	$12,585
Oct/20	$8,474	$17,397	$8,780
Oct/21	$12,078	$24,862	$12,538
Oct/22	$12,218	$21,230	$12,764
Oct/23	$10,678	$23,383	$11,221
Oct/24	$13,477	$32,272	$14,244
Oct/25	$13,318	$39,196	$14,150

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/div/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® U.S. ETF	-1.18%	9.46%	2.91%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Indxx SuperDividend® U.S. Low Volatility Index (USD) (TR)Footnote Reference*	-0.66%	10.01%	3.53%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$624,026,152	57	$2,910,224	41.47%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.9%
Health Care	2.1%
Communication Services	5.3%
Financials	5.9%
Industrials	7.0%
Materials	8.7%
Consumer Staples	9.9%
Real Estate	19.2%
Utilities	20.1%
Energy	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global Ship Lease, Cl A	3.0%
Ardagh Metal Packaging	3.0%
Omega Healthcare Investors	2.6%
Spire	2.5%
Evergy	2.5%
Northwestern Energy Group	2.5%
Northwest Natural Holding	2.4%
Alexander's	2.4%
FLEX LNG	2.4%
National Health Investors	2.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/div/

Global X Funds

Global X SuperDividend® U.S. ETF: DIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-DIV-2025

Global X Funds

Global X MSCI SuperDividend® Emerging Markets ETF

Ticker: SDEM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdem/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$75	0.66%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Secondary Index”).

The Secondary Index is based on the MSCI Emerging Markets Index, its parent index ("Parent Index"), which includes large- and mid-capitalization stocks across 23 emerging markets countries. The Secondary Index tracks the performance of 50 equally-weighted companies from the Parent Index that rank among the highest dividend yielding securities in emerging markets.

For the 12-month period ended October 31, 2025, the Fund increased 26.06%, while the Secondary Index increased 26.88%. The Fund had a net asset value of $24.66 per share on October 31, 2024 and ended the reporting period with a net asset value of $29.22 per share on October 31, 2025.

The Fund recorded positive performance during the reporting period. Easing inflation and interest-rate cuts in several emerging market ("EM") countries improved the appeal of EM dividend stocks due to their value style and income-oriented characteristics. Firmer commodity demand supported the Fund’s materials exposure, while steady domestic growth in European nations and China benefited its financials holdings. Utilities and telecommunications also contributed positively, as investors favored reliable cash flows during periods of market volatility in the first half of the reporting period. These gains were partially offset by ongoing property-sector stress in China. Toward the end of the reporting period, Brazilian equities within the Fund declined following the historic conviction of the country’s former president, which weighed on performance. As a result, the Fund underperformed its Parent Index during the entirety of the reporting period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI SuperDividend® Emerging Markets ETF - $13,839
MSCI Emerging Markets Index (USD) (NR)* - $20,971
MSCI Emerging Markets Top 50 Dividend Index (NR)^* - $15,572
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI SuperDividend® Emerging Markets ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Emerging Markets Top 50 Dividend Index (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$11,558	$10,927	$11,691
Oct/17	$12,940	$13,817	$13,484
Oct/18	$11,115	$12,088	$11,675
Oct/19	$11,909	$13,521	$12,608
Oct/20	$9,406	$14,636	$10,096
Oct/21	$11,836	$17,119	$12,892
Oct/22	$8,191	$11,807	$8,885
Oct/23	$9,319	$13,083	$10,215
Oct/24	$10,978	$16,394	$12,274
Oct/25	$13,839	$20,971	$15,572

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sdem/ for current month-end performance.

Footnote	Description
Footnote^	The Fund changed its Secondary Index from the Indxx SuperDividend Emerging Markets Index to the MSCI Emerging Markets Top 50 Dividend Index on November 16, 2016 to enhance the Fund's exposure to emerging markets. Performance through November 15, 2016 reflects the performance of the Indxx SuperDividend Emerging Markets Index. Performance thereafter reflects the performance of the MSCI Emerging Markets Top 50 Dividend Index.
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI SuperDividend® Emerging Markets ETF	26.06%	8.03%	3.30%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI Emerging Markets Top 50 Dividend Index (NR)Footnote Reference^Footnote Reference*	26.88%	9.05%	4.53%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$38,540,903	62	$238,123	69.54%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	6.1%
Other Countries	19.8%
Turkey	2.6%
South Korea	2.6%
Poland	3.7%
India	3.7%
Thailand	4.0%
Czech Republic	4.2%
Colombia	4.8%
Taiwan	7.0%
Indonesia	7.1%
Brazil	14.3%
China	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
China Hongqiao Group	3.5%
Chow Tai Fook Jewellery Group	2.6%
Hyundai Motor	2.6%
Turkiye Petrol Rafinerileri	2.5%
GRUPO CIBEST	2.5%
Yutong Bus, Cl A	2.4%
TIM	2.3%
Vibra Energia	2.3%
Interconexion Electrica ESP	2.3%
PetroChina, Cl H	2.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdem/

Global X Funds

Global X MSCI SuperDividend® Emerging Markets ETF: SDEM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-SDEM-2025

Global X Funds

Global X SuperDividend® REIT ETF

Ticker: SRET

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sret/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$61	0.58%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 9.34%, while the Secondary Index increased 10.07%. The Fund had a net asset value of $21.42 per share on October 31, 2024 and ended the reporting period with a net asset value of $21.53 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by improving interest rate dynamics across several key real estate markets. In the U.S., the Federal Reserve cut interest rates in September, a shift that typically lowers discount rates for property cash flows and can support income-oriented REIT valuations. In Hong Kong, the base rate was reduced the following day due to the currency peg, easing funding costs for real estate firms. Singapore's central bank also loosened policy twice in 2025 as inflation cooled and growth slowed, which helped stabilize financing burdens for local REITs.

Offsetting these supports, U.S. commercial real estate stress lingered: CMBS delinquencies increased and office sector strain remained pronounced, weighing on sentiment toward more leveraged property owners. Even so, sector fundamentals entering 2025 showed resilient cash generation, providing an earnings cushion that supported returns despite refinancing headwinds and uneven property demand across regions.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X SuperDividend® REIT ETF - $12,132
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Global SuperDividend REIT Index (USD) (NR)† - $12,814
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X SuperDividend® REIT ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global SuperDividend REIT Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$12,101	$10,205	$12,195
Oct/17	$13,673	$12,573	$13,910
Oct/18	$14,261	$12,508	$14,593
Oct/19	$16,212	$14,082	$16,693
Oct/20	$8,764	$14,771	$9,018
Oct/21	$12,168	$20,277	$12,565
Oct/22	$9,587	$16,230	$9,941
Oct/23	$8,919	$17,935	$9,313
Oct/24	$11,096	$23,816	$11,642
Oct/25	$12,132	$29,208	$12,814

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sret/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® REIT ETF	9.34%	6.72%	1.95%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global SuperDividend REIT Index (USD) (NR)Footnote Reference†	10.07%	7.28%	2.51%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$202,140,606	31	$1,116,182	44.38%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
United Kingdom	3.4%
Canada	3.5%
Hong Kong	3.9%
South Africa	4.4%
Singapore	18.2%
United States	65.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Growthpoint Properties	4.4%
Link REIT	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Mapletree Pan Asia Commercial Trust	3.9%
WP Carey	3.7%
CapitaLand Ascendas REIT	3.5%
Omega Healthcare Investors	3.5%
Frasers Logistics & Commercial Trust	3.5%
Broadstone Net Lease	3.5%
SmartCentres Real Estate Investment Trust	3.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sret/

Global X Funds

Global X SuperDividend® REIT ETF: SRET

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-SRET-2025

Global X Funds

Global X Renewable Energy Producers ETF

Ticker: RNRG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rnrg. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$70	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Renewable Energy Producers Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 15.08%, while the Secondary Index increased 15.75%. The Fund had a net asset value of $29.22 per share on October 31, 2024 and ended the reporting period with a net asset value of $33.25 per share on October 31, 2025. On August 29th, 2025, the Fund effected a reverse stock split at a ratio of 1:3. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund delivered positive returns over the reporting period, supported by rapidly rising electricity demand from data centers and electrification, which lifted short- and long-term power consumption expectations. Solar and wind power were among the leading choices for power purchase agreements that corporations signed to secure power for rising demand, including from tech and data center companies. Multiple European Central Bank rate cuts in early to mid-2025 also contributed by lowering financing costs for capital-intensive clean power assets. While overall growth remained positive, constituents in the Secondary Index continued to face several challenges, including a less supportive clean energy policy backdrop in the United States and persistent permitting delays across both the United States and Europe.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Renewable Energy Producers ETF - $13,398
MSCI ACWI Index (USD) (NR)* † - $29,208
Indxx Renewable Energy Producers Index (NR)^ † - $13,928
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Renewable Energy Producers ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Renewable Energy Producers Index (NR)Footnote Reference^Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,725	$10,205	$10,725
Oct/17	$12,580	$12,573	$12,669
Oct/18	$12,140	$12,508	$12,231
Oct/19	$15,094	$14,082	$15,324
Oct/20	$16,813	$14,771	$17,112
Oct/21	$19,397	$20,277	$19,843
Oct/22	$15,212	$16,230	$15,616
Oct/23	$10,964	$17,935	$11,287
Oct/24	$11,642	$23,816	$12,033
Oct/25	$13,398	$29,208	$13,928

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rnrg for current month-end performance.

Footnote	Description
Footnote^	Performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter. Effective February 1, 2021, the name of the Underlying Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Renewable Energy Producers ETF	15.08%	-4.44%	2.97%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Indxx Renewable Energy Producers Index (NR)Footnote Reference^Footnote Reference†	15.75%	-4.03%	3.37%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,155,060	44	$169,997	31.79%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Energy	0.9%
Industrials	4.1%
Repurchase Agreements	5.9%
Utilities	94.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Centrais Eletricas Brasileiras	8.1%
EDP Renovaveis	6.6%
Orsted	6.2%
Barito Renewables Energy	5.9%
Verbund	5.4%
Meridian Energy	5.3%
Ormat Technologies	4.8%
Brookfield Renewable Partners, Cl A	4.5%
Mercury NZ	4.1%
Contact Energy	4.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rnrg

Global X Funds

Global X Renewable Energy Producers ETF: RNRG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-RNRG-2025

Global X Funds

Global X S&P 500® Catholic Values ETF

Ticker: CATH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cath/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$32	0.29%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index's sector exposures matches the sector exposures of the S&P 500® Index.

For the 12-month period ended October 31, 2025 (the "reporting period"), the Fund increased 21.59%, while the Secondary Index increased 21.94%. The Fund had a net asset value of $68.72 per share on October 31, 2024 and ended the reporting period with a net asset value of $82.77 per share on October 31, 2025.

The Fund's performance over the reporting period was positive, supported by improving U.S. macro conditions. The Technology sector, which constitutes the largest portion of the Fund, was the primary driver of performance. This was fueled by increased earnings from several of the sector’s largest companies which have been capitalizing on positive market sentiment towards artificial intelligence. Additionally, another key tailwind came from the Federal Reserve’s 0.25 percentage point cut in September 2025, further easing financial conditions for equities. After the rate decision, major U.S. indexes notched record highs, a favorable backdrop for diversified large-cap exposure. Late in the reporting period, tariff-related cost pressures and mixed labor signals added some uncertainty, tempering risk appetite and dampening the Fund’s positive performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Catholic Values ETF - $36,956
S&P 500 Index (USD) (TR)* - $38,494
S&P 500® Catholic Values Index (USD) (TR)* - $37,065
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Apr/16
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X S&P 500® Catholic Values ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® Catholic Values Index (USD) (TR)Footnote Reference*
Apr/16	$10,000	$10,000	$10,000
Oct/16	$10,239	$10,264	$10,148
Oct/17	$12,724	$12,690	$12,461
Oct/18	$13,597	$13,622	$13,356
Oct/19	$15,482	$15,573	$15,257
Oct/20	$17,013	$17,085	$16,827
Oct/21	$24,417	$24,417	$24,221
Oct/22	$20,381	$20,850	$20,264
Oct/23	$22,261	$22,965	$22,201
Oct/24	$30,393	$31,695	$30,396
Oct/25	$36,956	$38,494	$37,065

Since its inception on April 18, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/cath/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Catholic Values ETF	21.59%	16.78%	14.68%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	15.17%
S&P 500® Catholic Values Index (USD) (TR)Footnote Reference*	21.94%	17.11%	14.72%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,104,163,816	446	$2,775,371	9.79%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.6%
Real Estate	1.9%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.2%
Health Care	8.7%
Communication Services	10.1%
Consumer Discretionary	10.6%
Financials	12.9%
Information Technology	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.1%
Microsoft	6.8%
Amazon.com	4.1%
Broadcom	3.1%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
JPMorgan Chase	1.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cath/

Global X Funds

Global X S&P 500® Catholic Values ETF: CATH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-CATH-2025

Global X Funds

Global X MSCI SuperDividend® EAFE ETF

Ticker: EFAS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/efas/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$64	0.55%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Secondary Index”).

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 32.01%, while the Secondary Index increased 32.74%. The Fund had a net asset value of $14.84 per share on October 31, 2024 and ended the reporting period with a net asset value of $18.46 per share on October 31, 2025.

The Fund posted positive returns during the reporting period. This was primarily helped by the easing monetary policy of the European Central Bank and the Bank of England ("BOE"). In the Eurozone, a sequence of rate cuts lowered the deposit rate in February, March, and June. This eased financial conditions and supported income-oriented equities due to their value-style characteristics. Cooling interest rates reinforced demand for holdings in the utilities and telecoms sectors since they tend to benefit from lower bond yields. Meanwhile, stabilizing interest rates had a net positive impact on European banks as economic conditions improved and merger and acquisition activities improved. Meanwhile, U.K. domiciled financial services and consumer defensive firms provided a positive backdrop for the Fund as the BOE's easing policies lowered discount rates and improved valuation expansion for cyclical and defensive companies alike.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MSCI SuperDividend® EAFE ETF - $20,992
MSCI EAFE Index (USD) (NR)* † - $21,738
MSCI EAFE Top 50 Dividend Index (USD) (NR)* † - $21,875
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Nov/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X MSCI SuperDividend® EAFE ETF	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Top 50 Dividend Index (USD) (NR)Footnote Reference*Footnote Reference†
Nov/16	$10,000	$10,000	$10,000
Oct/17	$12,619	$12,619	$12,666
Oct/18	$11,914	$11,754	$11,997
Oct/19	$12,844	$13,052	$12,994
Oct/20	$9,601	$12,156	$9,773
Oct/21	$13,735	$16,311	$14,081
Oct/22	$11,246	$12,560	$11,589
Oct/23	$12,829	$14,369	$13,235
Oct/24	$15,902	$17,669	$16,479
Oct/25	$20,992	$21,738	$21,875

Since its inception on November 14, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/efas/ for current month-end performance.

Footnote	Description
Footnote*	EAFE – Europe, Australasia, and the Far East
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X MSCI SuperDividend® EAFE ETF	32.01%	16.94%	8.62%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	9.05%
MSCI EAFE Top 50 Dividend Index (USD) (NR)Footnote Reference*Footnote Reference†	32.74%	17.48%	9.12%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,779,750	49	$93,618	34.85%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.8%
Netherlands	2.1%
China	2.2%
Portugal	2.4%
Sweden	3.6%
Australia	4.7%
Japan	5.4%
Norway	7.7%
Spain	9.2%
Italy	10.9%
United Kingdom	13.7%
Hong Kong	14.3%
France	15.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Repsol	2.6%
Fortescue	2.6%
Banco BPM	2.5%
EDP	2.4%
Eni	2.4%
ACS Actividades de Construccion y Servicios	2.3%
CaixaBank	2.3%
Sino Land	2.3%
SITC International Holdings	2.2%
Hongkong Land Holdings	2.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/efas/

Global X Funds

Global X MSCI SuperDividend® EAFE ETF: EFAS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-EFAS-2025

Global X Funds

Global X E-commerce ETF

Ticker: EBIZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ebiz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$57	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the price movements in shares of companies which are (or are expected to be in the near future) active in the field of E-commerce, as defined by Solactive AG, the provider of the Secondary Index. The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and or/selling goods and services online.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 26.48%, while the Secondary Index increased 27.00%. The Fund had a net asset value of $26.65 per share on October 31, 2024 and ended the reporting period with a net asset value of $33.59 per share on October 31, 2025.

The Fund posted a positive performance over the reporting period, helped by sector-specific and macro drivers across key markets. In the United States, online retail demand stayed firm, with second-quarter 2025 e-commerce sales up year over year, supporting revenue trends for major platforms. A shift toward more advantageous monetary policy also supported growth-oriented internet stocks, as the Federal Reserve cut rates and signaled additional easing. In China, online retail of physical goods rose year over year for January–August 2025, indicating resilient digital consumption that benefited companies with exposure to that market. Meanwhile, U.S. policy actions presented some headwinds to the theme, as higher prices deterred spending activity in key categories. Additionally, elevated policy rates in parts of Latin America during early to mid‑2025 weighed on consumer credit and spending, though conditions later steadied and the Fund ultimately posted positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X E-commerce ETF - $22,903
MSCI ACWI Index (USD) (NR)* † - $23,481
Solactive E-commerce Index (USD) (NR)†
- $23,601
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Nov/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X E-commerce ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive E-commerce Index (USD) (NR)Footnote Reference†
Nov/18	$10,000	$10,000	$10,000
Oct/19	$11,720	$11,321	$11,788
Oct/20	$17,893	$11,875	$18,066
Oct/21	$21,005	$16,301	$21,295
Oct/22	$10,253	$13,048	$10,430
Oct/23	$11,497	$14,418	$11,745
Oct/24	$18,108	$19,146	$18,583
Oct/25	$22,903	$23,481	$23,601

Since its inception on November 27, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ebiz/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X E-commerce ETF	26.48%	5.06%	12.70%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	13.11%
Solactive E-commerce Index (USD) (NR)Footnote Reference†	27.00%	5.49%	13.19%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,754,665	46	$338,304	19.38%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Financials	0.5%
Repurchase Agreements	1.7%
Consumer Staples	2.9%
Real Estate	3.1%
Industrials	4.9%
Communication Services	5.7%
Information Technology	9.6%
Consumer Discretionary	73.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Shopify, Cl A	5.6%
Alibaba Group Holding ADR	5.4%
PDD Holdings ADR	4.8%
Rakuten Group	4.6%
Expedia Group	4.6%
Williams-Sonoma	4.4%
Vipshop Holdings ADR	4.2%
Trip.com Group ADR	4.2%
Etsy	4.2%
Amazon.com	4.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ebiz/

Global X Funds

Global X E-commerce ETF: EBIZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-EBIZ-2025

Global X Funds

Global X S&P Catholic Values Developed ex-U.S. ETF

Ticker: CEFA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cefa/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$39	0.35%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P® Developed Ex-U.S. Catholic Values Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to developed market equity securities outside of the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Secondary Index is based on the S&P EPAC ex-Korea Large Cap Index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index’s sector exposures match the current sector exposures of the S&P EPAC ex-Korea Large Cap Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.40%, while the Secondary Index increased 20.66%. The Fund had a net asset value of $31.05 per share on October 31, 2024 and ended the reporting period with a net asset value of $36.59 per share on October 31, 2025.

The Fund posted gains during the reporting period, supported by improving inflation trends across major developed markets outside the United States and growing expectations for easing monetary policy. A weaker yen aided Japan’s exporters, while ongoing corporate governance efforts in Tokyo continued to draw investor interest in industrials- and consumer discretionary-related sectors. In Europe and the UK, signs of stabilizing growth and easing energy cost pressures were a tailwind to cyclical investment options and the financial sector, lifting broader market sentiment. Screening that excludes certain controversial industries modestly shifted sector exposure, which limited drawdowns during risk-on stretches. Mixed commodity pricing created cross-currents for resource-heavy markets like Canada and Australia, yet overall equity strength more than offset these pockets of weakness.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P Catholic Values Developed ex-U.S. ETF - $16,700
MSCI EAFE Index (USD) (NR)* † - $17,795
S&P® Developed ex-U.S. Catholic Values Index (USD) (NR)† - $16,951
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Jun/20
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X S&P Catholic Values Developed ex-U.S. ETF	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	S&P® Developed ex-U.S. Catholic Values Index (USD) (NR)Footnote Reference†
Jun/20	$10,000	$10,000	$10,000
Oct/20	$9,972	$9,952	$9,981
Oct/21	$13,342	$13,353	$13,419
Oct/22	$9,858	$10,282	$9,932
Oct/23	$11,184	$11,763	$11,292
Oct/24	$13,871	$14,464	$14,048
Oct/25	$16,700	$17,795	$16,951

Since its inception on June 22, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/cefa/ for current month-end performance.

Footnote	Description
Footnote*	EAFE – Europe, Australasia, and the Far East
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P Catholic Values Developed ex-U.S. ETF	20.40%	10.86%	10.04%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	11.35%
S&P® Developed ex-U.S. Catholic Values Index (USD) (NR)Footnote Reference†	20.66%	11.17%	10.34%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,977,123	360	$72,319	12.92%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Right	0.0%
Real Estate	1.3%
Utilities	3.0%
Energy	3.7%
Communication Services	4.3%
Materials	4.9%
Consumer Staples	7.8%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	12.0%
Industrials	17.2%
Financials	24.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
EssilorLuxottica	2.7%
ASML Holding	2.6%
Toyota Motor	1.7%
SAP	1.6%
Siemens	1.6%
Unilever PLC	1.5%
Hoya	1.4%
CSL	1.4%
HSBC Holdings PLC	1.4%
Shell PLC	1.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cefa/

Global X Funds

Global X S&P Catholic Values Developed ex-U.S. ETF: CEFA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-CEFA-2025

Global X Funds

Global X NASDAQ 100® Tail Risk ETF

Ticker: QTR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$28	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Protective Put 90 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100 Index ("Reference Index") and applies a protective put strategy with long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 23.76%, while the Secondary Index increased 24.17%. The Fund had a net asset value of $30.08 per share on October 31, 2024 and ended the reporting period with a net asset value of $37.03 per share on October 31, 2025.

During the reporting period, the Fund delivered positive performance. The value of its put protection overlay became evident during periods of heightened equity market volatility, given the Fund’s underlying exposure to U.S. large-cap technology companies. The Fund’s uncapped structure allowed it to benefit from market gains during periods of rising equity prices. Performance was further supported by strong corporate earnings, particularly among leaders in AI technology development and cloud computing platforms. Although implied volatility rose at times due to macroeconomic uncertainty stemming from shifts in trade policy, advances in the Reference Index by period end more than offset the cost of initiating quarterly put protection, resulting in a net positive outcome.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Tail Risk ETF - $15,263
S&P 500 Index (USD) (TR)* - $16,184
NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)* - $15,528
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X NASDAQ 100® Tail Risk ETF	S&P 500 Index (USD) (TR)Footnote Reference*	NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)Footnote Reference*
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,183	$10,266	$10,180
Oct/22	$7,749	$8,766	$7,832
Oct/23	$9,254	$9,655	$9,352
Oct/24	$12,333	$13,325	$12,505
Oct/25	$15,263	$16,184	$15,528

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qtr/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Tail Risk ETF	23.76%	10.63%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)Footnote Reference*	24.17%	11.08%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,332,678	104	$7,297	6.24%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.1%
Purchased Options	0.3%
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.9%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.1%
Communication Services	14.7%
Information Technology	55.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.2%
Apple	8.3%
Microsoft	8.0%
Broadcom	6.0%
Amazon.com	5.4%
Tesla	3.5%
Alphabet, Cl A	3.4%
Alphabet, Cl C	3.2%
Meta Platforms, Cl A	2.9%
Netflix	2.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qtr/

Global X Funds

Global X NASDAQ 100® Tail Risk ETF: QTR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-QTR-2025

Global X Funds

Global X NASDAQ 100® Collar 95-110 ETF

Ticker: QCLR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$28	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq 100 Quarterly Collar 95-110 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.00%, while the Secondary Index increased 21.23%. The Fund had a net asset value of $30.06 per share on October 31, 2024 and ended the reporting period with a net asset value of $33.17 per share on October 31, 2025.

The Fund delivered a positive performance during the reporting period as U.S. mega-cap tech strength and easing rate expectations lifted growth assets. A policy shift late in the year supported market valuations. In September, the Federal Reserve cut interest rates by 0.25%, and the yield on the 10-year Treasury moved near 4.00%. At the same time, inflation remained manageable, tempering fears of a renewed price surge. Sector leadership came from AI beneficiaries as marquee constituents reported strong results. Nvidia posted record quarterly revenue in late August and Microsoft highlighted accelerating cloud and AI momentum, helping lift tech-heavy indices to record highs in early October. The Fund's collar structure provided downside support during periods of volatility tied to hotter monthly inflation prints and fiscal uncertainty.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Collar 95-110 ETF - $14,659
S&P 500 Index (USD) (TR)* - $16,184
NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)* - $15,240
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X NASDAQ 100® Collar 95-110 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)Footnote Reference*
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,202	$10,266	$10,187
Oct/22	$8,856	$8,766	$8,960
Oct/23	$9,476	$9,655	$9,575
Oct/24	$12,216	$13,325	$12,571
Oct/25	$14,659	$16,184	$15,240

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qclr/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Collar 95-110 ETF	20.00%	9.57%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)Footnote Reference*	21.23%	10.59%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,317,226	106	$6,085	7.94%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-1.2%
Real Estate	0.2%
Financials	0.3%
Energy	0.5%
Purchased Options	0.7%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Health Care	4.5%
Consumer Staples	4.4%
Consumer Discretionary	13.2%
Communication Services	14.8%
Information Technology	56.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.3%
Apple	8.4%
Microsoft	8.1%
Broadcom	6.0%
Amazon.com	5.4%
Tesla	3.5%
Alphabet, Cl A	3.4%
Alphabet, Cl C	3.2%
Meta Platforms, Cl A	2.9%
Netflix	2.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qclr/

Global X Funds

Global X NASDAQ 100® Collar 95-110 ETF: QCLR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-QCLR-2025

Global X Funds

Global X S&P 500® Tail Risk ETF

Ticker: XTR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$27	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® Tail Risk Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (“Reference Index”) and applies a protective put strategy (i.e., long (purchased) put options) on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 16.60%, while the Secondary Index increased 17.01%. The Fund had a net asset value of $32.15 per share on October 31, 2024 and ended the reporting period with a net asset value of $31.08 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period. Early-2025 market conditions alternated between periods of improving sentiment and renewed macro uncertainty, helping sustain consistent demand for hedges. Through 2025, shifting interest‑rate expectations drove equity swings that supported a tail‑risk overlay during market pullbacks. Tariff announcements and reversals fueled notable drawdowns in March, August, and late September, creating volatility spikes that tended to benefit downside hedges. Meanwhile, calmer stretches and a lower-than-expected April inflation reading reduced the need for downside protection, which led to smaller option payouts as investor risk appetite briefly improved.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Tail Risk ETF - $14,422
S&P 500 Index (USD) (TR)* - $16,184
Cboe S&P 500 Tail Risk Index (USD) (TR)* † - $14,710
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X S&P 500® Tail Risk ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 Tail Risk Index (USD) (TR)Footnote Reference*Footnote Reference†
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,143	$10,266	$10,159
Oct/22	$8,725	$8,766	$8,801
Oct/23	$9,205	$9,655	$9,334
Oct/24	$12,369	$13,325	$12,571
Oct/25	$14,422	$16,184	$14,710

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xtr/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Tail Risk ETF	16.60%	9.14%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
Cboe S&P 500 Tail Risk Index (USD) (TR)Footnote Reference*Footnote Reference†	17.01%	9.66%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,486,427	504	$5,133	3.07%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Materials	1.6%
Real Estate	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.0%
Communication Services	10.1%
Consumer Discretionary	10.4%
Financials	12.8%
Information Technology	36.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.4%
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xtr/

Global X Funds

Global X S&P 500® Tail Risk ETF: XTR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-XTR-2025

Global X Funds

Global X S&P 500® Collar 95-110 ETF

Ticker: XCLR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$27	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 3-Month Collar 95-110 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500 Index (“Reference Index”) and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 13.09%, while the Secondary Index increased 13.24%. The Fund had a net asset value of $31.96 per share on October 31, 2024 and ended the reporting period with a net asset value of $30.47 per share on October 31, 2025.

The Fund recorded a positive performance during the reporting period. In a market dominated by large-cap U.S. equities, improving corporate earnings and episodes of strength in technology supported equity levels, aiding results. However, the 95-110 collar structure meant written call options capped upside during strong rallies, moderating gains versus an unhedged index. At the same time, protective puts near 95% helped cushion pullbacks during periods of rate and inflation uncertainty, limiting drawdowns when volatility picked up. Shifts in expectations around central bank policy and occasional geopolitical headlines contributed to choppy trading ranges. Overall, the Fund's strategy benefited from steady equity conditions while its risk management features tempered the impact of both spikes and dips.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Collar 95-110 ETF - $13,875
S&P 500 Index (USD) (TR)* - $16,184
Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)* † - $14,072
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X S&P 500® Collar 95-110 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)Footnote Reference*Footnote Reference†
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,106	$10,266	$10,112
Oct/22	$9,157	$8,766	$9,198
Oct/23	$9,358	$9,655	$9,454
Oct/24	$12,269	$13,325	$12,427
Oct/25	$13,875	$16,184	$14,072

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xclr/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Collar 95-110 ETF	13.09%	8.14%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)Footnote Reference*Footnote Reference†	13.24%	8.50%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,656,314	506	$7,847	20.62%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.2%
Purchased Options	0.6%
Materials	1.6%
Real Estate	1.8%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	8.9%
Communication Services	9.9%
Consumer Discretionary	10.4%
Financials	12.8%
Information Technology	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.4%
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xclr/

Global X Funds

Global X S&P 500® Collar 95-110 ETF: XCLR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-XCLR-2025

Global X Funds

Global X Disruptive Materials ETF

Ticker: DMAT

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Disruptive Materials ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dmat/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Disruptive Materials ETF	$75	0.59%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Disruptive Materials Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is designed to provide exposure to “Disruptive Materials Companies,” as defined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). Disruptive Materials Companies are companies that produce metals and other raw or composite materials that have been identified as being essential to disruptive technologies such as lithium batteries, solar panels, wind turbines, fuel cells, robotics, and 3D printers.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 53.32%, while the Secondary Index increased 54.39%. The Fund had a net asset value of $16.12 per share on October 31, 2024 and ended the reporting period with a net asset value of $24.36 per share on October 31, 2025.

The Fund's performance was positive during the reporting period. Gains were supported by strength across key industrial and battery-related materials sectors, as investors leaned into ongoing electrification, grid upgrades, and AI-driven power infrastructure demand. Supply constraints from select mine shutdowns and slower project ramp-ups limited new output in some materials, which led to more supportive pricing and producer margins. Policy support in the United States and Europe for domestic critical mineral supply chains, alongside trade measures aimed at strategic materials, boosted sentiment toward upstream miners and processors. Additionally, US-China trade tensions highlighted rare earth elements' strategic value, spurring investment in non-Chinese sources and processing to mitigate supply risks. Additionally, evidence of tighter inventories and better capital discipline throughout the battery supply chain encouraged renewed buying, contributing to a strong finish for the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Disruptive Materials ETF - $10,832
MSCI ACWI Index (USD) (NR)* † - $15,141
Solactive Disruptive Materials Index (USD) (NR)† - $11,057
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Jan/22
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Disruptive Materials ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Disruptive Materials Index (USD) (NR)Footnote Reference†
Jan/22	$10,000	$10,000	$10,000
Oct/22	$7,702	$8,414	$7,728
Oct/23	$6,165	$9,297	$6,209
Oct/24	$7,065	$12,346	$7,162
Oct/25	$10,832	$15,141	$11,057

Since its inception on January 24, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dmat/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Disruptive Materials ETF	53.32%	2.14%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	11.63%
Solactive Disruptive Materials Index (USD) (NR)Footnote Reference†	54.39%	2.70%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,230,082	49	$29,992	46.17%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Indonesia	0.4%
France	0.5%
Canada	3.1%
Chile	4.2%
Japan	4.2%
Sweden	4.4%
Mexico	8.6%
Australia	11.5%
United States	14.2%
South Africa	17.7%
China	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Southern Copper	4.4%
Zhejiang Huayou Cobalt, Cl A	4.4%
Boliden	4.4%
Albemarle	4.3%
Antofagasta PLC	4.2%
Grupo Mexico, Cl B	4.2%
Rio Tinto PLC	4.1%
Eve Energy, Cl A	4.0%
Valterra Platinum Limited	3.9%
Anglo American PLC	3.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dmat/

Global X Funds

Global X Disruptive Materials ETF: DMAT

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-DMAT-2025

Global X Funds

Global X Russell 2000 ETF

Ticker: RSSL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rssl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 ETF	$9	0.08%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 RIC Capped Index ("Secondary Index"). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Secondary Index. The Secondary Index uses float-adjusted market capitalization to weight securities in the Russell 2000 Index while limiting concentration in any single security to help users meet Regulated Investment Company (“RIC”) concentration requirements for U.S. registered funds. Constituents are capped quarterly to limit overconcentration in any single security.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 14.35%, while the Secondary Index increased 14.41%. The Fund had a net asset value of $85.77 per share on October 31, 2024 and ended the reporting period with a net asset value of $96.60 per share October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by improving U.S. macroeconomic conditions that generally favored domestically focused small-cap equities. The Federal Reserve lowered policy rates in late 2024 and again in September 2025, easing financing pressures for rate‑sensitive smaller companies. Meanwhile, inflation continued to moderate, with the Consumer Price Index up 2.90% year over year in August 2025, bolstering valuations and investor risk appetite. Sentiment on Main Street improved after the November 2024 election, with the NFIB Small Business Optimism Index rising to 105.10 in December, even though readings later in 2025 moved lower, indicating more measured business expectations. Together, lower rates, easing inflation, stronger small‑business sentiment, and early signs of industrial stabilization helped lift returns, even as lingering cost and policy uncertainties periodically tempered momentum.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Russell 2000 ETF - $12,411
S&P 500 Index (USD) (TR)* - $13,164
Russell 2000 RIC Capped Index (USD) (TR)* - $12,423
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Jun/24
Jun/24
Jul/24
Aug/24
Sep/24
Oct/24
Nov/24
Dec/24
Jan/25
Feb/25
Mar/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25

	Global X Russell 2000 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 RIC Capped Index (USD) (TR)Footnote Reference*
Jun/24	$10,000	$10,000	$10,000
Jun/24	$10,082	$10,330	$10,082
Jul/24	$11,101	$10,456	$11,107
Aug/24	$10,936	$10,709	$10,941
Sep/24	$11,013	$10,938	$11,017
Oct/24	$10,853	$10,839	$10,858
Nov/24	$12,044	$11,475	$12,049
Dec/24	$11,048	$11,202	$11,054
Jan/25	$11,338	$11,514	$11,344
Feb/25	$10,731	$11,363	$10,737
Mar/25	$10,000	$10,723	$10,006
Apr/25	$9,769	$10,650	$9,775
May/25	$10,291	$11,321	$10,297
Jun/25	$10,848	$11,896	$10,857
Jul/25	$11,036	$12,163	$11,045
Aug/25	$11,823	$12,410	$11,834
Sep/25	$12,191	$12,863	$12,203
Oct/25	$12,411	$13,164	$12,423

Since its inception on June 4, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rssl/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Russell 2000 ETF	14.35%	16.58%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	21.56%
Russell 2000 RIC Capped Index (USD) (TR)Footnote Reference*	14.41%	16.66%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,340,806,370	1,961	$1,147,995	13.42%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Right	0.0%
Futures Contracts	0.0%
Short-Term Investment	1.1%
Consumer Staples	1.8%
Communication Services	2.8%
Utilities	3.3%
Materials	3.9%
Energy	5.0%
Real Estate	5.5%
Consumer Discretionary	8.8%
Information Technology	16.4%
Financials	17.0%
Health Care	17.0%
Industrials	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	1.0%
Credo Technology Group Holding	1.0%
IonQ	0.6%
Fabrinet	0.6%
Kratos Defense & Security Solutions	0.5%
NEXTracker, Cl A	0.5%
Oklo, Cl A	0.5%
Rigetti Computing	0.5%
AeroVironment	0.4%
D-Wave Quantum	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rssl/

Global X Funds

Global X Russell 2000 ETF: RSSL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-RSSL-2025

Global X Funds

Global X U.S. Electrification ETF

Ticker: ZAP

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X U.S. Electrification ETF (the "Fund") for the period from December 17, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zap/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. Electrification ETF	$49	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Electrification Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is owned and developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund’s investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the Index Provider. The Secondary Index is designed to track the performance of U.S. listed companies involved in electrification including Conventional and Alternative Electricity as well as Grid Infrastructure and Smart Grid Technologies, as determined by the Index Administrator.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 25.93%, while the Secondary Index increased 26.53%. The Fund had a net asset value of $24.64 per share on December 17, 2024 and ended the reporting period with a net asset value of $30.59 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period. Demand-side fundamentals strengthened due to the potential for strong U.S. electricity demand growth, tied to AI-driven data centers, broader electrification, and manufacturing. As a result, many major utilities unveiled updated investment plans, supportive for grid infrastructure and smart grid as well as alternative electricity exposures. Corporate power purchase agreements further supported positive performances for traditional and alternative electricity providers. Strong demand outlooks and supportive policies also benefited nuclear power operators and small modular reactor  developers, reinforcing investment opportunities in baseload clean power capacity. Countervailing forces included the federal pause of the National Electric Vehicle Infrastructure  charging rollout and the phaseout of certain Electric Vehicle (“EV”) tax credits, which weighed on EV charging-related holdings during the year. On balance, falling rates and accelerating power demand outweighed policy uncertainty for renewables and EV chargers, helping the strategy post gains over the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Electrification ETF - $12,593
S&P 500 Index (USD) (TR)* - $11,428
Global X U.S. Electrification Index (USD) (NR)† - $12,653
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Dec/24
Dec/24
Jan/25
Feb/25
Mar/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25

	Global X U.S. Electrification ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. Electrification Index (USD) (NR)Footnote Reference†
Dec/24	$10,000	$10,000	$10,000
Dec/24	$9,866	$9,725	$9,867
Jan/25	$10,155	$9,995	$10,161
Feb/25	$10,159	$9,865	$10,167
Mar/25	$9,980	$9,309	$9,993
Apr/25	$10,130	$9,246	$10,150
May/25	$10,640	$9,828	$10,663
Jun/25	$10,979	$10,328	$11,011
Jul/25	$11,653	$10,560	$11,693
Aug/25	$11,415	$10,774	$11,458
Sep/25	$12,101	$11,167	$12,154
Oct/25	$12,593	$11,428	$12,653

Since its inception on December 17, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/zap/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Global X U.S. Electrification ETF	25.93%
S&P 500 Index (USD) (TR)Footnote Reference*	14.28%
Global X U.S. Electrification Index (USD) (NR)Footnote Reference†	26.53%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$247,152,684	51	$417,247	18.09%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.1%
Industrials	22.1%
Utilities	77.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AMETEK	4.4%
Quanta Services	4.2%
American Electric Power	4.1%
Eaton PLC	4.1%
Entergy	4.0%
Xcel Energy	4.0%
National Grid PLC ADR	3.9%
Constellation Energy	3.9%
Dominion Energy	3.9%
Duke Energy	3.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zap/

Global X Funds

Global X U.S. Electrification ETF: ZAP

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-ZAP-2025

Global X Funds

Global X S&P 500 U.S. Market Leaders Top 50 ETF

Ticker: FLAG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500 U.S. Market Leaders Top 50 ETF (the "Fund") for the period from April 15, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flag/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Market Leaders Top 50 ETF	$17	0.29%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® U.S. Revenue Market Leaders 50 Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to the top 50 U.S.-listed and domiciled companies within the S&P 500, excluding those within S&P’s Global Industry Classification Standard (GICS) Real Estate sector, that generate at least 50% of their revenues from in the U.S. Companies are ranked and selected based on their Market Leader Score, a quality screen developed by S&P which measures sustained free cash flow margin, sustained return on invested capital, and market share.

For the period from April 15, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 10.52%, while the Secondary Index increased 10.70%. The Fund had a net asset value of $25.15 per share on April 15, 2025 and ended the reporting period with a net asset value of $27.75 per share on October 31, 2025.

The Fund posted positive performance over the reporting period. Favorable policy momentum aided sentiment after the Federal Reserve cut rates in mid‑September, which supported valuations for large, cash‑generative U.S. companies. Inflation was contained though edging higher, allowing markets to anticipate a gradual easing path despite lingering price pressures. Macro growth also provided a tailwind as real GDP rebounded in Q2 2025 after a weak first quarter, bolstering earnings expectations for the largest U.S. companies. Equity sentiment also benefited from AI investments by U.S. companies as a leading chipmakers' late‑August results showed data‑center demand remained strong, reinforcing spending trends tied to artificial intelligence. Though tariff‑related cost pass‑through partly offset these positive trends, the Fund finished with positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500 U.S. Market Leaders Top 50 ETF - $11,052
S&P 500 Index (USD) (TR)* - $12,759
S&P 500® U.S. Revenue Market Leaders 50 Index (USD) (TR)* - $11,070
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Apr/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25

	Global X S&P 500 U.S. Market Leaders Top 50 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® U.S. Revenue Market Leaders 50 Index (USD) (TR)Footnote Reference*
Apr/25	$10,000	$10,000	$10,000
Apr/25	$10,167	$10,322	$10,167
May/25	$10,251	$10,972	$10,256
Jun/25	$10,598	$11,530	$10,606
Jul/25	$10,646	$11,789	$10,655
Aug/25	$10,893	$12,028	$10,909
Sep/25	$11,168	$12,467	$11,186
Oct/25	$11,052	$12,759	$11,070

Since its inception on April 15, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/flag/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Global X S&P 500 U.S. Market Leaders Top 50 ETF	10.52%
S&P 500 Index (USD) (TR)Footnote Reference*	27.59%
S&P 500® U.S. Revenue Market Leaders 50 Index (USD) (TR)Footnote Reference*	10.70%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,664,830	49	$3,889	24.90%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.3%
Communication Services	2.5%
Industrials	5.8%
Consumer Staples	9.6%
Consumer Discretionary	15.8%
Financials	18.7%
Information Technology	23.4%
Health Care	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Oracle	6.0%
JPMorgan Chase	4.9%
Amazon.com	4.8%
AbbVie	4.8%
Microsoft	4.6%
UnitedHealth Group	4.5%
Eli Lilly	4.5%
Walmart	4.5%
Home Depot	4.5%
Cisco Systems	4.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/flag/

Global X Funds

Global X S&P 500 U.S. Market Leaders Top 50 ETF: FLAG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-FLAG-2025

Global X Funds

Global X S&P 500 U.S. Revenue Leaders ETF

Ticker: EGLE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500 U.S. Revenue Leaders ETF (the "Fund") for the period from April 15, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/egle. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Revenue Leaders ETF	$11	0.19%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® U.S. Revenue Leaders Index (“Secondary Index”).

The Secondary Index is designed to provide more precise U.S. equity exposure by tracking S&P 500 companies that generate at least 50% of their revenue from the U.S. The Secondary Index leverages a “modified” capitalization weighting methodology that aims to balance sector exposure and limit concentration in the largest stocks, while offering a more targeted approach to investing in the U.S. economy.

For the period from April 15, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 17.71%, while the Secondary Index increased 17.80%. The Fund had a net asset value of $24.64 per share on April 15, 2025 and ended the reporting period with a net asset value of $29.24 per share on October 31, 2025.

The Fund posted positive performance over the reporting period supported by improving U.S. macro conditions and easing financial policy. A September policy shift, with the Federal Reserve cutting the federal funds rate by 0.25, relaxed financial conditions and bolstered domestically focused equities. Inflation remained controlled, reinforcing expectations for additional easing and supporting valuation multiples. Trade policy developments in 2025, maintaining a baseline tariff regime while adjusting select rates, favored companies with high U.S. revenue exposure by shielding some categories from foreign competition. Late‑September measures on timber and furniture imports reflected this dynamic, potentially aiding U.S. manufacturers while keeping goods‑price pressures elevated but manageable relative to recent inflation readings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500 U.S. Revenue Leaders ETF - $11,771
S&P 500 Index (USD) (TR)* - $12,759
S&P 500® U.S. Revenue Leaders Index (USD) (TR)* - $11,780
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Apr/25
Apr/25
May/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25

	Global X S&P 500 U.S. Revenue Leaders ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® U.S. Revenue Leaders Index (USD) (TR)Footnote Reference*
Apr/25	$10,000	$10,000	$10,000
Apr/25	$10,313	$10,322	$10,314
May/25	$10,811	$10,972	$10,815
Jun/25	$11,256	$11,530	$11,263
Jul/25	$11,397	$11,789	$11,404
Aug/25	$11,490	$12,028	$11,496
Sep/25	$11,703	$12,467	$11,711
Oct/25	$11,771	$12,759	$11,780

Since its inception on April 15, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/egle for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Global X S&P 500 U.S. Revenue Leaders ETF	17.71%
S&P 500 Index (USD) (TR)Footnote Reference*	27.59%
S&P 500® U.S. Revenue Leaders Index (USD) (TR)Footnote Reference*	17.80%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,046,491	370	$2,221	8.78%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.0%
Energy	2.1%
Real Estate	2.9%
Utilities	4.0%
Communication Services	4.2%
Consumer Staples	4.8%
Industrials	10.6%
Consumer Discretionary	12.1%
Health Care	13.0%
Financials	16.5%
Information Technology	28.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	10.3%
Amazon.com	6.8%
Berkshire Hathaway, Cl B	2.6%
JPMorgan Chase	2.5%
Oracle	2.5%
Palantir Technologies, Cl A	2.5%
Eli Lilly	1.9%
Cisco Systems	1.7%
Micron Technology	1.4%
Salesforce	1.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/egle

Global X Funds

Global X S&P 500 U.S. Revenue Leaders ETF: EGLE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-EGLE-2025

Global X Funds

Global X S&P 500® Christian Values ETF

Ticker: CHRI

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X S&P 500® Christian Values ETF (the "Fund") for the period from September 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chri. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Christian Values ETF	$3	0.29%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Christian Values Screened Index (the "Secondary Index").

The Secondary Index provides exposure to the companies within the S&P 500® Index whose business practices adhere to the biblical values as outlined by Bountiful Financial, LLC's Christian Evangelical Framework and excludes those that do not. The Secondary Index then reweights the remaining constituents so that the Secondary Index's sector exposures matches the sector exposures of the S&P 500 Index.

For the period from September 23, 2025 to October 31, 2025 (the "reporting period"), the Fund increased 2.64%, while the Secondary Index increased 2.65%. The Fund had a net asset value of $79.61 per share on September 23, 2025 and ended the reporting period with a net asset value of $81.71 per share on October 31, 2025.

The Fund delivered a positive return during the reporting period, supported by U.S. equity record highs driven in part by investor optimism around artificial intelligence, as well as gradual policy easing. Strong returns from large U.S. technology firms culminating in late - August helped lift the S&P 500 record highs and were a clear tailwind for information technology and communication services allocations. Offsetting factors included uneven earnings results outside the large-cap technology segment and ongoing inflation uncertainty, contributing to occasional volatility even as markets looked through short-term noise. Overall, a mix of resilient earnings, lower rates, tempered inflation, and the prospect of additional policy support created a constructive backdrop for U.S. large-cap holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Christian Values ETF - $10,264
S&P 500 Index (USD) (TR)* - $10,284
S&P 500 Christian Values Screened Index (USD) (TR)* - $10,265
$10,350
$10,300
$10,250
$10,200
$10,150
$10,100
$10,050
$10,000
$9,950
Sep/25
Sep/25
Oct/25

	Global X S&P 500® Christian Values ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500 Christian Values Screened Index (USD) (TR)Footnote Reference*
Sep/25	$10,000	$10,000	$10,000
Sep/25	$10,038	$10,049	$10,037
Oct/25	$10,264	$10,284	$10,265

Since its inception on September 23, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/chri for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Global X S&P 500® Christian Values ETF	2.64%
S&P 500 Index (USD) (TR)Footnote Reference*	2.84%
S&P 500 Christian Values Screened Index (USD) (TR)Footnote Reference*	2.65%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,451,404	469	$618	1.12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.7%
Real Estate	1.9%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.1%
Health Care	8.7%
Communication Services	10.1%
Consumer Discretionary	10.6%
Financials	12.7%
Information Technology	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.5%
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chri

Global X Funds

Global X S&P 500® Christian Values ETF: CHRI

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-CHRI-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X SuperDividend® ETF (ticker: SDIV)
Global X Social Media ETF (ticker: SOCL)
Global X Guru® Index ETF (ticker: GURU)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X E-commerce ETF (ticker: EBIZ)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X Disruptive Materials ETF (ticker: DMAT)
Global X Russell 2000 ETF (ticker: RSSL)
Global X U.S. Electrification ETF (ticker: ZAP)
Global X S&P 500 U.S. Market Leaders Top 50 ETF (ticker: FLAG)
Global X S&P 500 U.S. Revenue Leaders ETF (ticker: EGLE)
Global X S&P 500® Christian Values ETF (ticker: CHRI)

Annual Financials and Other Information
October 31, 2025

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	October 31, 2025
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 26.8%
Materials — 26.8%
Elevra Lithium *(A)	842,623	$2,454,729
ESG Minerals *(B)	397,586	—
European Lithium *	7,139,809	1,215,263
IGO *	3,890,692	13,677,647
ioneer *(A)	11,360,722	1,375,903
Liontown Resources *(A)	11,754,262	9,041,563
Mineral Resources *	978,386	31,000,296
Pilbara Minerals *(A)	17,835,956	38,531,914
Rio Tinto PLC ADR	3,751,588	269,138,923
Vulcan Energy Resources *(A)	984,004	4,335,330

TOTAL AUSTRALIA		370,771,568
BRAZIL — 0.2%
Materials — 0.2%
Sigma Lithium *(A)	358,417	2,326,126

CANADA — 1.1%
Materials — 1.1%
Lithium Americas *(A)	1,214,315	6,699,251
Lithium Americas Argentina *(A)	672,578	2,832,109
PMET Resources *(A)	808,280	2,174,796
Standard Lithium *	959,263	3,628,515

TOTAL CANADA		15,334,671
CHILE — 2.9%
Materials — 2.9%
Sociedad Quimica y Minera de Chile ADR *(A)	821,131	40,227,208

CHINA — 37.0%
Consumer Discretionary — 3.6%
BYD, Cl H	3,838,721	49,686,747

Industrials — 15.0%
Contemporary Amperex Technology, Cl A	1,015,309	55,420,925
Eve Energy, Cl A	4,766,688	55,669,642
Jiangxi Special Electric Motor, Cl A *	7,801,240	12,388,223

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sunwoda Electronic, Cl A	7,630,591	$38,408,745
Wuxi Lead Intelligent Equipment, Cl A	5,507,439	45,259,631
		207,147,166
Information Technology — 3.7%
NAURA Technology Group, Cl A	910,335	52,027,359

Materials — 14.7%
Ganfeng Lithium Group, Cl A	5,965,700	57,812,154
Guangzhou Tinci Materials Technology, Cl A	6,343,185	35,508,833
Shanghai Putailai New Energy Technology, Cl A	5,556,015	22,802,109
Sinomine Resource Group, Cl A	3,164,766	24,994,642
Tianqi Lithium, Cl A *	5,573,988	41,791,703
Yunnan Energy New Material, Cl A *	2,969,959	20,232,709
		203,142,150
TOTAL CHINA		512,003,422
FRANCE — 0.2%
Materials — 0.2%
Eramet (A)	51,295	3,516,763

JAPAN — 7.9%
Consumer Discretionary — 3.6%
Panasonic Holdings	4,258,847	49,719,492

Information Technology — 4.3%
TDK	3,401,702	59,022,748

TOTAL JAPAN		108,742,240
NETHERLANDS — 0.4%
Materials — 0.4%
AMG Critical Materials (A)	172,676	5,743,909

SOUTH KOREA — 11.8%
Industrials — 7.2%
Ecopro *	279,318	31,367,524
L&F *	142,769	12,235,195

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LG Energy Solution *	166,982	$55,436,032
		99,038,751
Information Technology — 4.6%
Samsung SDI	283,664	64,109,358

TOTAL SOUTH KOREA		163,148,109
UNITED STATES — 11.6%
Consumer Discretionary — 4.8%
Lucid Group *(A)	727,727	12,917,154
Tesla *	116,098	53,005,703
		65,922,857
Industrials — 2.0%
EnerSys	224,201	28,285,198

Materials — 4.8%
Albemarle (A)	674,851	66,290,614
TOTAL UNITED STATES		160,498,669
TOTAL COMMON STOCK (Cost $1,135,769,185)		1,382,312,685

	Face Amount
REPURCHASE AGREEMENTS(C) — 5.3%
Cantor Fitzgerald Securities 4.200%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $15,624,466 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,895 - $2,968,547, 1.000% - 6.500%, 02/28/2027 - 02/01/2057, with a total market value of $15,849,408)	$15,618,999	15,618,999

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $17,348,274 (collateralized by various U.S. Treasury Obligations, ranging in par value $991 - $1,610,615, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $17,671,247)	$17,342,118	$17,342,118
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $16,307,229 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,602 - $5,096,377, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $16,556,279)	16,301,591	16,301,591
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $3,389,328 (collateralized by various U.S. Treasury Obligations, ranging in par value $73,033 - $390,733, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $3,414,409)	3,388,213	3,388,213
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,040,886 (collateralized by various U.S. Treasury Obligations, ranging in par value $204,829 - $393,939, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $1,053,314)	1,040,527	1,040,527
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $2,818,273 (collateralized by various U.S. Treasury Obligations, ranging in par value $57,884 - $756,557, 0.000% - 4.750%, 01/02/2026 - 11/15/2053, with a total market value of $2,846,840)	2,817,299	2,817,299

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $13,488,955 (collateralized by various U.S. Government Obligations, ranging in par value $19,217 - $9,522,017, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $13,704,440)	$13,484,292	$13,484,292
JP Morgan Securities LLC 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $3,804,523 (collateralized by various U.S. Government Obligations, ranging in par value $24,721 - $1,365,007, 3.000% - 7.000%, 04/01/2038 - 10/01/2055, with a total market value of $3,860,285)	3,803,208	3,803,208

TOTAL REPURCHASE AGREEMENTS (Cost $73,796,247)		73,796,247
TOTAL INVESTMENTS — 105.2% (Cost $1,209,565,432)		$1,456,108,932

Percentages are based on Net Assets of $1,384,355,571.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $119,027,184.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $73,796,247. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $48,909,182.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,382,312,685	$—	$—	^	$1,382,312,685
Repurchase Agreements	—	73,796,247	—		73,796,247
Total Investments in Securities	$1,382,312,685	$73,796,247	$—		$1,456,108,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Lithium & Battery Tech ETF

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 95.4%
AUSTRALIA — 1.1%
Industrials — 1.1%
McMillan Shakespeare	1,003,337	$11,310,719

BRAZIL — 9.2%
Consumer Discretionary — 2.9%
Direcional Engenharia	5,217,200	16,450,434
Vulcabras	2,986,060	12,808,926
		29,259,360
Consumer Staples — 1.2%
MBRF Global Foods	3,521,600	11,686,024

Energy — 0.7%
Petroreconcavo S	3,263,900	7,527,671

Financials — 2.3%
BB Seguridade Participacoes	1,267,600	7,732,498
Caixa Seguridade Participacoes	5,450,900	15,152,776
		22,885,274
Materials — 2.1%
CSN Mineracao	9,279,600	10,459,722
Vale	913,500	11,070,260
		21,529,982
TOTAL BRAZIL		92,888,311
CANADA — 3.0%
Energy — 2.2%
Cardinal Energy (A)	1,967,293	11,204,366
Parex Resources (A)	916,893	11,739,686
		22,944,052
Real Estate — 0.8%
Allied Properties Real Estate Investment Trust ‡	738,890	7,794,165

TOTAL CANADA		30,738,217

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 8.0%
Consumer Discretionary — 1.0%
China Education Group Holdings (A)	26,501,100	$10,160,994

Consumer Staples — 1.0%
Sun Art Retail Group	41,610,800	10,118,681

Financials — 2.2%
Chongqing Rural Commercial Bank, Cl H	14,093,500	11,587,127
Far East Horizon	12,137,000	10,899,907
		22,487,034
Industrials — 0.9%
Greentown Management Holdings (A)	23,106,800	8,978,479

Materials — 1.1%
Shougang Fushan Resources Group	28,894,730	11,338,994

Real Estate — 1.8%
C&D International Investment Group	4,796,332	9,836,794
Sunac Services Holdings (A)	42,132,300	8,402,391
		18,239,185
TOTAL CHINA		81,323,367
FRANCE — 0.9%
Real Estate — 0.9%
ICADE ‡	368,596	8,985,166

GREECE — 1.0%
Consumer Discretionary — 1.0%
OPAP	501,223	10,384,295

HONG KONG — 5.6%
Communication Services — 1.1%
PCCW	15,520,300	11,082,790

Information Technology — 1.0%
VTech Holdings	1,262,700	10,308,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.5%
Hang Lung Group	6,453,044	$12,296,336
Hysan Development	5,783,600	11,980,644
Kerry Properties	4,513,600	11,359,205
		35,636,185
TOTAL HONG KONG		57,027,294
INDONESIA — 2.3%
Energy — 2.3%
Alamtri Resources	64,487,200	7,309,583
Bukit Asam	53,291,700	7,690,925
Indo Tambangraya Megah	5,641,000	7,971,347

TOTAL INDONESIA		22,971,855
ISRAEL — 3.8%
Consumer Discretionary — 1.4%
Delta Israel Brands (A)	434,452	14,084,778

Energy — 1.7%
Energean PLC (A)	708,196	8,969,689
Oil Refineries	29,498,800	8,629,727
		17,599,416
Industrials — 0.7%
ZIM Integrated Shipping Services (A)	441,476	6,789,901

TOTAL ISRAEL		38,474,095
ITALY — 1.6%
Energy — 1.6%
d’Amico International Shipping	3,196,041	16,563,047

LUXEMBOURG — 1.6%
Communication Services — 1.6%
SES, Cl A (A)	2,153,097	16,513,538

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.9%
Communication Services — 0.9%
Spark New Zealand (A)	6,450,960	$9,050,635

NORWAY — 8.4%
Energy — 6.4%
Aker BP	574,982	14,941,536
DNO	8,607,751	11,817,955
FLEX LNG (A)	357,771	9,291,313
Frontline PLC (A)	502,943	12,593,693
SFL, Cl B (A)	942,962	7,034,496
Var Energi	2,855,182	9,617,978
		65,296,971
Industrials — 2.0%
Stolt-Nielsen	364,330	12,244,026
Wallenius Wilhelmsen, Cl B	1,007,497	7,892,115
		20,136,141
TOTAL NORWAY		85,433,112
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PAO *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 2.5%
Real Estate — 1.1%
ESR-LOGOS REIT ‡	4,928,800	10,831,279

Utilities — 1.4%
Kenon Holdings	273,360	14,280,376

TOTAL SINGAPORE		25,111,655

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 5.1%
Energy — 1.8%
Exxaro Resources	1,001,553	$10,219,221
Thungela Resources (A)	1,796,040	7,932,316
		18,151,537
Materials — 1.0%
Kumba Iron Ore (A)	485,734	9,675,446

Real Estate — 2.3%
Growthpoint Properties ‡	13,216,234	12,436,566
Redefine Properties ‡	36,563,693	11,391,544
		23,828,110
TOTAL SOUTH AFRICA		51,655,093
SPAIN — 0.8%
Communication Services — 0.8%
Atresmedia de Medios de Comunicacion	1,242,694	7,530,175

TURKEY — 1.7%
Energy — 1.1%
Turkiye Petrol Rafinerileri (A)	2,395,127	11,255,706

Industrials — 0.6%
Turk Traktor ve Ziraat Makineleri (A)	487,611	6,343,341

TOTAL TURKEY		17,599,047
UNITED KINGDOM — 9.8%
Consumer Discretionary — 1.4%
Taylor Wimpey PLC	10,138,479	14,013,139

Energy — 3.9%
Harbour Energy PLC	3,559,585	10,513,384
Ithaca Energy PLC	5,309,650	15,173,020
Serica Energy PLC	4,822,148	13,748,241
		39,434,645
Financials — 4.5%
Aberdeen Group PLC	4,503,160	12,010,478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ashmore Group PLC	4,234,892	$10,454,806
M&G PLC	3,292,305	11,389,320
Phoenix Group Holdings PLC	1,370,689	12,137,959
		45,992,563
TOTAL UNITED KINGDOM		99,440,347
UNITED STATES — 28.1%
Consumer Discretionary — 1.2%
Guess?	710,207	12,059,315

Consumer Staples — 1.3%
JBS NV *	966,802	12,834,680

Energy — 1.2%
Nordic American Tankers (A)	3,366,290	12,387,947

Financials — 19.0%
Adamas Trust ‡	1,445,036	9,638,390
AGNC Investment ‡	852,060	8,520,600
Annaly Capital Management ‡	418,601	8,861,783
Apollo Commercial Real Estate Finance ‡	879,903	8,614,250
Arbor Realty Trust ‡	645,856	6,516,687
ARMOUR Residential REIT ‡	463,348	7,515,505
Blackstone Mortgage Trust, Cl A ‡	437,135	8,078,255
BrightSpire Capital ‡	1,490,719	7,692,110
Chimera Investment ‡	632,079	8,065,328
Dynex Capital ‡	644,448	8,532,492
Ellington Financial ‡	684,139	9,112,731
Franklin BSP Realty Trust ‡	672,243	6,816,544
Invesco Mortgage Capital ‡	1,007,593	7,587,175
KKR Real Estate Finance Trust ‡	785,075	6,390,511
MFA Financial ‡	834,462	7,501,813
Orchid Island Capital, Cl A ‡	1,013,343	7,326,470
PennyMac Mortgage Investment Trust ‡	649,755	7,823,050
Ready Capital ‡	1,322,454	3,874,790
Redwood Trust ‡	1,392,947	7,396,549
Rithm Capital ‡	738,736	8,103,934
Starwood Property Trust ‡	449,069	8,164,074
TPG RE Finance Trust ‡	1,023,849	8,856,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Two Harbors Investment ‡	660,333	$6,418,437
Western Union	1,646,377	15,360,697
		192,768,469
Materials — 1.2%
Ardagh Metal Packaging	3,379,083	12,063,326

Real Estate — 4.2%
Brandywine Realty Trust ‡	1,825,261	6,260,645
Global Medical REIT ‡	215,186	6,606,210
Global Net Lease ‡	1,249,927	9,524,444
Innovative Industrial Properties ‡	147,255	7,384,838
Park Hotels & Resorts ‡	1,261,563	12,981,484
		42,757,621
TOTAL UNITED STATES		284,871,358
TOTAL COMMON STOCK (Cost $944,908,123)		967,871,326

PREFERRED STOCK — 4.1%
BRAZIL — 4.1%
Energy — 0.7%
Petroleo Brasileiro (C)	1,358,200	7,503,310
Financials — 1.5%
Banco Bradesco (C)	4,631,400	15,618,177
Materials — 1.0%
Bradespar (C)	2,818,100	9,702,158
Utilities — 0.9%
Cia Energetica de Minas Gerais (C)	4,468,600	9,409,937
TOTAL BRAZIL		42,233,582
TOTAL PREFERRED STOCK (Cost $41,084,451)		42,233,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 4.9%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $11,568,803 (collateralized by various U.S. Treasury Obligations, ranging in par value $661 - $1,074,049, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $11,784,180)	$11,564,698	$11,564,698
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $10,874,575 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,069 - $3,398,550, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $11,040,656)	10,870,816	10,870,816
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $2,260,356 (collateralized by various U.S. Treasury Obligations, ranging in par value $48,706 - $260,582, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $2,277,082)	2,259,612	2,259,612
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $694,121 (collateralized by various U.S. Treasury Obligations, ranging in par value $136,591 - $262,701, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $702,409)	693,882	693,882
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $10,874,575 (collateralized by various U.S. Government Obligations, ranging in par value $15,492 - $7,676,495, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $11,048,296)	10,870,816	10,870,816

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
JP Morgan Securities LLC 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $2,192,748 (collateralized by various U.S. Government Obligations, ranging in par value $14,248 - $786,726, 3.000% - 7.000%, 04/01/2038 - 10/01/2055, with a total market value of $2,224,886)	$2,191,990	$2,191,990
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $10,763,382 (collateralized by various U.S. Government Obligations, ranging in par value $9,813 - $1,294,873, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $10,930,779)	10,759,670	10,759,670

TOTAL REPURCHASE AGREEMENTS (Cost $49,211,484)		49,211,484
TOTAL INVESTMENTS — 104.4% (Cost $1,035,204,058)		$1,059,316,392

Percentages are based on Net Assets of $1,014,282,604.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI Emerging Markets Index	19	Dec-2025	$1,622,671	$1,728,620	$105,949
S&P Mid Cap 400 Index
E-MINI	6	Dec-2025	1,967,422	1,954,620	(12,802)
			$3,590,093	$3,683,240	$93,147

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $62,741,795.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® ETF

(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $49,211,484. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $18,503,417.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$930,876,445	$36,994,881	$—	^	$967,871,326
Preferred Stock	42,233,582	—	—		42,233,582
Repurchase Agreements	—	49,211,484	—		49,211,484
Total Investments in Securities	$973,110,027	$86,206,365	$—		$1,059,316,392

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$105,949	$—	$—		$105,949
Unrealized Depreciation	(12,802)	—	—		(12,802)
Total Other Financial Instruments	$93,147	$—	$—		$93,147

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—”are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 37.8%
Communication Services — 37.1%
Baidu ADR *(A)	58,253	$7,041,040
Bilibili ADR *(A)	144,565	4,373,091
DouYu International Holdings ADR	6,565	45,101
Hello Group ADR	59,930	406,925
HUYA ADR (A)	37,221	102,358
Inkeverse Group *	447,200	60,415
JOYY ADR	13,112	777,673
Kuaishou Technology, Cl B	1,312,588	12,218,644
Meitu	1,758,200	1,949,986
NetEase ADR	47,170	6,608,517
Tencent Holdings	188,127	15,225,018
Tencent Music Entertainment Group ADR	283,326	6,323,836
Weibo ADR (A)	42,487	462,259
		55,594,863
Consumer Staples — 0.4%
East Buy Holding *(A)	207,300	583,583

Information Technology — 0.3%
Newborn Town *	280,300	381,562

TOTAL CHINA		56,560,008
GERMANY — 0.8%
Communication Services — 0.8%
United Internet	39,428	1,216,880

JAPAN — 4.8%
Communication Services — 4.8%
Anycolor	14,200	556,736
DeNA (A)	36,200	636,563
giftee	9,228	65,292
Gree	28,285	73,992
Kakaku.com	60,606	1,081,470
MIXI	17,049	344,732
Nexon	212,700	4,349,129

TOTAL JAPAN		7,107,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.2%
Communication Services — 0.2%
Grindr *(A)	18,976	$263,007

SOUTH KOREA — 13.3%
Communication Services — 13.3%
Com2uSCorp	4,461	106,770
Kakao	153,155	6,997,993
NAVER	67,421	12,658,444
SOOP	3,758	191,757

TOTAL SOUTH KOREA		19,954,964
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR *	44,351	336,624

UNITED KINGDOM — 0.3%
Communication Services — 0.3%
Trustpilot Group PLC *	183,622	495,532

UNITED STATES — 42.5%
Communication Services — 39.3%
Alphabet, Cl A	27,607	7,762,812
Angi, Cl A *	17,577	233,247
Bumble, Cl A *	27,110	150,460
IAC *	36,831	1,186,695
Match Group	124,620	4,030,211
Meta Platforms, Cl A	20,532	13,311,922
Nextdoor Holdings *	93,391	182,112
Pinterest, Cl A *	190,753	6,313,924
Reddit, Cl A *	54,287	11,343,269
Rumble *(A)	116,460	798,916
Snap, Cl A *	548,632	4,279,330
Spotify Technology *	10,409	6,821,226
Trump Media & Technology Group *(A)	51,028	782,004
Vimeo *	71,742	559,588

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	31,903	$1,052,161
		58,807,877
Consumer Discretionary — 0.2%
Groupon, Cl A *(A)	10,595	213,277

Industrials — 0.2%
Fiverr International *	15,428	349,290

Information Technology — 2.8%
Life360, CDI *	109,129	3,554,928
Sprinklr, Cl A *	53,202	410,719
Sprout Social, Cl A *	24,595	252,591
		4,218,238
TOTAL UNITED STATES		63,588,682
TOTAL COMMON STOCK (Cost $157,073,273)		149,523,611

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.2%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,116,351 (collateralized by various U.S. Treasury Obligations, ranging in par value $64 - $103,642, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $1,137,134)	$1,115,955	1,115,955
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,049,361 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $103 - $327,949, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $1,065,387)	1,048,998	1,048,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $218,862 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,716 - $25,231, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $220,482)	$218,790	$218,790
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $66,980 (collateralized by various U.S. Treasury Obligations, ranging in par value $13,181 - $25,350, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $67,780)	66,957	66,957
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,049,361 (collateralized by various U.S. Government Obligations, ranging in par value $1,495 - $740,757, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $1,066,124)	1,048,998	1,048,998
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,049,360 (collateralized by various U.S. Government Obligations, ranging in par value $957 - $126,242, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $1,065,680)	1,048,998	1,048,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $200,120 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $63 - $368,034, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $203,082)	$200,051	$200,051
TOTAL REPURCHASE AGREEMENTS (Cost $4,748,747)		4,748,747
TOTAL INVESTMENTS — 103.1% (Cost $161,822,020)		$154,272,358

Percentages are based on Net Assets of $149,692,832.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $5,191,361.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $4,748,747. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $1,043,211.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$149,523,611	$—	$—	$149,523,611
Repurchase Agreements	—	4,748,747	—	4,748,747
Total Investments in Securities	$149,523,611	$4,748,747	$—	$154,272,358

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 3.3%
Information Technology — 2.1%
Celestica *	3,367	$1,159,864

Materials — 1.2%
Triple Flag Precious Metals	25,213	699,913

TOTAL CANADA		1,859,777
CHINA — 1.6%
Consumer Discretionary — 1.6%
Alibaba Group Holding ADR	5,429	925,264

IRELAND — 1.3%
Industrials — 1.3%
AerCap Holdings	5,821	758,127

NETHERLANDS — 1.8%
Health Care — 1.8%
Newamsterdam Pharma *	26,260	996,567

SWITZERLAND — 1.0%
Consumer Discretionary — 1.0%
Sportradar Group, Cl A *	21,232	543,752

UNITED STATES — 91.0%
Communication Services — 5.9%
Alphabet, Cl A	3,228	907,682
Meta Platforms, Cl A	838	543,317
TKO Group Holdings, Cl A	3,485	656,574
Warner Bros Discovery *	55,562	1,247,367
		3,354,940
Consumer Discretionary — 8.6%
Amazon.com *	2,849	695,783
Asbury Automotive Group *	2,736	641,866
Expedia Group	3,173	698,060
Home Depot	1,648	625,564
Lithia Motors, Cl A	2,187	686,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	1,991	$909,011
United Parks & Resorts *	12,720	615,648
		4,872,825
Consumer Staples — 5.5%
Albertsons, Cl A	34,300	606,767
Costco Wholesale	677	617,052
Darling Ingredients *	21,112	676,640
Maplebear *	14,986	552,384
Post Holdings *	6,065	630,335
		3,083,178
Energy — 3.6%
EQT	12,455	667,339
Expand Energy	6,920	714,905
Targa Resources	4,033	621,243
		2,003,487
Financials — 9.4%
Bank of America	14,024	749,583
BlackRock Funding	580	628,030
Comerica	9,696	741,744
Janus Henderson Group PLC	15,210	662,548
LPL Financial Holdings	1,875	707,456
Mastercard, Cl A	1,131	624,301
S&P Global	1,182	575,882
Willis Towers Watson PLC	1,991	623,382
		5,312,926
Health Care — 19.4%
Arcutis Biotherapeutics *	38,977	986,508
Boston Scientific *	6,380	642,594
Corcept Therapeutics *	9,176	674,161
Denali Therapeutics *	44,781	729,035
Eli Lilly	938	809,363
Globus Medical, Cl A *	10,868	656,318
Incyte *	7,573	707,924
Madrigal Pharmaceuticals *	1,780	745,642
MoonLake Immunotherapeutics, Cl A *	12,068	121,887

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Neurocrine Biosciences *	4,953	$709,319
Nuvalent, Cl A *	8,657	859,813
PTC Therapeutics *	13,485	921,160
Tenet Healthcare *	3,827	790,237
United Therapeutics *	2,102	936,294
Zimmer Biomet Holdings	6,406	644,187
		10,934,442
Industrials — 12.9%
Avis Budget Group *	4,229	575,440
Delta Air Lines	10,927	626,991
HEICO, Cl A	2,734	677,294
Howmet Aerospace	3,844	791,672
Modine Manufacturing *	4,745	726,981
Paycom Software	3,030	566,883
Quanta Services	1,728	776,097
Simpson Manufacturing	3,519	621,103
TransUnion	7,404	601,057
Uber Technologies *	7,109	686,018
United Airlines Holdings *	6,522	613,329
		7,262,865
Information Technology — 16.1%
Apple	2,842	768,392
AppLovin, Cl A *	1,500	955,995
Broadcom	2,148	793,965
CyberArk Software *	1,553	808,771
GLOBALFOUNDRIES *	19,906	708,654
Guidewire Software *	3,113	727,321
Microsoft	1,265	655,030
NVIDIA	3,648	738,683
Qorvo *	7,367	699,276
Salesforce	2,715	707,013
Snowflake, Cl A *	3,306	908,753
Trimble *	8,004	638,319
		9,110,172
Materials — 2.1%
Linde PLC	1,371	573,489

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	1,806	$622,962
		1,196,451
Real Estate — 1.4%
ProLogis ‡	6,176	766,380

Utilities — 6.1%
Eversource Energy	10,046	741,495
PG&E	43,828	699,495
Southwest Gas Holdings	8,494	675,273
Talen Energy *	1,742	696,417
Vistra	3,335	627,980
		3,440,660
TOTAL UNITED STATES		51,338,326
TOTAL COMMON STOCK (Cost $48,302,166)		56,421,813
TOTAL INVESTMENTS — 100.0% (Cost $48,302,166)		$56,421,813

Percentages are based on Net Assets of $56,441,808.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
UNITED STATES — 99.4%
Communication Services — 1.6%
Telephone and Data Systems, 6.000%	112,897	$2,067,144
Consumer Discretionary — 1.7%
Ford Motor, 6.500%	96,946	2,294,712
Financials — 65.4%
AGNC Investment, 8.750% ‡	48,478	1,231,341
Allstate, 7.375%	98,130	2,603,389
Annaly Capital Management, 8.875% ‡	44,396	1,151,188
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	53,430	1,399,866
Apollo Global Management, 6.750% *	64,782	4,232,856
Ares Management, 6.750% *	113,745	5,379,001
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	81,805	2,099,934
Athene Holding, 6.350%, US0003M + 4.253% (A)	141,007	3,518,125
Banc of California, 7.750%, H15T5Y + 4.820% (A)	83,974	2,091,792
Bank of America, 7.250% *	3,572	4,504,292
Bank of America, 4.750%	32,198	650,722
Bank of America, 4.250%	60,891	1,088,731
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	81,805	2,107,297
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	64,607	1,639,080
Comerica, 6.875%, H15T5Y + 3.125% (A)	64,608	1,657,841
Corebridge Financial, 6.375%	98,141	2,433,897
F&G Annuities & Life, 7.300%	60,562	1,460,150
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	83,196	1,807,849
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	89,969	2,366,185
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	98,139	2,459,363
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	81,810	2,034,615
KKR, 6.250%	109,469	5,366,170
Lincoln National, 9.000%	81,798	2,215,908
M&T Bank, 7.500%	122,625	3,261,825
Morgan Stanley, 6.500%	80,836	2,070,210
Morgan Stanley, 5.850%	80,843	1,971,761
Morgan Stanley, 4.250%	105,103	1,914,977
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	81,806	2,096,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	81,811	$2,018,277
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	75,117	1,848,629
Shift4 Payments, 6.000% *	40,872	3,492,921
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	81,801	2,160,365
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	56,526	1,485,503
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	48,481	1,308,987
Wells Fargo, 7.500% *	5,061	6,261,722
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	68,656	1,802,220
		87,193,677
Health Care — 2.3%
Bruker, 6.375%	9,657	3,054,026
Industrials — 1.7%
Chart Industries, 6.750% *	32,519	2,306,247
Information Technology — 13.6%
Hewlett Packard Enterprise, 7.625% *	91,608	6,190,869
Microchip Technology, 7.500%	98,669	5,712,935
Strategy, 10.000%	23,425	1,811,689
Strategy, 10.000%	20,605	2,242,442
Strategy, 8.000%	25,050	2,154,300
		18,112,235
Materials — 4.8%
Albemarle, 7.250% *	144,931	6,410,298
Utilities — 8.3%
PG&E, 6.000%	131,554	5,406,870
SCE Trust VII, 7.500%	89,986	2,102,973
SCE Trust VIII, 6.950%	56,512	1,243,264
Southern, 6.500%	92,419	2,385,334
		11,138,441
TOTAL UNITED STATES		132,576,780
TOTAL PREFERRED STOCK (Cost $129,413,134)		132,576,780
TOTAL INVESTMENTS — 99.4% (Cost $129,413,134)		$132,576,780

Percentages are based on Net Assets of $133,426,556.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperIncome™ Preferred ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 86.6%
GREECE — 1.9%
Energy — 1.9%
Tsakos Energy Navigation	477,675	$11,645,717

NORWAY — 4.1%
Energy — 4.1%
FLEX LNG (A)	576,154	14,962,719
SFL, Cl B (A)	1,411,169	10,527,321

TOTAL NORWAY		25,490,040
PANAMA — 2.3%
Industrials — 2.3%
Copa Holdings, Cl A	115,564	14,469,769

UNITED KINGDOM — 3.0%
Industrials — 3.0%
Global Ship Lease, Cl A	602,459	18,995,532

UNITED STATES — 75.3%
Communication Services — 5.3%
AT&T	525,951	13,017,287
Cogent Communications Holdings	165,347	6,820,564
Verizon Communications	332,821	13,226,307
		33,064,158
Consumer Staples — 9.9%
Altria Group	260,028	14,660,378
B&G Foods (A)	2,310,861	9,243,444
Kraft Heinz	467,490	11,561,028
Philip Morris International	92,148	13,299,721
Universal	260,047	13,179,182
		61,943,753
Energy — 5.9%
Chord Energy	122,289	11,094,058
Civitas Resources	271,170	7,817,831
TXO Partners	706,088	9,263,875

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Vitesse Energy (A)	405,411	$8,817,689
		36,993,453
Financials — 5.9%
Orchid Island Capital, Cl A ‡	1,566,137	11,323,170
TFS Financial	1,000,710	13,309,443
Western Union	1,270,306	11,851,955
		36,484,568
Health Care — 2.1%
Pfizer	536,487	13,224,405

Industrials — 1.7%
Ennis	662,792	10,869,789

Materials — 7.0%
Ardagh Metal Packaging	5,216,856	18,624,176
Dow	347,249	8,281,888
Huntsman	1,003,403	8,308,177
LyondellBasell Industries, Cl A	176,350	8,186,167
		43,400,408
Real Estate — 19.2%
Alexander’s ‡	67,886	14,998,054
CBL & Associates Properties ‡	428,521	12,671,366
Community Healthcare Trust ‡	691,991	10,144,588
Easterly Government Properties ‡	514,267	11,118,453
Gaming and Leisure Properties ‡	279,543	12,484,390
LTC Properties ‡	394,354	13,833,938
National Health Investors ‡	200,531	14,941,565
Omega Healthcare Investors ‡	380,322	15,984,934
Universal Health Realty Income Trust ‡	353,291	13,502,782
		119,680,070
Utilities — 18.3%
AES	783,148	10,862,263
Avista	369,457	14,057,839
Clearway Energy, Cl C	392,822	12,542,806
Dominion Energy	246,594	14,472,602

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Evergy	204,477	$15,705,878
Northwest Natural Holding	332,595	15,143,050
Northwestern Energy Group	258,192	15,406,317
Spire	183,558	15,859,411
		114,050,166
TOTAL UNITED STATES		469,710,770
TOTAL COMMON STOCK (Cost $579,826,682)		540,311,828

MASTER LIMITED PARTNERSHIPS — 13.1%
UNITED STATES— 13.1%
Energy — 9.6%
CrossAmerica Partners	602,523	12,761,437
Delek Logistics Partners	290,251	12,930,682
Global Partners	230,603	10,425,562
MPLX	250,912	12,736,293
USA Compression Partners	480,848	10,612,315
		59,466,289
Materials — 1.7%
Westlake Chemical Partners	576,033	10,863,983
Utilities — 1.8%
Suburban Propane Partners	620,258	11,307,303
TOTAL UNITED STATES		81,637,575
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $43,861,219)		81,637,575

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.9%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,336,367 (collateralized by various U.S. Treasury Obligations, ranging in par value $76 - $124,068, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $1,361,246)	$1,335,893	1,335,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,256,173 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $123 - $392,583, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $1,275,358)	$1,255,739	$1,255,739
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $261,585 (collateralized by various U.S. Treasury Obligations, ranging in par value $5,637 - $30,156, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $263,521)	261,499	261,499
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $80,182 (collateralized by various U.S. Treasury Obligations, ranging in par value $15,778 - $30,346, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $81,139)	80,154	80,154
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,256,173 (collateralized by various U.S. Government Obligations, ranging in par value $1,790 - $886,748, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $1,276,241)	1,255,739	1,255,739
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $1,256,172 (collateralized by various U.S. Government Obligations, ranging in par value $1,145 - $151,122, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $1,275,709)	1,255,739	1,255,739

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $239,973 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $76 - $441,326, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $243,525)	$239,890	$239,890
TOTAL REPURCHASE AGREEMENTS (Cost $5,684,653)		5,684,653
TOTAL INVESTMENTS — 100.6% (Cost $629,372,554)		$627,634,056

Percentages are based on Net Assets of $624,026,152.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $7,686,451.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $5,684,653. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $2,135,636.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$540,311,828	$—	$—	$540,311,828
Master Limited Partnerships	81,637,575	—	—	81,637,575
Repurchase Agreements	—	5,684,653	—	5,684,653
Total Investments in Securities	$621,949,403	$5,684,653	$—	$627,634,056

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 92.5%
BRAZIL — 12.3%
Communication Services — 2.3%
TIM	199,900	$901,660

Consumer Discretionary — 2.3%
Vibra Energia	202,600	895,403

Financials — 5.7%
Banco Bradesco	289,100	830,502
Banco do Brasil	155,300	631,564
Caixa Seguridade Participacoes	256,100	711,924
		2,173,990
Utilities — 2.0%
CPFL Energia	97,300	751,637

TOTAL BRAZIL		4,722,690
CHILE — 1.7%
Utilities — 1.7%
Enel Americas	6,770,850	639,597

CHINA — 25.8%
Consumer Discretionary — 2.6%
Chow Tai Fook Jewellery Group (A)	512,400	1,003,413

Energy — 2.3%
PetroChina, Cl H	862,400	889,896

Financials — 7.6%
Bank of China, Cl H	1,170,700	662,757
Bank of Communications, Cl H	772,980	686,236
China CITIC Bank, Cl H	838,800	799,710
China Construction Bank, Cl H	789,800	782,463
		2,931,166
Industrials — 5.9%
COSCO SHIPPING Holdings, Cl H	374,100	649,315
Jiangsu Expressway, Cl H (A)	556,400	677,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Yutong Bus, Cl A	206,400	$936,911
		2,263,453
Materials — 3.5%
China Hongqiao Group	357,900	1,359,359

Real Estate — 1.9%
Youngor Fashion, Cl A	674,600	710,380

Utilities — 2.0%
China Gas Holdings	756,600	777,802

TOTAL CHINA		9,935,469
COLOMBIA — 2.3%
Utilities — 2.3%
Interconexion Electrica ESP	137,667	891,487

CZECH REPUBLIC — 4.2%
Financials — 4.2%
Komercni Banka	14,771	757,254
Moneta Money Bank	103,098	874,225

TOTAL CZECH REPUBLIC		1,631,479
HONG KONG — 1.7%
Industrials — 1.7%
Orient Overseas International	38,600	667,983

HUNGARY — 1.8%
Energy — 1.8%
MOL Hungarian Oil & Gas	79,970	704,472

INDIA — 3.7%
Energy — 1.7%
Coal India	146,919	643,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.0%
Vedanta	141,575	$787,128

TOTAL INDIA		1,430,355
INDONESIA — 7.1%
Communication Services — 2.1%
Telkom Indonesia Persero	4,188,900	808,561

Financials — 5.0%
Bank Mandiri Persero	2,126,800	603,638
Bank Negara Indonesia Persero	2,581,300	679,861
Bank Rakyat Indonesia Persero	2,728,600	653,026
		1,936,525
TOTAL INDONESIA		2,745,086
KUWAIT — 2.0%
Communication Services — 2.0%
Mobile Telecommunications KSCP	449,502	777,604

MEXICO — 1.7%
Industrials — 1.7%
Grupo Aeroportuario del Sureste, Cl B	21,845	661,762

PHILIPPINES — 1.5%
Communication Services — 1.5%
PLDT	30,980	589,594

POLAND — 3.7%
Financials — 3.7%
Bank Polska Kasa Opieki	14,523	745,632
Powszechny Zaklad Ubezpieczen	42,234	675,973

TOTAL POLAND		1,421,605
ROMANIA — 1.9%
Real Estate — 1.9%
NEPI Rockcastle	91,314	739,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC *(B)	1,194,381	$—
PhosAgro PJSC GDR *(B)	42	—
Severstal PAO *(B)	71,665	—

TOTAL RUSSIA		—
SAUDI ARABIA — 1.8%
Energy — 1.8%
Saudi Arabian Oil (A)	100,090	691,261

SOUTH AFRICA — 2.2%
Financials — 2.2%
Absa Group	75,105	839,945

TAIWAN — 7.0%
Industrials — 3.4%
Evergreen Marine Taiwan	104,600	658,407
Yang Ming Marine Transport	338,200	632,592
		1,290,999
Information Technology — 3.6%
Catcher Technology	103,600	668,963
Innolux	1,693,800	732,818
		1,401,781
TOTAL TAIWAN		2,692,780
THAILAND — 4.0%
Energy — 2.0%
PTT Exploration & Production NVDR	231,200	765,066

Financials — 2.0%
SCB X NVDR	188,700	764,487

TOTAL THAILAND		1,529,553

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 2.6%
Energy — 2.6%
Turkiye Petrol Rafinerileri (A)	208,357	$979,157

UNITED ARAB EMIRATES — 1.9%
Real Estate — 1.9%
Emaar Properties PJSC	189,779	733,705

UNITED STATES — 1.6%
Consumer Staples — 1.6%
JBS NV *	47,176	623,195

TOTAL COMMON STOCK (Cost $32,988,256)		35,648,458

PREFERRED STOCK — 7.1%
BRAZIL — 2.0%
Utilities — 2.0%
Cia Energetica de Minas Gerais (C)	370,585	780,374
TOTAL BRAZIL		780,374
COLOMBIA — 2.5%
Financials — 2.5%
GRUPO CIBEST (C)	66,694	972,614
TOTAL COLOMBIA		972,614
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC *(B)(C)	3,166,303	—
TOTAL RUSSIA		—
SOUTH KOREA — 2.6%
Consumer Discretionary — 2.6%
Hyundai Motor (C)	6,514	992,131
TOTAL SOUTH KOREA		992,131
TOTAL PREFERRED STOCK (Cost $3,439,997)		2,745,119

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 6.1%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $553,656 (collateralized by various U.S. Treasury Obligations, ranging in par value $32 - $51,402, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $563,964)	$553,460	$553,460
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $520,432 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $51 - $162,647, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $528,380)	520,252	520,252
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $108,978 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,348 - $12,563, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $109,784)	108,942	108,942
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $33,219 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,537 - $12,572, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $33,616)	33,208	33,208
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $520,432 (collateralized by various U.S. Government Obligations, ranging in par value $741 - $367,379, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $528,746)	520,252	520,252

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $520,431 (collateralized by various U.S. Government Obligations, ranging in par value $474 - $62,610, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $528,525)	$520,252	$520,252
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $98,818 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $31 - $181,733, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $100,281)	98,784	98,784
TOTAL REPURCHASE AGREEMENTS (Cost $2,355,150)		2,355,150
TOTAL INVESTMENTS — 105.7% (Cost $38,783,403)		$40,748,727

Percentages are based on Net Assets of $38,540,903.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts MSCI Emerging Markets Index	2	Dec-2025	$173,847	$181,960	$8,113

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $2,225,323.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $2,355,150. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$32,950,402	$2,698,056	$—	^	$35,648,458
Preferred Stock	2,745,119	—	—	^	2,745,119
Repurchase Agreements	—	2,355,150	—		2,355,150
Total Investments in Securities	$35,695,521	$5,053,206	$—		$40,748,727

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$8,113	$—	$—		$8,113
Total Other Financial Instruments	$8,113	$—	$—		$8,113

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.2%
CANADA — 3.5%
Real Estate — 3.5%
SmartCentres Real Estate Investment Trust ‡	368,930	$7,003,917

HONG KONG — 3.9%
Real Estate — 3.9%
Link REIT ‡	1,527,800	7,957,251

SINGAPORE — 18.2%
Real Estate — 18.2%
CapitaLand Ascendas REIT ‡	3,273,600	7,093,282
CapitaLand Integrated Commercial Trust ‡	4,331,000	7,886,949
Frasers Logistics & Commercial Trust ‡	9,597,546	7,042,650
Mapletree Logistics Trust ‡	6,690,000	6,888,163
Mapletree Pan Asia Commercial Trust ‡	7,037,900	7,787,142

TOTAL SINGAPORE		36,698,186
SOUTH AFRICA — 4.4%
Real Estate — 4.4%
Growthpoint Properties ‡	9,434,602	8,878,024

UNITED KINGDOM — 3.4%
Real Estate — 3.4%
LondonMetric Property PLC ‡	2,779,267	6,945,246

UNITED STATES — 65.8%
Financials — 33.9%
AGNC Investment ‡	647,230	6,472,300
Annaly Capital Management ‡	322,254	6,822,117
Apollo Commercial Real Estate Finance ‡	702,949	6,881,871
ARMOUR Residential REIT ‡	338,518	5,490,762
Dynex Capital ‡	497,038	6,580,783
Ellington Financial ‡	501,396	6,678,595
Ladder Capital ‡	566,491	5,987,810
Orchid Island Capital, Cl A ‡	790,114	5,712,524
PennyMac Mortgage Investment Trust ‡	496,863	5,982,230
Rithm Capital ‡	554,460	6,082,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Starwood Property Trust ‡	326,320	$5,932,498
		68,623,916
Real Estate — 31.9%
Broadstone Net Lease ‡	391,350	7,012,992
CTO Realty Growth ‡	323,466	5,395,413
EPR Properties ‡	131,683	6,455,101
Gaming and Leisure Properties ‡	130,492	5,827,773
Getty Realty ‡	205,637	5,640,623
LTC Properties ‡	182,597	6,405,503
NNN REIT ‡	158,164	6,399,315
Omega Healthcare Investors ‡	168,750	7,092,562
Realty Income ‡	115,521	6,697,908
WP Carey ‡	113,592	7,497,072
		64,424,262
TOTAL UNITED STATES		133,048,178
TOTAL COMMON STOCK (Cost $192,425,013)		200,530,802
TOTAL INVESTMENTS — 99.2% (Cost $192,425,013)		$200,530,802

Percentages are based on Net Assets of $202,140,606.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts Dow Jones U.S. Real Estate Index	44	Dec-2025	$1,610,692	$1,584,880	$(25,812)

‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$200,530,802	$—	$—	$200,530,802
Total Investments in Securities	$200,530,802	$—	$—	$200,530,802

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(25,812)	$—	$—	$(25,812)
Total Other Financial Instruments	$(25,812)	$—	$—	$(25,812)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 95.1%
AUSTRIA — 5.4%
Utilities — 5.4%
Verbund (A)	18,200	$1,406,383

BRAZIL — 13.2%
Utilities — 13.2%
Centrais Eletricas Brasileiras	204,255	2,113,421
Engie Brasil Energia	139,384	1,035,321
Serena Energia *	128,762	300,078

TOTAL BRAZIL		3,448,820
CANADA — 5.5%
Utilities — 5.5%
Boralex, Cl A (A)	21,373	429,550
Northland Power (A)	54,584	998,457

TOTAL CANADA		1,428,007
CHINA — 4.1%
Utilities — 4.1%
China Datang Renewable Power, Cl H	513,900	157,366
China Longyuan Power Group, Cl H	691,200	640,313
Xinyi Energy Holdings (A)	1,733,100	283,194

TOTAL CHINA		1,080,873
DENMARK — 6.2%
Utilities — 6.2%
Orsted *	90,669	1,622,906

GERMANY — 0.9%
Energy — 0.9%
Verbio (A)	13,133	233,132

INDIA — 1.5%
Utilities — 1.5%
ReNew Energy Global PLC, Cl A *	50,647	381,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 8.5%
Utilities — 8.5%
Barito Renewables Energy	2,966,500	$1,547,468
Pertamina Geothermal Energy	8,634,200	677,548

TOTAL INDONESIA		2,225,016
ISRAEL — 5.3%
Utilities — 5.3%
Energix-Renewable Energies (A)	114,626	528,712
Enlight Renewable Energy *	24,985	872,195

TOTAL ISRAEL		1,400,907
ITALY — 3.1%
Utilities — 3.1%
ERG	31,250	806,498

JAPAN — 0.7%
Industrials — 0.3%
West Holdings	9,436	90,468

Utilities — 0.4%
RENOVA *(A)	18,703	100,644

TOTAL JAPAN		191,112
NEW ZEALAND — 13.4%
Utilities — 13.4%
Contact Energy	195,560	1,043,721
Mercury NZ	288,434	1,070,311
Meridian Energy	409,505	1,388,256

TOTAL NEW ZEALAND		3,502,288
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *(B)	271,804,543	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 1.3%
Utilities — 1.3%
Scatec *	32,981	$348,165

SOUTH KOREA — 0.4%
Utilities — 0.4%
SK Eternix *	6,857	100,106

SPAIN — 10.3%
Utilities — 10.3%
EDP Renovaveis	117,698	1,722,542
Grenergy Renovables *	5,934	512,308
Solaria Energia y Medio Ambiente *	25,910	448,431

TOTAL SPAIN		2,683,281
THAILAND — 0.5%
Utilities — 0.5%
Energy Absolute NVDR *	1,522,630	144,093

TURKEY — 0.8%
Utilities — 0.8%
Akfen Yenilenebilir Enerji *	242,988	99,570
IC Enterra Yenilenebilir Enerji *	373,762	100,001

TOTAL TURKEY		199,571
UNITED KINGDOM — 2.6%
Utilities — 2.6%
Drax Group PLC	72,475	687,023

UNITED STATES — 11.4%
Industrials — 3.8%
Sunrun *	47,583	987,823

Utilities — 7.6%
Clearway Energy, Cl C	17,321	553,059
NextEra Energy Partners	19,357	190,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Ormat Technologies	11,813	$1,256,549
		2,000,468
TOTAL UNITED STATES		2,988,291
TOTAL COMMON STOCK (Cost $42,583,886)		24,878,350

MASTER LIMITED PARTNERSHIP — 4.5%
CANADA — 4.5%
Utilities — 4.5%
Brookfield Renewable Partners, Cl A	38,786	1,183,386
TOTAL MASTER LIMITED PARTNERSHIP (Cost $680,815)		1,183,386

	Face Amount
REPURCHASE AGREEMENTS(C) — 5.9%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $362,971 (collateralized by various U.S. Treasury Obligations, ranging in par value $21 - $33,698, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $369,728)	$362,842	362,842
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $341,189 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $34 - $106,629, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $346,400)	341,071	341,071

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $72,262 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,557 - $8,331, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $72,797)	$72,238	$72,238
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $341,189 (collateralized by various U.S. Government Obligations, ranging in par value $486 - $240,849, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $346,639)	341,071	341,071
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $21,779 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,286 - $8,242, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $22,039)	21,771	21,771
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $341,189 (collateralized by various U.S. Government Obligations, ranging in par value $311 - $41,046, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $346,495)	341,071	341,071

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $63,967 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $117,640, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $64,914)	$63,945	$63,945
TOTAL REPURCHASE AGREEMENTS (Cost $1,544,009)		1,544,009
TOTAL INVESTMENTS — 105.5% (Cost $44,808,710)		$27,605,745

Percentages are based on Net Assets of $26,155,060.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $1,463,134.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $1,544,009. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $0.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$23,477,443	$1,400,907	$—	^	$24,878,350
Master Limited Partnership	1,183,386	—	—		1,183,386
Repurchase Agreements	—	1,544,009	—		1,544,009
Total Investments in Securities	$24,660,829	$2,944,916	$—		$27,605,745

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Renewable Energy Producers ETF

the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,927	$1,030,334

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	5,789	1,429,941

UNITED STATES — 99.7%
Communication Services — 10.1%
Alphabet, Cl A	110,987	31,208,435
Alphabet, Cl C	89,098	25,109,598
AT&T	136,428	3,376,593
Charter Communications, Cl A *	1,772	414,364
Comcast, Cl A	70,266	1,955,854
Electronic Arts	4,296	859,458
Fox, Cl A	4,005	258,923
Fox, Cl B	2,831	165,359
Interpublic Group	6,988	179,312
Live Nation Entertainment *	2,992	447,394
Match Group	4,515	146,015
Meta Platforms, Cl A	41,383	26,830,668
Netflix *	8,105	9,068,360
News, Cl A	7,088	187,832
News, Cl B	2,374	72,336
Omnicom Group	3,696	277,274
Take-Two Interactive Software *	3,308	848,072
TKO Group Holdings, Cl A	1,316	247,934
T-Mobile US	9,233	1,939,392
Trade Desk, Cl A *	8,503	427,531
Verizon Communications	80,446	3,196,924
Walt Disney	34,304	3,863,316
Warner Bros Discovery *	47,237	1,060,471
		112,141,415
Consumer Discretionary — 10.6%
Airbnb, Cl A *	8,243	1,043,069
Amazon.com *	186,453	45,535,552
APTIV PLC *	4,183	339,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	321	$1,179,492
Best Buy	3,741	307,286
Booking Holdings	622	3,158,354
Carnival *	20,763	598,597
Chipotle Mexican Grill, Cl A *	25,760	816,334
Darden Restaurants	2,248	404,977
Deckers Outdoor *	2,826	230,319
Domino’s Pizza	594	236,685
DoorDash, Cl A *	7,111	1,808,825
DR Horton	5,310	791,615
eBay	8,779	713,821
Expedia Group	2,258	496,760
Ford Motor	75,099	986,050
Garmin	3,143	672,414
General Motors	18,291	1,263,725
Genuine Parts	2,672	340,172
Hasbro	2,559	195,277
Hilton Worldwide Holdings	4,508	1,158,376
Home Depot	19,114	7,255,483
Lennar, Cl A	4,351	538,523
LKQ	4,943	157,978
Lowe’s	10,756	2,561,326
Lululemon Athletica *	2,095	357,281
Marriott International, Cl A	4,318	1,125,185
McDonald’s	13,709	4,091,177
Mohawk Industries *	981	111,481
NIKE, Cl B	22,824	1,474,202
Norwegian Cruise Line Holdings *	8,682	194,651
NVR *	55	396,595
O’Reilly Automotive *	16,301	1,539,467
Pool	622	166,111
PulteGroup	3,790	454,307
Ralph Lauren, Cl A	735	234,950
Ross Stores	6,283	998,494
Royal Caribbean Cruises	4,853	1,391,986
Starbucks	21,838	1,766,039
Tapestry	3,998	439,060
Tesla *	53,911	24,613,606
TJX	21,433	3,003,621

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	10,133	$548,297
Ulta Beauty *	859	446,577
Williams-Sonoma	2,349	456,505
Yum! Brands	5,332	736,936
		117,336,779
Consumer Staples — 4.8%
Archer-Daniels-Midland	12,161	736,105
Brown-Forman, Cl B	4,457	121,364
Bunge Global	3,544	335,262
Clorox	3,073	345,590
Colgate-Palmolive	20,457	1,576,212
Conagra Brands	12,125	208,429
Constellation Brands, Cl A	3,613	474,676
Costco Wholesale	11,225	10,231,026
Dollar General	5,543	546,872
Dollar Tree *	4,883	484,003
Estee Lauder, Cl A	5,928	573,178
General Mills	13,533	630,773
Hershey	3,734	633,398
Hormel Foods	7,377	159,269
J M Smucker	2,700	279,585
Kellanova	6,805	565,223
Keurig Dr Pepper	34,384	933,870
Kimberly-Clark	8,375	1,002,571
Kraft Heinz	21,570	533,426
Kroger	15,396	979,648
Lamb Weston Holdings	3,527	217,722
McCormick	6,404	410,881
Molson Coors Beverage, Cl B	4,287	187,428
Mondelez International, Cl A	32,752	1,881,930
Monster Beverage *	18,042	1,205,747
PepsiCo	34,654	5,062,603
Procter & Gamble	59,289	8,915,287
Sysco	12,086	897,748
Target	11,500	1,066,280
The Campbell’s Company	4,894	147,456
Tyson Foods, Cl A	7,233	371,849

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	111,099	$11,240,997
		52,956,408
Energy — 2.8%
APA	6,820	154,473
Baker Hughes, Cl A	18,794	909,818
Chevron	36,689	5,786,589
ConocoPhillips	23,809	2,115,668
Coterra Energy	14,548	344,206
Devon Energy	12,101	393,161
Diamondback Energy	3,587	513,622
EOG Resources	10,384	1,099,043
EQT	11,896	637,388
Expand Energy	4,540	469,027
Exxon Mobil	81,274	9,294,495
Halliburton	16,253	436,230
Kinder Morgan	37,278	976,311
Marathon Petroleum	5,795	1,129,503
Occidental Petroleum	13,638	561,886
ONEOK	12,005	804,335
Phillips 66	7,704	1,048,823
SLB LTD	28,442	1,025,618
Targa Resources	4,102	631,872
Texas Pacific Land	368	347,164
Valero Energy	5,922	1,004,134
Williams	23,280	1,347,214
		31,030,580
Financials — 12.9%
Aflac	10,331	1,107,380
Allstate	5,642	1,080,556
American Express	11,650	4,202,505
American International Group	11,890	938,834
Ameriprise Financial	2,018	913,690
Aon PLC, Cl A	4,628	1,576,667
Apollo Global Management	9,856	1,225,199
Arch Capital Group	7,977	688,495
Arthur J Gallagher	5,502	1,372,694
Assurant	1,083	229,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	146,260	$7,817,597
Bank of New York Mellon	15,136	1,633,628
BlackRock Funding	3,089	3,344,800
Blackstone	15,804	2,317,499
Block, Cl A *	11,795	895,712
Brown & Brown	6,288	501,405
Capital One Financial	13,715	3,017,163
Cboe Global Markets	2,233	548,514
Charles Schwab	36,623	3,461,606
Chubb	7,958	2,203,889
Cincinnati Financial	3,356	518,804
Citigroup	39,512	3,999,800
Citizens Financial Group	9,258	470,954
CME Group, Cl A	7,724	2,050,645
Coinbase Global, Cl A *	4,854	1,668,708
Corpay *	1,507	392,347
Erie Indemnity, Cl A	545	159,489
Everest Group	900	283,068
FactSet Research Systems	803	214,240
Fidelity National Information Services	11,212	700,974
Fifth Third Bancorp	14,206	591,254
Fiserv *	11,667	778,072
Franklin Resources	6,456	145,970
Global Payments	5,207	404,896
Globe Life	1,719	226,066
Goldman Sachs Group	6,494	5,126,169
Hartford Financial Services Group	6,034	749,302
Huntington Bancshares	31,463	485,789
Interactive Brokers Group, Cl A	9,556	672,360
Intercontinental Exchange	12,273	1,795,417
Invesco	9,571	226,833
Jack Henry & Associates	1,545	230,112
JPMorgan Chase	59,019	18,361,991
KeyCorp	20,004	351,870
KKR	14,704	1,739,924
Loews	3,650	363,394
M&T Bank	3,340	614,126
Marsh & McLennan	10,551	1,879,661
Mastercard, Cl A	17,717	9,779,607

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MetLife	11,989	$956,962
Moody’s	3,308	1,588,832
Morgan Stanley	26,039	4,270,396
MSCI, Cl A	1,656	974,639
Nasdaq	9,729	831,732
Northern Trust	4,104	528,062
PayPal Holdings *	20,505	1,420,381
PNC Financial Services Group	8,452	1,542,913
Principal Financial Group	4,351	365,658
Progressive	12,582	2,591,892
Prudential Financial	7,555	785,720
Raymond James Financial	3,792	601,677
Regions Financial	19,152	463,478
Robinhood Markets, Cl A *	16,611	2,438,163
S&P Global	6,707	3,267,717
State Street	6,089	704,254
Synchrony Financial	7,947	591,098
T Rowe Price Group	4,689	480,763
Travelers	4,832	1,297,972
Truist Financial	27,675	1,235,135
US Bancorp	33,401	1,559,159
Visa, Cl A	36,459	12,423,040
W R Berkley	6,431	458,788
Wells Fargo	68,757	5,979,796
Willis Towers Watson PLC	2,093	655,318
		142,072,513
Health Care — 8.7%
Align Technology *	3,372	464,931
Amgen	26,933	8,037,615
Baxter International	25,695	474,587
Biogen *	7,334	1,131,416
Boston Scientific *	74,129	7,466,273
Cardinal Health	11,946	2,278,938
Cencora	9,699	3,276,419
Cigna Group	13,353	3,263,607
CVS Health	63,451	4,958,696
DaVita *	1,788	212,808
Dexcom *	19,577	1,139,773

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	29,371	$2,421,639
Elevance Health	11,265	3,573,258
GE HealthCare Technologies	22,840	1,711,858
Gilead Sciences	62,075	7,435,964
Henry Schein *	5,156	325,859
Hologic *	11,127	822,397
Humana	6,016	1,673,591
IDEXX Laboratories *	4,002	2,519,299
Incyte *	8,206	767,097
Insulet *	3,521	1,102,108
Intuitive Surgical *	17,933	9,581,243
IQVIA Holdings *	8,504	1,840,776
Labcorp Holdings	4,157	1,055,712
McKesson	6,222	5,048,158
Medtronic PLC	64,099	5,813,779
Mettler-Toledo International *	1,029	1,457,362
Molina Healthcare *	2,711	414,946
Quest Diagnostics	5,594	984,264
ResMed	7,324	1,808,149
Solventum *	7,373	509,032
STERIS PLC	4,927	1,161,294
Stryker	17,213	6,131,959
West Pharmaceutical Services	3,597	1,014,606
Zimmer Biomet Holdings	9,910	996,550
Zoetis, Cl A	22,171	3,194,619
		96,070,582
Industrials — 8.2%
3M	13,073	2,176,655
A O Smith	2,804	185,036
Allegion PLC	2,107	349,277
AMETEK	5,668	1,145,560
Automatic Data Processing	9,942	2,587,903
Axon Enterprise *	1,926	1,410,275
Broadridge Financial Solutions	2,863	631,005
Builders FirstSource *	2,692	312,730
Carrier Global	19,635	1,168,086
Caterpillar	11,499	6,637,913
CH Robinson Worldwide	2,878	443,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cintas	8,407	$1,540,751
Copart *	21,835	939,123
CSX	45,759	1,648,239
Cummins	3,382	1,480,234
Dayforce *	3,919	269,392
Deere	6,182	2,853,797
Delta Air Lines	15,920	913,490
Dover	3,366	610,794
Eaton PLC	9,555	3,645,806
EMCOR Group	1,094	739,303
Emerson Electric	13,814	1,928,020
Equifax	3,028	639,211
Expeditors International of Washington	3,331	406,049
Fastenal	28,169	1,159,154
FedEx	5,327	1,352,099
Fortive	8,304	418,023
GE Aerospace	26,029	8,041,660
GE Vernova	6,681	3,909,320
Generac Holdings *	1,425	239,429
Howmet Aerospace	9,894	2,037,669
Hubbell, Cl B	1,298	610,060
IDEX	1,847	316,687
Illinois Tool Works	6,511	1,588,163
Ingersoll Rand	8,877	677,581
Jacobs Solutions	2,934	457,147
JB Hunt Transport Services	1,877	316,950
Johnson Controls International	16,062	1,837,332
Lennox International	780	393,900
Masco	5,138	332,737
Nordson	1,317	305,478
Norfolk Southern	5,497	1,557,740
Old Dominion Freight Line	4,539	637,366
Otis Worldwide	9,633	893,557
PACCAR	12,888	1,268,179
Paychex	7,936	928,750
Paycom Software	1,215	227,314
Pentair PLC	4,023	427,846
Quanta Services	3,657	1,642,468
Republic Services, Cl A	4,981	1,037,243

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	2,752	$1,013,727
Rollins	6,899	397,451
Snap-On	1,280	429,504
Southwest Airlines	12,891	390,597
Stanley Black & Decker	3,763	254,830
Trane Technologies PLC	5,461	2,450,078
Uber Technologies *	51,187	4,939,546
Union Pacific	14,556	3,207,706
United Airlines Holdings *	7,918	744,609
United Parcel Service, Cl B	18,066	1,741,924
United Rentals	1,577	1,373,851
Veralto	6,091	601,060
Verisk Analytics, Cl A	3,418	747,722
Wabtec	4,196	857,830
Waste Management	9,096	1,817,108
WW Grainger	1,078	1,055,362
Xylem	5,974	901,178
		90,199,767
Information Technology — 35.7%
Accenture PLC, Cl A	12,203	3,051,970
Adobe *	8,311	2,828,316
Akamai Technologies *	2,809	210,956
Amphenol, Cl A	23,921	3,333,152
Analog Devices	9,723	2,276,446
Apple	290,772	78,616,026
Applied Materials	15,723	3,665,031
AppLovin, Cl A *	5,304	3,380,398
Arista Networks *	20,193	3,184,234
Autodesk *	4,184	1,260,807
Broadcom	92,156	34,063,622
Cadence Design Systems *	5,331	1,805,556
CDW	2,550	406,394
Cisco Systems	77,589	5,672,532
Cognizant Technology Solutions, Cl A	9,528	694,401
Crowdstrike Holdings, Cl A *	4,878	2,648,803
Datadog, Cl A *	6,333	1,031,076
Dell Technologies, Cl C	5,940	962,339
EPAM Systems *	1,073	175,478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	1,117	$282,657
Fair Isaac *	470	779,979
First Solar *	2,101	560,841
Fortinet *	12,761	1,102,933
Gartner *	1,473	365,805
Gen Digital	10,980	289,433
GoDaddy, Cl A *	2,693	358,519
HP	18,403	509,211
Intel *	85,759	3,429,502
Intuit	5,462	3,646,158
Jabil	2,090	461,660
Keysight Technologies *	3,372	616,941
KLA	2,583	3,122,175
Lam Research	24,797	3,904,536
Microchip Technology	10,574	660,029
Micron Technology	21,927	4,906,605
Microsoft	145,640	75,413,848
Monolithic Power Systems	936	940,680
Motorola Solutions	3,260	1,325,875
NetApp	3,898	459,107
NVIDIA	478,077	96,805,812
ON Semiconductor *	7,957	398,487
Oracle	32,470	8,526,947
Palantir Technologies, Cl A *	44,560	8,932,943
Palo Alto Networks *	13,087	2,882,281
PTC *	2,347	465,973
QUALCOMM	21,116	3,819,884
Roper Technologies	2,103	938,254
Salesforce	18,731	4,877,740
Seagate Technology Holdings	4,167	1,066,252
ServiceNow *	4,072	3,743,308
Skyworks Solutions	2,908	226,010
Super Micro Computer *	9,822	510,351
Synopsys *	3,620	1,642,828
Teradyne	3,116	566,364
Texas Instruments	17,813	2,876,087
Trimble *	4,662	371,795
Tyler Technologies *	843	401,487
VeriSign	1,647	394,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Western Digital	6,797	$1,020,977
Workday, Cl A *	4,232	1,015,341
Zebra Technologies, Cl A *	988	266,019
		394,154,122
Materials — 1.6%
Air Products & Chemicals	4,266	1,034,889
Albemarle	2,261	222,098
Amcor PLC	44,296	349,938
Avery Dennison	1,498	261,985
Ball	5,229	245,763
CF Industries Holdings	3,112	259,198
Corteva	13,007	799,150
Dow	13,620	324,837
DuPont de Nemours	8,045	656,874
Ecolab	4,894	1,254,822
Freeport-McMoRan	27,521	1,147,626
International Flavors & Fragrances	4,924	310,064
International Paper	10,144	391,964
Linde PLC	9,009	3,768,465
LyondellBasell Industries, Cl A	4,890	226,994
Martin Marietta Materials	1,154	707,517
Mosaic	6,098	167,390
Newmont	21,106	1,708,953
Nucor	4,410	661,721
Packaging Corp of America	1,717	336,120
PPG Industries	4,310	421,303
Sherwin-Williams	4,447	1,533,948
Smurfit WestRock PLC	10,032	370,381
Steel Dynamics	2,658	416,774
Vulcan Materials	2,529	732,146
		18,310,920
Real Estate — 1.9%
American Tower ‡	9,742	1,743,623
AvalonBay Communities ‡	2,944	512,020
BXP ‡	3,064	218,126
Camden Property Trust ‡	2,197	218,558
CBRE Group, Cl A *	6,081	926,927

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CoStar Group *	8,782	$604,289
Crown Castle ‡	9,060	817,393
Digital Realty Trust ‡	6,670	1,136,635
Equinix ‡	2,033	1,719,938
Equity Residential ‡	7,231	429,811
Essex Property Trust ‡	1,330	334,854
Extra Space Storage ‡	4,416	589,713
Federal Realty Investment Trust ‡	1,633	157,078
Host Hotels & Resorts ‡	13,304	213,130
Invitation Homes ‡	11,734	330,312
Iron Mountain ‡	6,145	632,628
Kimco Realty ‡	14,090	291,099
Mid-America Apartment Communities ‡	2,416	309,804
ProLogis ‡	19,310	2,396,178
Public Storage ‡	3,279	913,398
Realty Income ‡	18,989	1,100,982
Regency Centers ‡	3,399	234,361
SBA Communications, Cl A ‡	2,220	425,086
Simon Property Group ‡	6,793	1,193,938
UDR ‡	6,273	211,337
Welltower ‡	13,916	2,519,353
Weyerhaeuser ‡	15,012	345,276
		20,525,847
Utilities — 2.4%
AES	13,574	188,271
Alliant Energy	4,898	327,284
Ameren	5,155	525,913
American Electric Power	10,195	1,226,051
American Water Works	3,719	477,631
Atmos Energy	3,060	525,463
CenterPoint Energy	12,446	475,935
CMS Energy	5,706	419,676
Consolidated Edison	6,875	669,694
Constellation Energy	5,955	2,245,035
Dominion Energy	16,269	954,828
DTE Energy	3,957	536,332
Duke Energy	14,824	1,842,623
Edison International	7,336	406,268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	8,510	$817,726
Evergy	4,387	336,965
Eversource Energy	7,074	522,132
Exelon	19,254	887,995
FirstEnergy	9,906	453,992
NextEra Energy	39,258	3,195,601
NiSource	8,976	377,979
NRG Energy	3,687	633,648
PG&E	41,899	668,708
Pinnacle West Capital	2,276	201,472
PPL	14,098	514,859
Public Service Enterprise Group	9,514	766,448
Sempra	12,438	1,143,550
Southern	20,971	1,972,113
Vistra	6,058	1,140,721
WEC Energy Group	6,136	685,575
Xcel Energy	11,274	915,111
		26,055,599
TOTAL UNITED STATES		1,100,854,532
TOTAL COMMON STOCK (Cost $732,090,633)		1,103,314,807
TOTAL INVESTMENTS — 99.9% (Cost $732,090,633)		$1,103,314,807

Percentages are based on Net Assets of $1,104,163,816.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 4.7%
Materials — 2.5%
Fortescue	61,969	$863,695

Utilities — 2.2%
APA Group	122,285	734,896

TOTAL AUSTRALIA		1,598,591
AUSTRIA — 1.9%
Energy — 1.9%
OMV	11,765	644,468

BELGIUM — 1.9%
Financials — 1.9%
Ageas	9,835	651,580

CHINA — 2.2%
Industrials — 2.2%
SITC International Holdings	206,300	759,670

FRANCE — 15.3%
Communication Services — 2.0%
Orange	42,941	685,698

Consumer Discretionary — 1.7%
FDJ United	19,939	581,784

Consumer Staples — 2.0%
Carrefour	43,855	660,558

Financials — 3.5%
AXA	13,565	589,163
Credit Agricole	31,981	577,312
		1,166,475
Real Estate — 4.0%
Covivio ‡	11,256	722,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Klepierre ‡	16,659	$637,211
		1,359,549
Utilities — 2.1%
Engie	29,998	702,862

TOTAL FRANCE		5,156,926
HONG KONG — 14.3%
Communication Services — 1.9%
HKT Trust & HKT	452,320	659,374

Consumer Staples — 2.1%
WH Group	732,000	702,596

Real Estate — 6.7%
Henderson Land Development	206,033	723,164
Hongkong Land Holdings	123,500	754,585
Sino Land	619,900	769,671
		2,247,420
Utilities — 3.6%
CK Infrastructure Holdings	95,700	622,428
Power Assets Holdings	95,173	604,429
		1,226,857
TOTAL HONG KONG		4,836,247
ITALY — 10.9%
Energy — 2.4%
Eni	43,448	799,556

Financials — 6.5%
Banco BPM	56,987	829,087
Generali	16,886	649,986
Poste Italiane	30,368	732,211
		2,211,284

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.0%
Snam	108,822	$671,722

TOTAL ITALY		3,682,562
JAPAN — 5.4%
Communication Services — 1.8%
SoftBank	424,666	602,865

Financials — 2.0%
Japan Post Holdings	69,906	656,383

Industrials — 1.6%
Mitsui OSK Lines	18,415	547,830

TOTAL JAPAN		1,807,078
NETHERLANDS — 2.1%
Financials — 2.1%
NN Group	10,272	704,007

NORWAY — 7.7%
Communication Services — 1.8%
Telenor	41,627	619,656

Energy — 4.1%
Aker BP	27,906	725,168
Equinor	27,120	648,717
		1,373,885
Financials — 1.8%
DNB Bank	23,892	609,996

TOTAL NORWAY		2,603,537
PORTUGAL — 2.4%
Utilities — 2.4%
EDP	161,830	805,041

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 9.2%
Communication Services — 1.9%
Telefonica	124,949	$632,677

Energy — 2.6%
Repsol	48,295	884,907

Financials — 2.3%
CaixaBank	73,982	782,344

Industrials — 2.4%
ACS Actividades de Construccion y Servicios	9,620	790,563

TOTAL SPAIN		3,090,491
SWEDEN — 3.6%
Financials — 1.8%
Svenska Handelsbanken, Cl A	46,787	614,626

Industrials — 1.8%
Volvo, Cl B	22,228	613,509

TOTAL SWEDEN		1,228,135
SWITZERLAND — 1.9%
Financials — 1.9%
Zurich Insurance Group	911	634,381

UNITED KINGDOM — 13.7%
Communication Services — 1.4%
WPP PLC	129,308	488,439

Consumer Staples — 4.2%
British American Tobacco PLC	14,488	743,130
Imperial Brands PLC	16,888	671,198
		1,414,328
Financials — 8.1%
Aviva PLC	78,873	692,854
Legal & General Group PLC	197,438	616,864
M&G PLC	215,989	747,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Phoenix Group Holdings PLC	77,089	$682,652
		2,739,557
TOTAL UNITED KINGDOM		4,642,324
UNITED STATES — 2.1%
Industrials — 2.1%
AP Moller - Maersk, Cl A	340	702,120

TOTAL COMMON STOCK (Cost $30,937,626)		33,547,158
TOTAL INVESTMENTS — 99.3% (Cost $30,937,626)		$33,547,158

Percentages are based on Net Assets of $33,779,750.

‡	Real Estate Investment Trust

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 1.6%
Consumer Discretionary — 1.6%
Temple & Webster Group *	35,023	$545,912
Web Travel Group *(A)	128,728	352,257

TOTAL AUSTRALIA		898,169
BRAZIL — 3.9%
Consumer Discretionary — 3.7%
MercadoLibre *	872	2,029,371

Information Technology — 0.2%
VTEX, Cl A *	28,351	127,296

TOTAL BRAZIL		2,156,667
CANADA — 9.1%
Industrials — 3.4%
RB Global	19,283	1,913,259

Information Technology — 5.7%
Shopify, Cl A *	18,105	3,147,736

TOTAL CANADA		5,060,995
CHINA — 29.3%
Communication Services — 3.9%
NetEase ADR	15,606	2,186,400

Consumer Discretionary — 22.5%
Alibaba Group Holding ADR (A)	17,821	3,037,233
JD.com ADR	64,938	2,145,552
PDD Holdings ADR *	19,782	2,667,998
Trip.com Group ADR	33,012	2,332,298
Vipshop Holdings ADR	133,603	2,336,716
		12,519,797
Consumer Staples — 2.9%
Alibaba Health Information Technology *(A)	2,167,500	1,617,496

TOTAL CHINA		16,323,693

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 1.0%
Consumer Discretionary — 1.0%
Jumia Technologies ADR *	51,650	$563,502

ISRAEL — 3.0%
Consumer Discretionary — 3.0%
Global-e Online *	45,988	1,675,343

JAPAN — 5.1%
Consumer Discretionary — 4.6%
Rakuten Group *	389,618	2,553,110

Information Technology — 0.5%
AnyMind Group *(A)	41,193	185,302
BASE *	57,818	120,849
		306,151
TOTAL JAPAN		2,859,261
POLAND — 3.6%
Consumer Discretionary — 3.6%
Allegro.eu *	214,724	2,007,582

SINGAPORE — 3.7%
Consumer Discretionary — 3.7%
Sea ADR *	13,132	2,051,875

TURKEY — 0.6%
Consumer Discretionary — 0.6%
D-MARKET Elektronik Hizmetler ve Ticaret ADR *	136,079	347,001

UNITED STATES — 39.2%
Communication Services — 1.8%
Shutterstock	10,102	252,853
TripAdvisor *(A)	46,900	753,214
		1,006,067

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 29.1%
Amazon.com *	9,196	$2,245,847
Bed Bath & Beyond *	23,906	184,315
Booking Holdings	369	1,873,686
Carvana, Cl A *	5,958	1,826,366
eBay	26,969	2,192,850
Etsy *	37,349	2,315,638
Expedia Group	11,602	2,552,440
GigaCloud Technology, Cl A *(A)	10,587	296,224
Groupon, Cl A *(A)	8,932	179,801
Torrid Holdings *	54,477	68,096
Williams-Sonoma	12,727	2,473,365
		16,208,628
Financials — 0.5%
LendingTree *	4,613	295,232

Industrials — 1.5%
ACV Auctions, Cl A *	69,252	628,116
Liquidity Services *	9,945	238,083
		866,199
Information Technology — 3.2%
Commerce.Com *	31,586	146,243
GoDaddy, Cl A *	12,403	1,651,212
		1,797,455
Real Estate — 3.1%
CoStar Group *	24,756	1,703,460

TOTAL UNITED STATES		21,877,041
TOTAL COMMON STOCK (Cost $54,709,813)		55,821,129

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X E-commerce ETF

	Number of Warrants	Value
WARRANTS — 0.0%
United States — 0.0%
Bed Bath & Beyond, Expires 10/7/26 Strike Price $15.50*	2,550	$3,035
TOTAL WARRANTS (Cost $–)		3,035

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.7%
Cantor Fitzgerald Securities 4.200%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $141,049 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $71 - $26,798, 1.000% - 6.500%, 02/28/2027 - 02/01/2057, with a total market value of $143,080)	$141,000	141,000
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $249,088 (collateralized by various U.S. Treasury Obligations, ranging in par value $14 - $23,125, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $253,726)	249,000	249,000
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $249,086 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $24 - $77,845, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $252,890)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $58,027 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,250 - $6,690, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $58,457)	$58,008	$58,008
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $249,086 (collateralized by various U.S. Government Obligations, ranging in par value $355 - $175,833, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $253,065)	249,000	249,000
TOTAL REPURCHASE AGREEMENTS (Cost $946,008)		946,008
TOTAL INVESTMENTS — 101.8% (Cost $55,655,821)		$56,770,172

Percentages are based on Net Assets of $55,754,665.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $1,244,341.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $946,008. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $360,549.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X E-commerce ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,821,129	$—	$—	$55,821,129
Warrants	3,035	—	—	3,035
Repurchase Agreements	—	946,008	—	946,008
Total Investments in Securities	$55,824,164	$946,008	$—	$56,770,172

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 8.3%
Communication Services — 0.1%
REA Group	77	$10,742
Telstra Group	6,159	19,676
		30,418
Consumer Discretionary — 0.6%
Aristocrat Leisure	1,107	45,910
Wesfarmers	2,021	111,136
		157,046
Consumer Staples — 0.4%
Coles Group	3,558	51,360
Woolworths Group	3,243	60,315
		111,675
Energy — 0.3%
Santos	5,162	21,323
Woodside Energy Group	3,020	49,031
		70,354
Financials — 3.0%
ANZ Group Holdings	4,397	105,497
Commonwealth Bank of Australia	2,477	278,327
Insurance Australia Group	3,485	17,932
Macquarie Group	520	74,402
National Australia Bank	4,517	128,987
QBE Insurance Group	2,230	28,964
Suncorp Group	1,600	20,551
Westpac Banking	5,041	127,846
		782,506
Health Care — 0.8%
Cochlear	430	80,836
Pro Medicus	362	62,471
Sigma Healthcare	37,929	77,222
		220,529
Industrials — 0.5%
Brambles	2,732	44,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Computershare	1,084	$25,952
Transurban Group	6,209	58,857
		129,271
Information Technology — 0.1%
WiseTech Global	339	15,340

Materials — 2.0%
BHP Group	7,767	220,929
Fortescue	2,544	35,457
Glencore PLC	14,757	70,662
Northern Star Resources	2,188	35,251
Rio Tinto	568	49,407
Rio Tinto PLC	1,631	117,559
		529,265
Real Estate — 0.4%
Goodman Group ‡	3,226	69,756
Scentre Group ‡	8,267	22,027
		91,783
Utilities — 0.1%
Origin Energy	2,885	23,136

TOTAL AUSTRALIA		2,161,323
AUSTRIA — 0.3%
Energy — 0.1%
OMV	227	12,435

Financials — 0.2%
Erste Group Bank	474	49,102
Raiffeisen Bank International	191	7,129
		56,231
Industrials — 0.0%
Strabag	29	2,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Verbund	140	$10,818

TOTAL AUSTRIA		81,757
BELGIUM — 1.6%
Consumer Staples — 0.6%
Anheuser-Busch InBev	2,623	160,153

Financials — 0.2%
KBC Group	367	44,159

Health Care — 0.8%
UCB	794	203,907

TOTAL BELGIUM		408,219
BRAZIL — 0.0%
Materials — 0.0%
Yara International	253	9,233

CHINA — 0.8%
Consumer Discretionary — 0.6%
Chow Tai Fook Jewellery Group	4,100	8,029
Prosus	2,373	164,143
		172,172
Consumer Staples — 0.1%
Budweiser Brewing APAC	4,600	4,664
Wilmar International	6,912	16,623
		21,287
Financials — 0.1%
BOC Hong Kong Holdings	5,800	28,492

TOTAL CHINA		221,951
DENMARK — 0.9%
Financials — 0.2%
Danske Bank	974	43,555

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
Coloplast, Cl B	787	$71,236

Industrials — 0.3%
DSV	397	84,376

Materials — 0.1%
Novonesis, Cl B	523	31,301

TOTAL DENMARK		230,468
FINLAND — 1.1%
Consumer Discretionary — 0.0%
Amer Sports *	276	8,619

Financials — 0.5%
Nordea Bank Abp	5,114	87,438
Sampo, Cl A	3,733	41,656
		129,094
Industrials — 0.3%
Kone, Cl B	779	52,077
Wartsila Abp	969	31,730
		83,807
Information Technology — 0.2%
Nokia	8,238	55,757

Utilities — 0.1%
Fortum	733	16,362

TOTAL FINLAND		293,639
FRANCE — 9.8%
Consumer Discretionary — 1.8%
Christian Dior	6	3,930
Hermes International SCA	63	156,264
LVMH Moet Hennessy Louis Vuitton	453	320,038
		480,232

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.6%
Danone	1,710	$151,342
L’Oreal	612	256,166
		407,508
Energy — 0.8%
TotalEnergies	3,336	207,730

Financials — 1.0%
AXA	2,528	109,798
BNP Paribas	1,499	116,024
Credit Agricole	1,648	29,749
		255,571
Health Care — 2.7%
EssilorLuxottica	1,924	704,623

Industrials — 0.8%
Compagnie De Saint	917	88,969
Vinci	1,000	133,772
		222,741
Information Technology — 0.1%
Dassault Systemes	1,058	30,077

Materials — 0.7%
Air Liquide	889	172,300

Utilities — 0.3%
Engie	2,938	68,838

TOTAL FRANCE		2,549,620
GERMANY — 9.0%
Communication Services — 0.6%
Deutsche Telekom	5,394	167,411

Consumer Discretionary — 0.5%
Bayerische Motoren Werke	472	43,975
Mercedes-Benz Group	1,283	83,238

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Volkswagen	55	$5,799
		133,012
Financials — 2.3%
Allianz	569	228,677
Commerzbank	1,538	55,935
Deutsche Bank	2,874	102,600
Deutsche Boerse	279	70,684
Hannover Rueck	88	25,129
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	195	120,727
		603,752
Health Care — 0.4%
Siemens Healthineers	1,926	107,971

Industrials — 2.6%
DHL Group	1,917	88,062
Siemens	1,477	418,603
Siemens Energy *	1,340	165,953
		672,618
Information Technology — 2.0%
Infineon Technologies	2,099	83,146
SAP	1,642	425,377
		508,523
Materials — 0.3%
BASF	1,364	67,365

Utilities — 0.3%
E.ON	3,717	69,243

TOTAL GERMANY		2,329,895
HONG KONG — 1.8%
Financials — 1.2%
AIA Group	15,365	149,158
Futu Holdings ADR	87	17,316
Hang Seng Bank	1,012	19,740

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hong Kong Exchanges & Clearing	1,614	$87,966
Prudential PLC	3,798	52,645
		326,825
Industrials — 0.2%
MTR	2,800	10,267
Techtronic Industries	2,883	33,681
		43,948
Real Estate — 0.2%
CK Asset Holdings	2,500	12,365
Henderson Land Development	2,550	8,950
Sun Hung Kai Properties	2,040	24,791
		46,106
Utilities — 0.2%
CK Infrastructure Holdings	750	4,878
CLP Holdings	2,266	19,330
Hong Kong & China Gas	18,010	16,753
Power Assets Holdings	1,900	12,067
		53,028
TOTAL HONG KONG		469,907
INDONESIA — 0.1%
Industrials — 0.1%
Jardine Matheson Holdings	450	26,437

IRELAND — 0.2%
Financials — 0.1%
AIB Group PLC	3,153	29,059

Industrials — 0.1%
Kingspan Group PLC	304	22,772

TOTAL IRELAND		51,831

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 1.0%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	3,676	$7,536

Consumer Discretionary — 0.0%
Global-e Online *	195	7,104

Financials — 0.6%
Bank Hapoalim	1,922	39,158
Bank Leumi Le-Israel	2,186	44,557
First International Bank of Israel	71	5,127
Harel Insurance Investments & Financial Services	154	5,395
Israel Discount Bank, Cl A	1,772	17,773
Menora Mivtachim Holdings	25	2,505
Mizrahi Tefahot Bank	219	14,281
Phoenix Financial	329	12,698
		141,494
Information Technology — 0.4%
Camtek *	48	5,955
Check Point Software Technologies *	134	26,221
Nice *	99	13,435
Nova *	49	16,989
Tower Semiconductor *	178	14,730
Wix.com *	87	12,662
		89,992
Real Estate — 0.0%
Azrieli Group	63	6,654
Melisron	38	4,953
		11,607
TOTAL ISRAEL		257,733
ITALY — 2.8%
Consumer Discretionary — 0.3%
Ferrari	216	86,385

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.2%
Eni	3,303	$60,784

Financials — 1.5%
Generali	1,553	59,779
Intesa Sanpaolo	23,099	148,661
Poste Italiane	677	16,323
UniCredit	2,300	169,978
		394,741
Industrials — 0.3%
Prysmian	589	61,062

Utilities — 0.5%
Enel	12,933	130,942

TOTAL ITALY		733,914
JAPAN — 26.3%
Communication Services — 2.6%
Capcom	521	13,643
KDDI	4,417	70,575
Konami Group	151	25,230
LY	3,911	11,500
Nexon	639	13,066
Nintendo	1,815	153,690
NTT	46,287	47,592
SoftBank	44,269	62,845
SoftBank Group	1,619	284,432
		682,573
Consumer Discretionary — 4.6%
Aisin	1,017	18,316
Asics	1,326	33,939
Bandai Namco Holdings	1,172	36,532
Bridgestone	1,051	46,146
Denso	3,533	49,571
Fast Retailing	367	134,979
Honda Motor	7,318	74,104
Isuzu Motors	926	11,391
Nitori Holdings	737	11,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Oriental Land	2,203	$44,616
Pan Pacific International Holdings	4,639	27,637
Panasonic Holdings	4,331	50,562
Rakuten Group *	2,627	17,214
Ryohin Keikaku	898	18,472
Sanrio	335	15,563
Sekisui House	1,183	25,425
Shimano	140	14,727
Subaru	1,059	22,568
Sumitomo Electric Industries	1,393	51,089
Suzuki Motor	3,529	52,870
Toyota Motor	21,084	429,467
		1,187,148
Consumer Staples — 1.4%
Aeon	7,363	116,595
Asahi Group Holdings	3,963	42,729
Kao	1,228	51,972
Kirin Holdings	2,144	30,124
Seven & i Holdings	6,363	81,203
Suntory Beverage & Food	345	10,440
Unicharm	3,387	20,963
		354,026
Energy — 0.2%
ENEOS Holdings	4,272	26,976
Inpex	1,536	28,326
		55,302
Financials — 4.0%
Dai-ichi Life Holdings	5,509	38,800
Daiwa Securities Group	2,103	16,238
Japan Exchange Group	1,572	17,648
Japan Post Bank	2,721	30,521
Mitsubishi HC Capital	1,516	11,868
Mitsubishi UFJ Financial Group	17,861	270,138
Mizuho Financial Group	3,721	124,367
MS&AD Insurance Group Holdings	2,006	41,486
Nomura Holdings	4,377	31,310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ORIX	1,796	$43,835
Resona Holdings	3,395	32,913
SBI Holdings	342	15,349
Sompo Holdings	1,413	43,182
Sumitomo Mitsui Financial Group	5,728	154,787
Sumitomo Mitsui Trust Holdings	1,108	30,430
T&D Holdings	797	17,181
Tokio Marine Holdings	2,912	109,293
		1,029,346
Health Care — 3.0%
Hoya	2,297	374,024
Kyowa Kirin	1,583	24,476
Olympus	7,512	92,623
Otsuka Holdings	3,489	189,652
Shionogi	5,323	89,146
		769,921
Industrials — 5.3%
Central Japan Railway	1,972	48,207
East Japan Railway	2,274	55,442
FANUC	1,866	59,461
Fujikura	556	76,405
IHI	2,117	44,180
ITOCHU	2,895	167,831
Kajima	911	29,425
Kawasaki Kisen Kaisha	1,336	19,192
Komatsu	1,957	65,625
Kubota	2,062	26,776
Marubeni	3,350	82,633
Mitsubishi Electric	4,228	118,479
Mitsui	5,860	144,622
Mitsui OSK Lines	764	22,728
NIDEC CORP	2,188	26,744
Nippon Yusen	908	31,421
Obayashi	1,333	22,601
Recruit Holdings	3,129	156,557
Secom	872	29,507
SMC	130	44,361

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sumitomo	2,478	$72,158
Toyota Industries	407	44,450
		1,388,805
Information Technology — 3.7%
Advantest	1,227	184,263
Canon	1,511	43,480
Disco	147	49,247
Fujitsu	2,758	72,166
Keyence	318	118,423
Kyocera	2,204	29,328
Lasertec	134	24,712
Murata Manufacturing	2,938	64,689
NEC	2,168	79,062
Nomura Research Institute	724	28,339
Obic	510	15,847
Oracle Japan	60	5,542
Renesas Electronics	2,952	36,619
TDK	3,104	53,857
Tokyo Electron	751	166,623
		972,197
Materials — 0.8%
Asahi Kasei	2,127	16,326
Nippon Paint Holdings	1,675	10,682
Nippon Sanso Holdings	347	11,551
Nippon Steel	8,477	35,013
Nitto Denko	1,123	28,094
Shin-Etsu Chemical	3,131	94,608
		196,274
Real Estate — 0.6%
Daiwa House Industry	964	32,746
Mitsubishi Estate	2,009	42,565
Mitsui Fudosan	4,412	45,866
Sumitomo Realty & Development	717	30,629
		151,806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Osaka Gas	663	$20,864
Tokyo Gas	552	19,356
		40,220
TOTAL JAPAN		6,827,618
NETHERLANDS — 5.6%
Communication Services — 0.2%
Universal Music Group	1,617	43,430

Consumer Staples — 0.6%
Heineken	731	56,563
Koninklijke Ahold Delhaize	2,421	99,226
		155,789
Financials — 0.7%
Adyen *	49	84,189
ING Groep	4,364	109,402
		193,591
Health Care — 1.3%
Argenx *	405	329,834

Industrials — 0.2%
Wolters Kluwer	479	58,742

Information Technology — 2.6%
ASML Holding	635	672,892

TOTAL NETHERLANDS		1,454,278
NEW ZEALAND — 0.5%
Financials — 0.0%
Infratil	1,442	10,206

Health Care — 0.3%
Fisher & Paykel Healthcare	3,856	81,922

Industrials — 0.1%
Auckland International Airport	3,373	15,684

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.1%
Xero *	267	$25,345

Utilities — 0.0%
Mercury NZ	1,151	4,271
Meridian Energy	2,142	7,262
		11,533
TOTAL NEW ZEALAND		144,690
NORWAY — 0.7%
Communication Services — 0.1%
Telenor	975	14,514
Vend Marketplaces, Cl B	297	10,245
		24,759
Consumer Staples — 0.2%
Mowi	1,171	25,765
Orkla	1,995	20,252
		46,017
Energy — 0.2%
Aker BP	483	12,551
Equinor	1,341	32,077
Var Energi	1,469	4,949
		49,577
Financials — 0.1%
DNB Bank	1,245	31,787
Gjensidige Forsikring	280	7,544
		39,331
Industrials — 0.1%
Kongsberg Gruppen	875	22,405

Materials — 0.0%
Norsk Hydro	2,020	13,685

TOTAL NORWAY		195,774

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	732	$18,875

Energy — 0.0%
Galp Energia	660	13,251

Utilities — 0.1%
EDP	5,040	25,072

TOTAL PORTUGAL		57,198
SINGAPORE — 1.9%
Communication Services — 0.1%
Singapore Telecommunications	11,290	36,868

Consumer Discretionary — 0.4%
Sea ADR *	658	102,813

Financials — 0.9%
DBS Group Holdings	2,768	114,701
Oversea-Chinese Banking	5,879	76,929
United Overseas Bank	1,959	52,187
		243,817
Industrials — 0.3%
Grab Holdings, Cl A *	5,680	34,137
Singapore Airlines	2,463	12,547
Singapore Technologies Engineering	2,728	17,796
		64,480
Information Technology — 0.1%
STMicroelectronics	1,041	25,635

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	8,961	16,318

TOTAL SINGAPORE		489,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American PLC	1,806	$68,218

SPAIN — 3.4%
Consumer Discretionary — 0.7%
Amadeus IT Group	798	61,084
Industria de Diseno Textil	1,994	110,241
		171,325
Financials — 1.7%
Banco Bilbao Vizcaya Argentaria	8,496	170,969
Banco Santander	21,949	223,594
CaixaBank	5,642	59,663
		454,226
Industrials — 0.2%
Aena SME	1,469	39,930

Utilities — 0.8%
Iberdrola	10,291	208,635

TOTAL SPAIN		874,116
SWEDEN — 3.4%
Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	853	16,202

Consumer Staples — 0.2%
Essity, Cl B	1,565	43,014

Financials — 1.0%
EQT	548	19,028
Industrivarden, Cl A	201	8,381
Industrivarden, Cl C	228	9,492
Investor, Cl B	2,685	88,689
L E Lundbergforetagen, Cl B	111	5,952
Skandinaviska Enskilda Banken, Cl A	2,235	42,710
Skandinaviska Enskilda Banken, Cl C	26	508
Svenska Handelsbanken, Cl A	2,291	30,096

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Svenska Handelsbanken, Cl B	53	$1,166
Swedbank, Cl A	1,335	40,644
		246,666
Industrials — 1.8%
Alfa Laval	577	27,596
Assa Abloy, Cl B	1,981	74,858
Atlas Copco, Cl A	5,028	84,829
Atlas Copco, Cl B	3,117	46,874
Epiroc, Cl A	1,253	26,558
Epiroc, Cl B	779	14,608
Investment Latour, Cl B	284	7,267
Saab, Cl B	628	34,667
Sandvik	2,129	64,705
Volvo, Cl A	380	10,464
Volvo, Cl B	3,173	87,577
		480,003
Information Technology — 0.3%
Hexagon, Cl B	3,376	41,451
Telefonaktiebolaget LM Ericsson, Cl B	4,690	47,332
		88,783
TOTAL SWEDEN		874,668
SWITZERLAND — 3.4%
Consumer Discretionary — 0.7%
Cie Financiere Richemont, Cl A	959	189,590

Financials — 1.2%
UBS Group	4,480	171,499
Zurich Insurance Group	216	150,413
		321,912
Industrials — 1.1%
ABB	3,095	230,019
Schindler Holding	44	14,881
Schindler Holding	80	28,502
		273,402

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.4%
Givaudan	11	$45,192
Sika	243	47,586
		92,778
TOTAL SWITZERLAND		877,682
UNITED KINGDOM — 8.1%
Consumer Discretionary — 0.4%
Compass Group PLC	3,021	100,062

Consumer Staples — 2.6%
Coca-Cola Europacific Partners PLC	557	49,478
Diageo PLC	5,910	135,885
Tesco PLC	17,367	104,825
Unilever PLC	6,535	394,013
		684,201
Financials — 3.4%
3i Group PLC	1,433	82,841
Barclays PLC	20,767	111,049
HSBC Holdings PLC	25,710	359,208
Lloyds Banking Group PLC	88,101	103,112
London Stock Exchange Group	700	87,242
NatWest Group PLC	11,915	91,423
Standard Chartered PLC	2,797	57,309
		892,184
Industrials — 1.0%
Ashtead Group PLC	849	56,599
CK Hutchison Holdings	5,720	37,902
RELX PLC	3,663	161,560
		256,061
Information Technology — 0.2%
ARM Holdings PLC ADR *	220	37,360

Utilities — 0.5%
National Grid PLC	8,308	124,437

TOTAL UNITED KINGDOM		2,094,305

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 7.8%
Communication Services — 0.6%
Spotify Technology *	240	$157,277

Consumer Discretionary — 0.2%
Stellantis	3,606	36,534

Energy — 1.9%
BP PLC	25,149	146,145
Shell PLC	9,355	349,989
		496,134
Financials — 0.3%
Swiss Re	438	79,989

Health Care — 2.4%
Alcon	3,294	245,383
CSL	3,195	373,353
		618,736
Industrials — 1.9%
AP Moller - Maersk, Cl A	5	10,325
AP Moller - Maersk, Cl B	8	16,514
Experian PLC	1,834	85,469
Ferrovial	970	59,562
Schneider Electric	1,083	307,625
		479,495
Information Technology — 0.2%
CyberArk Software *	79	41,141
JFrog *	160	7,597
Monday.com *	66	13,546
		62,284
Materials — 0.3%
Holcim	772	68,607

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
James Hardie Industries, CDI *	890	$18,767
		87,374
TOTAL UNITED STATES		2,017,823
TOTAL COMMON STOCK (Cost $23,277,105)		25,802,228

PREFERRED STOCK — 0.2%
GERMANY— 0.2%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke (A)	95	8,229
Dr Ing hc F Porsche (A)	196	10,282
Volkswagen (A)	365	38,008
TOTAL GERMANY		56,519
TOTAL PREFERRED STOCK (Cost $74,620)		56,519
	Number of Rights
RIGHTS — 0.0%
Norway — 0.0%
Vend Marketplaces *(B)
Expires 11/09/2025	102	228
TOTAL RIGHTS (Cost $–)		228
TOTAL INVESTMENTS — 99.5% (Cost $23,351,725)		$25,858,975

Percentages are based on Net Assets of $25,977,123.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.
(B)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P Catholic Values Developed ex-US ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$25,590,483	$211,745	$—	$25,802,228
Preferred Stock	56,519	—	—	56,519
Rights	—	—	228	228
Total Investments in Securities	$25,647,002	$211,745	$228	$25,858,975

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—”are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.6%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	9	$20,945

CANADA — 1.5%
Industrials — 0.4%
Thomson Reuters	77	11,785

Information Technology — 1.1%
Shopify, Cl A *	209	36,337

TOTAL CANADA		48,122
CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	114	15,375

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding	14	14,829
NXP Semiconductors	44	9,202

TOTAL NETHERLANDS		24,031
UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	78	6,929

Health Care — 0.3%
AstraZeneca PLC ADR	101	8,322

Information Technology — 0.1%
ARM Holdings PLC ADR *	24	4,076

TOTAL UNITED KINGDOM		19,327
UNITED STATES — 95.7%
Communication Services — 14.7%
Alphabet, Cl A	401	112,757
Alphabet, Cl C	375	105,682
Charter Communications, Cl A *	24	5,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	623	$17,341
Electronic Arts	42	8,403
Meta Platforms, Cl A	150	97,253
Netflix *	72	80,558
Take-Two Interactive Software *	30	7,691
T-Mobile US	191	40,120
Trade Desk, Cl A *	76	3,821
Warner Bros Discovery *	420	9,429
		488,667
Consumer Discretionary — 12.0%
Airbnb, Cl A *	73	9,237
Amazon.com *	736	179,746
Booking Holdings	5	25,389
DoorDash, Cl A *	68	17,297
Lululemon Athletica *	20	3,411
Marriott International, Cl A	47	12,247
O’Reilly Automotive *	145	13,694
Ross Stores	57	9,058
Starbucks	195	15,770
Tesla *	252	115,053
		400,902
Consumer Staples — 4.1%
Costco Wholesale	75	68,359
Keurig Dr Pepper	231	6,274
Kraft Heinz	199	4,921
Mondelez International, Cl A	222	12,756
Monster Beverage *	166	11,094
PepsiCo	232	33,893
		137,297
Energy — 0.5%
Baker Hughes, Cl A	169	8,181
Diamondback Energy	50	7,160
		15,341
Financials — 0.3%
PayPal Holdings *	166	11,499

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.1%
Amgen	92	$27,456
Biogen *	26	4,011
Dexcom *	65	3,784
GE HealthCare Technologies	78	5,846
Gilead Sciences	213	25,515
IDEXX Laboratories *	13	8,184
Intuitive Surgical *	61	32,591
Regeneron Pharmaceuticals	18	11,732
Vertex Pharmaceuticals *	44	18,725
		137,844
Industrials — 3.5%
Automatic Data Processing	70	18,221
Axon Enterprise *	13	9,519
Cintas	69	12,646
Copart *	164	7,054
CSX	319	11,490
Fastenal	194	7,983
Honeywell International	107	21,542
Old Dominion Freight Line	37	5,195
PACCAR	89	8,758
Paychex	62	7,256
Verisk Analytics, Cl A	24	5,250
		114,914
Information Technology — 54.0%
Adobe *	73	24,843
Advanced Micro Devices *	278	71,201
Analog Devices	83	19,433
Apple	1,025	277,129
Applied Materials	137	31,935
AppLovin, Cl A *	52	33,141
Atlassian, Cl A *	28	4,744
Autodesk *	37	11,150
Broadcom	537	198,491
Cadence Design Systems *	46	15,580
CDW	22	3,506
Cisco Systems	677	49,495
Cognizant Technology Solutions, Cl A	83	6,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	42	$22,806
Datadog, Cl A *	55	8,955
Fortinet *	131	11,322
GLOBALFOUNDRIES *	94	3,346
Intel *	745	29,793
Intuit	47	31,375
KLA	22	26,592
Lam Research	214	33,696
Marvell Technology	146	13,686
Microchip Technology	91	5,680
Micron Technology	191	42,740
Microsoft	513	265,637
NVIDIA	1,678	339,778
ON Semiconductor *	71	3,556
Palantir Technologies, Cl A *	387	77,582
Palo Alto Networks *	113	24,887
QUALCOMM	183	33,105
Roper Technologies	18	8,031
Strategy, Cl A *	43	11,589
Synopsys *	31	14,068
Texas Instruments	156	25,188
Workday, Cl A *	37	8,877
Zscaler *	27	8,941
		1,797,927
Materials — 1.0%
Linde PLC	79	33,046
Solstice Advanced Materials *	26	1,172
		34,218
Real Estate — 0.1%
CoStar Group *	71	4,885

Utilities — 1.4%
American Electric Power	91	10,944
Constellation Energy	54	20,358
Exelon	172	7,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	98	$7,955
		47,189
TOTAL UNITED STATES		3,190,683
TOTAL COMMON STOCK (Cost $2,460,711)		3,318,483

PURCHASED OPTIONS — 0.3%
(Cost $34,090)		11,493
TOTAL INVESTMENTS — 99.9% (Cost $2,494,801)		$3,329,976

Percentages are based on Net Assets of $3,332,678.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Nasdaq-100 Index	1	$2,585,813	$22,100.00	12/19/2025	$9,015
Nasdaq-100 Micro Index	28	724,024	221.00	12/19/2025	2,478

Total Purchased Options		$3,309,837			$11,493

*	Non-income producing security.

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 100.4%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *(A)	9	$20,945

CANADA — 1.4%
Industrials — 0.3%
Thomson Reuters (A)	76	11,632

Information Technology — 1.1%
Shopify, Cl A *(A)	208	36,163

TOTAL CANADA		47,795
CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *(A)	115	15,510

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding (A)	14	14,829
NXP Semiconductors (A)	44	9,202

TOTAL NETHERLANDS		24,031
UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC (A)	81	7,195

Health Care — 0.3%
AstraZeneca PLC ADR (A)	100	8,240

Information Technology — 0.1%
ARM Holdings PLC ADR *(A)	22	3,736

TOTAL UNITED KINGDOM		19,171
UNITED STATES — 96.6%
Communication Services — 14.8%
Alphabet, Cl A (A)	403	113,320
Alphabet, Cl C (A)	376	105,964
Charter Communications, Cl A *(A)	24	5,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A (A)	628	$17,480
Electronic Arts (A)	43	8,603
Meta Platforms, Cl A (A)	150	97,252
Netflix *(A)	73	81,677
Take-Two Interactive Software *(A)	32	8,204
T-Mobile US (A)	193	40,540
Trade Desk, Cl A *(A)	79	3,972
Warner Bros Discovery *(A)	423	9,496
		492,120
Consumer Discretionary — 12.1%
Airbnb, Cl A *(A)	74	9,364
Amazon.com *(A)	740	180,723
Booking Holdings (A)	5	25,389
DoorDash, Cl A *(A)	68	17,297
Lululemon Athletica *(A)	19	3,240
Marriott International, Cl A (A)	45	11,726
O’Reilly Automotive *(A)	146	13,788
Ross Stores (A)	54	8,582
Starbucks (A)	195	15,770
Tesla *(A)	252	115,053
		400,932
Consumer Staples — 4.2%
Costco Wholesale (A)	76	69,270
Keurig Dr Pepper (A)	232	6,301
Kraft Heinz (A)	211	5,218
Mondelez International, Cl A (A)	221	12,699
Monster Beverage *(A)	166	11,094
PepsiCo (A)	235	34,331
		138,913
Energy — 0.5%
Baker Hughes, Cl A (A)	168	8,133
Diamondback Energy (A)	49	7,016
		15,149
Financials — 0.3%
PayPal Holdings *(A)	164	11,361

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.2%
Amgen (A)	92	$27,456
Biogen *(A)	23	3,548
Dexcom *(A)	66	3,843
GE HealthCare Technologies (A)	77	5,771
Gilead Sciences (A)	212	25,395
IDEXX Laboratories *(A)	14	8,813
Intuitive Surgical *(A)	62	33,125
Regeneron Pharmaceuticals (A)	17	11,081
Vertex Pharmaceuticals *(A)	44	18,725
		137,757
Industrials — 3.5%
Automatic Data Processing (A)	69	17,961
Axon Enterprise *(A)	14	10,251
Cintas (A)	68	12,462
Copart *(A)	163	7,011
CSX (A)	317	11,418
Fastenal (A)	194	7,983
Honeywell International (A)	108	21,744
Old Dominion Freight Line (A)	35	4,915
PACCAR (A)	89	8,757
Paychex (A)	63	7,373
Verisk Analytics, Cl A (A)	25	5,469
		115,344
Information Technology — 54.4%
Adobe *(A)	73	24,843
Advanced Micro Devices *(A)	276	70,689
Analog Devices (A)	85	19,901
Apple (A)	1,030	278,481
Applied Materials (A)	135	31,468
AppLovin, Cl A *(A)	53	33,778
Atlassian, Cl A *(A)	28	4,744
Autodesk *(A)	35	10,547
Broadcom (A)	540	199,600
Cadence Design Systems *(A)	46	15,580
CDW (A)	23	3,666
Cisco Systems (A)	675	49,349
Cognizant Technology Solutions, Cl A (A)	84	6,122

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *(A)	43	$23,349
Datadog, Cl A *(A)	54	8,792
Fortinet *(A)	131	11,322
GLOBALFOUNDRIES *(A)	103	3,667
Intel *(A)	746	29,833
Intuit (A)	47	31,375
KLA (A)	22	26,592
Lam Research (A)	215	33,854
Marvell Technology (A)	146	13,686
Microchip Technology (A)	93	5,805
Micron Technology (A)	191	42,740
Microsoft (A)	516	267,190
NVIDIA (A)	1,687	341,601
ON Semiconductor *(A)	69	3,456
Palantir Technologies, Cl A *(A)	388	77,782
Palo Alto Networks *(A)	115	25,328
QUALCOMM (A)	185	33,466
Roper Technologies (A)	18	8,031
Strategy, Cl A *(A)	44	11,858
Synopsys *(A)	32	14,522
Texas Instruments (A)	154	24,865
Workday, Cl A *(A)	36	8,637
Zscaler *(A)	26	8,610
		1,805,129
Materials — 1.0%
Linde PLC (A)	80	33,464
Solstice Advanced Materials *	27	1,217
		34,681
Real Estate — 0.2%
CoStar Group *(A)	73	5,023

Utilities — 1.4%
American Electric Power (A)	92	11,064
Constellation Energy (A)	54	20,358
Exelon (A)	173	7,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy (A)	103	$8,360
		47,761
TOTAL UNITED STATES		3,204,170
TOTAL COMMON STOCK (Cost $2,817,262)		3,331,622

PURCHASED OPTIONS — 0.7% (Cost $60,298)		22,117
TOTAL INVESTMENTS — 101.1% (Cost $2,877,560)		$3,353,739

WRITTEN OPTIONS— (1.2)% (Premiums Received $(17,127))		$(40,366)

Percentages are based on Net Assets of $3,317,226.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.7%
Put Options
Nasdaq-100 Index	1	$2,585,813	$23,300.00	12/19/2025	$16,655
Nasdaq-100 Micro Index	33	853,314	233.00	12/19/2025	5,462

Total Purchased Options		$3,439,127			$22,117
WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100 Index	(1)	$(2,585,813)	$27,000.00	12/19/2025	$(31,350)
Nasdaq-100 Micro Index	(28)	(724,024)	270.00	12/19/2025	(9,016)

Total Written Options		$(3,309,837)			$(40,366)

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X NASDAQ 100® Collar 95-110 ETF

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,311,417.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,331,622	$—	$—	$3,331,622
Purchased Options	22,117	—	—	22,117
Total Investments in Securities	$3,353,739	$—	$—	$3,353,739

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(40,366)	$—	$—	$(40,366)
Total Other Financial Instruments	$(40,366)	$—	$—	$(40,366)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.6%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	10	$2,091

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	13	3,211

UNITED STATES — 99.4%
Communication Services — 10.1%
Alphabet, Cl A	247	69,454
Alphabet, Cl C	199	56,082
AT&T	304	7,524
Charter Communications, Cl A *	3	702
Comcast, Cl A	159	4,426
Electronic Arts	9	1,801
Fox, Cl A	10	646
Fox, Cl B	5	292
Interpublic Group	18	462
Live Nation Entertainment *	7	1,047
Match Group	9	291
Meta Platforms, Cl A	93	60,297
Netflix *	18	20,139
News, Cl A	15	397
News, Cl B	5	152
Omnicom Group	8	600
Paramount Skydance Corp, Cl B	13	200
Take-Two Interactive Software *	7	1,795
TKO Group Holdings, Cl A	3	565
T-Mobile US	21	4,411
Trade Desk, Cl A *	19	955
Verizon Communications	182	7,233
Walt Disney	77	8,672
Warner Bros Discovery *	95	2,133
		250,276
Consumer Discretionary — 10.4%
Airbnb, Cl A *	18	2,278
Amazon.com *	413	100,863

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
APTIV PLC *	9	$730
AutoZone *	1	3,674
Best Buy	9	739
Booking Holdings	1	5,078
Carnival *	44	1,268
Chipotle Mexican Grill, Cl A *	59	1,870
Darden Restaurants	5	901
Deckers Outdoor *	6	489
Domino’s Pizza	1	398
DoorDash, Cl A *	15	3,815
DR Horton	11	1,640
eBay	19	1,545
Expedia Group	5	1,100
Ford Motor	166	2,180
Garmin	7	1,498
General Motors	42	2,902
Genuine Parts	6	764
Hasbro	5	381
Hilton Worldwide Holdings	10	2,570
Home Depot	42	15,943
Las Vegas Sands	14	831
Lennar, Cl A	10	1,238
LKQ	10	320
Lowe’s	24	5,715
Lululemon Athletica *	5	853
Marriott International, Cl A	9	2,345
McDonald’s	31	9,251
MGM Resorts International *	8	256
Mohawk Industries *	2	227
NIKE, Cl B	50	3,229
Norwegian Cruise Line Holdings *	18	403
O’Reilly Automotive *	35	3,305
Pool	1	267
PulteGroup	9	1,079
Ralph Lauren, Cl A	1	320
Ross Stores	14	2,225
Royal Caribbean Cruises	10	2,868
Starbucks	49	3,963
Tapestry	8	879

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	119	$54,331
TJX	48	6,727
Tractor Supply	23	1,244
Ulta Beauty *	2	1,040
Williams-Sonoma	6	1,166
Wynn Resorts	3	357
Yum! Brands	11	1,520
		258,585
Consumer Staples — 4.7%
Altria Group	73	4,116
Archer-Daniels-Midland	21	1,271
Brown-Forman, Cl B	7	191
Bunge Global	7	662
Church & Dwight	10	877
Clorox	6	675
Coca-Cola	165	11,368
Colgate-Palmolive	35	2,697
Conagra Brands	24	412
Constellation Brands, Cl A	7	920
Costco Wholesale	19	17,317
Dollar General	9	888
Dollar Tree *	8	793
Estee Lauder, Cl A	11	1,063
General Mills	24	1,119
Hershey	6	1,018
Hormel Foods	15	324
J M Smucker	5	518
Kellanova	11	914
Kenvue	81	1,164
Keurig Dr Pepper	49	1,331
Kimberly-Clark	14	1,676
Kraft Heinz	37	915
Kroger	27	1,718
Lamb Weston Holdings	7	432
McCormick	10	641
Molson Coors Beverage, Cl B	6	262
Mondelez International, Cl A	56	3,218
Monster Beverage *	30	2,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	58	$8,473
Philip Morris International	66	9,526
Procter & Gamble	99	14,887
Sysco	21	1,560
Target	18	1,669
The Campbell’s Company	8	241
Tyson Foods, Cl A	12	617
Walmart	186	18,819
		116,297
Energy — 2.8%
APA	17	385
Baker Hughes, Cl A	42	2,033
Chevron	81	12,775
ConocoPhillips	54	4,798
Coterra Energy	31	733
Devon Energy	28	910
Diamondback Energy	8	1,146
EOG Resources	24	2,540
EQT	25	1,340
Expand Energy	9	930
Exxon Mobil	181	20,699
Halliburton	37	993
Kinder Morgan	82	2,148
Marathon Petroleum	13	2,534
Occidental Petroleum	29	1,195
ONEOK	25	1,675
Phillips 66	18	2,451
SLB LTD	61	2,200
Targa Resources	9	1,386
Texas Pacific Land	1	943
Valero Energy	13	2,204
Williams	52	3,009
		69,027
Financials — 12.8%
Aflac	21	2,251
Allstate	11	2,107
American Express	23	8,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American International Group	24	$1,895
Ameriprise Financial	4	1,811
Aon PLC, Cl A	9	3,066
Apollo Global Management	19	2,362
Arch Capital Group	16	1,381
Arthur J Gallagher	10	2,495
Assurant	2	423
Bank of America	290	15,500
Bank of New York Mellon	31	3,346
Berkshire Hathaway, Cl B *	78	37,248
BlackRock Funding	6	6,497
Blackstone	31	4,546
Block, Cl A *	24	1,823
Brown & Brown	11	877
Capital One Financial	27	5,940
Cboe Global Markets	5	1,228
Charles Schwab	72	6,805
Chubb	16	4,431
Cincinnati Financial	7	1,082
Citigroup	78	7,896
Citizens Financial Group	18	916
CME Group, Cl A	15	3,982
Coinbase Global, Cl A *	9	3,094
Corpay *	3	781
Erie Indemnity, Cl A	1	293
Everest Group	2	629
FactSet Research Systems	1	267
Fidelity National Information Services	23	1,438
Fifth Third Bancorp	28	1,165
Fiserv *	24	1,601
Franklin Resources	12	271
Global Payments	11	855
Globe Life	3	395
Goldman Sachs Group	13	10,262
Hartford Financial Services Group	11	1,366
Huntington Bancshares	61	942
Interactive Brokers Group, Cl A	18	1,266
Intercontinental Exchange	24	3,511
Invesco	19	450

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jack Henry & Associates	3	$447
JPMorgan Chase	117	36,401
KeyCorp	41	721
KKR	29	3,432
Loews	7	697
M&T Bank	7	1,287
Marsh & McLennan	21	3,741
Mastercard, Cl A	35	19,320
MetLife	25	1,996
Moody’s	7	3,362
Morgan Stanley	51	8,364
MSCI, Cl A	3	1,766
Nasdaq	17	1,453
Northern Trust	8	1,029
PayPal Holdings *	42	2,909
PNC Financial Services Group	17	3,103
Principal Financial Group	9	756
Progressive	25	5,150
Prudential Financial	15	1,560
Raymond James Financial	8	1,269
Regions Financial	38	920
Robinhood Markets, Cl A *	33	4,844
S&P Global	14	6,821
State Street	12	1,388
Synchrony Financial	16	1,190
T Rowe Price Group	9	923
Travelers	9	2,418
Truist Financial	57	2,544
US Bancorp	65	3,034
Visa, Cl A	72	24,533
W R Berkley	13	927
Wells Fargo	136	11,828
Willis Towers Watson PLC	5	1,566
		318,490
Health Care — 9.0%
Abbott Laboratories	74	9,148
AbbVie	75	16,353
Agilent Technologies	12	1,756

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Align Technology *	3	$414
Amgen	23	6,864
Baxter International	24	443
Becton Dickinson	12	2,145
Biogen *	6	926
Bio-Techne	8	501
Boston Scientific *	64	6,446
Bristol-Myers Squibb	88	4,054
Cardinal Health	10	1,908
Cencora	8	2,702
Centene *	20	707
Charles River Laboratories International *	2	360
Cigna Group	11	2,689
Cooper *	8	559
CVS Health	54	4,220
Danaher	26	5,600
DaVita *	2	238
Dexcom *	17	990
Edwards Lifesciences *	25	2,061
Elevance Health	9	2,855
Eli Lilly	34	29,337
GE HealthCare Technologies	19	1,424
Gilead Sciences	54	6,469
HCA Healthcare	7	3,218
Henry Schein *	6	379
Hologic *	9	665
Humana	5	1,391
IDEXX Laboratories *	3	1,889
Incyte *	8	748
Insulet *	3	939
Intuitive Surgical *	15	8,014
IQVIA Holdings *	7	1,515
Johnson & Johnson	102	19,265
Labcorp Holdings	3	762
McKesson	6	4,868
Medtronic PLC	56	5,079
Merck	107	9,200
Mettler-Toledo International *	1	1,416
Moderna *	14	380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Molina Healthcare *	2	$306
Pfizer	245	6,039
Quest Diagnostics	5	880
Regeneron Pharmaceuticals	5	3,259
ResMed	6	1,481
Revvity	6	562
Solventum *	6	414
STERIS PLC	5	1,179
Stryker	15	5,344
Thermo Fisher Scientific	16	9,078
UnitedHealth Group	39	13,321
Universal Health Services, Cl B	2	434
Vertex Pharmaceuticals *	11	4,681
Viatris	54	559
Waters *	2	699
West Pharmaceutical Services	3	846
Zimmer Biomet Holdings	8	804
Zoetis, Cl A	19	2,738
		223,521
Industrials — 8.1%
3M	23	3,829
A O Smith	5	330
Allegion PLC	3	497
AMETEK	10	2,021
Automatic Data Processing	17	4,425
Axon Enterprise *	3	2,197
Boeing *	32	6,433
Broadridge Financial Solutions	5	1,102
Builders FirstSource *	6	697
Carrier Global	34	2,023
Caterpillar	20	11,545
CH Robinson Worldwide	5	770
Cintas	15	2,749
Copart *	38	1,634
CSX	81	2,918
Cummins	6	2,626
Dayforce *	8	550
Deere	10	4,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Delta Air Lines	25	$1,434
Dover	6	1,089
Eaton PLC	16	6,105
EMCOR Group	2	1,352
Emerson Electric	24	3,350
Equifax	6	1,267
Expeditors International of Washington	6	731
Fastenal	48	1,975
FedEx	9	2,284
Fortive	15	755
GE Aerospace	45	13,903
GE Vernova	11	6,437
Generac Holdings *	2	336
General Dynamics	10	3,449
Honeywell International	27	5,436
Howmet Aerospace	17	3,501
Hubbell, Cl B	2	940
Huntington Ingalls Industries	1	322
IDEX	3	514
Illinois Tool Works	11	2,683
Ingersoll Rand	15	1,145
Jacobs Solutions	6	935
JB Hunt Transport Services	3	507
Johnson Controls International	28	3,203
L3Harris Technologies	8	2,313
Leidos Holdings	6	1,143
Lennox International	1	505
Lockheed Martin	9	4,427
Masco	8	518
Nordson	2	464
Norfolk Southern	9	2,550
Northrop Grumman	6	3,501
Old Dominion Freight Line	8	1,123
Otis Worldwide	17	1,577
PACCAR	23	2,263
Parker-Hannifin	6	4,637
Paychex	14	1,638
Paycom Software	2	374
Pentair PLC	8	851

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Quanta Services	6	$2,695
Republic Services, Cl A	9	1,874
Rockwell Automation	5	1,842
Rollins	12	691
RTX	57	10,174
Snap-On	2	671
Southwest Airlines	24	727
Stanley Black & Decker	7	474
Textron	7	566
Trane Technologies PLC	9	4,038
TransDigm Group	2	2,617
Uber Technologies *	89	8,588
Union Pacific	25	5,509
United Airlines Holdings *	14	1,317
United Parcel Service, Cl B	32	3,085
United Rentals	3	2,614
Veralto	10	987
Verisk Analytics, Cl A	6	1,313
Wabtec	7	1,431
Waste Management	16	3,196
WW Grainger	2	1,958
Xylem	10	1,509
		200,375
Information Technology — 35.8%
Accenture PLC, Cl A	26	6,503
Adobe *	18	6,126
Advanced Micro Devices *	69	17,672
Akamai Technologies *	6	451
Amphenol, Cl A	51	7,106
Analog Devices	21	4,917
Apple	631	170,603
Applied Materials	34	7,925
AppLovin, Cl A *	11	7,011
Arista Networks *	44	6,938
Autodesk *	9	2,712
Broadcom	200	73,926
Cadence Design Systems *	11	3,726
CDW	6	956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	168	$12,282
Cognizant Technology Solutions, Cl A	21	1,530
Corning	33	2,940
Crowdstrike Holdings, Cl A *	11	5,973
Datadog, Cl A *	14	2,279
Dell Technologies, Cl C	13	2,106
EPAM Systems *	2	327
F5 *	2	506
Fair Isaac *	1	1,660
First Solar *	5	1,335
Fortinet *	27	2,334
Gartner *	3	745
Gen Digital	23	606
GoDaddy, Cl A *	6	799
Hewlett Packard Enterprise	56	1,367
HP	39	1,079
Intel *	186	7,438
International Business Machines	40	12,296
Intuit	12	8,011
Jabil	5	1,104
Keysight Technologies *	7	1,281
KLA	6	7,252
Lam Research	54	8,503
Microchip Technology	23	1,436
Micron Technology	48	10,741
Microsoft	316	163,628
Monolithic Power Systems	2	2,010
Motorola Solutions	7	2,847
NetApp	8	942
NVIDIA	1,037	209,982
ON Semiconductor *	18	901
Oracle	70	18,383
Palantir Technologies, Cl A *	97	19,446
Palo Alto Networks *	28	6,167
PTC *	5	993
QUALCOMM	46	8,321
Roper Technologies	5	2,231
Salesforce	41	10,677
Seagate Technology Holdings	9	2,303

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	9	$8,274
Skyworks Solutions	6	466
Super Micro Computer *	21	1,091
Synopsys *	8	3,631
Teledyne Technologies *	2	1,054
Teradyne	8	1,454
Texas Instruments	39	6,297
Trimble *	9	718
Tyler Technologies *	2	953
VeriSign	3	719
Western Digital	14	2,103
Workday, Cl A *	9	2,159
Zebra Technologies, Cl A *	2	538
		890,790
Materials — 1.6%
Air Products & Chemicals	9	2,183
Albemarle	5	491
Amcor PLC	72	569
Avery Dennison	3	525
Ball	11	517
CF Industries Holdings	8	666
Corteva	29	1,782
Dow	29	692
DuPont de Nemours	18	1,470
Eastman Chemical	6	357
Ecolab	10	2,564
Freeport-McMoRan	62	2,585
International Flavors & Fragrances	10	630
International Paper	21	811
Linde PLC	20	8,366
LyondellBasell Industries, Cl A	10	464
Martin Marietta Materials	2	1,226
Mosaic	13	357
Newmont	47	3,806
Nucor	10	1,501
Packaging Corp of America	3	587
PPG Industries	9	880
Sherwin-Williams	10	3,449

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Smurfit WestRock PLC	21	$775
Solstice Advanced Materials *	6	270
Steel Dynamics	6	941
Vulcan Materials	6	1,737
		40,201
Real Estate — 1.8%
Alexandria Real Estate Equities ‡	8	466
American Tower ‡	19	3,401
AvalonBay Communities ‡	6	1,043
BXP ‡	7	498
Camden Property Trust ‡	5	497
CBRE Group, Cl A *	13	1,982
CoStar Group *	17	1,170
Crown Castle ‡	19	1,714
Digital Realty Trust ‡	14	2,386
Equinix ‡	5	4,230
Equity Residential ‡	15	892
Essex Property Trust ‡	2	503
Extra Space Storage ‡	9	1,202
Federal Realty Investment Trust ‡	3	289
Healthpeak Properties ‡	33	592
Host Hotels & Resorts ‡	26	416
Invitation Homes ‡	24	676
Iron Mountain ‡	13	1,338
Kimco Realty ‡	33	682
Mid-America Apartment Communities ‡	5	641
ProLogis ‡	40	4,964
Public Storage ‡	7	1,950
Realty Income ‡	37	2,145
Regency Centers ‡	8	552
SBA Communications, Cl A ‡	5	957
Simon Property Group ‡	13	2,285
UDR ‡	12	404
Ventas ‡	18	1,328
VICI Properties, Cl A ‡	45	1,350
Welltower ‡	27	4,888
Weyerhaeuser ‡	31	713
		46,154

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.3%
AES	30	$416
Alliant Energy	10	668
Ameren	10	1,020
American Electric Power	23	2,766
American Water Works	8	1,027
Atmos Energy	7	1,202
CenterPoint Energy	27	1,033
CMS Energy	12	883
Consolidated Edison	15	1,461
Constellation Energy	14	5,278
Dominion Energy	36	2,113
DTE Energy	9	1,220
Duke Energy	33	4,102
Edison International	15	831
Entergy	18	1,730
Evergy	11	845
Eversource Energy	15	1,107
Exelon	41	1,891
FirstEnergy	22	1,008
NextEra Energy	89	7,245
NiSource	19	800
NRG Energy	8	1,375
PG&E	93	1,484
Pinnacle West Capital	6	531
PPL	31	1,132
Public Service Enterprise Group	21	1,692
Sempra	27	2,482
Southern	47	4,420
Vistra	14	2,636
WEC Energy Group	14	1,564
Xcel Energy	24	1,948
		57,910
TOTAL UNITED STATES		2,471,626
TOTAL COMMON STOCK (Cost $1,765,117)		2,476,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $18,837)	$6,960
TOTAL INVESTMENTS — 99.9% (Cost $1,783,954)	$2,483,888

Percentages are based on Net Assets of $2,486,427.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	6	$410,412	$598.00	12/19/2025	$1,185
S&P 500 Index	3	2,052,060	5,980.00	12/19/2025	5,775

Total Purchased Options		$2,462,472			$6,960

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.5%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	16	$3,346

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	19	4,693

UNITED STATES — 99.3%
Communication Services — 9.9%
Alphabet, Cl A (A)	363	102,072
Alphabet, Cl C (A)	291	82,010
AT&T (A)	445	11,014
Charter Communications, Cl A *(A)	6	1,403
Comcast, Cl A (A)	235	6,541
Electronic Arts (A)	14	2,801
Fox, Cl A (A)	14	905
Fox, Cl B (A)	3	175
Interpublic Group (A)	27	693
Live Nation Entertainment *(A)	10	1,495
Match Group (A)	16	517
Meta Platforms, Cl A (A)	135	87,527
Netflix *(A)	26	29,090
News, Cl A (A)	25	663
News, Cl B (A)	8	244
Omnicom Group (A)	13	975
Paramount Skydance Corp, Cl B	17	262
TKO Group Holdings, Cl A (A)	5	942
T-Mobile US (A)	30	6,302
Trade Desk, Cl A *(A)	29	1,458
Verizon Communications (A)	262	10,412
Walt Disney (A)	112	12,613
Warner Bros Discovery *(A)	147	3,300
		363,414
Consumer Discretionary — 10.4%
Airbnb, Cl A *(A)	28	3,543
Amazon.com *(A)	606	147,997
APTIV PLC *(A)	14	1,135

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *(A)	1	$3,674
Best Buy (A)	12	986
Booking Holdings (A)	2	10,156
Carnival *(A)	70	2,018
Chipotle Mexican Grill, Cl A *(A)	87	2,757
Darden Restaurants (A)	8	1,441
Deckers Outdoor *(A)	9	734
Domino’s Pizza (A)	2	797
DoorDash, Cl A *(A)	21	5,342
DR Horton (A)	17	2,534
eBay (A)	28	2,277
Expedia Group (A)	7	1,540
Ford Motor (A)	254	3,335
Garmin (A)	9	1,925
General Motors (A)	59	4,076
Genuine Parts (A)	8	1,019
Hasbro (A)	3	229
Hilton Worldwide Holdings (A)	15	3,854
Home Depot (A)	62	23,535
Las Vegas Sands (A)	19	1,128
Lennar, Cl A (A)	14	1,733
LKQ (A)	14	447
Lowe’s (A)	35	8,335
Lululemon Athletica *(A)	6	1,023
Marriott International, Cl A (A)	14	3,648
McDonald’s (A)	44	13,131
MGM Resorts International *(A)	13	416
Mohawk Industries *(A)	2	227
NIKE, Cl B (A)	74	4,780
Norwegian Cruise Line Holdings *(A)	29	650
O’Reilly Automotive *(A)	53	5,005
Pool (A)	2	534
PulteGroup (A)	13	1,558
Ralph Lauren, Cl A (A)	2	639
Ross Stores (A)	20	3,178
Royal Caribbean Cruises (A)	16	4,589
Starbucks (A)	73	5,904
Tapestry (A)	13	1,428
Tesla *(A)	175	79,898

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX (A)	69	$9,670
Tractor Supply (A)	35	1,894
Ulta Beauty *(A)	3	1,560
Williams-Sonoma (A)	7	1,360
Wynn Resorts (A)	6	714
Yum! Brands (A)	18	2,488
		380,841
Consumer Staples — 4.7%
Altria Group (A)	104	5,863
Archer-Daniels-Midland (A)	23	1,392
Brown-Forman, Cl B (A)	12	327
Bunge Global (A)	3	284
Church & Dwight (A)	16	1,403
Clorox (A)	9	1,012
Coca-Cola (A)	241	16,605
Colgate-Palmolive (A)	50	3,852
Conagra Brands (A)	34	584
Constellation Brands, Cl A (A)	10	1,314
Costco Wholesale (A)	28	25,521
Dollar General (A)	13	1,283
Dollar Tree *(A)	13	1,289
Estee Lauder, Cl A (A)	13	1,257
General Mills (A)	36	1,678
Hershey (A)	10	1,696
Hormel Foods (A)	24	518
J M Smucker (A)	8	828
Kellanova (A)	18	1,495
Kenvue (A)	128	1,839
Keurig Dr Pepper (A)	74	2,010
Kimberly-Clark (A)	22	2,634
Kraft Heinz (A)	59	1,459
Kroger (A)	37	2,354
Lamb Weston Holdings (A)	11	679
McCormick (A)	17	1,091
Molson Coors Beverage, Cl B (A)	12	525
Mondelez International, Cl A (A)	81	4,654
Monster Beverage *(A)	47	3,141
PepsiCo (A)	85	12,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Philip Morris International (A)	97	$14,000
Procter & Gamble (A)	146	21,954
Sysco (A)	29	2,154
Target (A)	30	2,782
The Campbell’s Company (A)	14	422
Tyson Foods, Cl A (A)	21	1,080
Walmart (A)	273	27,622
		171,019
Energy — 2.8%
APA (A)	19	430
Baker Hughes, Cl A (A)	62	3,001
Chevron (A)	120	18,926
ConocoPhillips (A)	78	6,931
Coterra Energy (A)	50	1,183
Devon Energy (A)	34	1,105
Diamondback Energy (A)	12	1,718
EOG Resources (A)	34	3,599
EQT (A)	38	2,036
Expand Energy (A)	13	1,343
Exxon Mobil (A)	266	30,420
Halliburton (A)	52	1,396
Kinder Morgan (A)	121	3,169
Marathon Petroleum (A)	19	3,703
Occidental Petroleum (A)	45	1,854
ONEOK (A)	41	2,747
Phillips 66 (A)	25	3,403
SLB LTD (A)	83	2,993
Targa Resources (A)	14	2,157
Texas Pacific Land (A)	1	943
Valero Energy (A)	19	3,222
Williams (A)	72	4,167
		100,446
Financials — 12.8%
Aflac (A)	30	3,216
Allstate (A)	17	3,256
American Express (A)	34	12,265
American International Group (A)	34	2,685

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ameriprise Financial (A)	6	$2,717
Aon PLC, Cl A (A)	13	4,429
Apollo Global Management (A)	29	3,605
Arch Capital Group (A)	24	2,071
Arthur J Gallagher (A)	16	3,992
Assurant (A)	3	635
Bank of America (A)	419	22,395
Bank of New York Mellon (A)	44	4,749
Berkshire Hathaway, Cl B *(A)	114	54,440
BlackRock Funding (A)	9	9,745
Blackstone (A)	46	6,745
Block, Cl A *(A)	36	2,734
Brown & Brown (A)	16	1,276
Capital One Financial (A)	40	8,800
Cboe Global Markets (A)	6	1,474
Charles Schwab (A)	106	10,019
Chubb (A)	23	6,370
Cincinnati Financial (A)	10	1,546
Citigroup (A)	114	11,540
Citizens Financial Group (A)	26	1,323
CME Group, Cl A (A)	23	6,106
Coinbase Global, Cl A *(A)	14	4,813
Corpay *(A)	4	1,041
Erie Indemnity, Cl A (A)	2	585
Everest Group (A)	3	944
FactSet Research Systems (A)	2	534
Fidelity National Information Services (A)	32	2,001
Fifth Third Bancorp (A)	36	1,498
Fiserv *(A)	35	2,334
Franklin Resources (A)	26	588
Global Payments (A)	17	1,322
Globe Life (A)	6	789
Goldman Sachs Group (A)	19	14,998
Hartford Financial Services Group (A)	17	2,111
Huntington Bancshares (A)	95	1,467
Interactive Brokers Group, Cl A (A)	28	1,970
Intercontinental Exchange (A)	35	5,120
Invesco (A)	26	616
Jack Henry & Associates (A)	5	745

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase (A)	171	$53,201
KeyCorp (A)	61	1,073
KKR (A)	42	4,970
Loews (A)	12	1,195
M&T Bank (A)	10	1,839
Marsh & McLennan (A)	30	5,344
Mastercard, Cl A (A)	51	28,151
MetLife (A)	37	2,953
Moody’s (A)	10	4,803
Morgan Stanley (A)	75	12,300
MSCI, Cl A (A)	5	2,943
Nasdaq (A)	27	2,308
Northern Trust (A)	13	1,673
PayPal Holdings *(A)	62	4,295
PNC Financial Services Group (A)	24	4,381
Principal Financial Group (A)	14	1,177
Progressive (A)	36	7,416
Prudential Financial (A)	22	2,288
Raymond James Financial (A)	12	1,904
Regions Financial (A)	60	1,452
Robinhood Markets, Cl A *(A)	48	7,045
S&P Global (A)	19	9,257
State Street (A)	18	2,082
Synchrony Financial (A)	23	1,711
T Rowe Price Group (A)	14	1,435
Travelers (A)	14	3,761
Truist Financial (A)	80	3,570
US Bancorp (A)	96	4,481
Visa, Cl A (A)	106	36,118
W R Berkley (A)	21	1,498
Wells Fargo (A)	199	17,307
Willis Towers Watson PLC (A)	6	1,879
		467,419
Health Care — 8.9%
Abbott Laboratories (A)	108	13,351
AbbVie (A)	110	23,984
Agilent Technologies (A)	17	2,488
Align Technology *(A)	5	689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen (A)	33	$9,848
Baxter International (A)	35	646
Becton Dickinson (A)	18	3,217
Biogen *(A)	10	1,543
Bio-Techne (A)	11	688
Boston Scientific *(A)	92	9,266
Bristol-Myers Squibb (A)	126	5,805
Cardinal Health (A)	16	3,052
Cencora (A)	11	3,716
Centene *(A)	26	920
Charles River Laboratories International *(A)	4	720
Cigna Group (A)	17	4,155
Cooper *(A)	12	839
CVS Health (A)	79	6,174
Danaher (A)	40	8,615
DaVita *(A)	3	357
Dexcom *(A)	25	1,456
Edwards Lifesciences *(A)	37	3,051
Elevance Health (A)	14	4,441
Eli Lilly (A)	50	43,143
GE HealthCare Technologies (A)	30	2,249
Gilead Sciences (A)	77	9,224
HCA Healthcare (A)	10	4,597
Henry Schein *(A)	6	379
Hologic *(A)	13	961
Humana (A)	8	2,226
IDEXX Laboratories *(A)	5	3,148
Incyte *(A)	11	1,028
Insulet *(A)	4	1,252
Intuitive Surgical *(A)	22	11,754
IQVIA Holdings *(A)	10	2,165
Johnson & Johnson (A)	150	28,331
Labcorp Holdings (A)	5	1,270
McKesson (A)	8	6,491
Medtronic PLC (A)	80	7,256
Merck (A)	155	13,327
Mettler-Toledo International *(A)	1	1,416
Moderna *(A)	25	679
Molina Healthcare *(A)	4	612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer (A)	360	$8,874
Quest Diagnostics (A)	7	1,232
Regeneron Pharmaceuticals (A)	6	3,911
ResMed (A)	9	2,222
Revvity (A)	9	842
Solventum *(A)	9	621
STERIS PLC (A)	6	1,414
Stryker (A)	21	7,481
Thermo Fisher Scientific (A)	23	13,050
UnitedHealth Group (A)	56	19,127
Universal Health Services, Cl B (A)	4	868
Vertex Pharmaceuticals *(A)	16	6,809
Viatris (A)	57	591
Waters *(A)	4	1,398
West Pharmaceutical Services (A)	5	1,410
Zimmer Biomet Holdings (A)	13	1,307
Zoetis, Cl A (A)	27	3,890
		325,576
Industrials — 8.1%
3M (A)	34	5,661
A O Smith (A)	9	594
Allegion PLC (A)	6	995
AMETEK (A)	15	3,032
Automatic Data Processing (A)	25	6,507
Axon Enterprise *(A)	5	3,661
Boeing *(A)	47	9,448
Broadridge Financial Solutions (A)	8	1,763
Builders FirstSource *(A)	6	697
Carrier Global (A)	49	2,915
Caterpillar (A)	29	16,741
CH Robinson Worldwide (A)	7	1,078
Cintas (A)	21	3,849
Copart *(A)	59	2,538
CSX (A)	116	4,178
Cummins (A)	9	3,939
Dayforce *(A)	10	687
Deere (A)	16	7,386
Delta Air Lines (A)	43	2,467

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dover (A)	8	$1,452
Eaton PLC (A)	24	9,157
EMCOR Group (A)	3	2,027
Emerson Electric (A)	35	4,885
Equifax (A)	7	1,478
Expeditors International of Washington (A)	8	975
Fastenal (A)	74	3,045
FedEx (A)	14	3,553
Fortive (A)	23	1,158
GE Aerospace (A)	66	20,391
GE Vernova (A)	17	9,947
Generac Holdings *(A)	4	672
General Dynamics (A)	16	5,518
Honeywell International (A)	39	7,852
Howmet Aerospace (A)	25	5,149
Hubbell, Cl B (A)	3	1,410
Huntington Ingalls Industries (A)	3	966
IDEX (A)	5	857
Illinois Tool Works (A)	17	4,147
Ingersoll Rand (A)	22	1,679
Jacobs Solutions (A)	7	1,091
JB Hunt Transport Services (A)	5	844
Johnson Controls International (A)	42	4,804
L3Harris Technologies (A)	12	3,469
Lennox International (A)	2	1,010
Lockheed Martin (A)	13	6,394
Masco (A)	13	842
Nordson (A)	4	928
Norfolk Southern (A)	14	3,967
Northrop Grumman (A)	8	4,668
Old Dominion Freight Line (A)	12	1,685
Otis Worldwide (A)	26	2,412
PACCAR (A)	32	3,149
Parker-Hannifin (A)	8	6,183
Paychex (A)	20	2,341
Paycom Software (A)	3	561
Pentair PLC (A)	11	1,170
Quanta Services (A)	9	4,042
Republic Services, Cl A (A)	13	2,707

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation (A)	7	$2,578
Rollins (A)	20	1,152
RTX (A)	83	14,815
Snap-On (A)	3	1,007
Southwest Airlines (A)	38	1,151
Stanley Black & Decker (A)	10	677
Textron (A)	12	970
Trane Technologies PLC (A)	14	6,281
TransDigm Group (A)	3	3,926
Uber Technologies *(A)	130	12,545
Union Pacific (A)	37	8,154
United Airlines Holdings *(A)	20	1,881
United Parcel Service, Cl B (A)	48	4,628
United Rentals (A)	4	3,485
Veralto (A)	16	1,579
Verisk Analytics, Cl A (A)	8	1,750
Wabtec (A)	11	2,249
Waste Management (A)	23	4,595
WW Grainger (A)	3	2,937
Xylem (A)	16	2,414
		295,495
Information Technology — 35.9%
Accenture PLC, Cl A (A)	39	9,754
Adobe *(A)	26	8,848
Advanced Micro Devices *(A)	102	26,124
Akamai Technologies *(A)	11	826
Amphenol, Cl A (A)	76	10,590
Analog Devices (A)	31	7,258
Apple (A)	926	250,363
Applied Materials (A)	50	11,655
AppLovin, Cl A *(A)	17	10,835
Arista Networks *(A)	64	10,092
Autodesk *(A)	13	3,917
Broadcom (A)	293	108,302
Cadence Design Systems *(A)	17	5,758
CDW (A)	9	1,434
Cisco Systems (A)	247	18,058
Cognizant Technology Solutions, Cl A (A)	30	2,186

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Corning (A)	49	$4,365
Crowdstrike Holdings, Cl A *(A)	15	8,145
Datadog, Cl A *(A)	20	3,256
Dell Technologies, Cl C (A)	18	2,916
EPAM Systems *(A)	4	654
F5 *(A)	4	1,012
Fair Isaac *(A)	1	1,660
First Solar *(A)	7	1,869
Fortinet *(A)	42	3,630
Gartner *(A)	5	1,242
Gen Digital (A)	37	975
GoDaddy, Cl A *(A)	8	1,065
Hewlett Packard Enterprise (A)	84	2,051
HP (A)	64	1,771
Intel *(A)	272	10,877
International Business Machines (A)	58	17,830
Intuit (A)	17	11,348
Jabil (A)	6	1,325
Keysight Technologies *(A)	11	2,013
KLA (A)	8	9,670
Lam Research (A)	79	12,439
Leidos Holdings (A)	8	1,524
Microchip Technology (A)	36	2,247
Micron Technology (A)	70	15,664
Microsoft (A)	464	240,264
Monolithic Power Systems (A)	3	3,015
Motorola Solutions (A)	10	4,067
NetApp (A)	13	1,531
NVIDIA (A)	1,522	308,190
ON Semiconductor *(A)	28	1,402
Oracle (A)	103	27,049
Palantir Technologies, Cl A *(A)	142	28,467
Palo Alto Networks *(A)	42	9,250
PTC *(A)	7	1,390
QUALCOMM (A)	67	12,120
Roper Technologies (A)	7	3,123
Salesforce (A)	59	15,364
Seagate Technology Holdings (A)	14	3,582
ServiceNow *(A)	13	11,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions (A)	11	$855
Super Micro Computer *(A)	33	1,715
Synopsys *(A)	11	4,992
Take-Two Interactive Software *(A)	11	2,820
Teledyne Technologies *(A)	3	1,581
Teradyne (A)	11	1,999
Texas Instruments (A)	57	9,203
Trimble *(A)	16	1,276
Tyler Technologies *(A)	3	1,429
VeriSign (A)	5	1,199
Western Digital (A)	23	3,455
Workday, Cl A *(A)	14	3,359
Zebra Technologies, Cl A *(A)	3	808
		1,311,004
Materials — 1.6%
Air Products & Chemicals (A)	14	3,396
Albemarle (A)	9	884
Amcor PLC (A)	102	806
Avery Dennison (A)	5	875
Ball (A)	12	564
CF Industries Holdings (A)	12	1,000
Corteva (A)	39	2,396
Dow (A)	47	1,121
DuPont de Nemours (A)	26	2,123
Eastman Chemical (A)	9	536
Ecolab (A)	16	4,102
Freeport-McMoRan (A)	89	3,711
International Flavors & Fragrances (A)	15	945
International Paper (A)	33	1,275
Linde PLC (A)	29	12,131
LyondellBasell Industries, Cl A (A)	15	696
Martin Marietta Materials (A)	4	2,452
Mosaic (A)	22	604
Newmont (A)	69	5,587
Nucor (A)	15	2,251
Packaging Corp of America (A)	6	1,175
PPG Industries (A)	15	1,466
Sherwin-Williams (A)	14	4,829

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Smurfit WestRock PLC (A)	33	$1,218
Solstice Advanced Materials *	10	439
Steel Dynamics (A)	8	1,254
Vulcan Materials (A)	8	2,316
		60,152
Real Estate — 1.8%
Alexandria Real Estate Equities ‡(A)	11	640
American Tower ‡(A)	29	5,190
AvalonBay Communities ‡(A)	8	1,391
BXP ‡(A)	11	783
Camden Property Trust ‡(A)	8	796
CBRE Group, Cl A *(A)	18	2,744
CoStar Group *(A)	25	1,720
Crown Castle ‡(A)	29	2,616
Digital Realty Trust ‡(A)	21	3,579
Equinix ‡(A)	6	5,076
Equity Residential ‡(A)	24	1,427
Essex Property Trust ‡(A)	4	1,007
Extra Space Storage ‡(A)	13	1,736
Federal Realty Investment Trust ‡(A)	6	577
Healthpeak Properties ‡(A)	45	808
Host Hotels & Resorts ‡(A)	48	769
Invitation Homes ‡(A)	38	1,070
Iron Mountain ‡(A)	20	2,059
Kimco Realty ‡(A)	48	992
Mid-America Apartment Communities ‡(A)	6	769
ProLogis ‡(A)	58	7,197
Public Storage ‡(A)	10	2,786
Realty Income ‡(A)	58	3,363
Regency Centers ‡(A)	11	759
SBA Communications, Cl A ‡(A)	6	1,149
Simon Property Group ‡(A)	19	3,339
UDR ‡(A)	20	674
Ventas ‡(A)	27	1,992
VICI Properties, Cl A ‡(A)	70	2,099
Welltower ‡(A)	39	7,061
Weyerhaeuser ‡(A)	48	1,104
		67,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.4%
AES (A)	47	$652
Alliant Energy (A)	14	936
Ameren (A)	18	1,836
American Electric Power (A)	35	4,209
American Water Works (A)	12	1,541
Atmos Energy (A)	11	1,889
CenterPoint Energy (A)	45	1,721
CMS Energy (A)	21	1,545
Consolidated Edison (A)	23	2,240
Constellation Energy (A)	20	7,540
Dominion Energy (A)	56	3,287
DTE Energy (A)	13	1,762
Duke Energy (A)	49	6,091
Edison International (A)	25	1,385
Entergy (A)	26	2,498
Evergy (A)	13	999
Eversource Energy (A)	24	1,771
Exelon (A)	67	3,090
FirstEnergy (A)	36	1,650
NextEra Energy (A)	128	10,419
NiSource (A)	31	1,305
NRG Energy (A)	13	2,234
PG&E (A)	144	2,298
Pinnacle West Capital (A)	9	797
PPL (A)	49	1,789
Public Service Enterprise Group (A)	31	2,497
Sempra (A)	41	3,770
Southern (A)	68	6,395
Vistra (A)	20	3,766
WEC Energy Group (A)	20	2,235
Xcel Energy (A)	38	3,084
		87,231
TOTAL UNITED STATES		3,629,869
TOTAL COMMON STOCK (Cost $3,115,535)		3,637,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.6% (Cost $46,351)	$20,712
TOTAL INVESTMENTS — 100.1% (Cost $3,161,886)	$3,658,620

WRITTEN OPTIONS— (0.2)% (Premiums Received $(5,240))	$(7,054)

Percentages are based on Net Assets of $3,656,314.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Mini-SPX Index	3	$205,206	$631.00	12/19/2025	$1,187
S&P 500 Index	5	3,420,100	6,315.00	12/19/2025	19,525

Total Purchased Options		$3,625,306			$20,712
WRITTEN OPTIONS — (0.2)%
Call Options
Mini-SPX Index	(3)	$(205,206)	$730.00	12/19/2025	$(479)
S&P 500 Index	(5)	(3,420,100)	7,325.00	12/19/2025	(6,575)

Total Written Options		$(3,625,306)			$(7,054)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,637,207.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,637,908	$—	$—	$3,637,908
Purchased Options	20,712	—	—	20,712
Total Investments in Securities	$3,658,620	$—	$—	$3,658,620

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(7,054)	$—	$—	$(7,054)
Total Other Financial Instruments	$(7,054)	$—	$—	$(7,054)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 11.5%
Materials — 11.5%
IGO *	25,634	$90,116
Lynas Rare Earths *	37,843	377,803
Pilbara Minerals *	134,873	291,373
Rio Tinto PLC	5,767	415,674

TOTAL AUSTRALIA		1,174,966
CANADA — 3.1%
Materials — 3.1%
HudBay Minerals	16,431	263,619
Lithium Americas *	8,677	47,870

TOTAL CANADA		311,489
CHILE — 4.2%
Materials — 4.2%
Antofagasta PLC	11,709	429,211

CHINA — 31.2%
Industrials — 13.2%
Eve Energy, Cl A	34,800	406,426
Fangda Carbon New Material, Cl A	104,800	90,641
GEM, Cl A	196,200	234,704
Guizhou Zhenhua E-chem, Cl A *	12,168	25,353
Minmetals New Energy Materia, Cl A *	40,358	41,082
XTC New Energy Materials Xiamen, Cl A	8,585	100,167
Zhejiang Huayou Cobalt, Cl A	49,830	453,436
		1,351,809
Materials — 18.0%
China Northern Rare Earth Group High-Tech, Cl A	51,200	365,260
China Rare Earth Resources And Technology, Cl A *	27,900	206,442
Jiangxi Black Cat Carbon Black, Cl A *	17,400	24,333
MMG *	171,320	152,315
Nanjing Hanrui Cobalt, Cl A	8,800	61,346
Shenghe Resources Holding, Cl A	72,700	237,221
Sinomine Resource Group, Cl A	24,800	195,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Weihai Guangwei Composites, Cl A	35,660	$144,147
Western Mining, Cl A	65,400	220,104
Xiangtan Electrochemical Scientific, Cl A	17,100	35,486
Youngy, Cl A	7,800	52,009
Yunnan Chihong Zinc&Germanium, Cl A	121,700	115,168
Zhongfu Shenying Carbon Fiber, Cl A *	6,971	25,232
		1,834,928
TOTAL CHINA		3,186,737
FRANCE — 0.5%
Industrials — 0.2%
Mersen	956	24,165

Materials — 0.3%
Eramet	445	30,509

TOTAL FRANCE		54,674
INDONESIA — 0.4%
Materials — 0.4%
Nickel Industries	84,094	40,739

JAPAN — 4.2%
Basic Materials — 0.2%
Pacific Metals	1,869	24,858

Industrials — 0.2%
Nippon Carbon	859	24,200

Materials — 3.8%
Sumitomo Metal Mining	9,975	328,734
Tokai Carbon	8,257	55,393
		384,127
TOTAL JAPAN		433,185
MEXICO — 8.6%
Materials — 8.6%
Grupo Mexico, Cl B	49,300	426,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Southern Copper	3,270	$453,876

TOTAL MEXICO		880,718
SOUTH AFRICA — 17.7%
Materials — 17.7%
African Rainbow Minerals	4,176	41,561
Anglo American PLC	10,560	398,886
Impala Platinum Holdings	33,815	363,659
Northam Platinum Holdings	16,347	273,464
Sibanye Stillwater *	123,015	328,821
Valterra Platinum Limited	6,494	402,397

TOTAL SOUTH AFRICA		1,808,788
SWEDEN — 4.4%
Materials — 4.4%
Boliden *	10,024	453,020

UNITED STATES — 14.2%
Industrials — 2.7%
GrafTech International *	2,241	30,254
Hexcel	3,456	246,758
		277,012
Materials — 11.5%
Albemarle	4,524	444,392
American Battery Technology *	11,166	57,281
Freeport-McMoRan	8,041	335,310
MP Materials *	5,429	342,516
		1,179,499
TOTAL UNITED STATES		1,456,511
TOTAL COMMON STOCK (Cost $8,960,489)		10,230,038
TOTAL INVESTMENTS — 100.0% (Cost $8,960,489)		$10,230,038

Percentages are based on Net Assets of $10,230,082.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Disruptive Materials ETF

*	Non-income producing security.

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.0%
Health Care — 0.0%
Benitec Biopharma *	6,818	$111,542

AUSTRIA — 0.0%
Materials — 0.0%
Critical Metals *	15,001	194,113

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	44,189	1,028,278

BELGIUM — 0.0%
Materials — 0.0%
Titan America SA	11,270	166,345

BERMUDA — 0.1%
Energy — 0.0%
Teekay	24,201	232,814

Financials — 0.1%
Bank of NT Butterfield & Son	19,435	899,063
Hamilton Insurance Group, Cl B *	21,367	505,757
Kestrel Group *	1,260	24,998
		1,429,818
Industrials — 0.0%
Himalaya Shipping	13,925	109,172

TOTAL BERMUDA		1,771,804
BRAZIL — 0.2%
Financials — 0.2%
Pagseguro Digital, Cl A	83,480	800,573
StoneCo, Cl A *	117,026	2,224,664
		3,025,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
VTEX, Cl A *	27,085	$121,612

TOTAL BRAZIL		3,146,849
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG	46,572	1,911,781

CANADA — 1.3%
Consumer Staples — 0.0%
SunOpta *	44,398	231,757

Energy — 0.1%
Encore Energy *	85,390	263,855
Kolibri Global Energy *	13,926	60,857
Teekay Tankers, Cl A	11,188	682,468
		1,007,180
Financials — 0.0%
Kingsway Financial Services *	9,851	140,278

Health Care — 0.2%
Aurinia Pharmaceuticals *	54,074	712,155
Bright Minds Biosciences *	2,152	117,822
Fennec Pharmaceuticals *	10,949	89,782
Tuhura Biosciences *	11,773	30,021
Xenon Pharmaceuticals *	35,398	1,483,884
		2,433,664
Industrials — 0.0%
Brookfield Business, Cl A	10,869	396,284

Information Technology — 0.6%
D-Wave Quantum *	143,931	5,334,083
Hut 8 *	43,905	2,224,227
		7,558,310
Materials — 0.2%
Novagold Resources *	141,175	1,170,341

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SSR Mining *	94,882	$2,140,538
US Goldmining *	734	8,478
Vox Royalty	20,747	88,589
		3,407,946
Real Estate — 0.0%
Real Brokerage *	49,189	182,983

Utilities — 0.2%
Brookfield Infrastructure, Cl A	56,130	2,543,250

TOTAL CANADA		17,901,652
CAYMAN ISLANDS — 0.0%
Financials — 0.0%
Patria Investments, Cl A	30,053	437,872

CHINA — 0.1%
Information Technology — 0.1%
indie Semiconductor, Cl A *	90,329	485,970
Mercurity Fintech Holding *	14,899	155,545

TOTAL CHINA		641,515
COSTA RICA — 0.0%
Real Estate — 0.0%
Logistic Properties of The Americas *	1,453	4,926

GERMANY — 0.0%
Materials — 0.0%
Orion	25,728	136,358

GHANA — 0.0%
Energy — 0.0%
Kosmos Energy *	219,987	345,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global PLC *	1,550	$14,477

GUERNSEY — 0.1%
Consumer Discretionary — 0.1%
Super Group SGHC	74,225	801,630

HONG KONG — 0.0%
Financials — 0.0%
Triller Group *	46,218	26,506

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	16,114	202,875

Health Care — 0.0%
Prothena PLC *	18,932	203,519

Industrials — 0.1%
Cimpress PLC *	6,995	484,124

TOTAL IRELAND		890,518
ISLE OF MAN — 0.0%
Materials — 0.0%
Lifezone Metals *	12,950	64,361

ISRAEL — 0.1%
Communication Services — 0.0%
Nexxen International ADR *	17,535	144,138

Health Care — 0.0%
MediWound *	3,611	66,189
Nano-X Imaging *	30,301	109,993
		176,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.1%
Sapiens International	14,477	$623,235

TOTAL ISRAEL		943,555
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna	28,651	292,527

MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	7,845	55,935

MEXICO — 0.0%
Energy — 0.0%
Borr Drilling	114,790	355,849

MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	20,732	1,279,165

Industrials — 0.0%
Costamare	20,534	250,925
Costamare Bulkers Holding *	4,203	54,387
Safe Bulkers	26,155	122,667
		427,979
TOTAL MONACO		1,707,144
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG	14,519	377,059
Seadrill *	29,264	923,572
SFL, Cl B	56,257	419,677
		1,720,308
Industrials — 0.0%
T1 Energy *	52,074	193,715

TOTAL NORWAY		1,914,023

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
PANAMA — 0.1%
Financials — 0.1%
Banco Latinoamericano de Comercio Exterior	13,301	$572,076

PUERTO RICO — 0.3%
Communication Services — 0.1%
Liberty Latin America, Cl A *	13,767	107,383
Liberty Latin America, Cl C *	59,084	467,354
		574,737
Financials — 0.2%
EVERTEC	29,982	853,588
First BanCorp	75,324	1,468,065
OFG Bancorp	20,784	803,509
		3,125,162
TOTAL PUERTO RICO		3,699,899
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	15,426	213,804

Information Technology — 0.1%
Kulicke & Soffa Industries	24,019	959,079

TOTAL SINGAPORE		1,172,883
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining PLC	7,693	216,327

SOUTH KOREA — 0.0%
Communication Services — 0.0%
Webtoon Entertainment *	8,264	144,868

SWEDEN — 0.1%
Financials — 0.1%
SiriusPoint *	47,744	868,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.3%
Consumer Discretionary — 0.1%
Garrett Motion	62,680	$1,061,799

Health Care — 0.2%
ADC Therapeutics *	33,553	149,646
CRISPR Therapeutics *(A)	38,550	2,466,815
		2,616,461
Industrials — 0.0%
Aebi Schmidt	17,375	193,731

TOTAL SWITZERLAND		3,871,991
THAILAND — 0.6%
Energy — 0.0%
BKV *	7,774	183,389

Information Technology — 0.6%
Fabrinet *	16,832	7,415,674

TOTAL THAILAND		7,599,063
UNITED KINGDOM — 0.3%
Consumer Discretionary — 0.1%
Genius Sports *	101,894	1,147,327

Financials — 0.1%
Fidelis Insurance Holdings	27,126	487,725
Marex Group PLC	25,073	760,966
		1,248,691
Health Care — 0.1%
Indivior PLC *	56,502	1,659,464

Industrials — 0.0%
Luxfer Holdings PLC	12,392	151,182

TOTAL UNITED KINGDOM		4,206,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 95.5%
Communication Services — 2.7%
Advantage Solutions *	44,460	$56,909
Altice USA, Cl A *	121,223	270,327
AMC Entertainment Holdings, Cl A *	202,726	525,060
AMC Networks, Cl A *	14,977	113,526
Angi, Cl A *	18,866	250,352
Anterix *	5,263	106,418
Arena Group Holdings *	6,057	33,737
Atlanta Braves Holdings, Cl A *	3,154	136,064
Atlanta Braves Holdings, Cl C *	21,514	876,050
ATN International	4,694	68,204
Bandwidth, Cl A *	12,681	204,798
Boston Omaha, Cl A *	10,092	128,370
Bumble, Cl A *	33,748	187,301
Cable One	2,407	357,560
Cargurus, Cl A *	38,346	1,346,711
Cars.com *	26,690	286,651
Cinemark Holdings	48,433	1,308,175
Cogent Communications Holdings	20,972	865,095
CuriosityStream	15,064	65,378
EchoStar, Cl A *	63,196	4,731,485
Emerald Holding	6,357	27,907
Entravision Communications, Cl A	28,846	59,711
Eventbrite, Cl A *	35,136	81,164
EverQuote, Cl A *	12,938	278,685
EW Scripps, Cl A *	29,092	70,694
fuboTV, Cl A *	154,939	585,669
Gaia, Cl A *	8,021	40,025
Gannett *	65,403	346,636
Getty Images Holdings *(A)	51,052	95,978
Globalstar *	23,368	1,271,453
Gogo *	35,827	326,026
Golden Matrix Group *	10,004	10,304
Gray Television	40,785	186,387
Ibotta, Cl A *	6,523	210,432
IDT, Cl B	7,545	382,230
iHeartMedia, Cl A *	54,829	162,842
IMAX *	20,403	662,893
Integral Ad Science Holding *	35,355	360,975

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
John Wiley & Sons, Cl A	19,180	$707,167
Lionsgate Studios Corp. *	95,444	613,705
Lumen Technologies *	444,445	4,568,895
Madison Square Garden Entertainment, Cl A *	18,469	815,591
Magnite *	65,222	1,166,169
Marcus	10,741	154,670
MediaAlpha, Cl A *	15,442	196,885
National CineMedia	29,736	131,433
Newsmax Inc *	5,142	51,420
Nextdoor Holdings *	97,664	190,445
Playstudios *	41,442	38,541
Playtika Holding	26,538	97,394
PubMatic, Cl A *	19,353	161,791
QuinStreet *	25,229	373,137
Reservoir Media *	9,498	72,185
Rumble *(A)	49,478	339,419
Scholastic	9,493	272,164
Shenandoah Telecommunications	23,543	290,050
Shutterstock	11,320	283,340
Sinclair	17,907	244,610
Sphere Entertainment *	12,945	886,474
Spok Holdings	9,446	134,983
Stagwell, Cl A *	53,512	254,182
Starz Entertainment Corp *	5,192	54,568
Teads Holding *	16,745	24,783
Techtarget *	13,437	73,769
TEGNA	74,942	1,474,109
Telephone and Data Systems	46,365	1,799,889
Thryv Holdings *	17,301	133,391
Travelzoo *	2,975	25,049
TripAdvisor *	54,206	870,548
TrueCar *	36,760	80,872
Uniti Group ‡ *	66,350	382,176
Vimeo *	68,983	538,067
Vivid Seats, Cl A *	1,526	18,938
WideOpenWest *	23,623	121,186
Yelp, Cl A *	28,806	950,022
Ziff Davis *	19,442	659,084

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ZipRecruiter, Cl A *	31,784	$147,796
		36,477,079
Consumer Discretionary — 8.4%
1-800-Flowers.com, Cl A *	10,247	36,889
Abercrombie & Fitch, Cl A *	21,965	1,593,561
Academy Sports & Outdoors	30,907	1,480,136
Accel Entertainment, Cl A *	25,087	255,637
Acushnet Holdings	12,854	994,000
Adient PLC *	39,213	909,349
Adtalem Global Education *	16,539	1,621,153
Advance Auto Parts	27,961	1,317,802
A-Mark Precious Metals	8,803	233,984
American Axle & Manufacturing Holdings *	53,637	332,549
American Eagle Outfitters	75,721	1,265,298
American Outdoor Brands *	5,733	39,386
American Public Education *	8,106	271,470
America’s Car-Mart *	3,470	77,173
Arhaus, Cl A *	23,736	237,835
Arko	35,636	156,977
Asbury Automotive Group *	9,160	2,148,936
Bally’s Corporation *	3,508	63,881
BARK *	43,124	39,148
Barnes & Noble Education *	7,518	68,639
Bassett Furniture Industries	3,827	56,448
Beazer Homes USA *	13,046	292,230
Bed Bath & Beyond *	25,439	196,135
Biglari Holdings, Cl B *	313	113,090
BJ’s Restaurants *	9,358	317,798
Bloomin’ Brands	38,946	266,001
Boot Barn Holdings *	14,330	2,717,684
Brightstar Lottary PLC	52,127	868,436
Brinker International *	20,635	2,242,199
Buckle	14,726	806,985
Build-A-Bear Workshop, Cl A	5,782	313,500
Caleres	15,316	169,089
Camping World Holdings, Cl A	27,942	367,717
Capri Holdings *	54,211	1,124,878
Carriage Services, Cl A	6,618	295,825

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Carter’s	16,585	$520,769
Cavco Industries *	3,564	1,888,207
Century Communities	12,152	721,829
Champion Homes *	26,701	1,821,809
Cheesecake Factory (A)	21,557	1,073,539
Citi Trends *	2,232	79,950
Clarus	13,926	46,513
Cooper-Standard Holdings *	7,887	238,345
Coursera *	64,285	541,280
Cracker Barrel Old Country Store (A)	10,302	347,177
Cricut, Cl A	21,342	113,326
Dana	61,679	1,252,084
Dave & Buster’s Entertainment *	12,608	185,211
Denny’s *	23,546	92,065
Designer Brands, Cl A	15,230	56,199
Dine Brands Global	7,083	175,092
Dorman Products *	12,855	1,724,241
Dream Finders Homes, Cl A *	13,998	277,160
Driven Brands Holdings *	27,820	399,217
El Pollo Loco Holdings *	12,275	125,450
Envela *	3,118	28,343
Escalade	4,684	53,913
Ethan Allen Interiors	10,772	260,359
European Wax Center, Cl A *	13,769	53,699
EVgo, Cl A *	59,242	243,485
Faraday Future Intelligent Electric *	41,917	57,845
Figs, Cl A *	41,215	307,464
First Watch Restaurant Group *	21,049	347,098
Flexsteel Industries	1,703	58,226
Fox Factory Holding *	19,496	431,057
Frontdoor *	34,669	2,303,062
Funko, Cl A *	16,383	51,115
Genesco *	4,594	133,272
Gentherm *	14,186	522,045
GigaCloud Technology, Cl A *	11,512	322,106
G-III Apparel Group *	18,004	483,407
Global Business Travel Group I *	43,797	344,244
Golden Entertainment	9,060	183,012
Goodyear Tire & Rubber *	121,682	838,389

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Graham Holdings, Cl B	1,495	$1,513,134
Green Brick Partners *	14,550	941,967
Group 1 Automotive	5,868	2,332,765
Groupon, Cl A *	11,593	233,367
Hamilton Beach Brands Holding, Cl A	3,440	48,401
Hanesbrands *	163,735	1,082,288
Haverty Furniture	6,331	138,079
Helen of Troy *	10,627	197,981
Hilton Grand Vacations *	26,872	1,113,844
Holley *	27,087	77,740
Hovnanian Enterprises, Cl A *	2,225	267,512
Inspired Entertainment *	11,579	87,421
Installed Building Products	10,923	2,711,416
J Jill	3,508	52,866
Jack in the Box	8,688	139,355
JAKKS Pacific	4,166	70,822
Johnson Outdoors, Cl A	2,499	101,784
KB Home	30,922	1,930,151
KinderCare Learning *	14,853	87,633
Kohl’s	50,822	826,874
Kontoor Brands	25,679	2,077,945
Krispy Kreme (A)	35,766	128,400
Kura Sushi USA, Cl A *	2,912	165,780
Lakeland Industries	4,266	70,218
Lands’ End *	5,454	85,846
Latham Group *	20,665	149,821
Laureate Education, Cl A *	59,962	1,740,697
La-Z-Boy, Cl Z	19,334	612,888
LCI Industries	11,475	1,187,548
Legacy Housing *	4,067	91,324
Leggett & Platt	62,137	580,360
LGI Homes *	9,644	393,572
Life Time Group Holdings *	63,258	1,564,370
Lincoln Educational Services *	13,802	268,035
Lindblad Expeditions Holdings *	17,538	211,508
Livewire Group *	17,140	93,927
Lovesac *	6,164	85,495
Luminar Technologies, Cl A *(A)	20,715	24,029
M/I Homes *	12,160	1,522,310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Malibu Boats, Cl A *	8,565	$238,707
Marine Products	4,289	36,242
MarineMax *	8,792	217,778
Marriott Vacations Worldwide	12,975	856,090
MasterCraft Boat Holdings *	7,552	151,493
Matthews International, Cl A	13,838	324,086
McGraw Hill Inc *	10,960	122,314
Meritage Homes	33,117	2,237,385
Mister Car Wash *	45,988	257,073
Monarch Casino & Resort	5,938	534,836
Monro	13,856	202,990
Motorcar Parts of America *	6,089	103,878
Movado Group	7,057	128,508
Nathan’s Famous	1,352	143,082
National Vision Holdings *	36,302	934,776
Nerdy *	26,806	26,535
ODP *	12,795	356,725
OneWater Marine, Cl A *	5,256	81,626
Outdoor Holding *	40,874	65,398
Oxford Industries	6,603	243,321
Papa John’s International	15,239	774,294
Patrick Industries	15,142	1,580,371
Peloton Interactive, Cl A *	175,759	1,276,010
Perdoceo Education	28,671	910,591
Petco Health & Wellness, Cl A *	36,391	115,723
Phinia	17,952	931,888
Polaris	24,844	1,642,188
Portillo’s, Cl A *	27,696	148,174
Pursuit Attractions and Hospitality *	9,843	349,230
RCI Hospitality Holdings	3,798	94,608
RealReal *	44,177	539,401
Red Rock Resorts, Cl A	22,752	1,212,909
Revolve Group, Cl A *	18,891	417,869
Rocky Brands	3,269	92,153
Rush Street Interactive *	41,342	701,160
Sabre *	168,208	343,985
Sally Beauty Holdings *	47,126	712,074
Savers Value Village *	17,928	165,117
Serve Robotics *	21,734	287,541

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shake Shack, Cl A *	18,114	$1,748,182
Shoe Carnival	8,410	154,155
Signet Jewelers	18,659	1,844,442
Six Flags Entertainment *	44,700	1,027,206
Sleep Number *	8,912	49,016
Smith & Wesson Brands	20,375	195,294
Solid Power *	70,740	444,247
Sonic Automotive, Cl A	6,972	442,931
Sonos *	54,809	941,071
Standard Motor Products	9,809	364,208
Steven Madden	33,442	1,134,018
Stitch Fix, Cl A *	49,820	208,746
Strategic Education	10,881	826,738
Strattec Security *	1,808	110,939
Stride *	19,900	1,353,996
Sturm Ruger	7,442	315,615
Superior Group	5,324	49,726
Sweetgreen, Cl A *	48,016	302,021
Target Hospitality *	15,151	116,511
Taylor Morrison Home, Cl A *	45,262	2,682,679
ThredUp, Cl A *	42,873	376,854
Tile Shop Holdings *	13,369	83,690
Topgolf Callaway Brands *	61,489	578,611
Torrid Holdings *	15,751	19,689
Traeger *	14,539	13,376
Tri Pointe Homes *	40,214	1,280,816
Udemy *	45,062	256,628
United Parks & Resorts *	12,648	612,163
Universal Technical Institute *	21,746	646,291
Upbound Group, Cl A	24,466	474,151
Urban Outfitters *	28,528	1,843,194
Victoria’s Secret *	32,271	1,137,553
Visteon	12,795	1,371,112
Warby Parker, Cl A *	45,769	896,615
Weyco Group	2,858	81,939
Winmark	1,387	559,197
Winnebago Industries	12,646	476,881
Wolverine World Wide	37,541	852,181
XPEL *	11,158	380,488

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Xponential Fitness, Cl A *	12,981	$87,232
Zspace *	767	728
Zumiez *	6,689	144,817
		113,046,971
Consumer Staples — 1.8%
Alico	2,477	87,215
Andersons	15,250	706,227
B&G Foods	35,779	143,116
Beauty Health *	53,989	77,204
Beyond Meat *	34,739	57,493
BRC, Cl A *	45,149	57,339
Calavo Growers	7,808	173,416
Cal-Maine Foods	21,392	1,878,218
Central Garden & Pet *	3,976	121,944
Central Garden & Pet, Cl A *	23,540	654,647
Chefs’ Warehouse *	16,986	1,002,174
Dole PLC	32,715	416,789
Edgewell Personal Care	21,127	409,653
Energizer Holdings	30,861	716,901
FitLife Brands *	1,738	33,231
Fresh Del Monte Produce	15,439	545,769
Grocery Outlet Holding *	44,138	600,718
Guardian Pharmacy Services, Cl A *	9,131	256,033
Hain Celestial Group *	41,965	48,679
Herbalife *	46,883	375,064
HF Foods Group *	18,612	40,202
Honest *	43,254	147,496
Ingles Markets, Cl A	6,823	471,469
Inter Parfums	8,540	761,341
Ispire Technology *	8,733	16,331
J & J Snack Foods	7,228	611,850
John B Sanfilippo & Son	3,665	230,089
Lifevantage	4,962	40,639
Lifeway Foods *	2,397	57,504
Limoneira	7,832	110,666
Mama’s Creations *	15,704	166,305
Medifast *	5,002	60,124
MGP Ingredients	6,536	158,171

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Mission Produce *	19,922	$229,501
National Beverage *	11,125	381,254
Natural Grocers by Vitamin Cottage	5,917	189,877
Nature’s Sunshine Products *	8,128	109,565
Nu Skin Enterprises, Cl A	22,827	244,705
Oil-Dri Corp of America	4,622	256,013
Olaplex Holdings *	65,140	67,746
PriceSmart	11,967	1,375,487
Seneca Foods, Cl A *	2,181	235,188
Simply Good Foods *	43,710	855,405
Spectrum Brands Holdings	11,106	598,391
The Marzetti Company	9,367	1,468,652
Tootsie Roll Industries	8,399	296,401
TreeHouse Foods *	23,422	426,280
Turning Point Brands	7,974	716,863
United Natural Foods *	27,926	1,051,414
Universal	11,268	571,062
USANA Health Sciences *	5,101	107,886
Utz Brands	33,573	353,524
Village Super Market, Cl A	4,215	132,225
Vita Coco *	20,510	844,602
Vital Farms *	16,139	530,166
Waldencast PLC, Cl A *	19,686	35,632
WD-40	6,349	1,233,484
Weis Markets	7,703	487,908
Westrock Coffee *	17,018	75,049
Zevia PBC, Cl A *	15,794	37,274
		24,145,571
Energy — 4.5%
Archrock	77,061	1,947,332
Atlas Energy Solutions, Cl A (A)	35,997	445,643
Berry	35,726	120,397
Bristow Group *	13,261	539,723
Cactus, Cl A	31,937	1,410,657
California Resources	31,567	1,489,015
Calumet *	32,118	628,228
Centrus Energy, Cl A *(A)	7,322	2,690,542
Clean Energy Fuels *	81,183	232,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
CNX Resources *	63,756	$2,146,027
Comstock Resources *	34,517	647,194
Core Laboratories	21,782	347,205
Core Natural Resources	24,298	1,919,542
Crescent Energy, Cl A	83,337	702,531
CVR Energy *	14,403	512,603
Delek US Holdings	27,809	1,050,068
DHT Holdings	59,380	788,566
Diversified Energy PLC	26,811	339,159
DMC Global *	9,055	72,983
Dorian LPG	17,233	497,172
Empire Petroleum *	6,891	20,742
Energy Fuels *	99,957	2,050,118
Energy Services of America	5,575	61,102
Epsilon Energy	9,050	43,440
Evolution Petroleum	14,451	63,295
Excelerate Energy, Cl A	10,757	278,714
Expro Group Holdings *	48,099	653,184
Flowco Holdings Inc	9,356	151,567
Forum Energy Technologies *	5,184	138,828
FutureFuel	11,777	46,284
Gevo *(A)	107,753	252,142
Granite Ridge Resources	25,068	132,359
Green Plains *	29,799	306,334
Gulfport Energy *	7,411	1,378,520
Hallador Energy *	14,381	311,061
Helix Energy Solutions Group *	64,520	433,574
Helmerich & Payne	45,029	1,182,462
HighPeak Energy (A)	8,528	56,711
Infinity Natural Resources Inc, Cl A *	7,148	82,059
Innovex International *	17,978	360,818
International Seaways	18,745	960,306
Kinetik Holdings, Cl A (A)	20,646	795,077
Kodiak Gas Services	31,385	1,157,479
Liberty Energy, Cl A	73,585	1,332,624
Lightbridge *	9,870	264,812
Magnolia Oil & Gas, Cl A	86,815	1,949,865
Mammoth Energy Services *	12,002	24,484
Murphy Oil	62,974	1,782,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Nabors Industries *	7,080	$343,522
NACCO Industries, Cl A	1,841	77,838
National Energy Services Reunited *	28,240	356,389
Natural Gas Services Group	4,705	130,987
Navigator Holdings	15,161	249,247
New Fortress Energy, Cl A *(A)	78,440	101,188
NextDecade *	62,038	367,885
Nextnrg *	8,053	16,025
Noble PLC	58,837	1,726,866
Nordic American Tankers	95,104	349,983
Northern Oil & Gas	45,182	999,878
Oceaneering International *	43,792	1,019,916
Oil States International *	27,270	162,802
OPAL Fuels, Cl A *	9,785	23,582
Par Pacific Holdings *	23,603	943,648
Patterson-UTI Energy	164,567	1,031,835
PBF Energy, Cl A	39,049	1,334,304
Peabody Energy	57,008	1,563,159
Prairie Operating *	10,057	20,617
PrimeEnergy Resources *	157	21,233
ProFrac Holding, Cl A *	5,741	31,403
ProPetro Holding *	37,146	385,576
Ranger Energy Services, Cl A	9,383	128,922
REX American Resources *	13,805	442,174
Riley Exploration Permian	6,264	162,989
RPC	41,450	215,540
Sable Offshore *	35,282	369,050
SandRidge Energy	16,860	200,803
SEACOR Marine Holdings *	9,689	61,622
Select Water Solutions, Cl A	43,464	502,444
SM Energy	53,170	1,110,721
Solaris Oilfield Infrastructure, Cl A	16,983	904,005
Summit Midstream *	4,396	96,360
Talos Energy *	56,073	550,076
TETRA Technologies *	59,173	417,761
Tidewater *	22,932	1,160,130
Transocean *	396,246	1,521,585
Uranium Energy *	198,296	3,000,219
VAALCO Energy	48,018	188,711

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Valaris *	29,683	$1,665,810
Verde Clean Fuels *	2,042	6,779
Vital Energy *	13,822	217,144
Vitesse Energy	13,675	297,431
W&T Offshore	46,022	96,646
World Kinect	25,740	665,379
XCF Global Inc, Cl A *	16,477	14,525
		60,051,604
Financials — 16.2%
1st Source	8,597	511,006
Abacus Life *	18,859	94,672
Acacia Research *	15,970	55,416
Acadian Asset Management	12,464	599,518
ACNB	4,789	216,367
ACRES Commercial Realty REIT ‡ *	2,870	60,270
Adamas Trust ‡	39,440	263,065
Advanced Flower Capital ‡	8,485	27,576
AG Mortgage Investment Trust ‡	13,192	94,191
Alerus Financial	10,976	231,813
AlTi Global *	20,107	79,222
Amalgamated Financial	10,862	296,098
Ambac Financial Group *	20,150	165,431
Amerant Bancorp, Cl A	17,225	288,863
American Coastal Insurance, Cl C	11,415	135,154
American Integrity Insurance *	3,743	89,196
Ameris Bancorp	30,827	2,207,830
AMERISAFE	8,799	352,664
Ames National	4,125	86,047
Angel Oak Mortgage REIT ‡	5,831	52,887
Apollo Commercial Real Estate Finance ‡	65,080	637,133
Arbor Realty Trust ‡	88,903	897,031
Ares Commercial Real Estate ‡	24,942	111,241
ARMOUR Residential REIT ‡	51,741	839,239
Arrow Financial	7,652	213,414
Artisan Partners Asset Management, Cl A	29,165	1,273,344
Aspen Insurance Holdings *	7,205	264,784
Associated Banc-Corp	77,532	1,920,468
Ategrity Specialty Holdings *	2,931	56,949

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Atlantic Union Bankshares	66,441	$2,160,661
Atlanticus Holdings *	2,490	137,224
Axos Financial *	25,343	1,976,247
Bakkt Holdings, Cl A *	5,170	143,054
Baldwin Insurance Group, Cl A *	32,753	723,841
Banc of California	59,809	1,014,959
BancFirst	9,727	1,058,881
Bancorp *	21,233	1,388,001
Bank First	4,214	514,614
Bank of Hawaii	18,345	1,191,141
Bank of Marin Bancorp	6,782	174,636
Bank7	1,975	81,982
BankFinancial	5,247	57,979
BankUnited	35,163	1,409,333
Bankwell Financial Group	3,278	142,101
Banner	15,869	958,329
Bar Harbor Bankshares	6,991	205,046
BayCom	4,792	130,630
BCB Bancorp	7,349	58,351
Beacon Financial	38,827	945,049
Better Home & Finance Holding *	2,406	176,143
BGC Group, Cl A	168,922	1,543,947
Blackstone Mortgage Trust, Cl A ‡	75,798	1,400,747
Blue Foundry Bancorp *	8,725	71,894
Blue Ridge Bankshares *	31,501	141,124
Bowhead Specialty Holdings *	7,324	175,483
Bread Financial Holdings	21,751	1,362,700
Bridgewater Bancshares *	9,604	158,082
BrightSpire Capital ‡	59,822	308,682
Burford Capital	93,731	932,623
Burke & Herbert Financial Services	6,268	368,934
Business First Bancshares	13,210	323,909
BV Financial *	3,914	63,798
Byline Bancorp	14,552	389,120
C&F Financial	1,442	98,647
Cadence Bank	87,009	3,283,720
California Bancorp *	10,423	192,721
Camden National	7,774	296,578
Cannae Holdings	26,829	479,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cantaloupe *	27,329	$288,594
Capital Bancorp	5,389	149,787
Capital City Bank Group	6,475	251,878
Capitol Federal Financial	57,106	344,920
Carter Bankshares *	10,688	182,551
Cass Information Systems	5,615	221,961
Cathay General Bancorp	31,399	1,427,085
CB Financial Services	2,127	68,851
Central Pacific Financial	12,311	350,987
CF Bankshares	1,851	42,943
Chain Bridge Bancorp, Cl A *	989	29,314
Chemung Financial	1,941	98,350
Chicago Atlantic Real Estate Finance ‡	8,452	108,693
Chimera Investment ‡	37,085	473,205
ChoiceOne Financial Services	6,636	190,055
Citizens, Cl A *	21,062	117,315
Citizens & Northern	6,943	134,416
Citizens Community Bancorp	4,506	70,519
Citizens Financial Services	2,120	116,155
City Holding	6,559	773,175
Civista Bancshares	8,874	191,057
Claros Mortgage Trust ‡	42,798	136,954
CNB Financial	12,990	319,554
CNO Financial Group	44,832	1,794,177
Coastal Financial *	6,002	639,213
CoastalSouth Bancshares *	2,162	46,007
Cohen & Steers	12,918	882,558
Colony Bankcorp	7,900	126,321
Columbia Financial *	12,611	186,012
Community Financial System	24,673	1,368,858
Community Trust Bancorp	7,400	378,843
Community West Bancshares	7,767	164,505
Compass Diversified Holdings	31,175	198,897
ConnectOne Bancorp	22,125	532,328
Consumer Portfolio Services *	4,381	36,800
Crawford, Cl A	7,737	83,792
Customers Bancorp *	13,783	925,115
CVB Financial	61,594	1,131,482
Dave *	4,317	1,033,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Diamond Hill Investment Group	1,177	$151,068
DigitalBridge Group	79,841	944,519
Dime Community Bancshares	18,537	486,596
Donegal Group, Cl A	7,737	145,069
Donnelley Financial Solutions *	12,400	569,780
Dynex Capital ‡	60,584	802,132
Eagle Bancorp	13,148	220,229
Eagle Bancorp Montana	3,429	55,653
Eagle Financial Services	2,130	77,127
Eastern Bankshares	91,621	1,606,116
ECB Bancorp *	3,601	57,724
eHealth *	13,557	70,361
Ellington Financial ‡	43,013	572,933
Employers Holdings	11,242	428,657
Enact Holdings	13,492	481,934
Encore Capital Group *	10,633	442,120
Enova International *	11,237	1,343,608
Enterprise Financial Services	17,084	894,689
Equity Bancshares, Cl A	6,545	265,138
Esquire Financial Holdings	3,314	310,853
Essent Group	45,445	2,752,604
F&G Annuities & Life	9,873	292,734
Farmers & Merchants Bancorp	5,884	140,628
Farmers National Banc	16,933	219,790
FB Bancorp *	8,416	102,002
FB Financial	19,315	1,043,203
Federal Agricultural Mortgage, Cl C	4,346	689,449
Fidelity D&D Bancorp	2,209	96,489
Finance of America, Cl A *	2,053	45,166
Financial Institutions	9,260	263,262
Finward Bancorp	1,628	57,224
Finwise Bancorp *	4,120	79,063
First Bancorp	18,814	913,232
First Bancorp	5,002	124,000
First Bank	10,078	157,418
First Busey	39,894	892,030
First Business Financial Services	3,705	187,510
First Capital	1,537	66,168
First Commonwealth Financial	48,628	743,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Community	3,425	$91,824
First Community Bankshares	7,241	234,174
First Financial	5,311	283,183
First Financial Bancorp	44,425	1,039,989
First Financial Bankshares	62,682	1,936,247
First Foundation *	29,437	160,137
First Internet Bancorp	3,633	64,449
First Interstate BancSystem, Cl A	41,679	1,302,469
First Merchants	27,191	964,737
First Mid Bancshares	10,091	360,551
First National	3,651	82,221
First Savings Financial Group	2,605	77,108
First United	2,843	98,169
First Western Financial *	3,838	88,619
FirstCash Holdings	18,455	2,925,118
Firstsun Capital Bancorp *	5,842	198,862
Five Star Bancorp	7,230	256,737
Flagstar Bank	141,564	1,616,661
Flushing Financial	14,955	204,435
Flywire *	54,620	727,538
Forge Global Holdings *	4,652	102,065
Franklin BSP Realty Trust ‡	37,962	384,935
Franklin Financial Services	1,941	87,927
FS Bancorp	3,025	117,037
Fulton Financial	85,053	1,477,371
FVCBankcorp	7,145	87,312
GBank Financial Holdings *	4,174	151,391
GCM Grosvenor	22,854	263,050
Genworth Financial, Cl A *	191,899	1,619,628
German American Bancorp	16,890	650,941
Glacier Bancorp	59,817	2,443,524
GoHealth, Cl A *	2,109	8,352
Goosehead Insurance, Cl A	11,238	771,713
Great Southern Bancorp	3,948	219,904
Green Dot, Cl A *	24,854	288,555
Greene County Bancorp	3,272	71,820
Greenlight Capital Re, Cl A *	12,269	148,700
HA Sustainable Infrastructure Capital	55,872	1,548,213
Hancock Whitney	40,133	2,291,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hanmi Financial	13,908	$367,171
Hanover Bancorp	2,206	45,686
HarborOne Bancorp	17,735	214,594
Hawthorn Bancshares	2,740	82,775
HBT Financial	5,349	130,462
HCI Group	4,799	979,044
Heritage Commerce	27,786	288,974
Heritage Financial	15,841	351,512
Heritage Insurance Holdings *	10,569	249,745
Hilltop Holdings	20,807	672,066
Hingham Institution For Savings (A)	783	230,406
Hippo Holdings *	8,292	304,980
Home Bancorp	3,164	168,167
Home BancShares	87,775	2,344,470
HomeTrust Bancshares	7,445	292,663
Hope Bancorp	57,644	604,686
Horace Mann Educators	18,999	849,445
Horizon Bancorp	20,135	314,106
Independent Bank	22,706	1,527,887
Independent Bank	9,262	279,898
International Bancshares	25,403	1,686,251
International Money Express *	12,811	190,756
Invesco Mortgage Capital ‡	31,041	233,739
Investar Holding	4,188	99,507
Investors Title	662	171,187
Jackson Financial, Cl A	33,405	3,367,558
James River Group Holdings	17,426	88,873
Jefferson Capital Inc	5,425	102,424
John Marshall Bancorp	5,901	112,709
Kearny Financial	26,525	169,495
Kingstone	5,195	75,743
KKR Real Estate Finance Trust ‡	26,484	215,580
Ladder Capital ‡	53,210	562,430
Lakeland Financial	11,705	667,770
Landmark Bancorp	2,108	54,155
LCNB	6,281	96,476
Lemonade *	25,927	1,557,694
LendingClub *	52,750	917,323
LendingTree *	5,209	333,376

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
LINKBANCORP	10,041	$70,588
Live Oak Bancshares	16,475	513,032
loanDepot, Cl A *	38,061	114,944
Lument Finance Trust ‡	21,232	33,122
MainStreet Bancshares	3,352	62,180
MarketWise	959	16,284
Marqeta, Cl A *	179,174	811,658
MBIA *	21,346	145,793
Mechanics Bancorp, Cl A *	8,432	112,904
Medallion Financial	7,663	75,327
Mercantile Bank	7,361	322,780
Merchants Bancorp	12,032	375,278
Mercury General	12,538	969,187
Meridian	4,284	61,218
Metrocity Bankshares	9,142	234,127
Metropolitan Bank Holding	4,258	282,178
MFA Financial ‡	47,781	429,551
Mid Penn Bancorp	9,104	259,009
Middlefield Banc	3,377	110,090
Midland States Bancorp	9,679	141,701
MidWestOne Financial Group	7,677	283,972
Moelis, Cl A	34,630	2,193,118
MVB Financial	5,340	136,597
National Bank Holdings, Cl A	17,664	629,898
National Bankshares	2,931	83,915
Navient	32,158	393,292
NB Bancorp	16,240	293,457
NBT Bancorp	23,853	965,331
NCR Atleos *	34,132	1,259,471
Nelnet, Cl A	6,002	774,558
NerdWallet, Cl A *	19,183	223,866
NewtekOne	11,490	119,496
Nexpoint Real Estate Finance ‡	3,577	46,644
NI Holdings *	3,245	42,834
Nicolet Bankshares	6,301	744,400
NMI Holdings, Cl A *	36,409	1,326,380
Northeast Bank	3,659	315,699
Northeast Community Bancorp	5,730	112,537
Northfield Bancorp	17,072	174,476

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Northpointe Bancshares	4,948	$78,426
Northrim BanCorp	10,122	222,482
Northwest Bancshares	67,641	792,076
Norwood Financial	3,990	106,174
Oak Valley Bancorp	3,167	86,396
OceanFirst Financial	26,631	484,152
Ohio Valley Banc	1,760	61,600
Old National Bancorp	163,217	3,334,523
Old Second Bancorp	23,371	419,509
Onity Group *	3,068	114,958
OP Bancorp	5,557	74,186
Open Lending, Cl A *	47,526	90,299
Oportun Financial *	18,289	97,480
OppFi	11,318	110,351
Orange County Bancorp	5,454	133,350
Orchid Island Capital, Cl A ‡	59,402	429,476
Origin Bancorp	13,797	478,204
Orrstown Financial Services	8,659	288,172
Oscar Health, Cl A *	90,433	1,627,794
P10, Cl A	27,081	275,143
Palomar Holdings *	12,287	1,400,841
Park National	6,910	1,051,633
Parke Bancorp	4,561	98,563
Pathward Financial	11,083	754,309
Patriot National Bancorp *	23,595	28,078
Payoneer Global *	129,751	751,258
Paysafe *	15,059	165,800
Paysign *	16,004	82,661
PCB Bancorp	5,081	107,057
Peapack-Gladstone Financial	7,418	187,675
PennyMac Financial Services	13,627	1,714,413
PennyMac Mortgage Investment Trust ‡	40,644	489,354
Peoples Bancorp	16,253	464,836
Peoples Bancorp of North Carolina	1,949	57,359
Peoples Financial Services	4,316	192,235
Perella Weinberg Partners, Cl A	28,962	541,010
Pioneer Bancorp *	5,294	69,563
Piper Sandler	8,152	2,602,608
PJT Partners, Cl A	10,712	1,725,810

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Plumas Bancorp	2,884	$118,359
Ponce Financial Group *	9,167	129,346
PRA Group *	18,304	250,948
Preferred Bank	5,443	491,231
Primis Financial	10,390	113,095
Princeton Bancorp	2,421	75,245
Priority Technology Holdings *	11,379	79,198
ProAssurance *	23,722	568,142
PROG Holdings	18,316	529,882
Provident Bancorp *	7,405	94,414
Provident Financial Services	60,008	1,097,546
QCR Holdings	7,711	573,621
Radian Group	63,182	2,144,397
RBB Bancorp	7,838	146,022
Ready Capital ‡	77,288	226,454
Red River Bancshares	2,207	145,794
Redwood Trust ‡	61,656	327,393
Regional Management	4,237	166,726
Remitly Global *	77,794	1,247,816
Renasant	43,940	1,477,702
Repay Holdings, Cl A *	36,092	154,835
Republic Bancorp, Cl A	3,907	257,471
Rhinebeck Bancorp *	2,096	20,939
Richmond Mutual BanCorp	4,239	56,506
Rithm Property Trust ‡	18,216	48,637
Riverview Bancorp	9,442	48,910
Root, Cl A *	5,333	429,413
S&T Bancorp	17,823	653,035
Safety Insurance Group	6,874	472,450
SB Financial Group	2,803	54,827
Seacoast Banking Corp of Florida	39,633	1,200,880
Security National Financial, Cl A *	7,218	57,527
Selective Insurance Group	28,330	2,134,382
Selectquote *	63,720	132,538
ServisFirst Bancshares	24,035	1,688,939
Seven Hills Realty Trust ‡	6,866	64,952
Sezzle *	7,405	485,398
Shore Bancshares	14,283	222,958
Siebert Financial *	6,477	18,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sierra Bancorp	5,734	$165,025
Silvercrest Asset Management Group, Cl A	3,760	53,166
Simmons First National, Cl A	66,043	1,147,827
Skyward Specialty Insurance Group *	16,652	759,165
Slide Insurance Holdings Inc *	12,487	199,667
SmartFinancial	6,774	236,887
Sound Financial Bancorp	990	44,194
South Plains Financial	5,966	217,759
Southern First Bancshares *	3,631	159,183
Southern Missouri Bancorp	4,512	236,609
Southside Bancshares	13,414	377,202
SR Bancorp	3,688	54,287
Stellar Bancorp	21,918	645,047
StepStone Group, Cl A	32,496	1,978,356
Stewart Information Services	12,946	883,823
Stock Yards Bancorp	12,258	797,015
StoneX Group *	21,395	1,966,628
Sunrise Realty Trust ‡	4,707	46,505
SWK Holdings	1,410	22,828
TeraWulf *	132,171	2,048,651
Texas Capital Bancshares *	21,196	1,777,073
Third Coast Bancshares *	5,970	219,398
Timberland Bancorp	3,482	111,842
Tiptree	10,873	192,561
Tompkins Financial	6,289	399,100
Towne Bank	34,217	1,112,395
TPG RE Finance Trust ‡	31,501	272,484
TriCo Bancshares	14,109	624,041
Triumph Financial *	10,580	576,187
Trupanion *	17,275	690,827
TrustCo Bank NY	8,644	325,965
Trustmark	26,461	984,878
Two Harbors Investment ‡	48,640	472,781
UMB Financial	33,856	3,618,529
Union Bankshares	1,741	39,730
United Bankshares	65,971	2,361,102
United Community Banks	57,056	1,666,035
United Fire Group	9,752	294,803
United Security Bancshares	6,509	59,655

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unity Bancorp	3,415	$155,075
Universal Insurance Holdings	11,793	363,460
Univest Financial	13,430	394,305
Upstart Holdings *	39,220	1,863,734
USCB Financial Holdings	4,970	85,782
Valley National Bancorp	226,021	2,456,848
Value Line	363	13,308
Velocity Financial *	4,434	82,561
Victory Capital Holdings, Cl A	20,625	1,284,319
Virginia National Bankshares	2,212	87,993
Virtus Investment Partners	3,058	497,904
Vroom *	493	11,620
WaFd	36,724	1,066,098
Walker & Dunlop	15,359	1,227,491
Washington Trust Bancorp	8,925	243,117
Waterstone Financial	7,130	109,089
WesBanco	44,119	1,327,982
West BanCorp	7,006	149,018
Westamerica BanCorp	11,490	547,498
Western New England Bancorp	8,400	95,508
Westwood Holdings Group	3,560	59,630
WisdomTree	55,935	668,983
World Acceptance *	1,220	155,513
WSFS Financial	26,083	1,358,663
		216,620,662
Health Care — 16.5%
10X Genomics, Cl A *	49,800	679,272
4D Molecular Therapeutics *	18,611	214,027
Aardvark Therapeutics *(A)	2,599	27,783
Abeona Therapeutics *	20,588	99,028
Absci *	61,415	262,856
ACADIA Pharmaceuticals *	57,959	1,315,669
Accuray *	47,426	66,871
Aclaris Therapeutics *	40,108	101,072
Actuate Therapeutics *	2,697	17,962
AdaptHealth, Cl A *	47,237	424,661
Adaptive Biotechnologies *	69,590	1,208,082
Addus HomeCare *	8,456	988,422

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ADMA Biologics *	107,971	$1,671,391
agilon health *	143,115	113,991
Agios Pharmaceuticals *	26,301	1,137,255
AirSculpt Technologies *(A)	7,757	80,750
Akebia Therapeutics *	116,416	257,279
Akero Therapeutics *	32,542	1,763,776
Aldeyra Therapeutics *	25,129	127,404
Alector *	32,290	47,466
Alignment Healthcare *	68,082	1,147,863
Alkermes PLC *	75,553	2,319,477
Allogene Therapeutics *	71,550	88,722
Alpha Teknova *	4,921	25,835
Alphatec Holdings *	54,024	1,025,916
Altimmune *	38,054	154,119
Alumis *	26,104	123,994
Amicus Therapeutics *	129,681	1,171,019
AMN Healthcare Services *	17,772	349,931
Amneal Pharmaceuticals *	69,918	756,513
Amphastar Pharmaceuticals *	17,205	438,728
Amylyx Pharmaceuticals *	32,160	447,989
AnaptysBio *	9,037	330,573
Anavex Life Sciences *(A)	38,928	310,256
AngioDynamics *	18,082	217,526
ANI Pharmaceuticals *	8,466	767,020
Anika Therapeutics *	5,828	56,823
Annexon *	44,394	140,285
Anteris Technologies Global *	15,857	71,198
Apogee Therapeutics *	15,252	863,111
Aquestive Therapeutics *	40,070	273,277
Arbutus Biopharma *	70,154	331,828
Arcellx *	15,939	1,438,495
Arcturus Therapeutics Holdings *	11,729	116,938
Arcus Biosciences *	32,097	632,953
Arcutis Biotherapeutics *	49,879	1,262,437
Ardelyx *	109,889	665,927
Ardent Health Partners *	10,752	156,549
ArriVent Biopharma *(A)	11,533	216,013
Arrowhead Pharmaceuticals *	56,190	2,381,894
ARS Pharmaceuticals *	27,338	244,948

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Artivion *	17,757	$805,635
Arvinas *	30,418	308,439
Astrana Health *	19,010	593,302
Astria Therapeutics *	17,137	216,440
Atea Pharmaceuticals *	36,155	117,504
Atlantic International *	4,334	12,005
AtriCure *	22,532	778,481
aTyr Pharma *	40,943	35,457
Aura Biosciences *	20,508	125,714
Avadel Pharmaceuticals *	41,603	785,881
Avanos Medical *	20,775	230,810
Aveanna Healthcare Holdings *	22,813	206,458
Avidity Biosciences *	47,487	3,316,967
Avita Medical *	5,691	22,024
Axogen *	20,441	454,199
Axsome Therapeutics *	18,854	2,545,101
Azenta *	19,017	574,313
Beam Therapeutics *	44,525	1,113,570
Beta Bionics Inc *	17,765	483,563
Bicara Therapeutics *	15,852	257,595
BioAge Labs *	11,192	84,723
BioCryst Pharmaceuticals *	97,544	714,022
Biohaven *	42,125	724,550
BioLife Solutions *	17,673	492,547
Biote, Cl A *	13,588	38,998
Bioventus, Cl A *	21,375	140,006
Bridgebio Pharma *	72,830	4,562,071
BrightSpring Health Services *	49,875	1,648,369
Brookdale Senior Living *	106,915	991,102
Butterfly Network *	89,050	239,545
Candel Therapeutics *(A)	19,560	105,233
Capricor Therapeutics *(A)	18,036	117,414
Capsovision Inc *	2,663	12,995
Cardiff Oncology *(A)	28,938	68,004
CareDx *	25,269	379,035
Carlsmed Inc *	3,166	40,810
Cartesian Therapeutics *(A)	4,904	40,066
Castle Biosciences *	13,184	336,192
Catalyst Pharmaceuticals *	53,918	1,146,836

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Celcuity *	13,745	$1,060,564
Celldex Therapeutics *	30,500	815,265
Ceribell *	11,549	131,659
Cerus *	85,630	125,876
CG oncology *	26,027	1,126,188
Cidara Therapeutics *	7,200	786,528
Claritev *	3,541	230,519
ClearPoint Neuro *	12,204	283,377
Clover Health Investments, Cl A *	188,041	663,785
Codexis *	37,954	89,951
Cogent Biosciences *	60,543	986,851
Coherus Biosciences *(A)	49,540	83,227
Collegium Pharmaceutical *	14,928	537,408
Community Health Systems *	60,223	233,665
Compass Therapeutics *	46,428	173,641
Concentra Group Holdings Parent	54,422	1,084,086
CONMED	14,506	638,264
CorMedix *	32,649	363,383
CorVel *	13,566	1,003,206
Corvus Pharmaceuticals *	27,665	222,427
Crinetics Pharmaceuticals *	42,105	1,831,568
Cross Country Healthcare *	14,520	178,015
CryoPort *	22,651	209,295
Cullinan Therapeutics *	23,652	204,826
CVRx *	7,602	77,464
Cytek Biosciences *	54,505	212,570
Cytokinetics *	54,400	3,459,296
Day One Biopharmaceuticals *	33,369	248,265
Definitive Healthcare, Cl A *	16,724	46,325
Delcath Systems *	13,804	135,693
Denali Therapeutics *	61,663	1,003,874
Design Therapeutics *	11,130	74,571
DiaMedica Therapeutics *	14,823	104,650
Dianthus Therapeutics *	7,660	267,947
Disc Medicine, Cl A *	10,767	928,331
DocGo *	42,972	46,839
Dynavax Technologies *	48,070	493,198
Dyne Therapeutics *	50,861	1,148,441
Edgewise Therapeutics *	31,432	574,577

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Editas Medicine, Cl A *	39,124	$120,502
Electromed *	3,132	75,356
Eledon Pharmaceuticals *	26,052	112,545
Embecta	27,139	362,034
Emergent BioSolutions *	25,004	312,050
Enanta Pharmaceuticals *	9,350	102,476
Enhabit *	22,982	186,844
Enliven Therapeutics *	19,489	456,432
Enovis *	26,625	831,765
Ensign Group	26,175	4,714,118
Entrada Therapeutics *	13,171	91,538
Erasca *	80,476	194,752
Esperion Therapeutics *	92,527	274,805
Eton Pharmaceuticals *	11,885	214,049
Evolent Health, Cl A *	54,410	362,915
Evolus *	27,378	176,862
EyePoint Pharmaceuticals *	27,331	357,763
Fate Therapeutics *	50,939	68,768
Foghorn Therapeutics *	15,455	68,157
Fortrea Holdings *	42,547	445,042
Fulcrum Therapeutics *	20,104	175,910
Fulgent Genetics *	9,658	216,822
GeneDx Holdings, Cl A *	8,738	1,196,320
Geron *	253,253	319,099
Ginkgo Bioworks Holdings *(A)	18,018	234,054
Glaukos *	26,046	2,293,871
Gossamer Bio *	87,730	214,939
GRAIL *	14,469	1,330,135
Greenwich Lifesciences *(A)	2,990	27,538
Guardant Health *	55,626	5,174,331
Gyre Therapeutics *	4,224	32,736
Haemonetics *	22,451	1,122,775
Harmony Biosciences Holdings *	20,375	582,114
Harrow *	14,706	555,446
Health Catalyst *	31,896	103,024
HealthEquity *	39,764	3,760,879
HealthStream	11,362	279,505
Heron Therapeutics *	72,217	83,772
Hims & Hers Health *	88,800	4,036,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Humacyte *(A)	58,106	$97,037
ICU Medical *	11,259	1,352,093
Ideaya Biosciences *	37,404	1,191,691
ImmunityBio *	106,645	255,948
Immunome *	35,939	577,540
Immunovant *	31,818	785,268
Inhibikase Therapeutics *	28,103	41,311
Inhibrx Biosciences *	4,219	344,524
Inmune Bio *	9,708	17,766
Innovage Holding *	9,498	42,646
Innoviva *	29,320	533,624
Inogen *	11,106	91,513
Integer Holdings *	16,067	1,037,446
Integra LifeSciences Holdings *	31,108	373,607
Intellia Therapeutics *	46,231	583,435
Iovance Biotherapeutics *	120,844	238,063
iRadimed	3,796	291,571
iRhythm Technologies *	14,858	2,782,903
Ironwood Pharmaceuticals *	73,357	140,845
Jade Biosciences	15,039	147,382
Janux Therapeutics *	18,332	526,312
Joint *	6,609	52,145
Journey Medical *	5,639	45,789
KalVista Pharmaceuticals *	17,628	192,321
Keros Therapeutics *	15,651	238,208
Kestra Medical Technologies *	6,092	166,799
Kodiak Sciences *	15,241	276,243
Korro Bio *	3,072	125,676
KORU Medical Systems *	20,077	79,505
Krystal Biotech *	11,541	2,279,463
Kura Oncology *	37,547	385,608
Kymera Therapeutics *	23,483	1,452,189
Lantheus Holdings *	31,766	1,832,581
Larimar Therapeutics *	21,955	85,405
LeMaitre Vascular	9,718	841,676
LENSAR *	4,403	54,157
LENZ Therapeutics *	7,515	223,346
Lexeo Therapeutics *	11,509	115,205
Lifecore Biomedical *	12,603	90,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
LifeMD *	17,293	$102,202
LifeStance Health Group *	61,430	301,007
Ligand Pharmaceuticals *	8,877	1,698,259
Liquidia *	29,917	728,778
LivaNova PLC *	25,390	1,336,276
Lucid Diagnostics *	32,031	38,758
Madrigal Pharmaceuticals *	8,658	3,626,836
MannKind *	140,998	788,179
Maravai LifeSciences Holdings, Cl A *	51,037	160,256
MaxCyte *	47,720	73,489
Maze Therapeutics Inc *	9,127	300,370
MBX Biosciences *	7,155	157,124
MeiraGTx Holdings PLC *	19,406	176,206
Merit Medical Systems *	27,249	2,385,377
Mesa Laboratories	2,436	175,124
Metsera Inc *	24,863	1,567,364
MiMedx Group *	54,871	419,763
Mind Medicine MindMed *	34,912	495,750
Mineralys Therapeutics *	18,187	743,121
Mirum Pharmaceuticals *	18,805	1,366,183
Monopar Therapeutics *	1,636	140,958
Monte Rosa Therapeutics *	21,727	279,192
Myomo *	15,123	14,004
Myriad Genetics *	42,225	339,489
National HealthCare	5,911	706,010
National Research	5,930	79,225
Neogen *	101,848	628,402
NeoGenomics *	60,072	586,903
Neurogene *	4,646	159,172
Neuronetics *	16,808	44,541
NeuroPace *	11,137	110,702
Niagen Bioscience *	24,075	181,526
Nkarta *	19,861	41,907
Novavax *(A)	69,720	585,648
Novocure *	47,317	606,131
Nurix Therapeutics *	34,947	452,214
Nutex Health *(A)	1,590	195,665
Nuvalent, Cl A *	20,006	1,986,996
Nuvation Bio *	116,235	606,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Nuvectis Pharma *	6,045	$40,562
Ocular Therapeutix *	81,035	944,868
Olema Pharmaceuticals *	27,729	248,729
Omada Health Inc *	4,296	105,553
Omeros *(A)	30,340	222,392
OmniAb *	43,665	67,681
Omnicell *	21,709	728,771
Oncology Institute *	27,898	124,425
OPKO Health *	190,700	259,352
OptimizeRx *	7,265	148,860
Option Care Health *	76,754	1,997,907
OraSure Technologies *	34,858	95,511
Organogenesis Holdings, Cl A *	31,348	133,229
ORIC Pharmaceuticals *	26,898	353,978
Orthofix Medical *	17,990	277,766
OrthoPediatrics *	7,852	132,228
Oruka Therapeutics *	12,665	356,773
Outset Medical *	7,696	100,972
Owens & Minor *	34,958	138,783
Pacific Biosciences of California *	128,033	299,597
Pacira BioSciences *	21,429	458,152
PACS Group *	20,431	246,806
Palvella Therapeutics *	3,188	254,530
Pediatrix Medical Group *	39,764	674,795
Pennant Group *	15,706	388,409
Personalis *	23,251	224,140
Perspective Therapeutics *	28,126	76,784
Phathom Pharmaceuticals *	19,659	266,379
Phibro Animal Health, Cl A	9,526	400,664
Phreesia *	26,655	603,469
Praxis Precision Medicines *	9,619	1,911,872
Precigen *(A)	69,324	287,001
Premier, Cl A	38,423	1,080,455
Prestige Consumer Healthcare *	23,055	1,397,133
Prime Medicine *	35,142	173,601
Privia Health Group *	53,581	1,302,018
PROCEPT BioRobotics *	24,473	832,816
Pro-Dex *	977	35,406
Progyny *	34,978	654,438

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Protagonist Therapeutics *	27,119	$2,132,096
Protalix BioTherapeutics *	32,414	76,821
Protara Therapeutics *	14,929	77,332
PTC Therapeutics *	36,195	2,472,480
Pulmonx *	18,417	36,834
Pulse Biosciences *(A)	8,141	137,827
Puma Biotechnology *	19,641	100,169
Quanterix *	19,207	102,565
Quantum-Si *	73,355	157,713
QuidelOrtho *	31,583	852,425
RadNet *	31,810	2,417,242
Rapport Therapeutics *	8,177	236,561
Recursion Pharmaceuticals, Cl A *	170,804	942,838
REGENXBIO *	21,696	277,058
Relay Therapeutics *	61,365	438,146
Replimune Group, Cl Rights *	32,303	314,308
Rezolute *	35,849	334,113
Rhythm Pharmaceuticals *	24,338	2,768,691
Rigel Pharmaceuticals *	8,139	257,030
Rocket Pharmaceuticals *	39,595	149,273
RxSight *	16,267	142,987
Sana Biotechnology *(A)	61,860	306,207
Sanara Medtech *	1,411	41,342
SANUWAVE Health *	3,246	93,939
Savara *	53,461	221,863
SBC Medical Group Holdings *	2,559	8,342
Scholar Rock Holding *	37,803	1,119,725
Schrodinger *	26,223	551,732
Select Medical Holdings	52,091	720,419
SELLAS Life Sciences Group *	46,902	85,362
Semler Scientific *(A)	5,614	148,546
Septerna, Inc. *(A)	9,951	204,991
Shoulder Innovations Inc *	2,227	26,100
SI-BONE *	17,736	263,025
SIGA Technologies	19,026	157,535
Sight Sciences *	19,484	98,589
Simulations Plus *	7,853	134,915
Sionna Therapeutics *	5,743	219,440
Soleno Therapeutics *	19,449	1,306,195

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Solid Biosciences *	27,532	$148,397
Sonida Senior Living *	2,581	66,848
Spyre Therapeutics *	23,226	568,108
STAAR Surgical *	23,253	601,555
Standard BioTools *	138,791	166,549
Stereotaxis *	28,607	83,246
Stoke Therapeutics *	20,890	627,536
Strata Critical Medical *	29,878	150,286
Supernus Pharmaceuticals *	25,123	1,385,031
Surgery Partners *	36,021	789,941
Surmodics *	6,504	178,437
Syndax Pharmaceuticals *	39,695	543,822
Tactile Systems Technology *	10,686	161,038
Talkspace *	67,330	217,476
Tandem Diabetes Care *	30,992	433,888
Tango Therapeutics *	33,403	270,898
Tarsus Pharmaceuticals *	18,238	1,254,957
Taysha Gene Therapies *	98,906	490,574
Tectonic Therapeutic *	5,162	94,207
Teladoc Health *	81,902	706,814
Terns Pharmaceuticals *	33,504	276,743
Tevogen Bio Holdings *	13,235	8,317
TG Therapeutics *	67,642	2,352,589
Theravance Biopharma *	17,639	258,588
Tonix Pharmaceuticals Holding *	4,134	76,975
TransMedics Group *	15,479	2,036,108
Travere Therapeutics *	41,064	1,443,810
Treace Medical Concepts *	22,110	141,283
Trevi Therapeutics *	40,720	474,795
TriSalus Life Sciences *	8,716	41,314
TruBridge *	4,628	88,950
Tvardi Therapeutics *	2,214	10,295
Twist Bioscience *	27,546	905,988
Tyra Biosciences *	11,158	176,743
UFP Technologies *	3,513	676,744
Upstream Bio *	15,280	394,988
UroGen Pharma *	17,101	350,057
US Physical Therapy	7,023	605,874
Utah Medical Products	1,429	83,025

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vanda Pharmaceuticals *	25,833	$112,374
Varex Imaging *	19,032	222,484
Vaxcyte *	53,312	2,413,967
Vera Therapeutics, Cl A *	23,960	681,902
Veracyte *	36,499	1,316,884
Verastem *	20,933	197,817
Vericel *	23,468	822,788
Viemed Healthcare *	16,158	104,381
Vir Biotechnology *	41,293	246,106
Viridian Therapeutics *	32,700	772,701
Voyager Therapeutics Inc *	21,598	100,863
WaVe Life Sciences *	51,980	469,899
Waystar Holding *	50,964	1,827,059
Xencor *	32,811	482,650
Xeris Biopharma Holdings *	71,503	693,579
XOMA Royalty *	4,333	142,902
Zenas Biopharma *	7,496	234,250
Zevra Therapeutics *	25,270	257,249
Zymeworks *	23,215	443,058
		220,594,255
Industrials — 18.2%
3D Systems *	61,546	176,022
AAR *	16,638	1,401,086
ABM Industries	28,850	1,240,550
ACCO Brands	40,516	152,340
Acme United	1,570	59,676
ACV Auctions, Cl A *	78,225	709,501
AeroVironment *	14,878	5,503,521
AerSale *	14,900	110,558
Airjoule Technologies *	11,158	57,575
Airo Group Holdings Inc *	3,260	53,334
Alamo Group	4,809	859,464
Albany International, Cl A	14,076	796,420
Alight, Cl A	200,900	578,592
Allegiant Travel *	6,703	416,793
Allient	6,714	367,122
Alta Equipment Group	9,578	58,617
Ameresco, Cl A *	14,962	591,298

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
American Superconductor *	20,360	$1,205,923
American Woodmark *	6,663	424,633
Amprius Technologies *	43,238	609,223
Apogee Enterprises	9,817	359,400
ArcBest	10,634	790,319
Archer Aviation, Cl A *	256,558	2,878,581
Arcosa	22,622	2,307,444
Argan	6,169	1,889,009
Array Technologies *	70,747	612,669
Astec Industries	10,665	496,242
Astronics *	14,069	691,913
Asure Software *	12,013	106,315
Atkore	15,677	1,085,632
Atmus Filtration Technologies	38,905	1,769,399
AZZ, Inc.	13,835	1,381,425
Barrett Business Services	11,595	469,250
BlackSky Technology, Cl A *	14,400	304,128
Bloom Energy, Cl A *	100,035	13,220,626
Blue Bird *	14,767	737,759
BlueLinx Holdings *	3,578	234,144
Boise Cascade	17,587	1,239,708
Bowman Consulting Group, Cl A *	6,552	283,636
BrightView Holdings *	33,324	410,552
Brink’s	19,614	2,180,292
Byrna Technologies *	8,342	168,926
Cadre Holdings	13,272	563,529
Casella Waste Systems, Cl A *	29,294	2,594,570
CBIZ *	23,021	1,266,155
CECO Environmental *	13,595	664,660
Centuri Holdings *	32,756	661,344
Chart Industries *	21,074	4,206,792
Columbus McKinnon	13,143	213,311
CompX International	696	15,653
Concrete Pumping Holdings	10,289	65,747
Conduent *	69,136	164,544
Construction Partners, Cl A *	21,872	2,501,063
CoreCivic *	50,257	931,262
Covenant Logistics Group, Cl A	7,579	152,868
CRA International	3,065	583,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSG Systems International	12,943	$1,013,049
CSW Industrials	7,583	1,898,935
Custom Truck One Source *	27,925	164,478
Deluxe	20,517	371,563
Distribution Solutions Group *	4,542	124,178
DNOW *	48,490	712,803
Douglas Dynamics	10,561	319,259
Ducommun *	6,435	590,411
DXP Enterprises *	6,051	724,002
Dycom Industries *	13,054	3,756,811
Eastern	2,671	57,026
Energy Recovery *	24,709	422,771
Enerpac Tool Group, Cl A	25,258	1,036,588
EnerSys	17,920	2,260,787
Ennis	11,493	188,485
Enovix *	76,725	919,933
Enpro	9,848	2,284,834
Enviri *	35,433	432,637
Eos Energy Enterprises *(A)	118,625	1,901,559
ESCO Technologies	12,119	2,659,757
Eve Holding *	23,901	104,208
EVI Industries	2,362	63,632
Exponent	23,682	1,676,922
Federal Signal	27,987	3,303,306
First Advantage *	36,900	466,047
Fluence Energy, Cl A *	35,375	742,875
Fluor *	76,432	3,727,589
flyExclusive *	2,426	9,389
Forrester Research *	5,310	37,860
Forward Air *	9,765	183,680
Franklin Covey *	5,002	84,934
Franklin Electric	18,599	1,762,627
Frontier Group Holdings *	39,061	150,775
FTAI Infrastructure	50,506	269,702
GATX	16,730	2,624,101
Genco Shipping & Trading	15,854	270,152
Gencor Industries *	4,792	65,123
GEO Group *	63,034	1,069,687
Gibraltar Industries *	13,904	867,471

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Global Industrial	6,704	$190,528
Gorman-Rupp	9,772	439,447
Graham *	4,845	301,795
Granite Construction	20,404	2,099,776
Great Lakes Dredge & Dock *	30,848	350,125
Greenbrier	14,085	588,330
Griffon	17,881	1,323,373
Healthcare Services Group *	33,872	605,293
Heartland Express	20,771	162,014
Heidrick & Struggles International	9,545	557,142
Helios Technologies	15,451	855,367
Herc Holdings	15,227	2,162,995
Hertz Global Holdings *(A)	54,677	280,493
Hillenbrand	32,904	1,039,766
Hillman Solutions *	92,288	850,895
HireQuest	2,686	22,912
HNI	21,107	863,698
Hub Group, Cl A	27,838	1,025,274
Hudson Technologies *	17,844	161,934
Huron Consulting Group *	7,946	1,306,640
Hyliion Holdings *	57,895	137,211
Hyster-Yale	5,445	195,693
IBEX Holdings *	5,040	188,345
ICF International	8,552	686,555
IES Holdings *	4,209	1,649,423
Innodata *	14,312	1,067,818
Insperity	16,805	741,437
Insteel Industries	8,664	270,663
Interface, Cl A	27,001	672,325
Intuitive Machines *	50,969	608,060
Janus International Group *	63,183	606,557
JBT Marel	24,352	3,070,787
JELD-WEN Holding *	39,717	172,372
JetBlue Airways *	153,819	646,040
Joby Aviation *	215,003	3,728,152
Kadant	5,490	1,518,863
Karat Packaging	4,011	96,344
Kelly Services, Cl A	14,064	157,657
Kennametal	35,490	779,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kforce	8,316	$210,395
Korn Ferry	24,078	1,557,847
Kratos Defense & Security Solutions *	77,691	7,038,805
KULR Technology Group *	16,718	64,030
L B Foster, Cl A *	4,671	127,985
Legalzoom.com *	55,263	550,972
Limbach Holdings *	4,948	467,487
Lindsay	5,085	565,655
Liquidity Services *	10,836	259,414
LSI Industries	12,310	281,776
Manitowoc *	16,014	162,862
Marten Transport	27,064	277,406
Masterbrand *	59,189	747,557
Matrix Service *	12,350	185,497
Matson	15,152	1,529,594
Maximus	26,372	2,192,041
Mayville Engineering *	6,703	119,447
McGrath RentCorp	11,431	1,228,147
Mercury Systems *	24,242	1,876,573
Microvast Holdings *	92,674	505,073
Miller Industries	5,167	207,403
MillerKnoll	31,523	492,389
Mistras Group *	7,742	73,859
Mobile Infrastructure, Cl A *	6,614	22,620
Modine Manufacturing *	24,429	3,742,767
Montrose Environmental Group *	14,856	384,473
Moog, Cl A	13,101	2,683,740
MRC Global *	39,177	546,519
Mueller Water Products, Cl A	72,676	1,864,866
MYR Group *	7,182	1,563,521
NANO Nuclear Energy *(A)	14,486	688,664
National Presto Industries	2,418	258,653
Net Power *	15,819	60,429
NEXTracker, Cl A *	67,989	6,881,847
NL Industries	4,079	24,678
NPK International *	36,396	447,671
NuScale Power *	59,064	2,650,202
NWPX Infrastructure *	4,512	271,442
Omega Flex	1,663	45,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
OPENLANE *	49,551	$1,309,137
Orion Group Holdings *	17,490	188,367
Palladyne AI *	11,203	93,769
PAMT *	2,924	29,445
Pangaea Logistics Solutions	14,074	69,666
Park Aerospace	8,405	161,040
Park-Ohio Holdings	4,454	91,886
Perma-Fix Environmental Services *	8,024	109,849
Pitney Bowes	80,401	794,362
Planet Labs PBC *	108,769	1,462,943
Plug Power *	508,647	1,368,260
Powell Industries	4,445	1,704,169
Power Solutions International *	3,056	261,655
Preformed Line Products	1,132	240,109
Primoris Services	25,212	3,568,002
Proficient Auto Logistics *	11,135	83,290
Proto Labs *	11,085	551,590
Quad	13,636	75,134
Quanex Building Products	21,367	303,625
Radiant Logistics *	15,659	94,737
RCM Technologies *	2,292	52,945
Redwire *(A)	23,113	181,899
Resideo Technologies *	64,286	2,751,441
Resolute Holdings Management *(A)	1,987	146,362
Resources Connection	15,086	66,378
REV Group	22,604	1,158,907
Richtech Robotics, Cl B *	32,198	155,194
Rush Enterprises, Cl A	28,482	1,407,296
Rush Enterprises, Cl B	4,016	210,720
RXO *	75,749	1,343,030
Satellogic, Cl A *	31,960	61,044
Shoals Technologies Group, Cl A *	78,312	823,059
Skillsoft *	2,182	28,650
Sky Harbour Group, Cl A *(A)	10,049	99,284
SkyWest *	18,861	1,895,153
SKYX Platforms *	28,340	49,878
Southland Holdings *	5,662	25,309
Spire Global *	12,722	138,415
SPX Technologies *	22,467	5,030,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Standex International	5,601	$1,306,321
Steelcase, Cl A	39,056	623,334
Sterling Infrastructure *	13,902	5,253,566
Sun Country Airlines Holdings *	23,721	291,294
Sunpower *(A)	28,012	50,422
Sunrun *	97,634	2,026,882
Tecnoglass	11,333	675,787
Tennant	8,749	699,920
Terex	30,053	1,383,039
Thermon Group Holdings *	15,243	437,931
TIC Solutions *	79,388	962,976
Titan International *	22,546	170,222
Titan Machinery *	9,667	158,539
Transcat *	4,253	308,980
TriNet Group	13,940	836,400
Trinity Industries	38,152	1,044,220
TrueBlue *	13,486	63,924
TTEC Holdings *	9,498	33,148
Tutor Perini *	20,748	1,397,585
UFP Industries	28,139	2,592,446
UniFirst	7,027	1,084,617
Universal Logistics Holdings	3,154	51,032
Upwork *	57,314	913,585
V2X *	9,028	515,409
Verra Mobility, Cl A *	74,424	1,727,381
Vestis	53,503	280,891
Vicor *	10,885	987,596
Virco Mfg.	5,000	36,600
Voyager Technologies Inc, Cl A *(A)	6,416	196,201
VSE	10,534	1,903,283
Wabash National	19,087	153,078
Watts Water Technologies, Cl A	12,795	3,487,917
Werner Enterprises	27,003	707,479
Willdan Group *	6,478	612,236
Willis Lease Finance	1,327	170,360
Worthington Enterprises	14,662	822,392
Xometry, Cl A *	20,259	986,411
Zurn Elkay Water Solutions	70,055	3,300,291
		244,376,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 14.9%
8x8 *	61,453	$113,073
908 Devices *	12,763	101,849
A10 Networks	33,494	597,533
ACI Worldwide *	49,139	2,340,491
ACM Research, Cl A *	23,539	975,927
Adeia	50,655	863,161
ADTRAN Holdings *	34,636	360,907
Advanced Energy Industries	17,573	3,562,574
Aehr Test Systems *	13,274	344,991
Aeluma *	4,519	73,705
Aeva Technologies *	14,179	231,685
Agilysys *	12,065	1,513,675
Airship AI Holdings *	9,321	44,275
Alarm.com Holdings *	22,186	1,091,995
Alkami Technology *	31,784	644,897
Alpha & Omega Semiconductor *	11,606	325,664
Ambarella *	18,979	1,617,580
Amiq Micro Inc *	2,180	66,621
Amplitude, Cl A *	41,417	416,241
Appian, Cl A *	18,353	549,305
Applied Digital *	99,815	3,459,588
Applied Optoelectronics *	25,261	898,281
Arlo Technologies *	46,314	895,713
Arrive AI Inc *	1,721	8,622
Arteris *	13,260	180,469
Asana, Cl A *	40,336	566,721
ASGN *	19,932	892,156
Atomera *(A)	13,541	42,790
AudioEye *	3,746	57,576
AvePoint *	61,922	871,243
Aviat Networks *	5,457	136,207
Axcelis Technologies *	15,019	1,194,912
Backblaze, Cl A *	24,942	257,152
Badger Meter	13,827	2,495,082
Bel Fuse, Cl A	757	103,505
Bel Fuse, Cl B	4,822	742,540
Belden	18,451	2,248,254
Benchmark Electronics	16,651	729,647
BigBear.ai Holdings *	134,776	932,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Bit Digital *	148,172	$542,309
Bitdeer Technologies Group, Cl A *	41,809	928,160
BK Technologies *	1,402	104,743
Blackbaud *	17,842	1,142,602
BlackLine *	24,252	1,388,427
Blaize Holdings, Cl A *	34,205	133,742
Blend Labs, Cl A *	97,287	322,020
Box, Cl A *	65,463	2,100,708
Braze, Cl A *	37,155	1,064,862
C3.ai, Cl A *(A)	57,114	1,004,064
Calix *	27,477	1,879,976
Cerence *	18,865	202,421
CEVA *	10,852	295,283
Cipher Mining *	123,490	2,303,088
Cleanspark *	129,275	2,301,095
Clear Secure, Cl A	38,985	1,187,873
Clearfield *	5,373	189,667
Clearwater Analytics Holdings, Cl A *	114,956	2,116,340
Climb Global Solutions	1,798	199,722
Cohu *	21,299	506,703
Commerce.Com *	30,482	141,132
CommScope Holding *	99,406	1,719,724
CommVault Systems *	20,834	2,900,509
CompoSecure, Cl A *	20,476	406,653
Consensus Cloud Solutions *	9,053	265,434
Core Scientific *	132,454	2,853,059
Corsair Gaming *	21,644	176,399
CPI Card Group *	2,738	42,822
Credo Technology Group Holding *	69,022	12,949,908
Crexendo *	6,663	43,110
CS Disco *	11,250	71,100
CSP	3,292	43,915
CTS	13,612	565,034
Daily Journal *	581	235,328
Daktronics *	17,890	336,153
Diebold Nixdorf *	11,841	700,395
Digi International *	16,941	621,396
Digimarc *(A)	7,243	70,474
Digital Turbine *	48,537	302,871

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
DigitalOcean Holdings *	31,862	$1,295,509
Diodes *	21,373	1,140,463
Domo, Cl B *	14,979	205,212
Eastman Kodak *	29,474	186,865
eGain *	8,298	119,657
ePlus	12,294	899,429
EverCommerce *	6,930	80,319
Evolv Technologies Holdings *	53,859	416,869
Expensify, Cl A *	27,773	45,270
Extreme Networks *	61,481	1,169,369
Fastly, Cl A *	63,818	529,051
Five9 *	35,606	864,514
FormFactor *	36,293	1,994,300
Frequency Electronics *	3,106	114,052
Freshworks, Cl A *	93,593	1,038,882
Grid Dynamics Holdings *	30,598	285,785
Hackett Group	11,639	210,782
Harmonic *	52,400	560,680
I3 Verticals, Cl A *	10,752	330,624
Ichor Holdings *	15,764	357,527
Immersion	13,097	87,619
Impinj *	12,100	2,446,136
Information Services Group	16,415	90,447
Inseego *	5,782	96,212
Insight Enterprises *	13,477	1,347,700
Intapp *	26,341	1,010,968
InterDigital	12,077	4,371,391
IonQ *	128,837	8,036,852
Itron *	21,164	2,123,384
Jamf Holding *	33,456	429,910
Kaltura *	42,148	65,329
Kimball Electronics *	11,287	328,170
Knowles *	39,809	939,890
Kopin *	74,333	257,192
Life360 *	7,483	738,647
LiveRamp Holdings *	30,121	823,508
MARA Holdings *	173,170	3,163,816
MaxLinear, Cl A *	38,012	575,882
Methode Electronics	15,488	104,234

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MicroVision *(A)	115,662	$135,325
Mirion Technologies, Cl A *	109,483	3,215,516
Mitek Systems *	20,641	190,104
M-Tron Industries *	1,146	63,167
N-able *	33,437	261,812
Napco Security Technologies	16,092	710,462
Navitas Semiconductor, Cl A *	62,387	839,729
NCR Voyix *	64,811	739,493
Neonode *	4,784	14,543
NETGEAR *	12,870	446,846
NetScout Systems *	32,573	905,529
NextNav *	40,862	545,508
nLight *	22,353	737,873
Novanta *	16,818	2,136,054
NVE	2,247	155,155
ON24 *	17,640	97,373
OneSpan	16,728	190,699
Ooma *	11,827	132,817
OSI Systems *	7,465	2,078,704
Ouster *	23,610	787,630
Pagaya Technologies, Cl A *	21,423	576,064
PagerDuty *	39,784	638,931
PAR Technology *	18,667	659,692
PC Connection	5,145	313,691
PDF Solutions *	14,806	431,299
Penguin Solutions *	24,242	539,869
Photronics *	27,110	647,929
Plexus *	12,522	1,751,828
Porch Group *	37,420	563,171
Power Integrations	26,419	1,106,692
Powerfleet NJ *	57,635	293,938
Progress Software *	19,947	850,540
PROS Holdings *	20,384	469,851
Q2 Holdings *	28,993	1,790,608
Qualys *	17,023	2,098,255
Quantum Computing *(A)	62,533	1,044,926
Rackspace Technology *	38,776	62,042
Rambus *	50,277	5,170,487
Rapid7 *	29,754	550,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Red Cat Holdings *	39,785	$447,581
Red Violet	5,264	282,308
ReposiTrak	5,294	79,463
Rezolve AI PLC *	67,975	291,613
Ribbon Communications *	43,449	145,989
Richardson Electronics	5,610	60,476
Rigetti Computing *	148,837	6,589,014
Rimini Street *	22,307	88,782
Riot Platforms *	162,452	3,213,301
Rogers *	8,655	757,659
Sanmina *	24,360	3,338,538
ScanSource *	9,733	417,594
SEMrush Holdings, Cl A *	23,911	173,594
Semtech *	40,619	2,756,405
Silicon Laboratories *	15,036	1,970,919
Silvaco Group *	3,501	20,621
SiTime *	9,932	2,876,704
SkyWater Technology *	12,239	213,999
SoundHound AI, Cl A *(A)	170,646	3,006,782
SoundThinking *	4,483	41,916
Sprinklr, Cl A *	52,187	402,884
Sprout Social, Cl A *	23,965	246,121
SPS Commerce *	17,753	1,460,007
Synaptics *	17,880	1,268,407
Synchronoss Technologies *	4,965	26,041
Telos *	25,074	172,008
Tenable Holdings *	56,589	1,642,213
TSS *	8,562	173,466
TTM Technologies *	46,923	3,153,226
Tucows, Cl A *	3,191	61,140
Turtle Beach *	7,063	119,365
Ultra Clean Holdings *	20,805	570,265
Unisys *	30,933	110,431
Varonis Systems, Cl B *	51,430	1,811,879
Veeco Instruments *	26,645	766,044
Verint Systems *	28,050	568,854
Vertex, Cl A *	30,305	693,984
Viant Technology, Cl A *	6,308	56,015
Viasat *	54,918	2,186,835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Viavi Solutions *	103,150	$1,825,755
Vishay Intertechnology	56,444	958,419
Vishay Precision Group *	5,552	207,978
Vuzix *	30,286	101,458
Weave Communications *	27,053	200,463
WM Technology *	41,574	43,653
Workiva, Cl A *	23,421	1,991,019
Xerox Holdings	54,620	181,338
Xperi *	20,707	139,151
Yext *	47,033	398,369
Zeta Global Holdings, Cl A *	86,788	1,561,316
		199,607,185
Materials — 3.7%
AdvanSix	12,181	226,445
Alpha Metallurgical Resources *	5,454	944,960
American Battery Technology *	41,409	212,428
American Vanguard *	11,937	53,358
Ardagh Metal Packaging	64,684	230,922
Arq *	14,905	98,969
Ascent Industries *	3,498	42,536
ASP Isotopes *	35,510	359,716
Aspen Aerogels *	30,740	250,224
Avient	42,835	1,373,718
Balchem	15,298	2,346,560
Cabot	25,267	1,705,017
Century Aluminum *	24,611	728,978
Chemours	70,188	939,817
Clearwater Paper *	7,324	129,269
Coeur Mining *	298,391	5,123,373
Commercial Metals	52,841	3,136,642
Compass Minerals International *	16,125	279,608
Constellium, Cl A *	66,306	1,042,993
Contango ORE *	4,022	86,312
Core Molding Technologies *	3,991	71,479
Dakota Gold *	40,091	163,571
Ecovyst *	54,320	444,881
Ferroglobe PLC	55,391	268,646
Flotek Industries *	6,709	116,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Friedman Industries	3,141	$66,715
Greif, Cl A	11,814	672,098
Greif, Cl B	2,158	127,214
Hawkins	9,105	1,291,544
HB Fuller	25,476	1,461,558
Hecla Mining	279,600	3,598,452
Idaho Strategic Resources *	6,006	198,558
Ingevity *	16,985	912,434
Innospec	11,694	860,445
Intrepid Potash *	5,055	134,615
Ivanhoe Electric *	39,968	591,127
Kaiser Aluminum	7,485	677,617
Knife River *	26,645	1,610,957
Koppers Holdings	9,012	254,319
Kronos Worldwide	10,115	49,766
LSB Industries *	24,968	210,480
Magnera *	15,433	140,286
Materion	9,642	1,105,262
Mativ Holdings	25,056	267,598
Metallus *	17,017	299,329
Minerals Technologies	14,721	835,417
Myers Industries	17,208	298,215
NioCorp Developments *	32,424	238,965
O-I Glass, Cl I *	71,624	808,635
Olympic Steel	4,587	169,719
Perimeter Solutions *	64,845	1,524,506
Perpetua Resources *	35,003	841,122
PureCycle Technologies *(A)	60,507	700,671
Quaker Chemical	6,518	905,285
Ramaco Resources, Cl A *	13,496	409,739
Ranpak Holdings, Cl A *	21,776	115,413
Rayonier Advanced Materials *	29,870	207,597
Ryerson Holding	12,567	277,228
Sensient Technologies	19,694	1,856,947
Smith-Midland *	1,220	44,481
Solesence *	8,855	28,956
Stepan	9,995	433,283
SunCoke Energy	39,406	315,642
Sylvamo	16,032	650,899

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tredegar *	12,179	$84,157
TriMas	15,431	548,263
Trinseo PLC	15,891	23,201
Tronox Holdings PLC, Cl A	55,426	193,991
United States Antimony *	43,303	349,455
United States Lime & Minerals	5,051	592,078
US Gold *	5,771	88,412
Valhi	1,148	15,923
Warrior Met Coal	24,295	1,648,173
Worthington Steel	15,305	489,607
		49,602,909
Real Estate — 5.5%
Acadia Realty Trust ‡	61,491	1,172,633
Alexander & Baldwin ‡	34,029	543,443
Alexander’s ‡	1,002	221,372
Alpine Income Property Trust ‡	5,859	86,010
American Assets Trust ‡	24,217	462,787
American Healthcare REIT ‡	74,177	3,361,702
American Realty Investors *	610	9,607
Anywhere Real Estate *	49,145	493,907
Apartment Investment and Management, Cl A, REIT ‡	61,233	325,760
Apple Hospitality REIT ‡	104,353	1,167,710
Armada Hoffler Properties REIT ‡	37,103	242,654
Braemar Hotels & Resorts ‡	27,804	70,900
Brandywine Realty Trust ‡	79,871	273,958
Broadstone Net Lease ‡	88,401	1,584,146
BRT Apartments ‡	5,088	74,844
CareTrust REIT ‡	99,316	3,441,299
CBL & Associates Properties ‡	8,465	250,310
Centerspace ‡	7,856	465,468
Chatham Lodging Trust ‡	21,616	138,342
City Office REIT ‡	18,211	125,656
Clipper Realty ‡	6,387	24,845
Community Healthcare Trust ‡	12,689	186,021
Compass, Cl A, REIT *	217,681	1,678,321
COPT Defense Properties ‡	53,097	1,495,742
CTO Realty Growth ‡	14,469	241,343

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Curbline Properties ‡	45,362	$1,046,048
Cushman & Wakefield PLC *	107,872	1,693,590
DiamondRock Hospitality ‡	96,066	751,236
Diversified Healthcare Trust ‡	102,272	435,679
Douglas Elliman *	34,580	85,413
Douglas Emmett ‡	75,478	976,685
Easterly Government Properties ‡	19,176	414,585
Elme Communities ‡	41,012	674,647
Empire State Realty Trust, Cl A, REIT ‡	64,300	475,177
Essential Properties Realty Trust ‡	92,594	2,766,709
eXp World Holdings	40,842	418,222
Farmland Partners ‡	19,235	192,927
Forestar Group *	8,960	233,050
Four Corners Property Trust ‡	46,504	1,099,355
Franklin Street Properties ‡	36,871	44,245
FrontView REIT ‡	8,994	119,620
FRP Holdings *	5,401	128,004
Getty Realty ‡	24,679	676,945
Gladstone Commercial ‡	21,560	246,431
Gladstone Land ‡	15,914	144,181
Global Medical REIT ‡	5,924	181,867
Global Net Lease ‡	93,284	710,824
Hudson Pacific Properties ‡ *	173,304	422,862
Independence Realty Trust ‡	109,630	1,746,406
Industrial Logistics Properties Trust ‡	24,581	129,788
Innovative Industrial Properties ‡	12,936	648,740
InvenTrust Properties ‡	36,354	996,100
JBG SMITH Properties ‡	29,076	566,691
Kennedy-Wilson Holdings	56,125	424,305
Kite Realty Group Trust ‡	102,915	2,278,538
LTC Properties ‡	21,196	743,556
LXP Industrial Trust ‡	135,844	1,289,160
Macerich ‡	118,345	2,029,617
Marcus & Millichap	11,120	324,815
Maui Land & Pineapple *	3,237	51,792
Modiv Industrial ‡	4,375	63,087
National Health Investors ‡	21,548	1,605,541
NET Lease Office Properties ‡	6,910	202,809
NETSTREIT ‡	44,202	823,041

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Newmark Group, Cl A, REIT	72,443	$1,291,659
NexPoint Diversified Real Estate Trust ‡	15,796	50,231
NexPoint Residential Trust ‡	10,611	325,439
One Liberty Properties ‡	8,507	170,906
Outfront Media ‡	64,914	1,148,329
Paramount Group ‡ *	87,037	569,222
Peakstone Realty Trust ‡	17,057	230,440
Pebblebrook Hotel Trust ‡	54,768	572,873
Phillips Edison ‡	58,836	1,991,010
Piedmont Office Realty Trust ‡	57,917	466,811
Plymouth Industrial REIT ‡	19,033	418,726
Postal Realty Trust, Cl A, REIT ‡	10,554	156,305
PotlatchDeltic ‡	36,499	1,459,960
RE/MAX Holdings, Cl A, REIT *	8,490	67,326
RLJ Lodging Trust ‡	69,170	470,356
RMR Group, Cl A, REIT	7,196	111,322
Ryman Hospitality Properties ‡	28,789	2,502,052
Sabra Health Care REIT ‡	110,795	1,974,367
Safehold ‡	26,045	375,829
Saul Centers ‡	5,706	168,955
Seaport Entertainment Group *	3,460	83,282
Service Properties Trust ‡	71,681	153,397
Sila Realty Trust ‡	25,930	614,541
SITE Centers ‡	23,286	170,686
SL Green Realty ‡	33,482	1,719,301
SmartStop Self Storage REIT ‡	14,529	499,071
St. Joe	17,748	1,007,731
Stratus Properties *	3,157	59,320
Strawberry Fields REIT ‡	3,444	40,054
Summit Hotel Properties ‡	50,915	261,703
Sunstone Hotel Investors ‡	88,732	785,278
Tanger ‡	52,091	1,696,083
Tejon Ranch *	9,754	154,308
Terreno Realty ‡	47,652	2,722,359
Transcontinental Realty Investors *	888	39,800
UMH Properties ‡	37,043	538,605
Universal Health Realty Income Trust ‡	5,976	228,403
Urban Edge Properties ‡	59,283	1,140,012
Veris Residential ‡	36,796	528,391

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Whitestone REIT ‡	20,926	$262,412
Xenia Hotels & Resorts ‡	46,090	566,907
		73,794,830
Utilities — 3.1%
ALLETE	27,270	1,836,089
American States Water	18,026	1,285,434
Avista	37,522	1,427,712
Black Hills	33,870	2,148,374
Cadiz *	25,458	134,927
California Water Service Group	27,860	1,236,427
Chesapeake Utilities	10,661	1,356,932
Consolidated Water	7,000	238,070
Genie Energy, Cl B	9,858	148,363
Global Water Resources	5,840	57,933
H2O America	14,837	686,211
Hawaiian Electric Industries *	81,264	944,288
MGE Energy	17,190	1,424,535
Middlesex Water	8,312	477,691
Montauk Renewables *	31,207	63,350
New Jersey Resources	47,085	2,085,865
Northwest Natural Holding	18,863	858,832
Northwestern Energy Group	28,755	1,715,811
Oklo, Cl A *	50,653	6,725,199
ONE Gas	27,909	2,238,023
Ormat Technologies	28,466	3,027,928
Otter Tail	17,959	1,386,794
Portland General Electric	51,379	2,346,993
Pure Cycle *	9,320	102,613
RGC Resources	3,842	79,568
Southwest Gas Holdings	30,177	2,399,072
Spire	27,199	2,349,994
TXNM Energy	45,425	2,580,140
Unitil	7,469	364,114
York Water	6,684	207,672
		41,934,954
TOTAL UNITED STATES		1,280,252,157
TOTAL COMMON STOCK (Cost $1,192,599,734)		1,337,469,809

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

	Number of Rights	Value
RIGHTS — 0.0%
United States — 0.0%
Zimmer Biomet Holdings#(B)	28,145	$—
TOTAL RIGHTS (Cost $–)		—
	Shares
SHORT-TERM INVESTMENT(C)(D) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.050% (Cost $15,311,374)	15,311,374	15,311,374
TOTAL INVESTMENTS — 100.9% (Cost $1,207,911,108)		$1,352,781,183

Percentages are based on Net Assets of $1,340,806,370.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts

E-mini Russell 2000 Index	26	Dec-2025	$3,192,720	$3,236,870	$44,150

#	Expiration date not available.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $15,268,893.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $15,311,374. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $-.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2025.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,337,469,809	$—	$—		$1,337,469,809
Rights	—	—	—	^	—
Short-Term Investment	15,311,374	—	—		15,311,374
Total Investments in Securities	$1,352,781,183	$—	$—		$1,352,781,183

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$44,150	$—	$—		$44,150
Total Other Financial Instruments	$44,150	$—	$—		$44,150

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Russell 2000 ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 1.7%
Utilities — 1.7%
Emera	87,576	$4,169,493

UNITED KINGDOM — 4.0%
Utilities — 4.0%
National Grid PLC ADR	129,283	9,728,546

UNITED STATES — 94.3%
Consumer Discretionary — 0.1%
EVgo, Cl A *	37,213	152,946

Industrials — 22.1%
Ameresco, Cl A *	8,902	351,807
American Superconductor *	11,912	705,548
AMETEK	53,633	10,839,766
Blink Charging *	29,328	49,858
Bloom Energy, Cl A *	49,015	6,477,822
ChargePoint Holdings *	6,080	65,664
Eaton PLC	26,651	10,168,956
Energy Vault Holdings *	22,933	81,183
EnerSys	9,795	1,235,737
Eos Energy Enterprises *	72,834	1,167,529
Fluence Energy, Cl A *	15,896	333,816
FuelCell Energy *	10,072	90,144
Hubbell, Cl B	14,996	7,048,120
MasTec *	16,972	3,465,003
NuScale Power *	30,955	1,388,951
Plug Power *	326,645	878,675
Quanta Services	22,924	10,295,856
		54,644,435
Utilities — 72.1%
ALLETE	17,006	1,145,014
Alliant Energy	75,306	5,031,947
Ameren	78,105	7,968,272
American Electric Power	84,650	10,180,009
Avista	22,799	867,502
Clearway Energy, Cl C	23,444	748,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Consolidated Edison	98,319	$9,577,254
Constellation Energy	25,743	9,705,111
Dominion Energy	164,213	9,637,661
Duke Energy	77,404	9,621,317
Edison International	104,278	5,774,916
Entergy	103,812	9,975,295
Evergy	66,536	5,110,630
Eversource Energy	109,038	8,048,095
Exelon	208,217	9,602,968
FirstEnergy	169,900	7,786,517
Genie Energy, Cl B	3,451	51,938
Hawaiian Electric Industries *	48,889	568,090
IDACORP	15,689	2,024,195
NextEra Energy	117,697	9,580,536
Northwestern Energy Group	17,462	1,041,957
OGE Energy	58,199	2,568,904
Ormat Technologies	17,079	1,816,693
Pinnacle West Capital	34,845	3,084,479
Portland General Electric	31,400	1,434,352
Public Service Enterprise Group	117,378	9,455,972
Southern	101,722	9,565,937
Talen Energy *	13,454	5,378,640
TXNM Energy	30,530	1,734,104
Vistra	49,405	9,302,961
Xcel Energy	122,583	9,950,062
		178,339,895
TOTAL UNITED STATES		233,137,276
TOTAL COMMON STOCK (Cost $231,050,409)		247,035,315
TOTAL INVESTMENTS — 100.0% (Cost $231,050,409)		$247,035,315

Percentages are based on Net Assets of $247,152,684.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X U.S. Electrification ETF

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 2.5%
Verizon Communications	1,066	$42,363
Consumer Discretionary — 15.8%
Amazon.com *	329	80,348
AutoZone *	4	14,698
Deckers Outdoor *	38	3,097
Home Depot	195	74,020
Lowe’s	143	34,053
O’Reilly Automotive *	217	20,493
Starbucks	251	20,298
Tapestry	51	5,601
Yum! Brands	70	9,675
		262,283
Consumer Staples — 9.6%
Altria Group	428	24,131
Kimberly-Clark	90	10,774
PepsiCo	349	50,985
Walmart	734	74,266
		160,156
Energy — 0.3%
Texas Pacific Land	5	4,717
Financials — 18.7%
Ameriprise Financial	24	10,866
Bank of New York Mellon	177	19,104
Capital One Financial	152	33,438
Coinbase Global, Cl A *	52	17,877
JPMorgan Chase	262	81,513
Progressive	159	32,754
S&P Global	79	38,490
Synchrony Financial	89	6,620
Wells Fargo	816	70,967
		311,629
Health Care — 23.8%
AbbVie	367	80,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	87	$75,069
IDEXX Laboratories *	20	12,590
McKesson	32	25,963
Merck	603	51,846
Pfizer	1,371	33,795
Regeneron Pharmaceuticals	25	16,295
ResMed	35	8,641
UnitedHealth Group	222	75,826
Zoetis, Cl A	113	16,282
		396,328
Industrials — 5.8%
Automatic Data Processing	106	27,592
Copart *	225	9,677
Lennox International	9	4,545
Lockheed Martin	56	27,545
Paychex	82	9,597
United Parcel Service, Cl B	177	17,066
		96,022
Information Technology — 23.4%
Adobe *	108	36,753
Arista Networks *	238	37,530
Cisco Systems	982	71,794
Fair Isaac *	6	9,957
GoDaddy, Cl A *	37	4,926
Intuit	69	46,061
Microsoft	149	77,154
Oracle	383	100,580
VeriSign	20	4,796
		389,551
TOTAL UNITED STATES		1,663,049
TOTAL COMMON STOCK (Cost $1,723,997)		1,663,049
TOTAL INVESTMENTS — 99.9% (Cost $1,723,997)		$1,663,049

Percentages are based on Net Assets of $1,664,830.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Market Leaders Top 50 ETF

*	Non-income producing security.

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 4.2%
AT&T	638	$15,791
Charter Communications, Cl A *	8	1,871
Comcast, Cl A	329	9,158
Fox, Cl A	19	1,228
Fox, Cl B	12	701
Interpublic Group	35	898
Live Nation Entertainment *	14	2,093
Omnicom Group	17	1,275
Paramount Skydance Corp, Cl B	54	831
Take-Two Interactive Software *	15	3,846
TKO Group Holdings, Cl A	6	1,130
T-Mobile US	42	8,822
Verizon Communications	374	14,863
Walt Disney	160	18,019
Warner Bros Discovery *	201	4,513
		85,039
Consumer Discretionary — 12.1%
Amazon.com *	573	139,938
AutoZone *	1	3,674
Best Buy	12	986
Carnival *	63	1,816
Chipotle Mexican Grill, Cl A *	82	2,599
Darden Restaurants	7	1,261
Deckers Outdoor *	9	734
Domino’s Pizza	2	797
DoorDash, Cl A *	21	5,342
DR Horton	16	2,385
eBay	28	2,277
Expedia Group	7	1,540
Ford Motor	238	3,125
General Motors	58	4,007
Genuine Parts	8	1,019
Hasbro	8	611
Hilton Worldwide Holdings	14	3,597
Home Depot	60	22,775
Lennar, Cl A	14	1,733
Lowe’s	34	8,096

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	7	$1,194
Marriott International, Cl A	14	3,648
MGM Resorts International *	14	448
Mohawk Industries *	3	341
O’Reilly Automotive *	51	4,816
Pool	2	534
PulteGroup	12	1,438
Ross Stores	20	3,178
Starbucks	69	5,580
Tapestry	13	1,428
TJX	68	9,530
Tractor Supply	32	1,732
Ulta Beauty *	3	1,560
Williams-Sonoma	7	1,360
Yum! Brands	16	2,211
		247,310
Consumer Staples — 4.8%
Altria Group	102	5,751
Church & Dwight	15	1,315
Clorox	7	787
Conagra Brands	28	481
Constellation Brands, Cl A	9	1,182
Costco Wholesale	27	24,609
Dollar General	13	1,283
Dollar Tree *	12	1,190
General Mills	33	1,538
Hershey	9	1,527
Hormel Foods	18	389
J M Smucker	7	725
Keurig Dr Pepper	82	2,227
Kimberly-Clark	20	2,394
Kraft Heinz	51	1,261
Kroger	37	2,354
Lamb Weston Holdings	8	494
McCormick	15	962
Molson Coors Beverage, Cl B	10	437
Monster Beverage *	42	2,807
PepsiCo	83	12,126

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	29	$2,154
Target	27	2,503
The Campbell’s Company	12	362
Tyson Foods, Cl A	17	874
Walmart	261	26,408
		98,140
Energy — 2.1%
APA	21	476
ConocoPhillips	76	6,753
Coterra Energy	47	1,112
Devon Energy	39	1,267
Diamondback Energy	12	1,718
EOG Resources	33	3,493
EQT	36	1,929
Expand Energy	13	1,343
Kinder Morgan	117	3,064
Marathon Petroleum	19	3,703
Occidental Petroleum	42	1,730
ONEOK	37	2,479
Phillips 66	25	3,404
Targa Resources	13	2,003
Texas Pacific Land	2	1,887
Valero Energy	19	3,222
Williams	74	4,282
		43,865
Financials — 16.5%
Allstate	16	3,064
American Express	33	11,904
Ameriprise Financial	6	2,717
Apollo Global Management	27	3,356
Arthur J Gallagher	15	3,742
Assurant	3	635
Bank of America	393	21,006
Bank of New York Mellon	43	4,641
Berkshire Hathaway, Cl B *	111	53,007
Blackstone	44	6,452
Brown & Brown	14	1,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	38	$8,360
Cboe Global Markets	6	1,474
Charles Schwab	103	9,736
Chubb	22	6,093
Cincinnati Financial	9	1,391
Citizens Financial Group	26	1,323
CME Group, Cl A	22	5,841
Coinbase Global, Cl A *	13	4,469
Corpay *	5	1,302
Erie Indemnity, Cl A	1	293
Everest Group	2	629
FactSet Research Systems	2	534
Fidelity National Information Services	32	2,001
Fifth Third Bancorp	41	1,706
Fiserv *	34	2,267
Franklin Resources	21	475
Global Payments	15	1,166
Globe Life	5	657
Goldman Sachs Group	19	14,998
Hartford Financial Services Group	17	2,111
Huntington Bancshares	87	1,343
Intercontinental Exchange	35	5,120
Invesco	28	664
Jack Henry & Associates	5	745
JPMorgan Chase	167	51,957
KeyCorp	59	1,038
KKR	41	4,851
Loews	10	996
M&T Bank	9	1,655
MetLife	34	2,714
Moody’s	9	4,323
Morgan Stanley	75	12,300
Nasdaq	25	2,137
Northern Trust	12	1,544
PayPal Holdings *	58	4,018
PNC Financial Services Group	23	4,199
Principal Financial Group	13	1,092
Progressive	35	7,210
Prudential Financial	21	2,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	11	$1,745
Regions Financial	54	1,307
S&P Global	19	9,257
State Street	17	1,966
Synchrony Financial	23	1,711
T Rowe Price Group	13	1,333
Travelers	14	3,761
Truist Financial	77	3,436
US Bancorp	93	4,341
W R Berkley	18	1,284
Wells Fargo	196	17,046
Willis Towers Watson PLC	6	1,879
		337,622
Health Care — 13.0%
AbbVie	100	21,804
Amgen	30	8,953
Baxter International	29	536
Becton Dickinson	16	2,859
Biogen *	8	1,234
Bio-Techne	9	563
Boston Scientific *	84	8,460
Bristol-Myers Squibb	116	5,344
Cardinal Health	14	2,671
Cencora	9	3,040
Centene *	28	990
Charles River Laboratories International *	2	360
Cigna Group	15	3,666
Cooper *	12	839
CVS Health	72	5,627
DaVita *	2	238
Dexcom *	22	1,281
Edwards Lifesciences *	34	2,803
Elevance Health	13	4,124
Eli Lilly	45	38,829
Gilead Sciences	71	8,505
HCA Healthcare	10	4,597
Henry Schein *	7	442
Hologic *	13	961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Humana	7	$1,947
IDEXX Laboratories *	5	3,148
Incyte *	9	841
Insulet *	4	1,252
Intuitive Surgical *	21	11,220
Johnson & Johnson	138	26,064
Labcorp Holdings	5	1,270
McKesson	8	6,491
Medtronic PLC	73	6,621
Merck	143	12,295
Moderna *	19	516
Molina Healthcare *	3	459
Pfizer	324	7,987
Quest Diagnostics	6	1,056
Regeneron Pharmaceuticals	6	3,911
ResMed	8	1,975
Solventum *	8	552
STERIS PLC	6	1,414
Stryker	20	7,125
Thermo Fisher Scientific	22	12,483
UnitedHealth Group	52	17,761
Universal Health Services, Cl B	3	651
Vertex Pharmaceuticals *	15	6,384
Zimmer Biomet Holdings	12	1,207
Zoetis, Cl A	26	3,746
		267,102
Industrials — 10.6%
A O Smith	7	462
Allegion PLC	5	829
AMETEK	14	2,830
Automatic Data Processing	24	6,247
Axon Enterprise *	5	3,661
Boeing *	45	9,046
Broadridge Financial Solutions	7	1,543
Builders FirstSource *	7	813
Carrier Global	48	2,856
Caterpillar	29	16,741
CH Robinson Worldwide	7	1,078

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cintas	21	$3,849
Copart *	52	2,237
CSX	113	4,070
Cummins	8	3,501
Dayforce *	9	619
Deere	15	6,924
Delta Air Lines	40	2,295
Dover	8	1,452
Eaton PLC	23	8,776
Equifax	7	1,478
Fastenal	70	2,880
FedEx	13	3,300
Fortive	21	1,057
Generac Holdings *	4	672
General Dynamics	15	5,173
Honeywell International	39	7,852
Hubbell, Cl B	3	1,410
Huntington Ingalls Industries	2	644
Jacobs Solutions	7	1,091
JB Hunt Transport Services	5	844
Johnson Controls International	40	4,576
L3Harris Technologies	12	3,469
Leidos Holdings	8	1,524
Lennox International	2	1,010
Lockheed Martin	13	6,394
Masco	13	842
Norfolk Southern	14	3,967
Northrop Grumman	9	5,251
Old Dominion Freight Line	12	1,685
PACCAR	32	3,149
Parker-Hannifin	8	6,183
Paychex	20	2,341
Paycom Software	3	561
Pentair PLC	10	1,063
Quanta Services	9	4,042
Republic Services, Cl A	13	2,707
Rockwell Automation	7	2,579
Rollins	17	979
RTX	81	14,458

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-On	3	$1,007
Southwest Airlines	35	1,060
Stanley Black & Decker	9	609
Textron	11	889
Trane Technologies PLC	14	6,281
TransDigm Group	4	5,234
Union Pacific	36	7,933
United Airlines Holdings *	20	1,881
United Parcel Service, Cl B	44	4,242
United Rentals	4	3,485
Verisk Analytics, Cl A	8	1,750
Waste Management	22	4,395
WW Grainger	3	2,937
Xylem	15	2,263
		216,976
Information Technology — 28.7%
Adobe *	51	17,356
Akamai Technologies *	17	1,277
Arista Networks *	122	19,238
CDW	15	2,391
Cisco Systems	474	34,654
Cognizant Technology Solutions, Cl A	58	4,227
Crowdstrike Holdings, Cl A *	29	15,747
Dell Technologies, Cl C	36	5,832
EPAM Systems *	7	1,145
F5 *	7	1,771
Fair Isaac *	3	4,979
First Solar *	13	3,470
Gartner *	9	2,235
Gen Digital	64	1,687
GoDaddy, Cl A *	17	2,263
Intuit	34	22,697
Micron Technology	133	29,761
Microsoft	406	210,231
Motorola Solutions	20	8,134
Oracle	194	50,946
Palantir Technologies, Cl A *	253	50,719
Palo Alto Networks *	79	17,399

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Roper Technologies	13	$5,800
Salesforce	114	29,687
ServiceNow *	25	22,982
Skyworks Solutions	18	1,399
Super Micro Computer *	61	3,170
Teledyne Technologies *	6	3,161
Trimble *	28	2,233
Tyler Technologies *	5	2,381
VeriSign	9	2,158
Workday, Cl A *	26	6,238
		587,368
Materials — 1.0%
CF Industries Holdings	9	750
Ecolab	15	3,846
International Paper	32	1,237
Martin Marietta Materials	4	2,452
Nucor	14	2,101
Packaging Corp of America	6	1,175
Sherwin-Williams	14	4,829
Solstice Advanced Materials *	10	439
Steel Dynamics	8	1,254
Vulcan Materials	8	2,316
		20,399
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	9	524
American Tower ‡	28	5,012
AvalonBay Communities ‡	8	1,391
BXP ‡	9	641
Camden Property Trust ‡	7	696
CBRE Group, Cl A *	18	2,744
CoStar Group *	26	1,789
Crown Castle ‡	27	2,436
Digital Realty Trust ‡	19	3,238
Equity Residential ‡	21	1,248
Essex Property Trust ‡	4	1,007
Extra Space Storage ‡	13	1,736
Federal Realty Investment Trust ‡	5	481

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Healthpeak Properties ‡	42	$754
Host Hotels & Resorts ‡	42	673
Invitation Homes ‡	35	985
Iron Mountain ‡	18	1,853
Kimco Realty ‡	42	868
Mid-America Apartment Communities ‡	7	898
ProLogis ‡	56	6,949
Public Storage ‡	9	2,507
Realty Income ‡	55	3,189
Regency Centers ‡	9	621
SBA Communications, Cl A ‡	7	1,340
Simon Property Group ‡	19	3,339
UDR ‡	19	640
Ventas ‡	27	1,992
VICI Properties, Cl A ‡	63	1,889
Welltower ‡	37	6,699
Weyerhaeuser ‡	44	1,012
		59,151
Utilities — 4.0%
Alliant Energy	15	1,002
Ameren	16	1,632
American Electric Power	33	3,969
American Water Works	12	1,541
Atmos Energy	9	1,545
CenterPoint Energy	39	1,491
CMS Energy	18	1,324
Consolidated Edison	22	2,143
Constellation Energy	19	7,163
Dominion Energy	51	2,993
DTE Energy	13	1,762
Duke Energy	47	5,842
Edison International	23	1,274
Entergy	27	2,594
Evergy	14	1,075
Eversource Energy	22	1,624
Exelon	60	2,767
FirstEnergy	30	1,375
NextEra Energy	125	10,175

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NiSource	28	$1,179
NRG Energy	12	2,062
PG&E	133	2,123
Pinnacle West Capital	7	620
PPL	44	1,607
Public Service Enterprise Group	30	2,417
Sempra	40	3,678
Southern	66	6,207
Vistra	21	3,954
WEC Energy Group	20	2,235
Xcel Energy	35	2,841
		82,214
TOTAL UNITED STATES		2,045,186
TOTAL COMMON STOCK (Cost $1,928,925)		2,045,186
TOTAL INVESTMENTS — 99.9% (Cost $1,928,925)		$2,045,186

Percentages are based on Net Assets of $2,046,491.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	11	$2,300

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	12	2,964

UNITED STATES — 99.7%
Communication Services — 10.1%
Alphabet, Cl A	249	70,016
Alphabet, Cl C	201	56,646
AT&T	309	7,648
Charter Communications, Cl A *	3	702
Comcast, Cl A	159	4,426
Fox, Cl A	9	582
Fox, Cl B	6	350
Interpublic Group	15	385
Live Nation Entertainment *	6	897
Match Group	9	291
Meta Platforms, Cl A	93	60,297
Netflix *	18	20,139
News, Cl A	15	397
News, Cl B	6	183
Omnicom Group	9	675
Paramount Skydance Corp, Cl B	12	185
TKO Group Holdings, Cl A	3	565
T-Mobile US	21	4,411
Trade Desk, Cl A *	18	905
Verizon Communications	180	7,153
Walt Disney	77	8,672
Warner Bros Discovery *	108	2,425
		247,950
Consumer Discretionary — 10.6%
Airbnb, Cl A *	18	2,278
Amazon.com *	414	101,107
APTIV PLC *	9	730
AutoZone *	1	3,674

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Best Buy	9	$739
Booking Holdings	1	5,078
CarMax *	6	251
Carnival *	45	1,297
Chipotle Mexican Grill, Cl A *	57	1,806
Darden Restaurants	5	901
Deckers Outdoor *	6	489
Domino’s Pizza	1	398
DoorDash, Cl A *	15	3,816
DR Horton	12	1,789
eBay	20	1,626
Expedia Group	5	1,100
Ford Motor	168	2,206
Garmin	6	1,284
General Motors	42	2,902
Genuine Parts	6	764
Hasbro	6	458
Hilton Worldwide Holdings	9	2,313
Home Depot	42	15,943
Lennar, Cl A	9	1,114
LKQ	12	383
Lowe’s	24	5,715
Lululemon Athletica *	5	853
Marriott International, Cl A	9	2,345
McDonald’s	30	8,953
Mohawk Industries *	3	341
NIKE, Cl B	51	3,294
Norwegian Cruise Line Holdings *	18	404
O’Reilly Automotive *	36	3,400
Pool	1	267
PulteGroup	9	1,079
Ralph Lauren, Cl A	2	639
Ross Stores	14	2,225
Royal Caribbean Cruises	11	3,155
Starbucks	48	3,882
Tapestry	9	988
Tesla *	120	54,787
TJX	48	6,727
Tractor Supply	24	1,299

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	2	$1,040
Williams-Sonoma	6	1,166
Yum! Brands	12	1,658
		258,663
Consumer Staples — 4.8%
Archer-Daniels-Midland	24	1,453
Bunge Global	6	568
Church & Dwight	12	1,052
Clorox	6	675
Coca-Cola	195	13,435
Colgate-Palmolive	42	3,236
Conagra Brands	24	413
Costco Wholesale	22	20,052
Dollar General	11	1,085
Dollar Tree *	9	892
Estee Lauder, Cl A	12	1,160
General Mills	27	1,258
Hershey	6	1,018
Hormel Foods	15	324
J M Smucker	6	621
Kellanova	15	1,246
Keurig Dr Pepper	69	1,874
Kimberly-Clark	17	2,035
Kraft Heinz	42	1,039
Kroger	30	1,909
Lamb Weston Holdings	6	370
McCormick	12	770
Mondelez International, Cl A	66	3,792
Monster Beverage *	36	2,406
PepsiCo	69	10,080
Procter & Gamble	117	17,593
Sysco	24	1,783
Target	23	2,133
The Campbell’s Company	9	271
Tyson Foods, Cl A	15	771
Walmart	221	22,361
		117,675

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.8%
APA	15	$340
Baker Hughes, Cl A	42	2,033
Chevron	81	12,775
ConocoPhillips	53	4,710
Coterra Energy	33	781
Devon Energy	27	877
Diamondback Energy	8	1,145
EOG Resources	23	2,434
EQT	27	1,447
Expand Energy	9	930
Exxon Mobil	180	20,585
Halliburton	36	966
Kinder Morgan	84	2,200
Marathon Petroleum	12	2,339
Occidental Petroleum	30	1,236
ONEOK	27	1,809
Phillips 66	18	2,451
SLB LTD	63	2,272
Targa Resources	9	1,386
Valero Energy	12	2,035
Williams	51	2,951
		67,702
Financials — 12.7%
Aflac	21	2,251
Allstate	12	2,298
American Express	24	8,657
American International Group	24	1,895
Ameriprise Financial	4	1,811
Aon PLC, Cl A	9	3,066
Apollo Global Management	20	2,486
Arch Capital Group	15	1,295
Arthur J Gallagher	12	2,994
Assurant	3	635
Bank of America	297	15,875
Bank of New York Mellon	30	3,238
Berkshire Hathaway, Cl B *	80	38,203
BlackRock Funding	6	6,497
Blackstone	32	4,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Block, Cl A *	24	$1,823
Brown & Brown	12	957
Capital One Financial	27	5,940
Cboe Global Markets	5	1,228
Charles Schwab	74	6,994
Chubb	15	4,154
Cincinnati Financial	6	927
Citigroup	80	8,098
Citizens Financial Group	18	916
CME Group, Cl A	15	3,982
Coinbase Global, Cl A *	9	3,094
Corpay *	3	781
Erie Indemnity, Cl A	1	293
Everest Group	2	629
FactSet Research Systems	2	534
Fidelity National Information Services	24	1,500
Fifth Third Bancorp	30	1,249
Fiserv *	24	1,601
Franklin Resources	12	271
Global Payments	12	933
Globe Life	3	394
Goldman Sachs Group	13	10,262
Hartford Financial Services Group	12	1,490
Huntington Bancshares	63	973
Interactive Brokers Group, Cl A	18	1,266
Intercontinental Exchange	24	3,511
Invesco	18	427
Jack Henry & Associates	3	447
JPMorgan Chase	120	37,334
KeyCorp	42	739
KKR	30	3,550
Loews	6	597
M&T Bank	6	1,103
Marsh & McLennan	21	3,741
Mastercard, Cl A	36	19,872
MetLife	24	1,916
Moody’s	6	2,882
Morgan Stanley	53	8,692
MSCI, Cl A	3	1,766

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nasdaq	20	$1,710
Northern Trust	9	1,158
PayPal Holdings *	42	2,909
PNC Financial Services Group	18	3,286
Principal Financial Group	9	756
Progressive	26	5,356
Prudential Financial	15	1,560
Raymond James Financial	8	1,269
Regions Financial	39	944
Robinhood Markets, Cl A *	33	4,844
S&P Global	14	6,821
State Street	12	1,388
Synchrony Financial	15	1,116
T Rowe Price Group	9	923
Travelers	9	2,418
Truist Financial	57	2,544
US Bancorp	69	3,221
Visa, Cl A	74	25,215
W R Berkley	12	856
Willis Towers Watson PLC	4	1,252
		312,305
Health Care — 8.7%
Abbott Laboratories	123	15,205
AbbVie	125	27,255
Agilent Technologies	20	2,927
Align Technology *	5	689
Amgen	38	11,340
Baxter International	36	665
Becton Dickinson	21	3,753
Biogen *	9	1,388
Bio-Techne	12	751
Boston Scientific *	105	10,576
Cardinal Health	17	3,243
Cencora	14	4,729
Charles River Laboratories International *	3	540
Cigna Group	18	4,399
Cooper *	15	1,049
CVS Health	90	7,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	45	$9,692
DaVita *	3	357
Dexcom *	27	1,572
Edwards Lifesciences *	42	3,463
Elevance Health	15	4,758
GE HealthCare Technologies	33	2,473
Gilead Sciences	87	10,422
Henry Schein *	6	379
Hologic *	15	1,109
Humana	9	2,504
IDEXX Laboratories *	6	3,777
Incyte *	12	1,122
Insulet *	5	1,565
Intuitive Surgical *	25	13,357
IQVIA Holdings *	12	2,598
Labcorp Holdings	6	1,524
McKesson	9	7,302
Medtronic PLC	90	8,163
Mettler-Toledo International *	1	1,416
Molina Healthcare *	3	459
Quest Diagnostics	8	1,408
ResMed	10	2,469
Revvity	9	842
Solventum *	9	621
STERIS PLC	6	1,414
Stryker	24	8,550
Thermo Fisher Scientific	27	15,320
Viatris	84	870
Waters *	3	1,049
West Pharmaceutical Services	6	1,692
Zimmer Biomet Holdings	14	1,408
Zoetis, Cl A	30	4,323
		213,521
Industrials — 8.1%
3M	24	3,996
A O Smith	6	396
Allegion PLC	3	497
AMETEK	11	2,223

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Automatic Data Processing	18	$4,685
Axon Enterprise *	3	2,197
Boeing *	36	7,237
Broadridge Financial Solutions	6	1,322
Builders FirstSource *	6	697
Carrier Global	39	2,320
Caterpillar	22	12,700
CH Robinson Worldwide	6	924
Cintas	15	2,749
Copart *	42	1,806
CSX	87	3,134
Cummins	6	2,626
Dayforce *	9	619
Deere	12	5,540
Delta Air Lines	30	1,721
Dover	6	1,089
Eaton PLC	18	6,868
EMCOR Group	3	2,027
Emerson Electric	27	3,768
Equifax	6	1,267
Expeditors International of Washington	6	731
Fastenal	54	2,222
FedEx	9	2,284
Fortive	15	755
GE Aerospace	51	15,756
GE Vernova	12	7,022
Generac Holdings *	3	504
Honeywell International	30	6,040
Howmet Aerospace	18	3,707
Hubbell, Cl B	3	1,410
Huntington Ingalls Industries	2	644
IDEX	3	514
Illinois Tool Works	12	2,927
Ingersoll Rand	18	1,374
Jacobs Solutions	6	935
JB Hunt Transport Services	3	507
Johnson Controls International	30	3,432
Leidos Holdings	6	1,143
Lennox International	2	1,010

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Masco	9	$583
Nordson	3	696
Norfolk Southern	11	3,117
Old Dominion Freight Line	9	1,264
Otis Worldwide	18	1,670
PACCAR	24	2,362
Parker-Hannifin	6	4,637
Paychex	15	1,755
Paycom Software	3	561
Pentair PLC	8	851
Quanta Services	7	3,144
Republic Services, Cl A	9	1,874
Rockwell Automation	6	2,210
Rollins	12	691
Snap-On	3	1,007
Southwest Airlines	24	727
Stanley Black & Decker	6	406
Textron	9	727
Trane Technologies PLC	11	4,935
TransDigm Group	3	3,926
Uber Technologies *	99	9,554
Union Pacific	27	5,950
United Airlines Holdings *	15	1,411
United Parcel Service, Cl B	36	3,471
United Rentals	3	2,614
Veralto	12	1,184
Verisk Analytics, Cl A	6	1,313
Wabtec	9	1,840
Waste Management	18	3,596
WW Grainger	3	2,937
Xylem	12	1,810
		198,148
Information Technology — 36.0%
Accenture PLC, Cl A	27	6,753
Adobe *	18	6,126
Advanced Micro Devices *	69	17,672
Akamai Technologies *	6	451
Amphenol, Cl A	51	7,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	21	$4,917
Apple	624	168,711
Applied Materials	33	7,692
AppLovin, Cl A *	12	7,648
Arista Networks *	42	6,623
Autodesk *	9	2,712
Broadcom	198	73,187
Cadence Design Systems *	12	4,064
CDW	6	956
Cisco Systems	168	12,282
Cognizant Technology Solutions, Cl A	21	1,530
Corning	33	2,940
Crowdstrike Holdings, Cl A *	11	5,973
Datadog, Cl A *	14	2,279
Dell Technologies, Cl C	12	1,944
EPAM Systems *	3	491
F5 *	3	759
Fair Isaac *	1	1,660
First Solar *	5	1,335
Fortinet *	27	2,334
Gartner *	3	745
Gen Digital	24	633
GoDaddy, Cl A *	6	799
Hewlett Packard Enterprise	54	1,319
HP	39	1,079
Intel *	186	7,438
International Business Machines	39	11,989
Intuit	12	8,011
Jabil	5	1,104
Keysight Technologies *	6	1,098
KLA	6	7,252
Lam Research	54	8,503
Microchip Technology	24	1,498
Micron Technology	47	10,517
Microsoft	312	161,557
Monolithic Power Systems	3	3,015
Motorola Solutions	6	2,440
NetApp	9	1,060
NVIDIA	1,025	207,552

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	18	$901
Oracle	69	18,120
Palantir Technologies, Cl A *	96	19,245
Palo Alto Networks *	27	5,946
PTC *	5	993
QUALCOMM	45	8,140
Roper Technologies	5	2,231
Salesforce	39	10,156
Seagate Technology Holdings	9	2,303
ServiceNow *	9	8,273
Skyworks Solutions	6	466
Super Micro Computer *	21	1,091
Synopsys *	8	3,631
Teledyne Technologies *	2	1,054
Teradyne	6	1,091
Texas Instruments	39	6,297
Trimble *	9	718
Tyler Technologies *	2	953
VeriSign	3	719
Western Digital	15	2,253
Workday, Cl A *	9	2,159
Zebra Technologies, Cl A *	3	808
		883,302
Materials — 1.7%
Air Products & Chemicals	9	2,183
Albemarle	6	589
Amcor PLC	99	782
Avery Dennison	3	525
Ball	12	564
CF Industries Holdings	6	500
Corteva	30	1,843
Dow	30	716
DuPont de Nemours	18	1,470
Eastman Chemical	6	357
Ecolab	11	2,820
Freeport-McMoRan	60	2,502
International Flavors & Fragrances	12	756
International Paper	21	811

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC	20	$8,366
LyondellBasell Industries, Cl A	12	557
Martin Marietta Materials	3	1,839
Mosaic	12	329
Newmont	47	3,806
Nucor	9	1,351
Packaging Corp of America	3	587
PPG Industries	9	880
Sherwin-Williams	9	3,105
Smurfit WestRock PLC	21	775
Solstice Advanced Materials *	8	338
Steel Dynamics	6	941
Vulcan Materials	6	1,737
		41,029
Real Estate — 1.9%
American Tower ‡	21	3,759
AvalonBay Communities ‡	6	1,044
BXP ‡	6	427
Camden Property Trust ‡	5	497
CBRE Group, Cl A *	14	2,134
CoStar Group *	21	1,445
Crown Castle ‡	20	1,804
Digital Realty Trust ‡	15	2,556
Equinix ‡	5	4,230
Equity Residential ‡	15	892
Essex Property Trust ‡	3	755
Extra Space Storage ‡	9	1,202
Federal Realty Investment Trust ‡	3	289
Host Hotels & Resorts ‡	30	481
Invitation Homes ‡	27	760
Iron Mountain ‡	14	1,441
Kimco Realty ‡	30	620
Mid-America Apartment Communities ‡	6	769
ProLogis ‡	42	5,212
Public Storage ‡	7	1,950
Realty Income ‡	42	2,435
Regency Centers ‡	9	621
SBA Communications, Cl A ‡	5	957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	15	$2,636
UDR ‡	15	505
Welltower ‡	30	5,431
Weyerhaeuser ‡	33	759
		45,611
Utilities — 2.3%
AES	30	416
Alliant Energy	12	802
Ameren	12	1,224
American Electric Power	23	2,766
American Water Works	9	1,156
Atmos Energy	6	1,030
CenterPoint Energy	27	1,032
CMS Energy	12	883
Consolidated Edison	15	1,461
Constellation Energy	13	4,901
Dominion Energy	36	2,113
DTE Energy	9	1,220
Duke Energy	33	4,102
Edison International	15	831
Entergy	18	1,730
Evergy	9	691
Eversource Energy	15	1,107
Exelon	42	1,937
FirstEnergy	21	962
NextEra Energy	87	7,082
NiSource	21	884
NRG Energy	9	1,547
PG&E	93	1,484
Pinnacle West Capital	5	443
PPL	30	1,096
Public Service Enterprise Group	21	1,692
Sempra	27	2,482
Southern	47	4,420
Vistra	14	2,636
WEC Energy Group	14	1,564

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	24	$1,948
		57,642
TOTAL UNITED STATES		2,443,548
TOTAL COMMON STOCK (Cost $2,393,004)		2,448,812
TOTAL INVESTMENTS — 99.9% (Cost $2,393,004)		$2,448,812

Percentages are based on Net Assets of $2,451,404.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Glossary (abbreviations which may be used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

US0003M — 3 Month USD Swap Rate

Statements of Assets and Liabilities

October 31, 2025

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF		Global X Social Media ETF		Global X Guru® Index ETF
Assets:
Cost of Investments	$1,135,769,185		$985,992,574		$157,073,273		$48,302,166
Cost of Repurchase Agreement	73,796,247		49,211,484		4,748,747		—
Cost (Proceeds) of Foreign Currency	161,397,590		—		—		—
Investments, at Value	$1,382,312,685	*	$1,010,104,908	*	$149,523,611	*	$56,421,813
Repurchase Agreement, at Value	73,796,247		49,211,484		4,748,747		—
Cash	3,291,111		1,083,022		—		42,126
Foreign Currency, at Value	161,397,606		—		—		—
Receivable for Investment Securities Sold	185,214,027		—		9,070,116		—
Dividend, Interest, and Securities Lending Income Receivable	936,120		3,374,235		22,280		12,969
Reclaim Receivable	165,501		546,784		10,571		143
Unrealized Appreciation on Spot Contracts	—		—		48		—
Receivable for Capital Shares Sold	—		—		2,266,972		—
Cash pledged as collateral on Futures Contracts	—		275,779		—		—
Receivable for Variation Margin on Futures Contracts	—		17,206		—		—
Due from Broker	101,148		68,490		4,491		—
Due from Custodian	—		350		—		—
Total Assets	1,807,214,445		1,064,682,258		165,646,836		56,477,051
Liabilities:
Obligation to Return Securities Lending Collateral	73,796,247		49,211,484		4,748,747		—
Payable for Investment Securities Purchased	348,138,958		519,493		3,911,581		—
Payable due to Investment Adviser	834,963		492,570		86,033		35,243
Unrealized Depreciation on Spot Contracts	87,117		—		—		—
Payable for Capital Shares Redeemed	—		32,075		6,382,392		—
Payable for Variation Margin on Futures Contracts	—		19,269		—		—
Cash Overdraft	—		—		825,207		—
Custodian Fees Payable	1,589		666		44		—
Due to Broker	—		124,097		—		—
Total Liabilities	422,858,874		50,399,654		15,954,004		35,243
Net Assets	$1,384,355,571		$1,014,282,604		$149,692,832		$56,441,808
Net Assets Consist of:
Paid-in Capital	$2,322,062,155		$1,917,840,113		$290,768,483		$72,313,743
Total Accumulated Losses	(937,706,584)		(903,557,509)		(141,075,651)		(15,871,935)
Net Assets	$1,384,355,571		$1,014,282,604		$149,692,832		$56,441,808
Outstanding Shares of Beneficial Interest

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
(unlimited authorization — no par value)	22,194,628	42,599,412	2,580,000	920,000
Net Asset Value, Offering and Redemption Price Per Share	$62.37	$23.81	$58.02	$61.35
*Includes Market Value of Securities on Loan	$119,027,184	$62,741,795	$5,191,361	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X SuperIncomeTM Preferred ETF	Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$129,413,134	$623,687,901		$36,428,253		$192,425,013
Cost of Repurchase Agreement	—	5,684,653		2,355,150		—
Investments, at Value	$132,576,780	$621,949,403	*	$38,393,577	*	$200,530,802
Repurchase Agreement, at Value	—	5,684,653		2,355,150		—
Cash	173,728	809,015		56,555		752,480
Receivable for Investment Securities Sold	1,397,235	—		—		—
Dividend, Interest, and Securities Lending Income Receivable	164,908	1,504,174		201,656		641,780
Reclaim Receivable	—	5,320		5,117		186,835
Cash pledged as collateral on Futures Contracts	—	—		13,684		123,834
Receivable for Variation Margin on Futures Contracts	—	—		—		2,430
Due from Broker	63,218	—		—		5,750
Total Assets	134,375,869	629,952,565		41,025,739		202,243,911
Liabilities:
Obligation to Return Securities Lending Collateral	—	5,684,653		2,355,150		—
Payable for Investment Securities Purchased	853,738	—		—		—
Payable due to Investment Adviser	55,171	241,211		20,535		99,818
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—		76,305		—
Payable for Variation Margin on Futures Contracts	—	—		1,400		2,446
Custodian Fees Payable	355	549		124		1,041
Due to Broker	40,049	—		31,322		—
Total Liabilities	949,313	5,926,413		2,484,836		103,305
Net Assets	$133,426,556	$624,026,152		$38,540,903		$202,140,606
Net Assets Consist of:
Paid-in Capital	$248,356,393	$903,201,209		$64,212,838		$492,475,485
Total Accumulated Losses	(114,929,837)	(279,175,057)		(25,671,935)		(290,334,879)
Net Assets	$133,426,556	$624,026,152		$38,540,903		$202,140,606
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	14,520,000	36,490,000		1,319,181		9,389,193
Net Asset Value, Offering and Redemption Price Per Share	$9.19	$17.10		$29.22		$21.53
*Includes Market Value of Securities on Loan	$—	$7,686,451		$2,225,323		$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$43,264,701		$732,090,633	$30,937,626	$54,709,813
Cost of Repurchase Agreement	1,544,009		—	—	946,008
Cost (Proceeds) of Foreign Currency	11		—	—	—
Investments, at Value	$26,061,736	*	$1,103,314,807	$33,547,158	$55,824,164	*
Repurchase Agreement, at Value	1,544,009		—	—	946,008
Cash	14,720		625,090	43,823	—
Foreign Currency, at Value	10		—	—	—
Reclaim Receivable	83,880		4,179	104,319	—
Dividend, Interest, and Securities Lending Income Receivable	61,219		481,868	99,956	9,935
Receivable for Capital Shares Sold	—		—	—	29,913
Due from Broker	17,761		6,695	—	—
Total Assets	27,783,335		1,104,432,639	33,795,256	56,810,020
Liabilities:
Obligation to Return Securities Lending Collateral	1,544,009		—	—	946,008
Payable due to Investment Adviser	14,961		266,977	15,503	25,713
Unrealized Depreciation on Spot Contracts	1		—	3	—
Cash Overdraft	—		—	—	53,591
Custodian Fees Payable	177		7	—	130
Due to Broker	69,127		1,839	—	29,913
Total Liabilities	1,628,275		268,823	15,506	1,055,355
Net Assets	$26,155,060		$1,104,163,816	$33,779,750	$55,754,665
Net Assets Consist of:
Paid-in Capital	$65,571,026		$759,724,575	$33,706,772	$100,303,107
Total Distributable Earnings (Accumulated Losses)	(39,415,966)		344,439,241	72,978	(44,548,442)
Net Assets	$26,155,060		$1,104,163,816	$33,779,750	$55,754,665
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	786,549		13,340,000	1,830,000	1,660,002
Net Asset Value, Offering and Redemption Price Per Share	$33.25		$82.77	$18.46	$33.59
*Includes Market Value of Securities on Loan	$1,463,134		$—	$—	$1,244,341

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Assets:
Cost of Investments	$23,351,725	$2,494,801	$2,877,560	$1,783,954
Investments, at Value	$25,858,975	$3,329,976	$3,353,739	$2,483,888
Cash	54,618	3,002	4,273	1,964
Dividend, Interest, and Securities Lending Income Receivable	55,776	387	385	1,051
Reclaim Receivable	29,834	—	—	8
Due from Broker	35,068	—	—	—
Total Assets	26,034,271	3,333,365	3,358,397	2,486,911
Liabilities:
Payable for Capital Shares Redeemed	35,068	—	—	—
Payable for Investment Securities Purchased	14,679	—	—	—
Payable due to Investment Adviser	7,191	687	805	484
Unrealized Depreciation on Spot Contracts	7	—	—	—
Options Written at Value (Premiums received $–, $–, $17,127 and $–, respectively)	—	—	40,366	—
Due to Broker	203	—	—	—
Total Liabilities	57,148	687	41,171	484
Net Assets	$25,977,123	$3,332,678	$3,317,226	$2,486,427
Net Assets Consist of:
Paid-in Capital	$24,188,459	$2,828,953	$2,861,696	$2,122,367
Total Distributable Earnings	1,788,664	503,725	455,530	364,060
Net Assets	$25,977,123	$3,332,678	$3,317,226	$2,486,427
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	710,000	90,000	100,000	80,000
Net Asset Value, Offering and Redemption Price Per Share	$36.59	$37.03	$33.17	$31.08

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF		Global X U.S. Electrification ETF
Assets:
Cost of Investments	$3,161,886	$8,960,489	$1,207,911,108		$231,050,409
Investments, at Value	$3,658,620	$10,230,038	$1,352,781,183	*	$247,035,315
Cash	3,840	—	2,758,038		259,542
Dividend, Interest, and Securities Lending Income Receivable	1,662	5,253	311,738		54,340
Reclaim Receivable	13	890	17,577		—
Receivable for Capital Shares Sold	—	—	—		25,824,278
Receivable for Investment Securities Sold	—	—	62,144		32,860,202
Cash pledged as collateral on Futures Contracts	—	—	263,488		—
Receivable for Variation Margin on Futures Contracts	—	—	18,590		—
Total Assets	3,664,135	10,236,181	1,356,212,758		306,033,677
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	15,311,374		—
Options Written at Value (Premiums received $5,240, $–, $– and $–, respectively)	7,054	—	—		—
Payable due to Investment Adviser	766	4,826	90,297		94,789
Payable for Capital Shares Redeemed	1	—	—		19,882,915
Payable for Investment Securities Purchased	—	—	—		38,903,289
Cash Overdraft	—	710	—		—
Custodian Fees Payable	—	28	—		—
Due to Broker	—	535	4,717		—
Total Liabilities	7,821	6,099	15,406,388		58,880,993
Net Assets	$3,656,314	$10,230,082	$1,340,806,370		$247,152,684
Net Assets Consist of:
Paid-in Capital	$3,251,800	$11,219,715	$1,217,207,329		$232,570,505
Total Distributable Earnings (Accumulated Losses)	404,514	(989,633)	123,599,041		14,582,179
Net Assets	$3,656,314	$10,230,082	$1,340,806,370		$247,152,684
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	120,000	420,000	13,880,000		8,080,000
Net Asset Value, Offering and Redemption Price Per Share	$30.47	$24.36	$96.60		$30.59
*Includes Market Value of Securities on Loan	$—	$—	$15,268,893		$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X S&P 500 U.S. Market Leaders Top 50 ETF	Global X S&P 500 U.S. Revenue Leaders ETF	Global X S&P 500® Christian Values ETF
Assets:
Cost of Investments	$1,723,997	$1,928,925	$2,393,004
Investments, at Value	$1,663,049	$2,045,186	$2,448,812
Cash	535	391	1,937
Dividend, Interest, and Securities Lending Income Receivable	1,659	1,243	1,226
Reclaim Receivable	—	1	9
Total Assets	1,665,243	2,046,821	2,451,984
Liabilities:
Payable due to Investment Adviser	413	330	580
Total Liabilities	413	330	580
Net Assets	$1,664,830	$2,046,491	$2,451,404
Net Assets Consist of:
Paid-in Capital	$1,723,033	$1,921,471	$2,394,252
Total Distributable Earnings (Accumulated Losses)	(58,203)	125,020	57,152
Net Assets	$1,664,830	$2,046,491	$2,451,404
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	60,000	70,000	30,000
Net Asset Value, Offering and Redemption Price Per Share	$27.75	$29.24	$81.71

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$7,939,515	$84,580,845	$1,052,332	$336,474
Interest Income	103,574	93,820	4,149	1,961
Security Lending Income, Net	3,250,738	1,120,890	74,324	33,965
Reclaim Income	1,271,491	—	—	—
Less: Foreign Taxes Withheld	(597,999)	(4,890,079)	(34,902)	(623)
Total Investment Income	11,967,319	80,905,476	1,095,903	371,777
Expenses:
Supervision and Administration Fees(1)	7,762,246	4,884,561	843,719	367,479
Custodian Fees(2)	21,061	16,373	2,033	83
Total Expenses	7,783,307	4,900,934	845,752	367,562
Waiver of Supervision and Administration Fees	–	(16,032)	–	–
Net Expenses	7,783,307	4,884,902	845,752	367,562
Net Investment Income	4,184,012	76,020,574	250,151	4,215
Net Realized Gain (Loss) on:
Investments(3)	(144,635,809)	19,617,432	5,951,151	9,109,392
Futures Contracts	—	1,128,468	—	—
Foreign Currency Transactions	(200,662)	(630,993)	(7,892)	—
Net Realized Gain (Loss)	(144,836,471)	20,114,907	5,943,259	9,109,392
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	560,642,599	65,721,544	35,688,961	3,303,973
Futures Contracts	—	170,776	—	—
Foreign Currency Translations	(17,565)	82,169	2,503	—
Net Change in Unrealized Appreciation (Depreciation)	560,625,034	65,974,489	35,691,464	3,303,973
Net Realized and Unrealized Gain (Loss)	415,788,563	86,089,396	41,634,723	12,413,365
Net Increase in Net Assets Resulting from Operations	$419,972,575	$162,109,970	$41,884,874	$12,417,580

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Investment Income:
Dividend Income	$9,382,281	$32,603,098	$2,583,914	$13,809,480
Interest Income	7,786	43,448	2,243	24,726
Security Lending Income, Net	30,087	127,041	9,945	—
Less: Foreign Taxes Withheld	—	(231,847)	(236,107)	(159,839)
Total Investment Income	9,420,154	32,541,740	2,359,995	13,674,367
Expenses:
Supervision and Administration Fees(1)	663,442	2,910,224	238,123	1,116,182
Custodian Fees(2)	1,911	11,258	4,862	2,369
Total Expenses	665,353	2,921,482	242,985	1,118,551
Net Investment Income	8,754,801	29,620,258	2,117,010	12,555,816
Net Realized Gain (Loss) on:
Investments(3)	(6,523,653)	40,235,055	1,003,200	158,623
Futures Contracts	—	—	64,399	12,421
Foreign Currency Transactions	—	—	(103,400)	(8,738)
Foreign Capital Gains Tax	—	—	(8,041)	—
Net Realized Gain (Loss)	(6,523,653)	40,235,055	956,158	162,306
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	392,081	(77,115,315)	5,335,307	2,423,506
Futures Contracts	—	—	11,205	27,634
Foreign Capital Gains Tax on Appreciated Securities	—	—	(1,648)	—
Foreign Currency Translations	—	—	53,562	13,303
Net Change in Unrealized Appreciation (Depreciation)	392,081	(77,115,315)	5,398,426	2,464,443
Net Realized and Unrealized Gain (Loss)	(6,131,572)	(36,880,260)	6,354,584	2,626,749
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,623,229	$(7,260,002)	$8,471,594	$15,182,565

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Investment Income:
Dividend Income	$599,281	$11,775,938	$1,087,464	$484,024
Interest Income	2,364	30,565	713	3,366
Security Lending Income, Net	16,521	28	—	55,555
Less: Foreign Taxes Withheld	(70,023)	(2,691)	(98,211)	(4,256)
Total Investment Income	548,143	11,803,840	989,966	538,689
Expenses:
Supervision and Administration Fees(1)	169,997	2,775,371	93,618	338,304
Custodian Fees(2)	480	477	533	354
Total Expenses	170,477	2,775,848	94,151	338,658
Net Investment Income	377,666	9,027,992	895,815	200,031
Net Realized Gain (Loss) on:
Investments(3)	(8,493,995)	75,584,170	20,866	9,793,461
Foreign Currency Transactions	(20,336)	—	270	6,433
Net Realized Gain (Loss)	(8,514,331)	75,584,170	21,136	9,799,894
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,605,783	107,707,346	2,709,435	6,000,410
Foreign Currency Translations	13,491	—	4,527	—
Net Change in Unrealized Appreciation (Depreciation)	10,619,274	107,707,346	2,713,962	6,000,410
Net Realized and Unrealized Gain (Loss)	2,104,943	183,291,516	2,735,098	15,800,304
Net Increase in Net Assets Resulting from Operations	$2,482,609	$192,319,508	$3,630,913	$16,000,335

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Investment Income:
Dividend Income	$627,050	$21,525	$17,371	$25,799
Interest Income	1,619	132	164	484
Reclaim Income	29,029	—	—	—
Less: Foreign Taxes Withheld	(87,604)	(56)	(49)	(8)
Total Investment Income	570,094	21,601	17,486	26,275
Expenses:
Supervision and Administration Fees(1)	72,319	7,297	6,085	5,133
Custodian Fees(2)	167	5	—	—
Total Expenses	72,486	7,302	6,085	5,133
Net Investment Income	497,608	14,299	11,401	21,142
Net Realized Gain (Loss) on:
Investments(3)	1,524,175	232,419	538,737	221,348
Purchased Options	—	(134,786)	(85,648)	(75,500)
Written Options	—	—	(110,332)	25
Foreign Currency Transactions	2,827	—	—	—
Net Realized Gain (Loss)	1,527,002	97,633	342,757	145,873
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,062,270	432,105	165,300	220,224
Purchased Options	—	(13,133)	(25,885)	(10,189)
Written Options	—	—	(30,711)	—
Foreign Currency Translations	859	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,063,129	418,972	108,704	210,035
Net Realized and Unrealized Gain (Loss)	3,590,131	516,605	451,461	355,908
Net Increase in Net Assets Resulting from Operations	$4,087,739	$530,904	$462,862	$377,050

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year or period ended October 31, 2025

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF	Global X U.S. Electrification ETF (1)
Investment Income:
Dividend Income	$40,213	$87,016	$17,683,941	$1,885,863
Interest Income	386	498	97,882	2,055
Security Lending Income, Net	—	—	672,470	—
Reclaim Income	—	7,376	—	—
Less: Foreign Taxes Withheld	(13)	(12,488)	(50,986)	—
Total Investment Income	40,586	82,402	18,403,307	1,887,918
Expenses:
Supervision and Administration Fees(2)	7,847	29,992	1,147,995	417,247
Custodian Fees(3)	40	49	2,865	233
Total Expenses	7,887	30,041	1,150,860	417,480
Net Investment Income	32,699	52,361	17,252,447	1,470,438
Net Realized Gain (Loss) on:
Investments(4)	595,935	(79,591)	113,169,335	8,655,582
Purchased Options	(294,565)	—	—	—
Written Options	(30,773)	—	—	—
Futures Contracts	—	—	(287,089)	—
Foreign Currency Transactions	—	(556)	—	—
Net Realized Gain (Loss)	270,597	(80,147)	112,882,246	8,655,582
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	146,796	2,044,234	48,060,690	15,984,906
Purchased Options	(23,452)	—	—	—
Written Options	(3,607)	—	—	—
Futures Contracts	—	—	56,222	—
Foreign Currency Translations	—	(80)	—	—
Net Change in Unrealized Appreciation (Depreciation)	119,737	2,044,154	48,116,912	15,984,906
Net Realized and Unrealized Gain (Loss)	390,334	1,964,007	160,999,158	24,640,488
Net Increase in Net Assets Resulting from Operations	$423,033	$2,016,368	$178,251,605	$26,110,926

(1)	The Fund commenced operations on December 17, 2024.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended October 31, 2025

	Global X S&P 500 U.S. Market Leaders Top 50 ETF (1)	Global X S&P 500 U.S. Revenue Leaders ETF (1)	Global X S&P 500® Christian Values ETF (2)
Investment Income:
Dividend Income	$23,557	$16,593	$1,886
Interest Income	43	42	—
Total Investment Income	23,600	16,635	1,886
Expenses:
Supervision and Administration Fees(3)	3,889	2,221	618
Custodian Fees(4)	1	—	—
Total Expenses	3,890	2,221	618
Net Investment Income	19,710	14,414	1,268
Net Realized Gain (Loss) on:
Investments(5)	315,959	248,494	76
Net Realized Gain (Loss)	315,959	248,494	76
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(60,948)	116,261	55,808
Net Change in Unrealized Appreciation (Depreciation)	(60,948)	116,261	55,808
Net Realized and Unrealized Gain (Loss)	255,011	364,755	55,884
Net Increase in Net Assets Resulting from Operations	$274,721	$379,169	$57,152

(1)	The Fund commenced operations on April 15, 2025.
(2)	The Fund commenced operations on September 23, 2025.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,184,012	$13,201,905	$76,020,574	$70,922,725
Net Realized Gain (Loss)	(144,836,471)	(193,462,841)	20,114,907	(23,014,955)
Net Change in Unrealized Appreciation (Depreciation)	560,625,034	39,536,654	65,974,489	92,087,615
Net Increase (Decrease) in Net Assets Resulting from Operations	419,972,575	(140,724,282)	162,109,970	139,995,385
Distributions:	(6,394,452)	(22,783,171)	(88,083,476)	(82,970,679)
Capital Share Transactions:
Issued	141,566,328	116,187,325	187,262,328	50,972,077
Redeemed	(445,941,037)	(773,318,360)	(36,028,581)	(18,085,050)
Increase (Decrease) in Net Assets from Capital Share Transactions	(304,374,709)	(657,131,035)	151,233,747	32,887,027
Total Increase (Decrease) in Net Assets	109,203,414	(820,638,488)	225,260,241	89,911,733
Net Assets:
Beginning of Year	1,275,152,157	2,095,790,645	789,022,363	699,110,630
End of Year	$1,384,355,571	$1,275,152,157	$1,014,282,604	$789,022,363
Share Transactions:
Issued	3,480,000	2,480,000	8,240,000	2,340,000
Redeemed	(10,650,000)	(17,400,000)	(1,520,000)	(800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,170,000)	(14,920,000)	6,720,000	1,540,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Guru® Index ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$250,151	$149,265	$4,215	$163,569
Net Realized Gain (Loss)	5,943,259	(11,464,854)	9,109,392	8,196,765
Net Change in Unrealized Appreciation (Depreciation)	35,691,464	39,129,234	3,303,973	7,367,835
Net Increase in Net Assets Resulting from Operations	41,884,874	27,813,645	12,417,580	15,728,169
Distributions:	(280,236)	(378,226)	(22,051)	(217,907)
Return of Capital:	—	(173,861)	(63,785)	—
Capital Share Transactions:
Issued	21,685,274	16,870,837	36,806,228	29,444,581
Redeemed	(32,696,716)	(65,429,755)	(37,691,062)	(41,717,193)
Decrease in Net Assets from Capital Share Transactions	(11,011,442)	(48,558,918)	(884,834)	(12,272,612)
Total Increase (Decrease) in Net Assets	30,593,196	(21,297,360)	11,446,910	3,237,650
Net Assets:
Beginning of Year	119,099,636	140,396,996	44,994,898	41,757,248
End of Year	$149,692,832	$119,099,636	$56,441,808	$44,994,898
Share Transactions:
Issued	380,000	410,000	700,000	720,000
Redeemed	(640,000)	(1,610,000)	(710,000)	(1,010,000)
Net Decrease in Shares Outstanding from Share Transactions	(260,000)	(1,200,000)	(10,000)	(290,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$8,754,801	$9,404,477	$29,620,258	$26,362,252
Net Realized Gain (Loss)	(6,523,653)	1,863,914	40,235,055	(14,393,928)
Net Change in Unrealized Appreciation (Depreciation)	392,081	23,040,899	(77,115,315)	130,700,573
Net Increase (Decrease) in Net Assets Resulting from Operations	2,623,229	34,309,290	(7,260,002)	142,668,897
Distributions:	(9,102,947)	(9,677,017)	(43,258,173)	(38,896,520)
Capital Share Transactions:
Issued	27,214,419	51,586,318	334,256,977	52,943,209
Redeemed	(38,017,571)	(82,999,264)	(304,547,412)	(102,780,324)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,803,152)	(31,412,946)	29,709,565	(49,837,115)
Total Increase (Decrease) in Net Assets	(17,282,870)	(6,780,673)	(20,808,610)	53,935,262
Net Assets:
Beginning of Year	150,709,426	157,490,099	644,834,762	590,899,500
End of Year	$133,426,556	$150,709,426	$624,026,152	$644,834,762
Share Transactions:
Issued	2,920,000	5,240,000	17,760,000	2,990,000
Redeemed	(4,120,000)	(8,710,000)	(16,130,000)	(5,950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,200,000)	(3,470,000)	1,630,000	(2,960,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,117,010	$2,903,259	$12,555,816	$13,198,901
Net Realized Gain (Loss)	956,158	2,196,556	162,306	(42,571,639)
Net Change in Unrealized Appreciation (Depreciation)	5,398,426	2,101,831	2,464,443	78,531,466
Net Increase in Net Assets Resulting from Operations	8,471,594	7,201,646	15,182,565	49,158,728
Distributions:	(2,052,122)	(3,099,999)	(11,318,951)	(14,475,897)
Return of Capital:	(203,005)	—	(5,032,543)	(3,572,605)
Capital Share Transactions:
Issued	271,948	285,437	13,209,728	9,329,225
Redeemed	(4,181,036)	(9,727,461)	(30,476,066)	(37,516,690)
Decrease in Net Assets from Capital Share Transactions	(3,909,088)	(9,442,024)	(17,266,338)	(28,187,465)
Total Increase (Decrease) in Net Assets	2,307,379	(5,340,377)	(18,435,267)	2,922,761
Net Assets:
Beginning of Year	36,233,524	41,573,901	220,575,873	217,653,112
End of Year	$38,540,903	$36,233,524	$202,140,606	$220,575,873
Share Transactions:
Issued	10,000	10,000	610,000	460,000
Redeemed	(160,000)	(390,000)	(1,520,000)	(1,820,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(380,000)	(910,000)	(1,360,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Renewable Energy Producers ETF‡		Global X S&P 500® Catholic Values ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$377,666	$488,950	$9,027,992	$9,272,247
Net Realized Gain (Loss)	(8,514,331)	(8,622,481)	75,584,170	44,965,062
Net Change in Unrealized Appreciation (Depreciation)	10,619,274	11,460,523	107,707,346	192,334,216
Net Increase in Net Assets Resulting from Operations	2,482,609	3,326,992	192,319,508	246,571,525
Distributions:	(306,303)	(604,064)	(9,146,709)	(8,941,586)
Capital Share Transactions:
Issued	5,690	—	192,992,109	101,654,644
Redeemed	(10,008,363)	(12,538,188)	(171,519,803)	(111,563,065)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,002,673)	(12,538,188)	21,472,306	(9,908,421)
Total Increase (Decrease) in Net Assets	(7,826,367)	(9,815,260)	204,645,105	227,721,518
Net Assets:
Beginning of Year	33,981,427	43,796,687	899,518,711	671,797,193
End of Year	$26,155,060	$33,981,427	$1,104,163,816	$899,518,711
Share Transactions:
Issued	—	—	2,650,000	1,590,000
Redeemed	(2,703,451)	(406,667)	(2,400,000)	(1,700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,703,451)	(406,667)	250,000	(110,000)

‡ The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 3 reverse share split on close of business August 29, 2025 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X E-commerce ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$895,815	$636,302	$200,031	$175,004
Net Realized Gain (Loss)	21,136	495,445	9,799,894	(7,253,175)
Net Change in Unrealized Appreciation (Depreciation)	2,713,962	993,082	6,000,410	37,703,762
Net Increase in Net Assets Resulting from Operations	3,630,913	2,124,829	16,000,335	30,625,591
Distributions:	(872,114)	(677,906)	(241,541)	(154,261)
Capital Share Transactions:
Issued	22,513,304	4,727,233	32,405,084	2,421,200
Redeemed	(2,323,428)	(5,425,057)	(48,640,696)	(38,729,592)
Increase (Decrease) in Net Assets from Capital Share Transactions	20,189,876	(697,824)	(16,235,612)	(36,308,392)
Total Increase (Decrease) in Net Assets	22,948,675	749,099	(476,818)	(5,837,062)
Net Assets:
Beginning of Year	10,831,075	10,081,976	56,231,483	62,068,545
End of Year	$33,779,750	$10,831,075	$55,754,665	$56,231,483
Share Transactions:
Issued	1,260,000	320,000	1,110,000	100,000
Redeemed	(160,000)	(380,000)	(1,560,000)	(1,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,100,000	(60,000)	(450,000)	(1,550,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P Catholic Values Developed ex-U.S. ETF		Global X NASDAQ 100® Tail Risk ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$497,608	$344,498	$14,299	$13,732
Net Realized Gain (Loss)	1,527,002	1,812,411	97,633	(38,472)
Net Change in Unrealized Appreciation (Depreciation)	2,063,129	1,187,452	418,972	553,452
Net Increase in Net Assets Resulting from Operations	4,087,739	3,344,361	530,904	528,712
Distributions:	(453,571)	(400,397)	(14,683)	(10,896)
Capital Share Transactions:
Issued	16,634,386	4,720,088	968,701	1,328,808
Redeemed	(7,020,613)	(9,419,485)	(859,390)	(501,847)
Increase (Decrease) in Net Assets from Capital Share Transactions	9,613,773	(4,699,397)	109,311	826,961
Total Increase (Decrease) in Net Assets	13,247,941	(1,755,433)	625,532	1,344,777
Net Assets:
Beginning of Year	12,729,182	14,484,615	2,707,146	1,362,369
End of Year	$25,977,123	$12,729,182	$3,332,678	$2,707,146
Share Transactions:
Issued	500,000	150,000	30,000	50,000
Redeemed	(200,000)	(300,000)	(30,000)	(20,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	(150,000)	—	30,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Collar 95-110 ETF		Global X S&P 500® Tail Risk ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$11,401	$13,750	$21,142	$32,789
Net Realized Gain (Loss)	342,757	9,497	145,873	133,289
Net Change in Unrealized Appreciation (Depreciation)	108,704	505,587	210,035	641,746
Net Increase in Net Assets Resulting from Operations	462,862	528,834	377,050	807,824
Distributions:	(155,595)	(13,700)	(451,558)	(32,910)
Capital Share Transactions:
Issued	2,493,236	—	557,718	295,892
Redeemed	(1,286,795)	(823,650)	(568,466)	(922,471)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,206,441	(823,650)	(10,748)	(626,579)
Total Increase (Decrease) in Net Assets	1,513,708	(308,516)	(85,256)	148,335
Net Assets:
Beginning of Year	1,803,518	2,112,034	2,571,683	2,423,348
End of Year	$3,317,226	$1,803,518	$2,486,427	$2,571,683
Share Transactions:
Issued	80,000	—	20,000	10,000
Redeemed	(40,000)	(30,000)	(20,000)	(30,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	40,000	(30,000)	—	(20,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Collar 95-110 ETF		Global X Disruptive Materials ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$32,699	$27,493	$52,361	$51,129
Net Realized Gain (Loss)	270,597	89,516	(80,147)	(872,431)
Net Change in Unrealized Appreciation (Depreciation)	119,737	515,442	2,044,154	1,720,719
Net Increase in Net Assets Resulting from Operations	423,033	632,451	2,016,368	899,417
Distributions:	(316,521)	(28,907)	(61,028)	(77,577)
Capital Share Transactions:
Issued	6,981,128	—	5,076,466	564,782
Redeemed	(5,349,211)	(906,822)	(2,766,359)	(3,105,834)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,631,917	(906,822)	2,310,107	(2,541,052)
Total Increase (Decrease) in Net Assets	1,738,429	(303,278)	4,265,447	(1,719,212)
Net Assets:
Beginning of Year	1,917,885	2,221,163	5,964,635	7,683,847
End of Year	$3,656,314	$1,917,885	$10,230,082	$5,964,635
Share Transactions:
Issued	260,000	—	220,000	40,000
Redeemed	(200,000)	(30,000)	(170,000)	(210,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	60,000	(30,000)	50,000	(170,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 ETF		Global X U.S. Electrification ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024(1)	Period Ended October 31, 2025(2)
Operations:
Net Investment Income	$17,252,447	$7,284,552	$1,470,438
Net Realized Gain (Loss)	112,882,246	27,727,352	8,655,582
Net Change in Unrealized Appreciation (Depreciation)	48,116,912	96,797,313	15,984,906
Net Increase in Net Assets Resulting from Operations	178,251,605	131,809,217	26,110,926
Distributions:	(21,920,075)	(5,855,188)	(1,403,837)
Capital Share Transactions:
Issued	376,217,129	1,614,350,981	285,298,182
Redeemed	(626,682,397)	(305,364,902)	(62,852,587)
Increase (Decrease) in Net Assets from Capital Share Transactions	(250,465,268)	1,308,986,079	222,445,595
Total Increase (Decrease) in Net Assets	(94,133,738)	1,434,940,108	247,152,684
Net Assets:
Beginning of Period	1,434,940,108	—	—
End of Period	$1,340,806,370	$1,434,940,108	$247,152,684
Share Transactions:
Issued	4,400,000	20,380,000	10,430,000
Redeemed	(7,250,000)	(3,650,000)	(2,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,850,000)	16,730,000	8,080,000

(1)	The Fund commenced operations on June 4, 2024.
(2)	The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500 U.S. Market Leaders Top 50 ETF	Global X S&P 500 U.S. Revenue Leaders ETF
	Period Ended October 31, 2025(1)	Period Ended October 31, 2025(1)
Operations:
Net Investment Income	$19,710	$14,414
Net Realized Gain (Loss)	315,959	248,494
Net Change in Unrealized Appreciation (Depreciation)	(60,948)	116,261
Net Increase in Net Assets Resulting from Operations	274,721	379,169
Distributions:	(4,415)	(4,713)
Capital Share Transactions:
Issued	3,915,595	4,141,712
Redeemed	(2,521,071)	(2,469,677)
Increase in Net Assets from Capital Share Transactions	1,394,524	1,672,035
Total Increase in Net Assets	1,664,830	2,046,491
Net Assets:
Beginning of Period	—	—
End of Period	$1,664,830	$2,046,491
Share Transactions:
Issued	150,000	160,000
Redeemed	(90,000)	(90,000)

Net Increase in Shares Outstanding from Share Transactions	60,000	70,000

(1)	The Fund commenced operations on April 15, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X S&P 500® Christian Values ETF
Period Ended October 31, 2025(1)
Operations:
Net Investment Income	$1,268
Net Realized Gain (Loss)	76
Net Change in Unrealized Appreciation (Depreciation)	55,808
Net Increase in Net Assets Resulting from Operations	57,152
Capital Share Transactions:
Issued	2,394,252
Increase in Net Assets from Capital Share Transactions	2,394,252
Total Increase in Net Assets	2,451,404
Net Assets:
Beginning of Period	—
End of Period	$2,451,404
Share Transactions:
Issued	30,000

Net Increase in Shares Outstanding from Share Transactions	30,000

(1)	The Fund commenced operations on September 23, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Lithium & Battery Tech ETF
2025	43.42	0.17	19.05	19.22	(0.27)	—	—
2024	47.33	0.37	(3.67)	(3.30)	(0.61)	—	—
2023	67.13	0.58	(19.66)	(19.08)	(0.72)	—	—
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
Global X SuperDividend® ETF
2025	21.99	1.98	2.16	4.14	(2.32)	—	—
2024	20.36	2.03	1.98	4.01	(2.38)	—	—
2023(1)	23.05	2.11	(2.02)	0.09	(2.22)	—	(0.56)
2022(1)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(1)	31.83	2.82	7.38	10.20	(3.00)	—	—
Global X Social Media ETF
2025	41.94	0.10	16.09	16.19	(0.11)	—	—
2024	34.75	0.04	7.31	7.35	(0.11)	—	(0.05)
2023	24.88	0.19	9.87	10.06	(0.19)	—	—
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.27)	62.37	44.60	1,384,356	0.75	0.40	51.63
(0.61)	43.42	(7.04)	1,275,152	0.75	0.84	22.87
(0.72)	47.33	(28.63)	2,095,791	0.75	0.92	19.76
(0.21)	67.13	(26.10)	3,899,509	0.75	0.33	38.73
(0.12)	91.07	112.89	5,375,399	0.75	0.17	39.09

(2.32)	23.81	20.40	1,014,283	0.58	9.02	68.09
(2.38)	21.99	20.42	789,022	0.58	9.23	92.54
(2.78)	20.36	(0.31)	699,111	0.58	9.18	91.59
(3.61)	23.05	(33.80)	676,279	0.61	7.39	91.10
(3.00)	39.03	32.21	930,431	0.58	6.98	82.37

(0.11)	58.02	38.63	149,693	0.65	0.19	9.79
(0.16)	41.94	21.15	119,100	0.65	0.10	16.85
(0.19)	34.75	40.40	140,397	0.65	0.53	29.09
(0.12)	24.88	(59.24)	103,245	0.65	0.06	21.59
—	61.26	17.94	401,893	0.65	(0.48)	30.89

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2025	48.38	—	13.06	13.06	(0.02)	—	(0.07)
2024	34.23	0.16	14.18	14.34	(0.19)	—	—
2023	33.48	0.12	0.75	0.87	(0.11)	—	(0.01)
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
Global X SuperIncome™ Preferred ETF
2025	9.59	0.58	(0.38)	0.20	(0.60)	—	—
2024	8.21	0.55	1.39	1.94	(0.56)	—	—
2023	9.67	0.60	(1.44)	(0.84)	(0.62)	—	—
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
Global X SuperDividend® U.S. ETF
2025	18.50	0.83	(1.02)	(0.19)	(1.21)	—	—
2024	15.62	0.74	3.23	3.97	(1.09)	—	—
2023	19.18	0.69	(3.02)	(2.33)	(0.90)	—	(0.33)
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.09)	61.35	27.04	56,442	0.75	0.01	86.33
(0.19)	48.38	41.98	44,995	0.75	0.37	100.83
(0.12)	34.23	2.58	41,757	0.75	0.35	100.70
(0.05)	33.48	(33.28)	46,535	0.75	0.02	111.39
(0.90)	50.24	37.43	75,856	0.75	1.47	121.91

(0.60)	9.19	2.33	133,427	0.48	6.35	73.21
(0.56)	9.59	24.16	150,709	0.48	5.93	63.31
(0.62)	8.21	(9.26)	157,490	0.53	6.47	109.60
(0.68)	9.67	(13.81)	195,159	0.58	5.04	39.39
(0.68)	11.94	13.71	234,953	0.58	5.13	98.47

(1.21)	17.10	(1.18)	624,026	0.45	4.58	41.47
(1.09)	18.50	26.21	644,835	0.45	4.28	53.21
(1.23)	15.62	(12.60)	590,900	0.45	3.91	63.24
(1.21)	19.18	1.16	683,864	0.45	3.34	38.51
(1.10)	20.13	42.53	669,734	0.45	3.41	60.53

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2025	24.66	1.52	4.66	6.18	(1.47)	—	(0.15)
2024	22.48	1.70	2.28	3.98	(1.80)	—	—
2023(1)	21.36	1.95	1.00	2.95	(1.83)	—	—
2022(1)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(1)	28.59	3.06	4.35	7.41	(2.22)	—	—
Global X SuperDividend® REIT ETF
2025	21.42	1.36	0.52	1.88	(1.23)	—	(0.54)
2024	18.67	1.22	3.20	4.42	(1.34)	—	(0.33)
2023(1)	21.65	1.28	(2.60)	(1.32)	(1.10)	—	(0.56)
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
Global X Renewable Energy Producers ETF
2025(2)	29.22	0.15	4.19	4.34	(0.31)	—	—
2024(2)	27.90	0.36	1.41	1.77	(0.45)	—	—
2023(2)	39.15	0.45	(11.28)	(10.83)	(0.42)	—	—
2022(2)	50.46	0.45	(11.28)	(10.83)	(0.48)	—	—
2021(2)	44.61	0.69	6.15	6.84	(0.90)	(0.09)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on August 29, 2025. (See Note 9 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(1.62)	29.22	26.06	38,541	0.66	5.78	69.54
(1.80)	24.66	17.80	36,234	0.66	6.70	88.93
(1.83)	22.48	13.77	41,574	0.68	8.22	87.06
(2.65)	21.36	(30.80)	39,168	0.67	5.88	101.78
(2.22)	33.78	25.83	62,696	0.72	8.59	102.27

(1.77)	21.53	9.34	202,141	0.58	6.52	44.38
(1.67)	21.42	24.41	220,576	0.58	5.90	84.50
(1.66)	18.67	(6.97)	217,653	0.59	5.90	92.84
(1.80)	21.65	(21.21)	286,655	0.59	4.36	82.67
(1.86)	29.46	38.84	467,934	0.58	3.99	59.44

(0.31)	33.25	15.08	26,155	0.65	1.44	31.79
(0.45)	29.22	6.18	33,981	0.65	1.20	16.51
(0.42)	27.90	(27.93)	43,797	0.65	1.18	12.68
(0.48)	39.15	(21.57)	90,970	0.66	1.01	18.33
(0.99)	50.46	15.37	146,976	0.65	1.39	55.97

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Catholic Values ETF
2025	68.72	0.69	14.05	14.74	(0.69)	—	—
2024	50.89	0.70	17.80	18.50	(0.67)	—	—
2023	47.19	0.65	3.68	4.33	(0.63)	—	—
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
Global X MSCI SuperDividend® EAFE ETF
2025	14.84	0.91	3.66	4.57	(0.95)	—	—
2024	12.76	0.87	2.13	3.00	(0.92)	—	—
2023	11.98	0.78	0.92	1.70	(0.92)	—	—
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
Global X E-commerce ETF
2025	26.65	0.09	6.96	7.05	(0.11)	—	—
2024	16.96	0.06	9.69	9.75	(0.06)	—	—
2023	15.14	—	1.84	1.84	—	—	(0.02)
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.69)	82.77	21.59	1,104,164	0.29	0.94	9.79
(0.67)	68.72	36.53	899,519	0.29	1.11	8.42
(0.63)	50.89	9.22	671,797	0.29	1.28	6.70
(0.65)	47.19	(16.53)	549,288	0.29	1.17	6.79
(0.55)	57.22	43.54	593,985	0.29	1.09	8.29

(0.95)	18.46	32.01	33,780	0.55	5.26	34.85
(0.92)	14.84	23.95	10,831	0.55	5.98	64.02
(0.92)	12.76	14.08	10,082	0.56	5.76	37.00
(0.94)	11.98	(18.12)	8,384	0.57	6.89	34.00
(0.71)	15.62	43.05	14,058	0.55	5.12	88.53

(0.11)	33.59	26.48	55,755	0.50	0.30	19.38
(0.06)	26.65	57.51	56,231	0.50	0.26	31.04
(0.02)	16.96	12.13	62,069	0.50	(0.02)	26.67
(0.16)	15.14	(51.19)	42,241	0.50	0.34	25.82
(0.26)	31.19	17.39	197,751	0.50	(0.11)	14.64

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2025	31.05	0.80	5.44	6.24	(0.70)	—	—
2024	25.87	0.74	5.44	6.18	(1.00)	—	—
2023	23.30	0.77	2.39	3.16	(0.59)	—	—
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
Global X NASDAQ 100® Tail Risk ETF
2025	30.08	0.16	6.96	7.12	(0.17)	—	—
2024	22.71	0.17	7.37	7.54	(0.17)	—	—
2023	19.08	0.07	3.63	3.70	(0.07)	—	—
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(1)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Collar 95-110 ETF
2025	30.06	0.14	5.54	5.68	(0.16)	(2.41)	—
2024	23.47	0.18	6.59	6.77	(0.18)	—	—
2023	22.00	0.08	1.46	1.54	(0.07)	—	—
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(1)	25.27	(0.01)	0.52	0.51	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.61%.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.70)	36.59	20.40	25,977	0.35		2.41		12.92
(1.00)	31.05	24.02	12,729	0.35		2.44		12.13
(0.59)	25.87	13.45	14,485	0.35		2.80		13.64
(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17

(0.17)	37.03	23.76	3,333	0.25		0.49		6.24
(0.17)	30.08	33.26	2,707	0.25		0.61		5.84
(0.07)	22.71	19.42	1,362	0.53		0.35		19.43
(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(2.57)	33.17	20.00	3,317	0.25		0.47		7.94
(0.18)	30.06	28.90	1,804	0.25		0.66		9.99
(0.07)	23.47	7.01	2,112	0.55		0.35		18.56
(0.44)	22.00	(13.19)	3,081	0.62	(2)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Tail Risk ETF
2025	32.15	0.30	4.29	4.59	(0.32)	(5.34)	—
2024	24.23	0.35	7.93	8.28	(0.36)	—	—
2023	23.21	0.27	1.00	1.27	(0.25)	—	—
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(1)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Collar 95-110 ETF
2025	31.96	0.30	3.36	3.66	(0.35)	(4.80)	—
2024	24.68	0.34	7.30	7.64	(0.36)	—	—
2023	24.47	0.28	0.26	0.54	(0.33)	—	—
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(1)	27.28	0.03	0.26	0.29	—	—	—
Global X Disruptive Materials ETF
2025	16.12	0.18	8.29	8.47	(0.23)	—	—
2024	14.23	0.12	1.95	2.07	(0.18)	—	—
2023	18.07	0.34	(3.88)	(3.54)	(0.30)	—	—
2022(3)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.61%.
(3)	The Fund commenced operations on January 24, 2022. Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(5.66)	31.08	16.60	2,486	0.25		1.03		3.07
(0.36)	32.15	34.36	2,572	0.25		1.19		3.45
(0.25)	24.23	5.51	2,423	0.54		1.10		2.71
(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(5.15)	30.47	13.09	3,656	0.25		1.04		20.62
(0.36)	31.96	31.11	1,918	0.25		1.17		3.46
(0.33)	24.68	2.20	2,221	0.55		1.11		3.09
(0.56)	24.47	(9.40)	3,915	0.64	(2)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.23)	24.36	53.32	10,230	0.59		1.03		46.17
(0.18)	16.12	14.61	5,965	0.59		0.83		22.42
(0.30)	14.23	(19.96)	7,684	0.59		1.84		36.55
(0.25)	18.07	(22.98)	3,433	0.60	†	2.72	†	25.34

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 ETF
2025	85.77	1.04	11.12	12.16	(1.30)	(0.03)	—
2024(1)	79.35	0.47	6.30	6.77	(0.35)	—	—
Global X U.S. Electrification ETF
2025(2)	24.64	0.42	5.91	6.33	(0.38)	—	—
Global X S&P 500 U.S. Market Leaders Top 50 ETF
2025(3)	25.15	0.21	2.43	2.64	(0.04)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 4, 2024.
(2)	The Fund commenced operations on December 17, 2024.
(3)	The Fund commenced operations on April 15, 2025.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.33)	96.60	14.35	1,340,806	0.08		1.20		13.42
(0.35)	85.77	8.53	1,434,940	0.08	†	1.36	†	7.75

(0.38)	30.59	25.93	247,153	0.50	†	1.76	†	18.09

(0.04)	27.75	10.52	1,665	0.29	†	1.47	†	24.90

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500 U.S. Revenue Leaders ETF
2025(1)	24.91	0.19	4.22	4.41	(0.08)	—	—
Global X S&P 500® Christian Values ETF
2025(2)	79.61	0.05	2.05	2.10	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 15, 2025.
(2)	The Fund commenced operations on September 23, 2025.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.08)	29.24	17.71	2,046	0.19	†	1.23	†	8.78

—	81.71	2.64	2,451	0.29	†	0.59	†	1.12

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2025

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2025, the Trust had one hundred eleven portfolios, one hundred two of which were operational. The financial statements herein and the related notes pertain to the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X MSCI SuperDividend® EAFE ETF, Global X E-commerce ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF, Global X Disruptive Materials ETF, Global X Russell 2000 ETF, Global X U.S. Electrification ETF, Global X S&P 500 U.S. Market Leaders Top 50 ETF, Global X S&P 500 U.S. Revenue Leaders ETF and Global X S&P 500® Christian Values ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF, and Global X Russell 2000 ETF) has elected non-diversified status under the 1940 Act.

The Global X U.S. Electrification ETF commenced operations on December 17, 2024.

The Global X S&P 500 U.S. Revenue Leaders ETF and Global X S&P 500 U.S. Market Leaders Top 50 ETF commenced operations on April 15, 2025.

The Global X S&P 500® Christian Values ETF commenced operations on September 23, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs — Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

FOREIGN TAXES — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the year ended October 31, 2025, the Global X MSCI SuperDividend® Emerging Markets ETF accrued foreign capital gains tax in the amount of $76,305 as shown on the Statements of Assets and Liabilities.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRAs”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of October 31, 2025, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Lithium & Battery Tech ETF	10,000	$600	$600
Global X SuperDividend® ETF	10,000	900	900
Global X Social Media ETF	10,000	250	250
Global X Guru® Index ETF	10,000	250	250
Global X SuperIncome™ Preferred ETF	10,000	250	250
Global X SuperDividend® U.S. ETF	10,000	150	150
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	900	900
Global X SuperDividend® REIT ETF	10,000	250	250
Global X Renewable Energy Producers ETF	10,000	400	400
Global X S&P 500® Catholic Values ETF	10,000	1,400	1,400
Global X MSCI SuperDividend® EAFE ETF	10,000	300	300
Global X E-commerce ETF	10,000	250	250
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	2,300	2,300
Global X NASDAQ 100® Tail Risk ETF	10,000	250	250
Global X NASDAQ 100® Collar 95-110 ETF	10,000	300	300
Global X S&P 500® Tail Risk ETF	10,000	800	800
Global X S&P 500® Collar 95-110 ETF	10,000	1,700	1,700
Global X Disruptive Materials ETF	10,000	400	400
Global X Russell 2000 ETF	10,000	2,500	2,500
Global X U.S. Electrification ETF	10,000	250	250

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X S&P 500 U.S. Market Leaders Top 50 ETF	10,000	$250	$250
Global X S&P 500 U.S. Revenue Leaders ETF	10,000	500	500
Global X S&P 500® Christian Values ETF	10,000	1,400	1,400

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING — To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statements of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

Notes to Financial Statements (Continued)
October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF and Global X S&P 500® Collar 95-110 ETF may write call and/or put options that correspond to their respective reference index. By writing a call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services

Notes to Financial Statements (Continued)
October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of each Fund’s respective average daily net assets) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)
October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee

Global X Lithium & Battery Tech ETF	0.75%
Global X SuperDividend® ETF(1)	0.58%
Global X Social Media ETF	0.65%
Global X Guru® Index ETF	0.75%
Global X SuperIncomeTM Preferred ETF	0.48%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X E-commerce ETF	0.50%
Global X S&P 500® Catholic Values Developed ex-U.S. ETF	0.35%
Global X NASDAQ 100® Tail Risk ETF	0.25%
Global X NASDAQ 100® Collar 95-110 ETF	0.25%
Global X S&P 500® Tail Risk ETF	0.25%
Global X S&P 500® Collar 95-110 ETF	0.25%
Global X Disruptive Materials ETF	0.59%
Global X Russell 2000 ETF	0.08%
Global X U.S. Electrification ETF	0.50%
Global X S&P 500 U.S. Market Leaders Top 50 ETF	0.29%
Global X S&P 500 U.S. Revenue Leaders ETF	0.19%
Global X S&P 500® Christian Values ETF	0.29%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X SuperDividend® ETF to the extent necessary to assure that the operating expenses of the Global X SuperDividend® ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.58% of the average daily net assets of the Global X SuperDividend® ETF per year until at least March 1, 2026.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general

Notes to Financial Statements (Continued)
October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and Transfer Agent of the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF, Global X Russell 2000 ETF, Global X U.S. Electrification ETF, Global X S&P 500 U.S. Market Leaders Top 50 ETF, Global X S&P 500 U.S. Revenue Leaders ETF and the Global X S&P 500® Christian Values ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the Funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Continued)
October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

For all Funds other than the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF and the Global X Russell 2000 ETF, BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Lithium & Battery Tech ETF	$542,835,116	$668,936,538
Global X SuperDividend® ETF	651,791,548	573,397,325
Global X Social Media ETF	16,105,288	12,669,989
Global X Guru® Index ETF	42,747,502	42,136,630
Global X SuperIncome™ Preferred ETF	102,087,376	102,913,792
Global X SuperDividend® U.S. ETF	270,900,438	286,489,712
Global X MSCI SuperDividend® Emerging Markets ETF	25,326,707	27,125,683
Global X SuperDividend® REIT ETF	86,017,408	85,727,216
Global X Renewable Energy Producers ETF	8,357,035	9,379,961
Global X S&P 500® Catholic Values ETF	94,406,399	94,180,318
Global X MSCI SuperDividend® EAFE ETF	9,589,884	6,033,694
Global X E-commerce ETF	13,291,898	12,919,608
Global X S&P Catholic Values Developed ex-U.S. ETF	7,345,085	2,634,235
Global X NASDAQ 100® Tail Risk ETF	182,006	332,847
Global X NASDAQ 100® Collar 95-110 ETF	192,355	620,734
Global X S&P 500® Tail Risk ETF	62,961	559,643
Global X S&P 500® Collar 95-110 ETF	591,548	1,107,256
Global X Disruptive Materials ETF	3,417,882	2,421,680
Global X Russell 2000 ETF	191,295,337	196,865,726
Global X U.S. Electrification ETF	19,084,113	18,675,000
Global X S&P 500 U.S. Market Leaders Top 50 ETF	605,352	587,845

Notes to Financial Statements (Continued)
October 31, 2025

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X S&P 500 U.S. Revenue Leaders ETF	$193,856	$187,862
Global X S&P 500® Christian Values ETF	18,268	18,110

During the year ended October 31, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Lithium & Battery Tech ETF	$64,690,905	$247,794,802	$27,059,463
Global X SuperDividend® ETF	103,741,819	36,621,909	16,771,742
Global X Social Media ETF	14,863,415	29,501,794	10,566,240
Global X Guru® Index ETF	36,587,844	37,957,430	10,758,721
Global X SuperIncome™ Preferred ETF	27,052,501	37,832,319	1,088,341
Global X SuperDividend® U.S. ETF	332,596,690	299,610,248	73,527,399
Global X MSCI SuperDividend® Emerging Markets ETF	–	2,291,730	317,766
Global X SuperDividend® REIT ETF	10,584,962	30,435,503	419,318
Global X Renewable Energy Producers ETF	–	8,702,630	(2,831,886)
Global X S&P 500® Catholic Values ETF	192,041,831	170,547,088	88,377,564
Global X MSCI SuperDividend® EAFE ETF	18,896,343	2,330,021	144,658
Global X E-commerce ETF	31,768,522	48,321,907	15,390,988
Global X S&P Catholic Values Developed ex-U.S. ETF	11,745,923	6,872,226	1,972,302
Global X NASDAQ 100® Tail Risk ETF	970,429	850,811	221,958
Global X NASDAQ 100® Collar 95-110 ETF	2,540,124	1,274,984	533,910
Global X S&P 500® Tail Risk ETF	536,719	557,377	153,688
Global X S&P 500® Collar 95-110 ETF	6,711,139	5,194,960	589,149
Global X Disruptive Materials ETF	3,306,185	1,995,796	234,820
Global X Russell 2000 ETF	374,676,158	623,288,030	135,339,234
Global X U.S. Electrification ETF	284,492,813	62,507,088	10,124,910
Global X S&P 500 U.S. Market Leaders Top 50 ETF	3,920,138	2,529,606	328,509
Global X S&P 500 U.S. Revenue Leaders ETF	4,132,206	2,457,604	249,436
Global X S&P 500® Christian Values ETF	2,392,773	–	–

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2025.

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X SuperDividend® ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$105,949	*	Equity contracts	Unrealized depreciation on Futures Contracts	$(12,802)	*
Total Derivatives not accounted for as hedging instruments		$105,949				$(12,802)

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$8,113	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$8,113				$–

Global X SuperDividend® REIT ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$–	*	Equity contracts	Unrealized depreciation on Futures Contracts	$(25,812)	*
Total Derivatives not accounted for as hedging instruments		$–				$(25,812)

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	Investments, at value	$11,493	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$11,493				$–

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	Investments, at value	$22,117	**	Equity contracts	Options written, at value	$40,366
Total Derivatives not accounted for as hedging instruments		$22,117				$40,366

Global X S&P 500® Tail Risk ETF
Equity contracts	Investments, at value	$6,960	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$6,960				$–

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X S&P 500® Collar 95-110 ETF
Equity contracts	Investments, at value	$20,712	**	Equity contracts	Options written, at value	$7,054
Total Derivatives not accounted for as hedging instruments		$20,712				$7,054

Global X Russell 2000 ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$44,150	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$44,150				$–

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

**Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025:

Amount of realized gain (loss) on derivatives reported within the income section of Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X SuperDividend® ETF
Equity contracts	$—	$—	$1,128,468

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$64,399

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$12,421

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(134,786)	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(85,648)	$(110,332)	$—

Global X S&P 500® Tail Risk ETF
Equity contracts	$(75,500)	$25	$—

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(294,565)	$(30,773)	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$(287,089)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X SuperDividend® ETF
Equity contracts	$—	$—	$170,776

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$11,205

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$27,634

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(13,133)	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(25,885)	$(30,711)	$—

Global X S&P 500® Tail Risk ETF
Equity contracts	$(10,189)	$—	$—

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(23,452)	$(3,607)	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$56,222

The following table discloses the average monthly balances of the Funds’ futures activity during the year ended October 31, 2025:

	Average Notional Balance Short	Average Notional Balance Long
Global X SuperDividend® ETF	$-	$5,688,024
Global X MSCI SuperDividend® Emerging Markets ETF	-	162,433
Global X SuperDividend® REIT ETF	-	1,192,327
Global X Russell 2000 ETF	-	3,615,245

Notes to Financial Statements (Continued)

October 31, 2025

5. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Funds’ options activity during the year ended October 31, 2025:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X NASDAQ 100® Tail Risk ETF	$-	$34,678
Global X NASDAQ 100® Collar 95-110 ETF	(20,975)	43,155
Global X S&P 500® Tail Risk ETF	(90)	17,417
Global X S&P 500® Collar 95-110 ETF	(5,635)	42,349

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2025. Accordingly, the disclosures are for informational use by shareholders and are subject to changes attributable to activity through the end of the tax year ending December 31, 2025.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2025 are primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, return of capital distributions, and sales of passive foreign investment companies.

The tax character of dividends and distributions declared during the years or period ended October 31, 2025 and October 31, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Lithium & Battery Tech ETF
2025	$6,394,452	$–	$–	$6,394,452
2024	22,783,171	–	–	22,783,171
Global X SuperDividend® ETF
2025	$88,083,476	$–	$–	$88,083,476
2024	82,970,679	–	–	82,970,679
Global X Social Media ETF
2025	$280,236	$–	$–	$280,236

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2024	378,226	–	173,861	552,087
Global X Guru® Index ETF
2025	$22,051	$–	$63,785	$85,836
2024	217,907	–	–	217,907
Global X SuperIncome™ Preferred ETF
2025	$9,102,947	$–	$–	$9,102,947
2024	9,677,017	–	–	9,677,017
Global X SuperDividend® U.S. ETF
2025	$43,258,173	$–	$–	$43,258,173
2024	38,896,520	–	–	38,896,520
Global X MSCI SuperDividend® Emerging Markets ETF
2025	$2,052,122	$–	$203,005	$2,255,127
2024	3,099,999	–	–	3,099,999
Global X SuperDividend® REIT ETF
2025	$13,205,649	$–	$5,032,543	$18,238,192
2024	15,618,158	–	3,572,605	19,190,763
Global X Renewable Energy Producers ETF
2025	$306,303	$–	$–	$306,303
2024	604,064	–	–	604,064
Global X S&P 500® Catholic Values ETF
2025	$9,146,709	$–	$–	$9,146,709
2024	8,941,586	–	–	8,941,586
Global X MSCI SuperDividend® EAFE ETF
2025	$872,114	$–	$–	$872,114
2024	677,906	–	–	677,906
Global X E-commerce ETF
2025	$241,541	$–	$–	$241,541
2024	154,261	–	–	154,261
Global X S&P Catholic Values Developed ex-U.S. ETF
2025	$453,571	$–	$–	$453,571
2024	400,397	–	–	400,397
Global X NASDAQ 100® Tail Risk ETF
2025	$14,683	$–	$–	$14,683
2024	10,896	–	–	10,896
Global X NASDAQ 100® Collar 95-110 ETF
2025	$155,595	$–	$–	$155,595
2024	13,700	–	–	13,700
Global X S&P 500® Tail Risk ETF
2025	$451,558	$–	$–	$451,558
2024	32,910	–	–	32,910
Global X S&P 500® Collar 95-110 ETF
2025	$316,521	$–	$–	$316,521
2024	28,907	–	–	28,907

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Disruptive Materials ETF
2025	$61,028	$–	$–	$61,028
2024	77,577	–	–	77,577
Global X Russell 2000 ETF
2025	$21,920,075	$–	$–	$21,920,075
2024	5,855,188	–	–	5,855,188
Global X U.S. Electrification ETF
2025	$1,403,837	$–	$–	$1,403,837
Global X S&P 500 U.S. Market Leaders Top 50 ETF
2025	$4,415	$–	$–	$4,415
Global X S&P 500 U.S. Revenue Leaders ETF
2025	$4,713	$–	$–	$4,713
Global X S&P 500® Christian Values ETF
2025	$–	$–	$–	$–

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$4,033,926	$1,252,297	$307,487	$–
Capital Loss Carryforwards	(1,007,060,358)	(899,379,788)	(124,189,047)	(23,444,543)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	65,319,861	(5,429,998)	(17,194,091)	7,574,951
Late Year Loss Deferral	–	–	–	(2,335)
Other Temporary Differences	(13)	(20)	–	(8)
Total Accumulated Losses	$(937,706,584)	$(903,557,509)	$(141,075,651)	$(15,871,935)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)
Undistributed Ordinary Income	$721,719	$1,245,508	$–	$–
Capital Loss Carryforwards	(116,883,140)	(257,939,506)	(27,585,741)	(295,737,748)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,231,577	(22,481,072)	1,913,806	(5,461,342)
Late Year Loss Deferral	–	–	–	(321,606)
Other Temporary Differences	7	13	–	(1,556,075)
Total Accumulated Losses	$(114,929,837)	$(279,175,057)	$(25,671,935)	$(303,076,771)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Undistributed Ordinary Income	$204,037	$3,579,296	$282,274	$95,066
Capital Loss Carryforwards	(22,006,561)	(18,185,420)	(2,584,694)	(42,931,326)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(17,613,443)	359,045,362	2,375,403	(1,712,183)
Other Temporary Differences	1	3	(5)	1
Total Distributable Earnings (Accumulated Losses)	$(39,415,966)	$344,439,241	$72,978	$(44,548,442)

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Undistributed Ordinary Income	$469,428	$503,726	$455,526	$364,062
Capital Loss Carryforwards	(763,649)	–	–	–
Unrealized Appreciation on Investments and Foreign Currency	2,082,885	–	–	–
Other Temporary Differences	–	(1)	4	(2)
Total Distributable Earnings	$1,788,664	$503,725	$455,530	$364,060

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF	Global X U.S. Electrification ETF
Undistributed Ordinary Income	$404,515	$34,751	$3,263,515	$66,601
Capital Loss Carryforwards	–	(2,054,586)	(19,192,025)	(1,436,937)
Unrealized Appreciation on Investments and Foreign Currency	–	1,030,205	139,527,551	15,952,515
Other Temporary Differences	(1)	(3)	–	–
Total Distributable Earnings (Accumulated Losses)	$404,514	$(989,633)	$123,599,041	$14,582,179

		Global X S&P 500 U.S. Market Leaders Top 50 ETF	Global X S&P 500 U.S. Revenue Leaders ETF	Global X S&P 500® Christian Values ETF
Undistributed Ordinary Income		$15,295	$9,778	$1,344
Capital Loss Carryforwards		(12,550)	(955)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency		(60,948)	116,198	55,808
Other Temporary Differences		–	(1)	–
Total Distributable Earnings (Accumulated Losses)		$(58,203)	$125,020	$57,152

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

October 31, 2025

6. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Lithium & Battery Tech ETF	$1,390,680,187	$353,529,968	$(288,210,107)	$65,319,861
Global X SuperDividend® ETF	1,065,165,288	113,620,169	(119,050,167)	(5,429,998)
Global X Social Media ETF	171,466,323	37,530,189	(54,724,280)	(17,194,091)
Global X Guru® Index ETF	48,846,864	9,564,464	(1,989,513)	7,574,951
Global X SuperIncome™ Preferred ETF	131,345,203	4,975,964	(3,744,387)	1,231,577
Global X SuperDividend® U.S. ETF	650,115,128	75,433,569	(97,914,641)	(22,481,072)
Global X MSCI SuperDividend® Emerging Markets ETF	38,894,670	7,773,242	(5,859,436)	1,913,806
Global X SuperDividend® REIT ETF	192,674,218	14,909,168	(7,044,233)	7,864,935
Global X Renewable Energy Producers ETF	45,224,343	2,165,901	(19,779,344)	(17,613,443)
Global X S&P 500® Catholic Values ETF	744,269,445	397,839,380	(38,794,018)	359,045,362
Global X MSCI SuperDividend® EAFE ETF	31,176,236	3,115,509	(740,106)	2,375,403
Global X E-commerce ETF	58,482,355	10,414,573	(12,126,756)	(1,712,183)
Global X S&P Catholic Values Developed ex-U.S. ETF	23,775,888	3,056,466	(973,581)	2,082,885
Global X NASDAQ 100® Tail Risk ETF	3,329,976	996,019	(996,019)	–
Global X NASDAQ 100® Collar 95-110 ETF	3,313,372	633,549	(633,549)	–
Global X S&P 500® Tail Risk ETF	2,483,888	816,676	(816,676)	–
Global X S&P 500® Collar 95-110 ETF	3,651,567	673,289	(673,289)	–
Global X Disruptive Materials ETF	9,199,586	1,738,560	(708,355)	1,030,205
Global X Russell 2000 ETF	1,213,253,632	285,501,211	(145,973,660)	139,527,551
Global X U.S. Electrification ETF	231,082,800	16,957,646	(1,005,131)	15,952,515
Global X S&P 500 U.S. Market Leaders Top 50 ETF	1,723,997	54,825	(115,773)	(60,948)
Global X S&P 500 U.S. Revenue Leaders ETF	1,928,988	200,571	(84,373)	116,198
Global X S&P 500® Christian Values ETF	2,393,004	115,930	(60,122)	55,808

The preceding differences between book and tax cost are primarily due to wash sales.

Notes to Financial Statements (Continued)

October 31, 2025

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000 ETF, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in derivative instruments, such as options and futures, which expose the Funds to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than

Notes to Financial Statements (Continued)

October 31, 2025

7. CONCENTRATION OF RISKS (continued)

other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

On or about August 15, 2025, BBH was replaced by Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) as the securities lending agent for the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 ETF and the Global X U.S. Electrification ETF. Prior to August 15, 2025, BBH served as the Securities Lending Agent for these Funds.

BNY (together with MUTB, each a “Securities Lending Agent”) serves as the securities lending agent for Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, and the Global X E-commerce ETF.

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with MUTB and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X Renewable Energy Producers ETF, Global X E-commerce ETF, and Global X Russell 2000 ETF are held by BNY or MUTB, as applicable, and are designated as being

Notes to Financial Statements (Continued)

October 31, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2025.

Notes to Financial Statements (Continued)

October 31, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Lithium & Battery Tech ETF	$119,027,184	$70,118,002	$48,909,182	$—
Global X SuperDividend® ETF	62,741,795	44,238,378	18,503,417	—
Global X Social Media ETF	5,191,361	4,148,150	1,043,211	—
Global X SuperDividend® U.S. ETF	7,686,451	5,550,815	2,135,636	—
Global X MSCI SuperDividend® Emerging Markets ETF	2,225,323	2,225,323	—	—
Global X Renewable Energy Producers ETF	1,463,134	1,463,134	—	—
Global X E-commerce ETF	1,244,341	883,792	360,549	—
Global X Russell 2000 ETF	15,268,893	15,268,893	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Lithium & Battery Tech ETF
Repurchase Agreements	$73,796,247	$—	$—	$—	$73,796,247
U.S. Government Securities	—	—	6,826,752	42,082,430	48,909,182
Total	$73,796,247	$—	$6,826,752	$42,082,430	$122,705,429
Global X SuperDividend® ETF
Repurchase Agreements	$49,211,484	$—	$—	$—	$49,211,484
U.S. Government Securities	—	—	1,857,744	16,645,673	18,503,417
Total	$49,211,484	$—	$1,857,744	$16,645,673	$67,714,901

Notes to Financial Statements (Continued)

October 31, 2025

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Social Media ETF
Repurchase Agreements	$4,748,747	$—	$—	$—	$4,748,747
U.S. Government Securities	—	—	130,848	912,363	1,043,211
Total	$4,748,747	$—	$130,848	$912,363	$5,791,958
Global X SuperDividend® U.S. ETF
Repurchase Agreements	$5,684,653	$—	$—	$—	$5,684,653
U.S. Government Securities	—	577	3,748	2,131,311	2,135,636
Total	$5,684,653	$577	$3,748	$2,131,311	$7,820,289
Global X MSCI SuperDividend® Emerging Markets ETF
Repurchase Agreements	$2,355,150	$—	$—	$—	$2,355,150
Total	$2,355,150	$—	$—	$—	$2,355,150
Global X Renewable Energy Producers ETF
Repurchase Agreements	$1,544,009	$—	$—	$—	$1,544,009
Total	$1,544,009	$—	$—	$—	$1,544,009
Global X E-commerce ETF
Repurchase Agreements	$946,008	$—	$—	$—	$946,008
U.S. Government Securities	—	915	5,945	353,689	360,549
Total	$946,008	$915	$5,945	$353,689	$1,306,557
Global X Russell 2000 ETF
Short-Term Investment	$15,311,374	$—	$—	$—	$15,311,374
Total	$15,311,374	$—	$—	$—	$15,311,374

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF, (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X Renewable Energy Producers ETF, (the “Reverse Share

Notes to Financial Statements (Concluded)

October 31, 2025

9. REVERSE STOCK SPLIT (continued)

Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for each Fund was to divide the number of outstanding

Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statements of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Lithium & Battery Tech ETF (1)
Global X SuperDividend® ETF (1)
Global X Social Media ETF (1)
Global X Guru® Index ETF (1)
Global X SuperIncome™ Preferred ETF (1)
Global X SuperDividend® U.S. ETF (1)
Global X MSCI SuperDividend® Emerging Markets ETF (1)
Global X SuperDividend® REIT ETF (1)
Global X Renewable Energy Producers ETF (1)
Global X S&P 500® Catholic Values ETF (1)
Global X MSCI SuperDividend® EAFE ETF (1)
Global X E-commerce ETF (1)
Global X S&P Catholic Values Developed ex-U.S. ETF (1)
Global X Nasdaq 100® Tail Risk ETF (1)
Global X Nasdaq 100® Collar 95-110 ETF (1)
Global X S&P 500® Tail Risk ETF (1)
Global X S&P 500® Collar 95-110 ETF (1)
Global X Disruptive Materials ETF (1)
Global X Russell 2000 ETF (2)
Global X U.S. Electrification ETF (3)
Global X S&P 500 U.S. Market Leaders Top 50 ETF (4)
Global X S&P 500 U.S. Revenue Leaders ETF (4)
Global X S&P 500® Christian Values ETF (5)

Report of Independent Registered Public Accounting Firm (Concluded)

(1)	Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2)	Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period June 4, 2024 (commencement of operations) through October 31, 2024
(3)	Statement of operations and statement of changes in net assets for the period December 17, 2024 (commencement of operations) through October 31, 2025
(4)	Statement of operations and statement of changes in net assets for the period April 15, 2025 (commencement of operations) through October 31, 2025
(5)	Statement of operations and statement of changes in net assets for the period September 23, 2025 (commencement of operations) through October 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 30, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Lithium and Battery Tech ETF
0.00%	0.00%	100.00%	100.00%	23.10%	100.00%
Global X SuperDividend® ETF
0.00%	0.00%	100.00%	100.00%	0.00%	31.81%
Global X Social Media ETF
0.00%	0.00%	100.00%	100.00%	24.46%	85.28%
Global X Guru® Index ETF
74.31%	0.00%	25.69%	100.00%	100.00%	100.00%
Global X SuperIncome™ Preferred ETF
0.00%	0.00%	100.00%	100.00%	97.32%	97.01%
Global X SuperDividend® U.S. ETF
0.00%	0.00%	100.00%	100.00%	39.24%	48.08%
Global X MSCI SuperDividend® Emerging Markets ETF
8.85%	0.00%	91.15%	100.00%	0.00%	70.70%
Global X SuperDividend® REIT ETF
38.27%	0.00%	61.73%	100.00%	0.00%	0.00%
Global X Renewable Energy Producers ETF
0.00%	0.00%	100.00%	100.00%	0.00%	51.33%
Global X S&P 500® Catholic Values ETF
0.00%	0.00%	100.00%	100.00%	80.65%	83.06%
Global X MSCI SuperDividend® EAFE ETF
0.00%	0.00%	100.00%	100.00%	0.00%	67.33%
Global X E-commerce ETF
0.00%	0.00%	100.00%	100.00%	40.47%	100.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
0.00%	0.00%	100.00%	100.00%	0.00%	75.55%
Global X NASDAQ 100® Tail Risk ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Tail Risk ETF
0.00%	0.00%	100.00%	100.00%	0.03%	0.00%
Global X S&P 500® Collar 95-110 ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Disruptive Materials ETF
0.00%	0.00%	100.00%	100.00%	20.91%	95.06%
Global X Russell 2000 ETF
0.00%	0.00%	100.00%	100.00%	57.59%	62.20%
Global X U.S. Electrification ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Global X S&P 500 U.S. Market Leaders Top 50 ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Global X S&P 500 U.S. Revenue Leaders ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Global X S&P 500® Christian Values ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Notice to Shareholders (unaudited)

For the fiscal year ended October 31, 2025, the Funds have designated the following items with regard to distributions paid during the year.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Lithium and Battery Tech ETF
	0.00%	0.34%	0.00%	0.00%	0.00%
Global X SuperDividend® ETF
	0.00%	0.01%	0.00%	12.65%	4.54%
Global X Social Media ETF
	0.00%	0.00%	0.00%	0.00%	11.01%
Global X Guru® Index ETF
	0.00%	1.06%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF
	0.00%	0.71%	0.00%	0.00%	0.00%
Global X SuperDividend® U.S. ETF
	0.00%	0.93%	0.00%	14.03%	0.00%
Global X MSCI SuperDividend® Emerging Markets ETF
	0.00%	0.00%	0.00%	0.00%	9.66%
Global X SuperDividend® REIT ETF
	0.00%	0.03%	0.00%	68.45%	0.00%
Global X Renewable Energy Producers ETF
	0.00%	0.04%	0.00%	0.00%	16.99%
Global X S&P 500® Catholic Values ETF
	0.00%	0.28%	0.00%	0.00%	0.00%
Global X MSCI SuperDividend® EAFE ETF
	0.00%	0.00%	0.00%	0.00%	8.41%
Global X E-commerce ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
	0.00%	0.01%	0.00%	0.00%	8.42%
Global X NASDAQ 100® Tail Risk ETF
	0.00%	0.03%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF
	0.00%	0.14%	100.00%	0.00%	0.00%
Global X S&P 500® Tail Risk ETF
	0.00%	0.00%	100.00%	0.37%	0.00%
Global X S&P 500® Collar 95-110 ETF
	0.00%	0.09%	100.00%	0.44%	0.00%
Global X Disruptive Materials ETF
	0.00%	0.04%	0.00%	0.00%	7.47%
Global X Russell 2000 ETF
	0.00%	0.31%	100.00%	7.43%	0.00%
Global X U.S. Electrification ETF
	0.00%	0.11%	0.00%	0.00%	0.00%
Global X S&P 500 U.S. Market Leaders Top 50 ETF
	0.00%	0.18%	0.00%	0.00%	0.00%
Global X S&P 500 U.S. Revenue Leaders ETF
	0.00%	0.25%	0.00%	0.00%	0.00%
Global X S&P 500® Christian Values ETF
	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

Notice to Shareholders (unaudited)

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2025 the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Superdividend® ETF	$39,715,495	$4,189,173

Global X Social Media ETF	380,134	34,664

Global X MSCI SuperDividend® Emerging Markets ETF	2,332,728	241,213

Global X Renewable Energy Producers ETF	555,367	62,700

Global X MSCI SuperDividend® EAFE ETF	991,055	80,126

Global X S&P Catholic Values Developed ex-U.S. ETF	567,703	41,724

Global X Disruptive Materials ETF	60,700	4,926

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

Notes

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies.

(1)      No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)      No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)      No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)      No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting (the “Board Meeting”) of the Global X Funds (the “Trust”) held on May 22, 2025, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X S&P 500® Christian Values ETF (the “New Fund”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the New Fund’s investment strategy and Global X Management’s experience with such strategy; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

compared to the average and median of the New Fund’s peer group;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the Board Meeting that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which the economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Concluded)

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-1600

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 9, 2026